UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N‑CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811‑09301
TIAA-CREF Funds

(Exact name of registrant as specified in charter)
730 Third Avenue
New York, New York 10017-3206

(Address of principal executive offices) (Zip code)
Jeremy D. Franklin, Esq.
TIAA-CREF Funds
8500 Andrew Carnegie Boulevard
Charlotte, North Carolina 28262

(Name and address of agent for service)
Registrant’s telephone number, including area code: (800) 842-2733
Date of fiscal year end: May 31
Date of reporting period: November 30, 2025

Item 1.	Reports to Stockholders.

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifecycle Retirement Income Fund
Class A Shares/TLRRX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Lifecycle Retirement Income Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$27	0.51%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$407,894,824

Total number of portfolio holdings	24

Portfolio turnover (%)	19%

1	continued>>

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

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2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifecycle Retirement Income Fund
Class I Shares/TLRHX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Retirement Income Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$17	0.33%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$407,894,824

Total number of portfolio holdings	24

Portfolio turnover (%)	19%

1	continued>>

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

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2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifecycle Retirement Income Fund
Premier Class Shares/TPILX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Retirement Income Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$21	0.41%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$407,894,824

Total number of portfolio holdings	24

Portfolio turnover (%)	19%

1	continued>>

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

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2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifecycle Retirement Income Fund
Class R6 Shares/TLRIX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Retirement Income Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$14	0.26%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$407,894,824

Total number of portfolio holdings	24

Portfolio turnover (%)	19%

1	continued>>

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

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2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifecycle Retirement Income Fund
Retirement Class Shares/TLIRX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Retirement Income Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$27	0.51%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$407,894,824

Total number of portfolio holdings	24

Portfolio turnover (%)	19%

1	continued>>

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

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2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifecycle 2010 Fund
Class I Shares/TCLHX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2010 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$16	0.30%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$692,745,611

Total number of portfolio holdings	24

Portfolio turnover (%)	18%

1	continued>>

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

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2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifecycle 2010 Fund
Premier Class Shares/TCTPX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2010 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$18	0.34%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$692,745,611

Total number of portfolio holdings	24

Portfolio turnover (%)	18%

1	continued>>

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

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2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifecycle 2010 Fund
Class R6 Shares/TCTIX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2010 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$10	0.19%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$692,745,611

Total number of portfolio holdings	24

Portfolio turnover (%)	18%

1	continued>>

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies, except for repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

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2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifecycle 2010 Fund
Retirement Class Shares/TCLEX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2010 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$23	0.44%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$692,745,611

Total number of portfolio holdings	24

Portfolio turnover (%)	18%

1	continued>>

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

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2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifecycle 2015 Fund
Class I Shares/TCNHX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2015 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$17	0.33%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$976,016,313

Total number of portfolio holdings	24

Portfolio turnover (%)	18%

1	continued>>

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

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2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifecycle 2015 Fund
Premier Class Shares/TCFPX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2015 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$21	0.41%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$976,016,313

Total number of portfolio holdings	24

Portfolio turnover (%)	18%

1	continued>>

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

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2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifecycle 2015 Fund
Class R6 Shares/TCNIX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2015 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$14	0.26%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$976,016,313

Total number of portfolio holdings	24

Portfolio turnover (%)	18%

1	continued>>

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

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2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifecycle 2015 Fund
Retirement Class Shares/TCLIX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2015 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$27	0.51%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$976,016,313

Total number of portfolio holdings	24

Portfolio turnover (%)	18%

1	continued>>

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

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2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifecycle 2020 Fund
Class I Shares/TCWHX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2020 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$20	0.38%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$2,091,974,678

Total number of portfolio holdings	24

Portfolio turnover (%)	18%

1	continued>>

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

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2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifecycle 2020 Fund
Premier Class Shares/TCWPX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2020 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$21	0.41%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$2,091,974,678

Total number of portfolio holdings	24

Portfolio turnover (%)	18%

1	continued>>

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

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2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifecycle 2020 Fund
Class R6 Shares/TCWIX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2020 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$14	0.26%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$2,091,974,678

Total number of portfolio holdings	24

Portfolio turnover (%)	18%

1	continued>>

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifecycle 2020 Fund
Retirement Class Shares/TCLTX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2020 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$27	0.51%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$2,091,974,678

Total number of portfolio holdings	24

Portfolio turnover (%)	18%

1	continued>>

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W433_SAR_1125 5027733

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifecycle 2025 Fund
Class I Shares/TCQHX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2025 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$16	0.31%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$3,393,373,620

Total number of portfolio holdings	24

Portfolio turnover (%)	19%

1	continued>>

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P502_SAR_1125 5027740

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifecycle 2025 Fund
Premier Class Shares/TCQPX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2025 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$21	0.41%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$3,393,373,620

Total number of portfolio holdings	24

Portfolio turnover (%)	19%

1	continued>>

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M392_SAR_1125 5027740

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifecycle 2025 Fund
Class R6 Shares/TCYIX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2025 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$14	0.26%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$3,393,373,620

Total number of portfolio holdings	24

Portfolio turnover (%)	19%

1	continued>>

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315639_SAR_1125 5027740

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifecycle 2025 Fund
Retirement Class Shares/TCLFX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2025 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$27	0.51%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$3,393,373,620

Total number of portfolio holdings	24

Portfolio turnover (%)	19%

1	continued>>

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W425_SAR_1125 5027740

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifecycle 2030 Fund
Class I Shares/TCHHX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2030 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$15	0.28%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$4,577,238,249

Total number of portfolio holdings	24

Portfolio turnover (%)	17%

1	continued>>

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P601_SAR_1125 5027749

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifecycle 2030 Fund
Premier Class Shares/TCHPX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2030 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$21	0.40%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$4,577,238,249

Total number of portfolio holdings	24

Portfolio turnover (%)	17%

1	continued>>

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M384_SAR_1125 5027749

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifecycle 2030 Fund
Class R6 Shares/TCRIX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2030 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$13	0.25%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$4,577,238,249

Total number of portfolio holdings	24

Portfolio turnover (%)	17%

1	continued>>

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315621_SAR_1125 5027749

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifecycle 2030 Fund
Retirement Class Shares/TCLNX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2030 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$26	0.50%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$4,577,238,249

Total number of portfolio holdings	24

Portfolio turnover (%)	17%

1	continued>>

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W417_SAR_1125 5027749

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifecycle 2035 Fund
Class I Shares/TCYHX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2035 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$15	0.28%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$5,147,458,124

Total number of portfolio holdings	24

Portfolio turnover (%)	15%

1	continued>>

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87245P700_SAR_1125 5027756

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifecycle 2035 Fund
Premier Class Shares/TCYPX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2035 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$21	0.39%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$5,147,458,124

Total number of portfolio holdings	24

Portfolio turnover (%)	15%

1	continued>>

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87245M376_SAR_1125 5027756

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifecycle 2035 Fund
Class R6 Shares/TCIIX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2035 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$13	0.24%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$5,147,458,124

Total number of portfolio holdings	24

Portfolio turnover (%)	15%

1	continued>>

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

886315613_SAR_1125 5027756

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifecycle 2035 Fund
Retirement Class Shares/TCLRX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2035 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$26	0.49%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$5,147,458,124

Total number of portfolio holdings	24

Portfolio turnover (%)	15%

1	continued>>

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87244W391_SAR_1125 5027756

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifecycle 2040 Fund
Class I Shares/TCZHX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2040 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$15	0.28%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$6,351,183,687

Total number of portfolio holdings	24

Portfolio turnover (%)	13%

1	continued>>

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87245P809_SAR_1125 5027765

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifecycle 2040 Fund
Premier Class Shares/TCZPX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2040 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$20	0.38%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$6,351,183,687

Total number of portfolio holdings	24

Portfolio turnover (%)	13%

1	continued>>

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87245M368_SAR_1125 5027765

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifecycle 2040 Fund
Class R6 Shares/TCOIX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2040 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$12	0.23%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$6,351,183,687

Total number of portfolio holdings	24

Portfolio turnover (%)	13%

1	continued>>

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

886315597_SAR_1125 5027765

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifecycle 2040 Fund
Retirement Class Shares/TCLOX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2040 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$25	0.48%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$6,351,183,687

Total number of portfolio holdings	24

Portfolio turnover (%)	13%

1	continued>>

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W383_SAR_1125 5027765

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifecycle 2045 Fund
Class I Shares/TTFHX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2045 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$14	0.26%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$4,760,819,665

Total number of portfolio holdings	22

Portfolio turnover (%)	13%

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P882_SAR_1125 5027774

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifecycle 2045 Fund
Premier Class Shares/TTFPX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2045 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$20	0.38%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$4,760,819,665

Total number of portfolio holdings	22

Portfolio turnover (%)	13%

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M350_SAR_1125 5027774

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifecycle 2045 Fund
Class R6 Shares/TTFIX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2045 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$12	0.23%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$4,760,819,665

Total number of portfolio holdings	22

Portfolio turnover (%)	13%

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315589_SAR_1125 5027774

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifecycle 2045 Fund
Retirement Class Shares/TTFRX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2045 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$26	0.48%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$4,760,819,665

Total number of portfolio holdings	22

Portfolio turnover (%)	13%

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315522_SAR_1125 5027774

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifecycle 2050 Fund
Class I Shares/TFTHX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2050 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$14	0.26%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$3,877,800,314

Total number of portfolio holdings	22

Portfolio turnover (%)	13%

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P874_SAR_1125 5027781

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifecycle 2050 Fund
Premier Class Shares/TCLPX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2050 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$20	0.38%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$3,877,800,314

Total number of portfolio holdings	22

Portfolio turnover (%)	13%

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87245M343_SAR_1125 5027781

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifecycle 2050 Fund
Class R6 Shares/TFTIX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2050 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$12	0.23%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$3,877,800,314

Total number of portfolio holdings	22

Portfolio turnover (%)	13%

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

886315571_SAR_1125 5027781

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifecycle 2050 Fund
Retirement Class Shares/TLFRX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2050 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$26	0.48%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$3,877,800,314

Total number of portfolio holdings	22

Portfolio turnover (%)	13%

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

886315514_SAR_1125 5027781

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifecycle 2055 Fund
Class I Shares/TTRHX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2055 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$14	0.27%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$2,092,261,663

Total number of portfolio holdings	19

Portfolio turnover (%)	14%

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87245P866_SAR_1125 5027788

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifecycle 2055 Fund
Premier Class Shares/TTRPX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2055 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$20	0.38%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$2,092,261,663

Total number of portfolio holdings	19

Portfolio turnover (%)	14%

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87245M186_SAR_1125 5027788

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifecycle 2055 Fund
Class R6 Shares/TTRIX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2055 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$12	0.23%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$2,092,261,663

Total number of portfolio holdings	19

Portfolio turnover (%)	14%

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87245M210_SAR_1125 5027788

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifecycle 2055 Fund
Retirement Class Shares/TTRLX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2055 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$26	0.48%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$2,092,261,663

Total number of portfolio holdings	19

Portfolio turnover (%)	14%

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87245M194_SAR_1125 5027788

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifecycle 2060 Fund
Class I Shares/TLXHX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2060 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$13	0.25%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$1,011,198,649

Total number of portfolio holdings	19

Portfolio turnover (%)	13%

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87245P858_SAR_1125 5027801

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifecycle 2060 Fund
Premier Class Shares/TLXPX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2060 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$20	0.38%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$1,011,198,649

Total number of portfolio holdings	19

Portfolio turnover (%)	13%

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87245R524_SAR_1125 5027801

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifecycle 2060 Fund
Class R6 Shares/TLXNX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2060 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$12	0.23%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$1,011,198,649

Total number of portfolio holdings	19

Portfolio turnover (%)	13%

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87245R573_SAR_1125 5027801

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifecycle 2060 Fund
Retirement Class Shares/TLXRX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2060 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$26	0.48%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$1,011,198,649

Total number of portfolio holdings	19

Portfolio turnover (%)	13%

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87245R532_SAR_1125 5027801

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifecycle 2065 Fund
Class I Shares/TSFHX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2065 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$17	0.31%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$188,875,840

Total number of portfolio holdings	19

Portfolio turnover (%)	22%

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87249N776_SAR_1125 5027806

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifecycle 2065 Fund
Premier Class Shares/TSFPX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2065 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$20	0.37%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$188,875,840

Total number of portfolio holdings	19

Portfolio turnover (%)	22%

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87249N750_SAR_1125 5027806

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifecycle 2065 Fund
Class R6 Shares/TSFTX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2065 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$12	0.22%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$188,875,840

Total number of portfolio holdings	19

Portfolio turnover (%)	22%

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87249N768_SAR_1125 5027806

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifecycle 2065 Fund
Retirement Class Shares/TSFRX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2065 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$25	0.47%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$188,875,840

Total number of portfolio holdings	19

Portfolio turnover (%)	22%

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87249N743_SAR_1125 5027806

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifecycle 2070 Fund
Class I Shares/TLCGX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2070 Fund for the period of September 30, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the period since inception? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$18	0.35%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$5,114,256

Total number of portfolio holdings	18

Portfolio turnover (%)	2%

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds).

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87249N677_SAR_1125 5027815

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifecycle 2070 Fund
Premier Class Shares/TLCPX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2070 Fund for the period of September 30, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the period since inception? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$18	0.35%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$5,114,256

Total number of portfolio holdings	18

Portfolio turnover (%)	2%

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds).

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87249N644_SAR_1125 5027815

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifecycle 2070 Fund
Class R6 Shares/TLCRX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2070 Fund for the period of September 30, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the period since inception? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$10	0.20%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$5,114,256

Total number of portfolio holdings	18

Portfolio turnover (%)	2%

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds).

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87249N669_SAR_1125 5027815

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifecycle 2070 Fund
Retirement Class Shares/TLCOX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2070 Fund for the period of September 30, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the period since inception? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$23	0.45%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$5,114,256

Total number of portfolio holdings	18

Portfolio turnover (%)	2%

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds).

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87249N651_SAR_1125 5027815

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifecycle Index Retirement Income Fund
Class I Shares/TLIHX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index Retirement Income Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at

https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$9	0.18%
* The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$845,268,745

Total number of portfolio holdings	9

Portfolio turnover (%)	17%

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P841_SAR_1125 5027828

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifecycle Index Retirement Income Fund
Premier Class Shares/TLIPX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index Retirement Income Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at
https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$13	0.25%
* The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$845,268,745

Total number of portfolio holdings	9

Portfolio turnover (%)	17%

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M624_SAR_1125 5027828

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifecycle Index Retirement Income Fund
Class R6 Shares/TRILX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index Retirement Income Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$5	0.10%
* The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$845,268,745

Total number of portfolio holdings	9

Portfolio turnover (%)	17%

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M731_SAR_1125 5027828

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifecycle Index Retirement Income Fund
Retirement Class Shares/TRCIX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index Retirement Income Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at
https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$18	0.35%
* The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$845,268,745

Total number of portfolio holdings	9

Portfolio turnover (%)	17%

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M889_SAR_1125 5027828

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifecycle Index 2010 Fund
Class I Shares/TLTHX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2010 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$6	0.12%
* The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$661,057,279

Total number of portfolio holdings	9

Portfolio turnover (%)	14%

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P833_SAR_1125 5027839

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifecycle Index 2010 Fund
Premier Class Shares/TLTPX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2010 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$13	0.25%
* The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$661,057,279

Total number of portfolio holdings	9

Portfolio turnover (%)	14%

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M723_SAR_1125 5027839

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifecycle Index 2010 Fund
Class R6 Shares/TLTIX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2010 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$5	0.10%
* The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$661,057,279

Total number of portfolio holdings	9

Portfolio turnover (%)	14%

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M830_SAR_1125 5027839

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifecycle Index 2010 Fund
Retirement Class Shares/TLTRX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2010 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at
https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$18	0.35%
* The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$661,057,279

Total number of portfolio holdings	9

Portfolio turnover (%)	14%

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M202_SAR_1125 5027839

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifecycle Index 2015 Fund
Class I Shares/TLFAX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2015 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$6	0.12%
* The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$1,010,507,786

Total number of portfolio holdings	9

Portfolio turnover (%)	13%

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P825_SAR_1125 5027845

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifecycle Index 2015 Fund
Premier Class Shares/TLFPX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2015 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$13	0.25%
* The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$1,010,507,786

Total number of portfolio holdings	9

Portfolio turnover (%)	13%

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M715_SAR_1125 5027845

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifecycle Index 2015 Fund
Class R6 Shares/TLFIX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2015 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$5	0.10%
* The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$1,010,507,786

Total number of portfolio holdings	9

Portfolio turnover (%)	13%

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M822_SAR_1125 5027845

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifecycle Index 2015 Fund
Retirement Class Shares/TLGRX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2015 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$18	0.35%
* The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$1,010,507,786

Total number of portfolio holdings	9

Portfolio turnover (%)	13%

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M301_SAR_1125 5027845

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifecycle Index 2020 Fund
Class I Shares/TLWHX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2020 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$6	0.12%
* The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$3,031,373,695

Total number of portfolio holdings	9

Portfolio turnover (%)	11%

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P817_SAR_1125 5027862

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifecycle Index 2020 Fund
Premier Class Shares/TLWPX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2020 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$13	0.25%
* The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$3,031,373,695

Total number of portfolio holdings	9

Portfolio turnover (%)	11%

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M699_SAR_1125 5027862

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifecycle Index 2020 Fund
Class R6 Shares/TLWIX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2020 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$5	0.10%
* The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$3,031,373,695

Total number of portfolio holdings	9

Portfolio turnover (%)	11%

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M814_SAR_1125 5027862

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifecycle Index 2020 Fund
Retirement Class Shares/TLWRX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2020 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at
https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$18	0.35%
* The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$3,031,373,695

Total number of portfolio holdings	9

Portfolio turnover (%)	11%

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M400_SAR_1125 5027862

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifecycle Index 2025 Fund
Class I Shares/TLQHX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2025 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$6	0.12%
* The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$6,268,822,811

Total number of portfolio holdings	9

Portfolio turnover (%)	10%

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P791_SAR_1125 5027874

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifecycle Index 2025 Fund
Premier Class Shares/TLVPX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2025 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$13	0.25%
* The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$6,268,822,811

Total number of portfolio holdings	9

Portfolio turnover (%)	10%

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M681_SAR_1125 5027874

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifecycle Index 2025 Fund
Class R6 Shares/TLQIX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2025 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$5	0.10%
* The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$6,268,822,811

Total number of portfolio holdings	9

Portfolio turnover (%)	10%

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M798_SAR_1125 5027874

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifecycle Index 2025 Fund
Retirement Class Shares/TLQRX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2025 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$18	0.35%
* The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$6,268,822,811

Total number of portfolio holdings	9

Portfolio turnover (%)	10%

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M509_SAR_1125 5027874

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifecycle Index 2030 Fund
Class I Shares/TLHHX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2030 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$6	0.12%
* The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$9,571,527,770

Total number of portfolio holdings	9

Portfolio turnover (%)	10%

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P783_SAR_1125 5027886

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifecycle Index 2030 Fund
Premier Class Shares/TLHPX

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2030 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at
https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$13	0.25%
* The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$9,571,527,770

Total number of portfolio holdings	9

Portfolio turnover (%)	10%

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M673_SAR_1125 5027886

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifecycle Index 2030 Fund
Class R6 Shares/TLHIX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2030 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$5	0.10%
* The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$9,571,527,770

Total number of portfolio holdings	9

Portfolio turnover (%)	10%

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M780_SAR_1125 5027886

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifecycle Index 2030 Fund
Retirement Class Shares/TLHRX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2030 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at
https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$18	0.35%
* The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$9,571,527,770

Total number of portfolio holdings	9

Portfolio turnover (%)	10%

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M608_SAR_1125 5027886

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifecycle Index 2035 Fund
Class I Shares/TLYHX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2035 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$6	0.12%
* The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$10,622,682,795

Total number of portfolio holdings	9

Portfolio turnover (%)	10%

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P775_SAR_1125 5027893

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifecycle Index 2035 Fund
Premier Class Shares/TLYPX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2035 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$13	0.25%
* The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$10,622,682,795

Total number of portfolio holdings	9

Portfolio turnover (%)	10%

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M665_SAR_1125 5027893

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifecycle Index 2035 Fund
Class R6 Shares/TLYIX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2035 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$5	0.10%
* The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$10,622,682,795

Total number of portfolio holdings	9

Portfolio turnover (%)	10%

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M772_SAR_1125 5027893

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifecycle Index 2035 Fund
Retirement Class Shares/TLYRX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2035 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$18	0.35%
* The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$10,622,682,795

Total number of portfolio holdings	9

Portfolio turnover (%)	10%

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M707_SAR_1125 5027893

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifecycle Index 2040 Fund
Class I Shares/TLZHX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2040 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$6	0.12%
* The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$11,125,465,577

Total number of portfolio holdings	9

Portfolio turnover (%)	8%

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P767_SAR_1125 5027898

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifecycle Index 2040 Fund
Premier Class Shares/TLPRX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2040 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$13	0.25%
* The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$11,125,465,577

Total number of portfolio holdings	9

Portfolio turnover (%)	8%

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M657_SAR_1125 5027898

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifecycle Index 2040 Fund
Class R6 Shares/TLZIX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2040 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$5	0.10%
* The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$11,125,465,577

Total number of portfolio holdings	9

Portfolio turnover (%)	8%

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M764_SAR_1125 5027898

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifecycle Index 2040 Fund
Retirement Class Shares/TLZRX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2040 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$19	0.35%
* The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$11,125,465,577

Total number of portfolio holdings	9

Portfolio turnover (%)	8%

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M806_SAR_1125 5027898

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifecycle Index 2045 Fund
Class I Shares/TLMHX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2045 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$6	0.12%
* The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$9,833,756,739

Total number of portfolio holdings	7

Portfolio turnover (%)	10%

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P759_SAR_1125 5027921

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifecycle Index 2045 Fund
Premier Class Shares/TLMPX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2045 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$13	0.25%
* The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$9,833,756,739

Total number of portfolio holdings	7

Portfolio turnover (%)	10%

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M640_SAR_1125 5027921

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifecycle Index 2045 Fund
Class R6 Shares/TLXIX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2045 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$5	0.10%
* The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$9,833,756,739

Total number of portfolio holdings	7

Portfolio turnover (%)	10%

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M756_SAR_1125 5027921

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifecycle Index 2045 Fund
Retirement Class Shares/TLMRX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2045 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at
https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$19	0.35%
* The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$9,833,756,739

Total number of portfolio holdings	7

Portfolio turnover (%)	10%

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M863_SAR_1125 5027921

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifecycle Index 2050 Fund
Class I Shares/TLLHX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2050 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$6	0.12%
* The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$8,502,306,499

Total number of portfolio holdings	7

Portfolio turnover (%)	6%

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P742_SAR_1125 5027927

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifecycle Index 2050 Fund
Premier Class Shares/TLLPX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2050 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$13	0.25%
* The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$8,502,306,499

Total number of portfolio holdings	7

Portfolio turnover (%)	6%

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M632_SAR_1125 5027927

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifecycle Index 2050 Fund
Class R6 Shares/TLLIX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2050 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$5	0.10%
* The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$8,502,306,499

Total number of portfolio holdings	7

Portfolio turnover (%)	6%

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M749_SAR_1125 5027927

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifecycle Index 2050 Fund
Retirement Class Shares/TLLRX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2050 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at
https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$19	0.35%
* The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$8,502,306,499

Total number of portfolio holdings	7

Portfolio turnover (%)	6%

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M871_SAR_1125 5027927

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifecycle Index 2055 Fund
Class I Shares/TTIHX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2055 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$6	0.12%
* The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$5,499,389,925

Total number of portfolio holdings	6

Portfolio turnover (%)	7%

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P734_SAR_1125 5027935

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifecycle Index 2055 Fund
Premier Class Shares/TTIPX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2055 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at
https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$13	0.25%
* The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$5,499,389,925

Total number of portfolio holdings	6

Portfolio turnover (%)	7%

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M160_SAR_1125 5027935

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifecycle Index 2055 Fund
Class R6 Shares/TTIIX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2055 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$5	0.10%
* The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$5,499,389,925

Total number of portfolio holdings	6

Portfolio turnover (%)	7%

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M178_SAR_1125 5027935

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifecycle Index 2055 Fund
Retirement Class Shares/TTIRX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2055 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at
https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$19	0.35%
* The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$5,499,389,925

Total number of portfolio holdings	6

Portfolio turnover (%)	7%

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M152_SAR_1125 5027935

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifecycle Index 2060 Fund
Class I Shares/TVIHX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2060 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$6	0.12%
* The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$3,332,810,822

Total number of portfolio holdings	6

Portfolio turnover (%)	6%

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P726_SAR_1125 5027940

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifecycle Index 2060 Fund
Premier Class Shares/TVIPX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2060 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$13	0.25%
* The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$3,332,810,822

Total number of portfolio holdings	6

Portfolio turnover (%)	6%

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R540_SAR_1125 5027940

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifecycle Index 2060 Fund
Class R6 Shares/TVIIX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2060 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$5	0.10%
* The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$3,332,810,822

Total number of portfolio holdings	6

Portfolio turnover (%)	6%

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R565_SAR_1125 5027940

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifecycle Index 2060 Fund
Retirement Class Shares/TVITX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2060 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$19	0.35%
* The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$3,332,810,822

Total number of portfolio holdings	6

Portfolio turnover (%)	6%

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R557_SAR_1125 5027940

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifecycle Index 2065 Fund
Class I Shares/TFIHX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2065 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$5	0.10%
* The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$826,837,969

Total number of portfolio holdings	6

Portfolio turnover (%)	6%

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87249N735_SAR_1125 5027946

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifecycle Index 2065 Fund
Premier Class Shares/TFIPX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2065 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$13	0.25%
* The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$826,837,969

Total number of portfolio holdings	6

Portfolio turnover (%)	6%

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87249N719_SAR_1125 5027946

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifecycle Index 2065 Fund
Class R6 Shares/TFITX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2065 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$5	0.10%
* The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$826,837,969

Total number of portfolio holdings	6

Portfolio turnover (%)	6%

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87249N727_SAR_1125 5027946

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifecycle Index 2065 Fund
Retirement Class Shares/TFIRX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2065 Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at
https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$19	0.35%
* The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$826,837,969

Total number of portfolio holdings	6

Portfolio turnover (%)	6%

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87249N693_SAR_1125 5027946

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifecycle Index 2070 Fund
Class I Shares/TLICX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2070 Fund for the period of September 30, 2025 to November 30, 2025. You can find additional information at
https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the period since inception? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$13	0.25%
* The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$5,103,960

Total number of portfolio holdings	5

Portfolio turnover (%)	2%

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds).

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87249N636_SAR_1125 5027955

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifecycle Index 2070 Fund
Premier Class Shares/TPREX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2070 Fund for the period of September 30, 2025 to November 30, 2025. You can find additional information at
https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the period since inception? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$13	0.25%
* The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$5,103,960

Total number of portfolio holdings	5

Portfolio turnover (%)	2%

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds).

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87249N594_SAR_1125 5027955

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifecycle Index 2070 Fund
Class R6 Shares/TLCLX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2070 Fund for the period of September 30, 2025 to November 30, 2025. You can find additional information at
https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the period since inception? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$5	0.10%
* The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$5,103,960

Total number of portfolio holdings	5

Portfolio turnover (%)	2%

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds).

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87249N628_SAR_1125 5027955

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifecycle Index 2070 Fund
Retirement Class Shares/TRETX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2070 Fund for the period of September 30, 2025 to November 30, 2025. You can find additional information at
https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the period since inception? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$18	0.35%
* The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$5,103,960

Total number of portfolio holdings	5

Portfolio turnover (%)	2%

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds).

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87249N610_SAR_1125 5027955

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifestyle Income Fund
Class A Shares/TSILX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Lifestyle Income Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$20	0.39%
* The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$77,087,787

Total number of portfolio holdings	17

Portfolio turnover (%)	7%

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87245R508_SAR_1125 5027969

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifestyle Income Fund
Class I Shares/TSIHX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifestyle Income Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$11	0.21%
* The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$77,087,787

Total number of portfolio holdings	17

Portfolio turnover (%)	7%

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87245R268_SAR_1125 5027969

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifestyle Income Fund
Premier Class Shares/TSIPX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifestyle Income Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$13	0.25%
* The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$77,087,787

Total number of portfolio holdings	17

Portfolio turnover (%)	7%

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87245R706_SAR_1125 5027969

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifestyle Income Fund
Class R6 Shares/TSITX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifestyle Income Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$5	0.10%
* The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$77,087,787

Total number of portfolio holdings	17

Portfolio turnover (%)	7%

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87245R607_SAR_1125 5027969

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifestyle Income Fund
Retirement Class Shares/TLSRX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifestyle Income Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$18	0.35%
* The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$77,087,787

Total number of portfolio holdings	17

Portfolio turnover (%)	7%

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87245R805_SAR_1125 5027969

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifestyle Conservative Fund
Class A Shares/TSCLX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Lifestyle Conservative Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$20	0.39%
* The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$325,554,431

Total number of portfolio holdings	18

Portfolio turnover (%)	9%

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87245R888_SAR_1125 5027979

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifestyle Conservative Fund
Class I Shares/TLSHX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifestyle Conservative Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$9	0.17%
* The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$325,554,431

Total number of portfolio holdings	18

Portfolio turnover (%)	9%

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87245R250_SAR_1125 5027979

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifestyle Conservative Fund
Premier Class Shares/TLSPX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifestyle Conservative Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$13	0.25%
* The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$325,554,431

Total number of portfolio holdings	18

Portfolio turnover (%)	9%

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787

87245R862_SAR_1125 5027979

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifestyle Conservative Fund
Class R6 Shares/TCSIX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifestyle Conservative Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$5	0.10%
* The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$325,554,431

Total number of portfolio holdings	18

Portfolio turnover (%)	9%
What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87245R870_SAR_1125 5027979

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifestyle Conservative Fund
Retirement Class Shares/TSCTX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifestyle Conservative Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$18	0.35%
* The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$325,554,431

Total number of portfolio holdings	18

Portfolio turnover (%)	9%

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87245R854_SAR_1125 5027979

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifestyle Moderate Fund
Class A Shares/TSMLX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Lifestyle Moderate Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$21	0.40%
* The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$606,275,283

Total number of portfolio holdings	16

Portfolio turnover (%)	10%

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87245R847_SAR_1125 5027986

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifestyle Moderate Fund
Class I Shares/TSMHX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifestyle Moderate Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$9	0.17%
* The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$606,275,283

Total number of portfolio holdings	16

Portfolio turnover (%)	10%

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87245R243_SAR_1125 5027986

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifestyle Moderate Fund
Premier Class Shares/TSMPX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifestyle Moderate Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$13	0.25%
* The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$606,275,283

Total number of portfolio holdings	16

Portfolio turnover (%)	10%

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87245R821_SAR_1125 5027986

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifestyle Moderate Fund
Class R6 Shares/TSIMX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifestyle Moderate Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$5	0.10%
* The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$606,275,283

Total number of portfolio holdings	16

Portfolio turnover (%)	10%

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87245R839_SAR_1125 5027986

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifestyle Moderate Fund
Retirement Class Shares/TSMTX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifestyle Moderate Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$18	0.35%
* The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$606,275,283

Total number of portfolio holdings	16

Portfolio turnover (%)	10%

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87245R813_SAR_1125 5027986

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifestyle Growth Fund
Class A Shares/TSGLX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Lifestyle Growth Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$21	0.40%
* The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$335,644,628

Total number of portfolio holdings	16

Portfolio turnover (%)	11%

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87245R797_SAR_1125 5027995

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifestyle Growth Fund
Class I Shares/TSGHX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifestyle Growth Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$10	0.18%
* The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$335,644,628

Total number of portfolio holdings	16

Portfolio turnover (%)	11%

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R235_SAR_1125 5027995

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifestyle Growth Fund
Premier Class Shares/TSGPX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifestyle Growth Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$13	0.25%
* The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$335,644,628

Total number of portfolio holdings	16

Portfolio turnover (%)	11%

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87245R771_SAR_1125 5027995

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifestyle Growth Fund
Class R6 Shares/TSGGX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifestyle Growth Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$5	0.10%
* The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$335,644,628

Total number of portfolio holdings	16

Portfolio turnover (%)	11%

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87245R789_SAR_1125 5027995

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifestyle Growth Fund
Retirement Class Shares/TSGRX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifestyle Growth Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$19	0.35%
* The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$335,644,628

Total number of portfolio holdings	16

Portfolio turnover (%)	11%

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87245R763_SAR_1125 5027995

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifestyle Aggressive Growth Fund
Class A Shares/TSALX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Lifestyle Aggressive Growth Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$23	0.42%
* The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$274,405,602

Total number of portfolio holdings	15

Portfolio turnover (%)	13%

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87245R755_SAR_1125 5028002

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifestyle Aggressive Growth Fund
Class I Shares/TSAHX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifestyle Aggressive Growth Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$10	0.18%
* The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$274,405,602

Total number of portfolio holdings	15

Portfolio turnover (%)	13%

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87245R227_SAR_1125 5028002

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifestyle Aggressive Growth Fund
Premier Class Shares/TSAPX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifestyle Aggressive Growth Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$13	0.25%
* The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$274,405,602

Total number of portfolio holdings	15

Portfolio turnover (%)	13%

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87245R730_SAR_1125 5028002

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifestyle Aggressive Growth Fund
Class R6 Shares/TSAIX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifestyle Aggressive Growth Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$5	0.10%
* The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$274,405,602

Total number of portfolio holdings	15

Portfolio turnover (%)	13%

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87245R748_SAR_1125 5028002

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Lifestyle Aggressive Growth Fund
Retirement Class Shares/TSARX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifestyle Aggressive Growth Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$19	0.35%
* The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$274,405,602

Total number of portfolio holdings	15

Portfolio turnover (%)	13%

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87245R722_SAR_1125 5028002

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Managed Allocation Fund
Class A Shares/TIMRX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Managed Allocation Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$13	0.25%
* The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$938,311,090

Total number of portfolio holdings	16

Portfolio turnover (%)	9%

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

886315845_SAR_1125 5028011

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Managed Allocation Fund
Class R6 Shares/TIMIX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Managed Allocation Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$0	0.00%
* The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$938,311,090

Total number of portfolio holdings	16

Portfolio turnover (%)	9%

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

886315837_SAR_1125 5028011

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Managed Allocation Fund
Retirement Class Shares/TITRX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Managed Allocation Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$13	0.25%
* The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$938,311,090

Total number of portfolio holdings	16

Portfolio turnover (%)	9%

What did the Fund invest in? (as of November 30, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

886315829_SAR_1125 5028011

2

Item 2.	Code of Ethics.

Not applicable to this filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Portfolio of Investments November 30, 2025
Lifecycle Retirement Income
1
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
DIRECT REAL ESTATE—4.3%
1,806,597 (b)
Nuveen Real Property Fund LP (purchased 8/01/16-11/19/25; cost $18,534,971) $ 17,379,466
TOTAL DIRECT REAL ESTATE 17,379,466
FIXED INCOME—30.3%
5,435,408
Nuveen Core Bond Fund, Class W 50,712,357
4,252,471
Nuveen Core Plus Bond Fund, Class W 39,760,608
852,508
Nuveen Floating Rate Income Fund, Class R6 15,328,097
2,009,661
Nuveen High Yield Fund, Class W 17,885,986
TOTAL FIXED INCOME 123,687,048
INFLATION-PROTECTED ASSETS—10.0%
3,730,802
Nuveen Inflation Linked Bond Fund, Class W 40,777,664
TOTAL INFLATION-PROTECTED ASSETS 40,777,664
INTERNATIONAL EQUITY—12.5%
846,834
Nuveen Emerging Markets Equity Fund, Class W 8,773,201
786,479
Nuveen International Equity Fund, Class W 13,637,545
848,262
Nuveen International Opportunities Fund, Class W 14,954,864
177,997
Nuveen International Value Fund, Class I 6,470,185
507,965
Nuveen Quant International Small Cap Equity Fund, Class W 7,111,511
TOTAL INTERNATIONAL EQUITY 50,947,306
INTERNATIONAL FIXED INCOME—9.6%
1,924,137
Nuveen Emerging Markets Debt Fund, Class W 17,682,823
2,378,390
Nuveen International Bond Fund, Class W 21,548,217
TOTAL INTERNATIONAL FIXED INCOME 39,231,040
SHORT-TERM FIXED INCOME—10.0%
3,987,963
Nuveen Short Term Bond Fund, Class W 40,756,982
TOTAL SHORT-TERM FIXED INCOME 40,756,982
U.S. EQUITY—23.2%
744,224
Nuveen Core Equity Fund, Class W 12,748,552
224,938
Nuveen Dividend Growth Fund, Class R6 15,331,754
851,817
Nuveen Dividend Value Fund, Class R6 13,978,321
382,919
Nuveen Growth Opportunities ETF 15,446,569
489,924
Nuveen Large Cap Growth Fund, Class W 16,417,361
573,455
Nuveen Large Cap Value Fund, Class W 14,703,388
65,830
Nuveen Quant Small Cap Equity Fund, Class W 1,408,769
80,151
Nuveen Small Cap Select Fund, Class R6 1,344,937
193,189
Nuveen Quant Small/Mid Cap Equity Fund, Class W 3,307,397
TOTAL U.S. EQUITY 94,687,048
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $347,632,469) 407,466,554
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$360,000 (c) Fixed Income Clearing Corporation 4 .080% 12/01/25 360,000
TOTAL REPURCHASE AGREEMENT 360,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $360,000) 360,000
TOTAL INVESTMENTS—100.0%
(Cost $347,992,469) 407,826,554
OTHER ASSETS & LIABILITIES, NET—0.0% 68,270
NET ASSETS—100.0% $ 407,894,824
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Restricted security.
(c) Agreement with Fixed Income Clearing Corporation, 4.080% dated 11/28/25 to be repurchased at $360,122 on 12/1/25, collateralized by Government Agency Securities, with coupon rate
3.750% and maturity date 4/30/27, valued at $367,259.

Lifecycle 2010
Portfolio of Investments November 30, 2025
2
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
DIRECT REAL ESTATE—2.0%
1,437,301 (b)
Nuveen Real Property Fund LP (purchased 7/01/16-4/09/25; cost $14,516,621) $ 13,826,836
TOTAL DIRECT REAL ESTATE 13,826,836
FIXED INCOME—30.3%
9,317,488
Nuveen Core Bond Fund, Class W 86,932,166
7,106,651
Nuveen Core Plus Bond Fund, Class W 66,447,186
1,443,672
Nuveen Floating Rate Income Fund, Class R6 25,957,226
3,423,836
Nuveen High Yield Fund, Class W 30,472,143
TOTAL FIXED INCOME 209,808,721
INFLATION-PROTECTED ASSETS—10.0%
6,324,743
Nuveen Inflation Linked Bond Fund, Class W 69,129,446
TOTAL INFLATION-PROTECTED ASSETS 69,129,446
INTERNATIONAL EQUITY—11.4%
1,325,134
Nuveen Emerging Markets Equity Fund, Class W 13,728,393
1,219,382
Nuveen International Equity Fund, Class W 21,144,092
1,306,167
Nuveen International Opportunities Fund, Class W 23,027,730
277,831
Nuveen International Value Fund, Class I 10,099,144
788,382
Nuveen Quant International Small Cap Equity Fund, Class W 11,037,346
TOTAL INTERNATIONAL EQUITY 79,036,705
INTERNATIONAL FIXED INCOME—9.7%
3,280,309
Nuveen Emerging Markets Debt Fund, Class W 30,146,040
4,068,191
Nuveen International Bond Fund, Class W 36,857,807
TOTAL INTERNATIONAL FIXED INCOME 67,003,847
SHORT-TERM FIXED INCOME—15.3%
10,393,728
Nuveen Short Term Bond Fund, Class W 106,223,901
TOTAL SHORT-TERM FIXED INCOME 106,223,901
U.S. EQUITY—21.2%
1,155,458
Nuveen Core Equity Fund, Class W 19,792,998
350,174
Nuveen Dividend Growth Fund, Class R6 23,867,835
1,324,627
Nuveen Dividend Value Fund, Class R6 21,737,134
599,554
Nuveen Growth Opportunities ETF 24,185,409
757,380
Nuveen Large Cap Growth Fund, Class W 25,379,801
891,808
Nuveen Large Cap Value Fund, Class W 22,865,965
101,695
Nuveen Quant Small Cap Equity Fund, Class W 2,176,276
124,194
Nuveen Small Cap Select Fund, Class R6 2,083,972
299,360
Nuveen Quant Small/Mid Cap Equity Fund, Class W 5,125,037
TOTAL U.S. EQUITY 147,214,427
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $585,758,375) 692,243,883
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$600,000 (c) Fixed Income Clearing Corporation 4 .080% 12/01/25 600,000
TOTAL REPURCHASE AGREEMENT 600,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $600,000) 600,000
TOTAL INVESTMENTS—100.0%
(Cost $586,358,375) 692,843,883
OTHER ASSETS & LIABILITIES, NET—(0.0)% (98,272)
NET ASSETS—100.0% $ 692,745,611
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Restricted security.
(c) Agreement with Fixed Income Clearing Corporation, 4.080% dated 11/28/25 to be repurchased at $600,204 on 12/1/25, collateralized by Government Agency Securities, with coupon rate
3.750% and maturity date 4/30/27, valued at $612,165.

Portfolio of Investments November 30, 2025
Lifecycle 2015
3
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
DIRECT REAL ESTATE—4.1%
4,196,457 (b)
Nuveen Real Property Fund LP (purchased 11/28/16-4/09/25; cost $42,940,920) $ 40,369,914
TOTAL DIRECT REAL ESTATE 40,369,914
FIXED INCOME—30.3%
13,137,895
Nuveen Core Bond Fund, Class W 122,576,558
9,996,008
Nuveen Core Plus Bond Fund, Class W 93,462,674
2,031,198
Nuveen Floating Rate Income Fund, Class R6 36,520,936
4,818,726
Nuveen High Yield Fund, Class W 42,886,663
TOTAL FIXED INCOME 295,446,831
INFLATION-PROTECTED ASSETS—10.0%
8,917,229
Nuveen Inflation Linked Bond Fund, Class W 97,465,309
TOTAL INFLATION-PROTECTED ASSETS 97,465,309
INTERNATIONAL EQUITY—12.4%
2,028,560
Nuveen Emerging Markets Equity Fund, Class W 21,015,887
1,867,909
Nuveen International Equity Fund, Class W 32,389,534
1,994,124
Nuveen International Opportunities Fund, Class W 35,156,404
424,983
Nuveen International Value Fund, Class I 15,448,120
1,206,093
Nuveen Quant International Small Cap Equity Fund, Class W 16,885,295
TOTAL INTERNATIONAL EQUITY 120,895,240
INTERNATIONAL FIXED INCOME—9.7%
4,639,892
Nuveen Emerging Markets Debt Fund, Class W 42,640,611
5,764,418
Nuveen International Bond Fund, Class W 52,225,631
TOTAL INTERNATIONAL FIXED INCOME 94,866,242
SHORT-TERM FIXED INCOME—10.3%
9,837,022
Nuveen Short Term Bond Fund, Class W 100,534,360
TOTAL SHORT-TERM FIXED INCOME 100,534,360
U.S. EQUITY—23.1%
1,769,387
Nuveen Core Equity Fund, Class W 30,309,595
533,001
Nuveen Dividend Growth Fund, Class R6 36,329,360
2,029,171
Nuveen Dividend Value Fund, Class R6 33,298,689
925,765
Nuveen Growth Opportunities ETF 37,344,434
1,159,797
Nuveen Large Cap Growth Fund, Class W 38,864,805
1,366,156
Nuveen Large Cap Value Fund, Class W 35,028,236
156,266
Nuveen Quant Small Cap Equity Fund, Class W 3,344,082
190,256
Nuveen Small Cap Select Fund, Class R6 3,192,504
458,576
Nuveen Quant Small/Mid Cap Equity Fund, Class W 7,850,823
TOTAL U.S. EQUITY 225,562,528
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $846,399,594) 975,140,424
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$840,000 (c) Fixed Income Clearing Corporation 4 .080% 12/01/25 840,000
TOTAL REPURCHASE AGREEMENT 840,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $840,000) 840,000
TOTAL INVESTMENTS—100.0%
(Cost $847,239,594) 975,980,424
OTHER ASSETS & LIABILITIES, NET—0.0% 35,889
NET ASSETS—100.0% $ 976,016,313
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Restricted security.
(c) Agreement with Fixed Income Clearing Corporation, 4.080% dated 11/28/25 to be repurchased at $840,286 on 12/1/25, collateralized by Government Agency Securities, with coupon rate
3.875% and maturity date 5/31/27, valued at $856,913.

Lifecycle 2020
Portfolio of Investments November 30, 2025
4
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—100.0%(a)
DIRECT REAL ESTATE—4.3%
9,276,611 (b)
Nuveen Real Property Fund LP (purchased 11/28/16-8/01/25; cost $95,693,601) $ 89,240,999
TOTAL DIRECT REAL ESTATE 89,240,999
FIXED INCOME—29.5%
27,473,199
Nuveen Core Bond Fund, Class W 256,324,942
20,904,335
Nuveen Core Plus Bond Fund, Class W 195,455,537
4,243,887
Nuveen Floating Rate Income Fund, Class R6 76,305,083
10,079,877
Nuveen High Yield Fund, Class W 89,710,907
TOTAL FIXED INCOME 617,796,469
INFLATION-PROTECTED ASSETS—8.1%
15,543,767
Nuveen Inflation Linked Bond Fund, Class W 169,893,373
TOTAL INFLATION-PROTECTED ASSETS 169,893,373
INTERNATIONAL EQUITY—14.1%
5,019,401
Nuveen Emerging Markets Equity Fund, Class W 52,000,990
4,546,397
Nuveen International Equity Fund, Class W 78,834,518
4,845,837
Nuveen International Opportunities Fund, Class W 85,432,109
1,039,947
Nuveen International Value Fund, Class I 37,802,092
2,957,193
Nuveen Quant International Small Cap Equity Fund, Class W 41,400,705
TOTAL INTERNATIONAL EQUITY 295,470,414
INTERNATIONAL FIXED INCOME—9.5%
9,696,109
Nuveen Emerging Markets Debt Fund, Class W 89,107,240
12,082,421
Nuveen International Bond Fund, Class W 109,466,738
TOTAL INTERNATIONAL FIXED INCOME 198,573,978
SHORT-TERM FIXED INCOME—8.2%
16,689,497
Nuveen Short Term Bond Fund, Class W 170,566,663
TOTAL SHORT-TERM FIXED INCOME 170,566,663
U.S. EQUITY—26.3%
4,326,749
Nuveen Core Equity Fund, Class W 74,117,216
1,307,363
Nuveen Dividend Growth Fund, Class R6 89,109,844
4,950,899
Nuveen Dividend Value Fund, Class R6 81,244,256
2,249,481
Nuveen Growth Opportunities ETF 90,741,814
2,828,234
Nuveen Large Cap Growth Fund, Class W 94,774,122
3,333,145
Nuveen Large Cap Value Fund, Class W 85,461,839
390,012
Nuveen Quant Small Cap Equity Fund, Class W 8,346,252
464,074
Nuveen Small Cap Select Fund, Class R6 7,787,158
1,110,360
Nuveen Quant Small/Mid Cap Equity Fund, Class W 19,009,359
TOTAL U.S. EQUITY 550,591,860
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $1,776,650,745) 2,092,133,756
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.2%
REPURCHASE AGREEMENT—0.2%
$3,450,000 (c) Fixed Income Clearing Corporation 4 .080% 12/01/25 3,450,000
TOTAL REPURCHASE AGREEMENT 3,450,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,450,000) 3,450,000
TOTAL INVESTMENTS—100.2%
(Cost $1,780,100,745) 2,095,583,756
OTHER ASSETS & LIABILITIES, NET—(0.2)% (3,609,078)
NET ASSETS—100.0% $ 2,091,974,678
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Restricted security.
(c) Agreement with Fixed Income Clearing Corporation, 4.080% dated 11/28/25 to be repurchased at $3,451,173 on 12/1/25, collateralized by Government Agency Securities, with coupon rate
3.750% and maturity date 4/30/27, valued at $3,519,093.

Portfolio of Investments November 30, 2025
Lifecycle 2025
5
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
DIRECT REAL ESTATE—4.3%
15,019,563 (b)
Nuveen Real Property Fund LP (purchased 8/01/16-11/19/25; cost $156,620,813) $ 144,488,196
TOTAL DIRECT REAL ESTATE 144,488,196
FIXED INCOME—28.8%
43,396,852
Nuveen Core Bond Fund, Class W 404,892,626
33,060,617
Nuveen Core Plus Bond Fund, Class W 309,116,770
6,703,668
Nuveen Floating Rate Income Fund, Class R6 120,531,956
15,965,133
Nuveen High Yield Fund, Class W 142,089,682
TOTAL FIXED INCOME 976,631,034
INFLATION-PROTECTED ASSETS—6.1%
18,991,387
Nuveen Inflation Linked Bond Fund, Class W 207,575,855
TOTAL INFLATION-PROTECTED ASSETS 207,575,855
INTERNATIONAL EQUITY—15.9%
9,092,845
Nuveen Emerging Markets Equity Fund, Class W 94,201,878
8,304,512
Nuveen International Equity Fund, Class W 144,000,241
8,848,170
Nuveen International Opportunities Fund, Class W 155,993,229
1,869,976
Nuveen International Value Fund, Class I 67,973,616
5,397,008
Nuveen Quant International Small Cap Equity Fund, Class W 75,558,111
TOTAL INTERNATIONAL EQUITY 537,727,075
INTERNATIONAL FIXED INCOME—9.2%
15,260,973
Nuveen Emerging Markets Debt Fund, Class W 140,248,343
18,936,101
Nuveen International Bond Fund, Class W 171,561,073
TOTAL INTERNATIONAL FIXED INCOME 311,809,416
SHORT-TERM FIXED INCOME—6.1%
20,372,830
Nuveen Short Term Bond Fund, Class W 208,210,325
TOTAL SHORT-TERM FIXED INCOME 208,210,325
U.S. EQUITY—29.5%
7,888,907
Nuveen Core Equity Fund, Class W 135,136,983
2,384,476
Nuveen Dividend Growth Fund, Class R6 162,525,853
9,009,135
Nuveen Dividend Value Fund, Class R6 147,839,901
4,061,889
Nuveen Growth Opportunities ETF 163,852,540
5,149,838
Nuveen Large Cap Growth Fund, Class W 172,571,081
6,055,108
Nuveen Large Cap Value Fund, Class W 155,252,965
697,794
Nuveen Quant Small Cap Equity Fund, Class W 14,932,795
805,581
Nuveen Small Cap Select Fund, Class R6 13,517,643
2,092,849
Nuveen Quant Small/Mid Cap Equity Fund, Class W 35,829,568
TOTAL U.S. EQUITY 1,001,459,329
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $2,808,438,879) 3,387,901,230
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$4,860,000 (c) Fixed Income Clearing Corporation 4 .080% 12/01/25 4,860,000
TOTAL REPURCHASE AGREEMENT 4,860,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $4,860,000) 4,860,000
TOTAL INVESTMENTS—100.0%
(Cost $2,813,298,879) 3,392,761,230
OTHER ASSETS & LIABILITIES, NET—0.0% 612,390
NET ASSETS—100.0% $ 3,393,373,620
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Restricted security.
(c) Agreement with Fixed Income Clearing Corporation, 4.080% dated 11/28/25 to be repurchased at $4,861,652 on 12/1/25, collateralized by Government Agency Securities, with coupon rate
3.750% and maturity date 4/30/27, valued at $4,957,389.

Lifecycle 2030
Portfolio of Investments November 30, 2025
6
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
DIRECT REAL ESTATE—4.2%
20,164,564 (b)
Nuveen Real Property Fund LP (purchased 8/01/16-11/19/25; cost $213,464,996) $ 193,983,102
TOTAL DIRECT REAL ESTATE 193,983,102
FIXED INCOME—25.6%
55,875,617
Nuveen Core Bond Fund, Class W 521,319,508
42,364,570
Nuveen Core Plus Bond Fund, Class W 396,108,728
6,516,765
Nuveen Floating Rate Income Fund, Class R6 117,171,434
15,318,250
Nuveen High Yield Fund, Class W 136,332,428
TOTAL FIXED INCOME 1,170,932,098
INFLATION-PROTECTED ASSETS—4.1%
17,275,917
Nuveen Inflation Linked Bond Fund, Class W 188,825,768
TOTAL INFLATION-PROTECTED ASSETS 188,825,768
INTERNATIONAL EQUITY—18.8%
14,489,309
Nuveen Emerging Markets Equity Fund, Class W 150,109,238
13,373,345
Nuveen International Equity Fund, Class W 231,893,801
14,172,047
Nuveen International Opportunities Fund, Class W 249,853,187
2,998,349
Nuveen International Value Fund, Class I 108,989,989
8,660,920
Nuveen Quant International Small Cap Equity Fund, Class W 121,252,881
TOTAL INTERNATIONAL EQUITY 862,099,096
INTERNATIONAL FIXED INCOME—7.9%
14,776,229
Nuveen Emerging Markets Debt Fund, Class W 135,793,545
24,774,281
Nuveen International Bond Fund, Class W 224,454,985
TOTAL INTERNATIONAL FIXED INCOME 360,248,530
SHORT-TERM FIXED INCOME—4.2%
18,519,254
Nuveen Short Term Bond Fund, Class W 189,266,771
TOTAL SHORT-TERM FIXED INCOME 189,266,771
U.S. EQUITY—35.1%
12,683,269
Nuveen Core Equity Fund, Class W 217,264,392
3,798,124
Nuveen Dividend Growth Fund, Class R6 258,880,098
14,445,340
Nuveen Dividend Value Fund, Class R6 237,048,029
6,512,065
Nuveen Growth Opportunities ETF 262,690,190
8,312,279
Nuveen Large Cap Growth Fund, Class W 278,544,475
9,725,080
Nuveen Large Cap Value Fund, Class W 249,351,049
1,108,252
Nuveen Quant Small Cap Equity Fund, Class W 23,716,590
1,306,072
Nuveen Small Cap Select Fund, Class R6 21,915,886
3,335,230
Nuveen Quant Small/Mid Cap Equity Fund, Class W 57,099,136
TOTAL U.S. EQUITY 1,606,509,845
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $3,669,791,165) 4,571,865,210
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$6,040,000 (c) Fixed Income Clearing Corporation 4 .080% 12/01/25 6,040,000
TOTAL REPURCHASE AGREEMENT 6,040,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $6,040,000) 6,040,000
TOTAL INVESTMENTS—100.0%
(Cost $3,675,831,165) 4,577,905,210
OTHER ASSETS & LIABILITIES, NET—(0.0)% (666,961)
NET ASSETS—100.0% $ 4,577,238,249
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Restricted security.
(c) Agreement with Fixed Income Clearing Corporation, 4.080% dated 11/28/25 to be repurchased at $6,042,054 on 12/1/25, collateralized by Government Agency Securities, with coupon rate
2.500% and maturity date 3/31/27, valued at $6,160,864.

Portfolio of Investments November 30, 2025
Lifecycle 2035
7
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
DIRECT REAL ESTATE—4.2%
22,659,813 (b)
Nuveen Real Property Fund LP (purchased 8/01/16-11/19/25; cost $241,966,003) $ 217,987,401
TOTAL DIRECT REAL ESTATE 217,987,401
FIXED INCOME—22.2%
58,331,200
Nuveen Core Bond Fund, Class W 544,230,094
44,433,484
Nuveen Core Plus Bond Fund, Class W 415,453,076
4,734,438
Nuveen Floating Rate Income Fund, Class R6 85,125,203
11,132,880
Nuveen High Yield Fund, Class W 99,082,630
TOTAL FIXED INCOME 1,143,891,003
INFLATION-PROTECTED ASSETS—2.1%
10,024,931
Nuveen Inflation Linked Bond Fund, Class W 109,572,496
TOTAL INFLATION-PROTECTED ASSETS 109,572,496
INTERNATIONAL EQUITY—21.9%
18,905,457
Nuveen Emerging Markets Equity Fund, Class W 195,860,538
17,512,273
Nuveen International Equity Fund, Class W 303,662,816
18,501,230
Nuveen International Opportunities Fund, Class W 326,176,678
3,932,951
Nuveen International Value Fund, Class I 142,962,767
11,373,862
Nuveen Quant International Small Cap Equity Fund, Class W 159,234,070
TOTAL INTERNATIONAL EQUITY 1,127,896,869
INTERNATIONAL FIXED INCOME—6.4%
10,741,880
Nuveen Emerging Markets Debt Fund, Class W 98,717,878
25,309,381
Nuveen International Bond Fund, Class W 229,302,987
TOTAL INTERNATIONAL FIXED INCOME 328,020,865
SHORT-TERM FIXED INCOME—2.2%
10,868,706
Nuveen Short Term Bond Fund, Class W 111,078,175
TOTAL SHORT-TERM FIXED INCOME 111,078,175
U.S. EQUITY—40.9%
16,602,300
Nuveen Core Equity Fund, Class W 284,397,407
4,972,294
Nuveen Dividend Growth Fund, Class R6 338,911,585
18,905,068
Nuveen Dividend Value Fund, Class R6 310,232,167
8,547,214
Nuveen Growth Opportunities ETF 344,786,066
10,864,423
Nuveen Large Cap Growth Fund, Class W 364,066,803
12,727,698
Nuveen Large Cap Value Fund, Class W 326,338,188
1,473,598
Nuveen Quant Small Cap Equity Fund, Class W 31,535,001
1,702,758
Nuveen Small Cap Select Fund, Class R6 28,572,279
4,318,445
Nuveen Quant Small/Mid Cap Equity Fund, Class W 73,931,778
TOTAL U.S. EQUITY 2,102,771,274
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $3,957,898,680) 5,141,218,083
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$7,810,000 (c) Fixed Income Clearing Corporation 4 .080% 12/01/25 7,810,000
TOTAL REPURCHASE AGREEMENT 7,810,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $7,810,000) 7,810,000
TOTAL INVESTMENTS—100.0%
(Cost $3,965,708,680) 5,149,028,083
OTHER ASSETS & LIABILITIES, NET—(0.0)% (1,569,959)
NET ASSETS—100.0% $ 5,147,458,124
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Restricted security.
(c) Agreement with Fixed Income Clearing Corporation, 4.080% dated 11/28/25 to be repurchased at $7,812,655 on 12/1/25, collateralized by Government Agency Securities, with coupon rate
3.750% and maturity date 4/30/27, valued at $7,966,244.

Lifecycle 2040
Portfolio of Investments November 30, 2025
8
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
DIRECT REAL ESTATE—4.2%
27,878,244 (b)
Nuveen Real Property Fund LP (purchased 8/01/16-10/31/25; cost $295,872,560) $ 268,188,710
TOTAL DIRECT REAL ESTATE 268,188,710
FIXED INCOME—15.7%
54,373,289
Nuveen Core Bond Fund, Class W 507,302,786
41,139,944
Nuveen Core Plus Bond Fund, Class W 384,658,480
2,734,565
Nuveen Floating Rate Income Fund, Class R6 49,167,479
6,492,561
Nuveen High Yield Fund, Class W 57,783,794
TOTAL FIXED INCOME 998,912,539
INFLATION-PROTECTED ASSETS—0.2%
963,271
Nuveen Inflation Linked Bond Fund, Class W 10,528,551
TOTAL INFLATION-PROTECTED ASSETS 10,528,551
INTERNATIONAL EQUITY—26.3%
27,904,254
Nuveen Emerging Markets Equity Fund, Class W 289,088,070
25,817,167
Nuveen International Equity Fund, Class W 447,669,667
27,399,255
Nuveen International Opportunities Fund, Class W 483,048,867
5,911,885
Nuveen International Value Fund, Class I 214,897,029
16,727,791
Nuveen Quant International Small Cap Equity Fund, Class W 234,189,072
TOTAL INTERNATIONAL EQUITY 1,668,892,705
INTERNATIONAL FIXED INCOME—4.3%
6,278,965
Nuveen Emerging Markets Debt Fund, Class W 57,703,688
23,661,396
Nuveen International Bond Fund, Class W 214,372,252
TOTAL INTERNATIONAL FIXED INCOME 272,075,940
SHORT-TERM FIXED INCOME—0.2%
1,030,952
Nuveen Short Term Bond Fund, Class W 10,536,326
TOTAL SHORT-TERM FIXED INCOME 10,536,326
U.S. EQUITY—49.0%
24,620,260
Nuveen Core Equity Fund, Class W 421,745,058
7,368,684
Nuveen Dividend Growth Fund, Class R6 502,249,516
27,944,766
Nuveen Dividend Value Fund, Class R6 458,573,612
12,778,757
Nuveen Growth Opportunities ETF 515,482,279
16,131,927
Nuveen Large Cap Growth Fund, Class W 540,580,888
18,741,524
Nuveen Large Cap Value Fund, Class W 480,532,682
2,269,184
Nuveen Quant Small Cap Equity Fund, Class W 48,560,529
2,323,918
Nuveen Small Cap Select Fund, Class R6 38,995,341
6,310,255
Nuveen Quant Small/Mid Cap Equity Fund, Class W 108,031,557
TOTAL U.S. EQUITY 3,114,751,462
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $4,609,949,248) 6,343,886,233
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$8,040,000 (c) Fixed Income Clearing Corporation 4 .080% 12/01/25 8,040,000
TOTAL REPURCHASE AGREEMENT 8,040,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $8,040,000) 8,040,000
TOTAL INVESTMENTS—100.0%
(Cost $4,617,989,248) 6,351,926,233
OTHER ASSETS & LIABILITIES, NET—(0.0)% (742,546)
NET ASSETS—100.0% $ 6,351,183,687
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Restricted security.
(c) Agreement with Fixed Income Clearing Corporation, 4.080% dated 11/28/25 to be repurchased at $8,042,734 on 12/1/25, collateralized by Government Agency Securities, with coupon rate
3.875% and maturity date 5/31/27, valued at $8,200,914.

Portfolio of Investments November 30, 2025
Lifecycle 2045
9
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
DIRECT REAL ESTATE—4.2%
20,829,522 (b)
Nuveen Real Property Fund LP (purchased 8/01/16-10/31/25; cost $221,352,740) $ 200,380,003
TOTAL DIRECT REAL ESTATE 200,380,003
FIXED INCOME—8.9%
24,471,518
Nuveen Core Bond Fund, Class W 228,319,261
18,421,482
Nuveen Core Plus Bond Fund, Class W 172,240,855
612,282
Nuveen Floating Rate Income Fund, Class R6 11,008,823
1,409,066
Nuveen High Yield Fund, Class W 12,540,685
TOTAL FIXED INCOME 424,109,624
INTERNATIONAL EQUITY—29.5%
23,491,869
Nuveen Emerging Markets Equity Fund, Class W 243,375,762
21,704,944
Nuveen International Equity Fund, Class W 376,363,733
23,119,131
Nuveen International Opportunities Fund, Class W 407,590,274
4,962,584
Nuveen International Value Fund, Class I 180,389,927
14,053,617
Nuveen Quant International Small Cap Equity Fund, Class W 196,750,640
TOTAL INTERNATIONAL EQUITY 1,404,470,336
INTERNATIONAL FIXED INCOME—2.3%
1,362,708
Nuveen Emerging Markets Debt Fund, Class W 12,523,283
10,808,607
Nuveen International Bond Fund, Class W 97,925,982
TOTAL INTERNATIONAL FIXED INCOME 110,449,265
U.S. EQUITY—55.0%
20,675,097
Nuveen Core Equity Fund, Class W 354,164,405
6,193,009
Nuveen Dividend Growth Fund, Class R6 422,115,460
23,575,146
Nuveen Dividend Value Fund, Class R6 386,868,150
10,728,743
Nuveen Growth Opportunities ETF 432,786,764
13,528,533
Nuveen Large Cap Growth Fund, Class W 453,341,136
15,732,646
Nuveen Large Cap Value Fund, Class W 403,385,053
1,806,264
Nuveen Quant Small Cap Equity Fund, Class W 38,654,058
2,045,895
Nuveen Small Cap Select Fund, Class R6 34,330,123
5,298,957
Nuveen Quant Small/Mid Cap Equity Fund, Class W 90,718,150
TOTAL U.S. EQUITY 2,616,363,299
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $3,317,435,955) 4,755,772,527
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$6,990,000 (c) Fixed Income Clearing Corporation 4 .080% 12/01/25 6,990,000
TOTAL REPURCHASE AGREEMENT 6,990,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $6,990,000) 6,990,000
TOTAL INVESTMENTS—100.0%
(Cost $3,324,425,955) 4,762,762,527
OTHER ASSETS & LIABILITIES, NET—(0.0)% (1,942,862)
NET ASSETS—100.0% $ 4,760,819,665
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Restricted security.
(c) Agreement with Fixed Income Clearing Corporation, 4.080% dated 11/28/25 to be repurchased at $6,992,377 on 12/1/25, collateralized by Government Agency Securities, with coupon rate
2.500% and maturity date 3/31/27, valued at $7,129,854.

Lifecycle 2050
Portfolio of Investments November 30, 2025
10
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
DIRECT REAL ESTATE—4.2%
16,933,361 (b)
Nuveen Real Property Fund LP (purchased 8/01/16-10/31/25; cost $179,784,596) $ 162,898,937
TOTAL DIRECT REAL ESTATE 162,898,937
FIXED INCOME—4.9%
11,578,119
Nuveen Core Bond Fund, Class W 108,023,848
8,734,297
Nuveen Core Plus Bond Fund, Class W 81,665,673
18,646
Nuveen Floating Rate Income Fund, Class R6 335,254
43,959
Nuveen High Yield Fund, Class W 391,236
TOTAL FIXED INCOME 190,416,011
INTERNATIONAL EQUITY—31.3%
20,262,171
Nuveen Emerging Markets Equity Fund, Class W 209,916,088
18,796,252
Nuveen International Equity Fund, Class W 325,927,003
20,049,650
Nuveen International Opportunities Fund, Class W 353,475,337
4,243,584
Nuveen International Value Fund, Class I 154,254,275
12,133,454
Nuveen Quant International Small Cap Equity Fund, Class W 169,868,358
TOTAL INTERNATIONAL EQUITY 1,213,441,061
INTERNATIONAL FIXED INCOME—1.2%
118,662
Nuveen Emerging Markets Debt Fund, Class W 1,090,508
5,097,890
Nuveen International Bond Fund, Class W 46,186,887
TOTAL INTERNATIONAL FIXED INCOME 47,277,395
U.S. EQUITY—58.3%
17,873,589
Nuveen Core Equity Fund, Class W 306,174,579
5,349,326
Nuveen Dividend Growth Fund, Class R6 364,610,075
20,319,065
Nuveen Dividend Value Fund, Class R6 333,435,857
9,174,723
Nuveen Growth Opportunities ETF 370,099,151
11,702,270
Nuveen Large Cap Growth Fund, Class W 392,143,052
13,638,984
Nuveen Large Cap Value Fund, Class W 349,703,544
1,642,757
Nuveen Quant Small Cap Equity Fund, Class W 35,154,997
1,760,824
Nuveen Small Cap Select Fund, Class R6 29,546,620
4,585,935
Nuveen Quant Small/Mid Cap Equity Fund, Class W 78,511,199
TOTAL U.S. EQUITY 2,259,379,074
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $2,699,755,720) 3,873,412,478
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$5,610,000 (c) Fixed Income Clearing Corporation 4 .080% 12/01/25 5,610,000
TOTAL REPURCHASE AGREEMENT 5,610,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $5,610,000) 5,610,000
TOTAL INVESTMENTS—100.0%
(Cost $2,705,365,720) 3,879,022,478
OTHER ASSETS & LIABILITIES, NET—(0.0)% (1,222,164)
NET ASSETS—100.0% $ 3,877,800,314
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Restricted security.
(c) Agreement with Fixed Income Clearing Corporation, 4.080% dated 11/28/25 to be repurchased at $5,611,907 on 12/1/25, collateralized by Government Agency Securities, with coupon rate
3.750% and maturity date 4/30/27, valued at $5,722,243.

Portfolio of Investments November 30, 2025
Lifecycle 2055
11
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%(a)
DIRECT REAL ESTATE—4.2%
9,124,063 (b)
Nuveen Real Property Fund LP (purchased 8/01/16-10/31/25; cost $97,631,777) $ 87,773,483
TOTAL DIRECT REAL ESTATE 87,773,483
FIXED INCOME—3.7%
4,755,530
Nuveen Core Bond Fund, Class W 44,369,091
3,552,749
Nuveen Core Plus Bond Fund, Class W 33,218,202
TOTAL FIXED INCOME 77,587,293
INTERNATIONAL EQUITY—31.8%
11,148,579
Nuveen Emerging Markets Equity Fund, Class W 115,499,275
10,292,834
Nuveen International Equity Fund, Class W 178,477,744
11,006,641
Nuveen International Opportunities Fund, Class W 194,047,076
2,330,597
Nuveen International Value Fund, Class I 84,717,213
6,621,245
Nuveen Quant International Small Cap Equity Fund, Class W 92,697,424
TOTAL INTERNATIONAL EQUITY 665,438,732
INTERNATIONAL FIXED INCOME—0.9%
2,114,276
Nuveen International Bond Fund, Class W 19,155,340
TOTAL INTERNATIONAL FIXED INCOME 19,155,340
U.S. EQUITY—59.2%
9,785,135
Nuveen Core Equity Fund, Class W 167,619,356
2,931,521
Nuveen Dividend Growth Fund, Class R6 199,812,441
11,137,999
Nuveen Dividend Value Fund, Class R6 182,774,558
5,030,404
Nuveen Growth Opportunities ETF 202,921,467
6,417,568
Nuveen Large Cap Growth Fund, Class W 215,052,703
7,506,104
Nuveen Large Cap Value Fund, Class W 192,456,504
874,135
Nuveen Quant Small Cap Equity Fund, Class W 18,706,487
1,024,644
Nuveen Small Cap Select Fund, Class R6 17,193,535
2,509,036
Nuveen Quant Small/Mid Cap Equity Fund, Class W 42,954,695
TOTAL U.S. EQUITY 1,239,491,746
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $1,505,158,486) 2,089,446,594
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.2%
REPURCHASE AGREEMENT—0.2%
$3,840,000 (c) Fixed Income Clearing Corporation 4 .080% 12/01/25 3,840,000
TOTAL REPURCHASE AGREEMENT 3,840,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,840,000) 3,840,000
TOTAL INVESTMENTS—100.0%
(Cost $1,508,998,486) 2,093,286,594
OTHER ASSETS & LIABILITIES, NET—(0.0)% (1,024,931)
NET ASSETS—100.0% $ 2,092,261,663
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Restricted security.
(c) Agreement with Fixed Income Clearing Corporation, 4.080% dated 11/28/25 to be repurchased at $3,841,306 on 12/1/25, collateralized by Government Agency Securities, with coupon rate
3.875% and maturity date 5/31/27, valued at $3,916,964.

Lifecycle 2060
Portfolio of Investments November 30, 2025
12
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
DIRECT REAL ESTATE—4.2%
4,395,721 (b)
Nuveen Real Property Fund LP (purchased 8/01/16-11/19/25; cost $46,904,188) $ 42,286,833
TOTAL DIRECT REAL ESTATE 42,286,833
FIXED INCOME—2.7%
1,683,851
Nuveen Core Bond Fund, Class W 15,710,328
1,267,548
Nuveen Core Plus Bond Fund, Class W 11,851,576
TOTAL FIXED INCOME 27,561,904
INTERNATIONAL EQUITY—32.3%
5,473,674
Nuveen Emerging Markets Equity Fund, Class W 56,707,261
5,064,476
Nuveen International Equity Fund, Class W 87,818,009
5,405,284
Nuveen International Opportunities Fund, Class W 95,295,156
1,131,730
Nuveen International Value Fund, Class I 41,138,374
3,230,706
Nuveen Quant International Small Cap Equity Fund, Class W 45,229,878
TOTAL INTERNATIONAL EQUITY 326,188,678
INTERNATIONAL FIXED INCOME—0.7%
743,278
Nuveen International Bond Fund, Class W 6,734,100
TOTAL INTERNATIONAL FIXED INCOME 6,734,100
U.S. EQUITY—60.0%
4,860,706
Nuveen Core Equity Fund, Class W 83,263,902
1,440,552
Nuveen Dividend Growth Fund, Class R6 98,188,008
5,452,488
Nuveen Dividend Value Fund, Class R6 89,475,335
2,424,681
Nuveen Growth Opportunities ETF 97,809,207
3,143,307
Nuveen Large Cap Growth Fund, Class W 105,332,218
3,663,977
Nuveen Large Cap Value Fund, Class W 93,944,362
438,611
Nuveen Quant Small Cap Equity Fund, Class W 9,386,275
496,432
Nuveen Small Cap Select Fund, Class R6 8,330,126
1,226,614
Nuveen Quant Small/Mid Cap Equity Fund, Class W 20,999,637
TOTAL U.S. EQUITY 606,729,070
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $762,573,759) 1,009,500,585
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.2%
REPURCHASE AGREEMENT—0.2%
$2,210,000 (c) Fixed Income Clearing Corporation 4 .080% 12/01/25 2,210,000
TOTAL REPURCHASE AGREEMENT 2,210,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,210,000) 2,210,000
TOTAL INVESTMENTS—100.1%
(Cost $764,783,759) 1,011,710,585
OTHER ASSETS & LIABILITIES, NET—(0.1)% (511,936)
NET ASSETS—100.0% $ 1,011,198,649
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Restricted security.
(c) Agreement with Fixed Income Clearing Corporation, 4.080% dated 11/28/25 to be repurchased at $2,210,751 on 12/1/25, collateralized by Government Agency Securities, with coupon rate
3.750% and maturity date 4/30/27, valued at $2,254,314.

Portfolio of Investments November 30, 2025
Lifecycle 2065
13
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%(a)
DIRECT REAL ESTATE—4.1%
812,944 (b)
Nuveen Real Property Fund LP (purchased 9/30/20-11/19/25; cost $8,377,642) $ 7,820,524
TOTAL DIRECT REAL ESTATE 7,820,524
FIXED INCOME—1.8%
201,800
Nuveen Core Bond Fund, Class W 1,882,796
151,910
Nuveen Core Plus Bond Fund, Class W 1,420,355
TOTAL FIXED INCOME 3,303,151
INTERNATIONAL EQUITY—32.7%
1,038,942
Nuveen Emerging Markets Equity Fund, Class W 10,763,437
950,870
Nuveen International Equity Fund, Class W 16,488,080
1,031,092
Nuveen International Opportunities Fund, Class W 18,178,156
214,403
Nuveen International Value Fund, Class I 7,793,557
610,421
Nuveen Quant International Small Cap Equity Fund, Class W 8,545,890
TOTAL INTERNATIONAL EQUITY 61,769,120
INTERNATIONAL FIXED INCOME—0.4%
90,429
Nuveen International Bond Fund, Class W 819,291
TOTAL INTERNATIONAL FIXED INCOME 819,291
U.S. EQUITY—60.8%
908,324
Nuveen Core Equity Fund, Class W 15,559,591
274,219
Nuveen Dividend Growth Fund, Class R6 18,690,792
1,032,941
Nuveen Dividend Value Fund, Class R6 16,950,557
446,148
Nuveen Growth Opportunities ETF 17,997,164
608,008
Nuveen Large Cap Growth Fund, Class W 20,374,365
695,444
Nuveen Large Cap Value Fund, Class W 17,831,177
79,546
Nuveen Quant Small Cap Equity Fund, Class W 1,702,279
96,850
Nuveen Small Cap Select Fund, Class R6 1,625,143
233,439
Nuveen Quant Small/Mid Cap Equity Fund, Class W 3,996,480
TOTAL U.S. EQUITY 114,727,548
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $152,884,469) 188,439,634
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.3%
REPURCHASE AGREEMENT—0.3%
$630,000 (c) Fixed Income Clearing Corporation 4 .080% 12/01/25 630,000
TOTAL REPURCHASE AGREEMENT 630,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $630,000) 630,000
TOTAL INVESTMENTS—100.1%
(Cost $153,514,469) 189,069,634
OTHER ASSETS & LIABILITIES, NET—(0.1)% (193,794)
NET ASSETS—100.0% $ 188,875,840
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Restricted security.
(c) Agreement with Fixed Income Clearing Corporation, 4.080% dated 11/28/25 to be repurchased at $630,214 on 12/1/25, collateralized by Government Agency Securities, with coupon rate
3.875% and maturity date 5/31/27, valued at $642,685.

Lifecycle 2070
Portfolio of Investments November 30, 2025
14
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—98.9%(a)
DIRECT REAL ESTATE—4.2%
22,394 (b)
Nuveen Real Property Fund LP (purchased 9/30/25-11/19/25; cost $213,211) $ 215,429
TOTAL DIRECT REAL ESTATE 215,429
FIXED INCOME—0.7%
2,053
Nuveen Core Bond Fund, Class W 19,154
1,546
Nuveen Core Plus Bond Fund, Class W 14,451
TOTAL FIXED INCOME 33,605
INTERNATIONAL EQUITY—32.7%
28,457
Nuveen Emerging Markets Equity Fund, Class W 294,812
25,520
Nuveen International Equity Fund, Class W 442,520
27,935
Nuveen International Opportunities Fund, Class W 492,495
5,813
Nuveen International Value Fund, Class I 211,300
16,668
Nuveen Quant International Small Cap Equity Fund, Class W 233,351
TOTAL INTERNATIONAL EQUITY 1,674,478
INTERNATIONAL FIXED INCOME—0.2%
920
Nuveen International Bond Fund, Class W 8,334
TOTAL INTERNATIONAL FIXED INCOME 8,334
U.S. EQUITY—61.1%
24,607
Nuveen Core Equity Fund, Class W 421,519
7,466
Nuveen Dividend Growth Fund, Class R6 508,899
28,044
Nuveen Dividend Value Fund, Class R6 460,205
12,657
Nuveen Growth Opportunities ETF 510,571
16,129
Nuveen Large Cap Growth Fund, Class W 540,498
18,882
Nuveen Large Cap Value Fund, Class W 484,139
2,161
Nuveen Quant Small Cap Equity Fund, Class W 46,247
2,623
Nuveen Small Cap Select Fund, Class R6 44,014
6,322
Nuveen Quant Small/Mid Cap Equity Fund, Class W 108,228
TOTAL U.S. EQUITY 3,124,320
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $4,942,560) 5,056,166
TOTAL INVESTMENTS—98.9%
(Cost $4,942,560) 5,056,166
OTHER ASSETS & LIABILITIES, NET—1.1% 58,090
NET ASSETS—100.0% $ 5,114,256
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Restricted security.

Statement of Assets and Liabilities
See Notes to Financial Statements
16
November 30, 2025 (Unaudited)
12.1
Lifecycle Retirement
Income
12.2
Lifecycle 2010
12.3
Lifecycle 2015
ASSETS
Affiliated investments, at value
‡
$ 407,466,554 $ 692,243,883 $ 975,140,424
Short-term investments, at value
#
360,000 600,000 840,000
Cash 2,651 2,705 121
Receivables:
Dividends 706,170 1,343,814 1,710,920
Interest 122 204 286
Reimbursement from Adviser 49,152 151,264 147,708
Shares sold 115,164 21,516 13,292
Other 122,345 291,327 404,260
Total assets 408,822,158 694,654,713 978,257,011
LIABILITIES
Due to affiliates 4,795 4,330 4,604
Payables:
Management fees 128,114 221,818 309,472
Investments purchased - regular settlement 508,721 974,236 1,209,297
Shares redeemed 105,687 339,274 207,986
Service agreement fees 25,149 37,677 55,364
Accrued expenses:
Custodian fees 7,222 7,235 7,235
Professional fees 7,389 7,359 7,330
Shareholder reporting expenses 19,712 38,259 43,327
Shareholder servicing agent fees 9,518 361 424
Trustees fees 70,280 256,499 367,908
12b-1 distribution and service fees 27,212 3,011 4,471
Other 13,535 19,043 23,280
Total liabilities 927,334 1,909,102 2,240,698
Net assets $ 407,894,824 $ 692,745,611 $ 976,016,313
NET ASSETS CONSIST OF:
Paid-in capital $ 358,068,638 $ 579,037,517 $ 850,089,844
Total distributable earnings (loss) 49,826,186 113,708,094 125,926,469
Net assets $ 407,894,824 $ 692,745,611 $ 976,016,313
‡
Affiliated investments, cost $ 347,632,469 $ 585,758,375 $ 846,399,594
#
Short-term investments, cost $ 360,000 $ 600,000 $ 840,000
CLASS A:
Net assets $ 129,676,564 $ – $ –
Shares outstanding 10,653,371 – –
Net asset value ("NAV") per share $ 12 .17 $ – $ –
Maximum sales charge 5.75% –% –%
Offering price per share (NAV per share plus maximum sales charge) $ 12 .91 $ – $ –
CLASS I:
Net assets $ 224,026 $ 97,359 $ 257,478
Shares outstanding 18,369 8,790 25,551
NAV and offering price per share $ 12 .20 $ 11 .08 $ 10 .08
PREMIER CLASS:
Net assets $ 6,425,009 $ 24,343,906 $ 35,475,595
Shares outstanding 527,210 2,211,835 3,538,550
NAV and offering price per share $ 12 .19 $ 11 .01 $ 10 .03
CLASS R6:
Net assets $ 148,716,764 $ 486,170,624 $ 670,174,819
Shares outstanding 12,196,674 44,041,437 66,488,064
NAV and offering price per share $ 12 .19 $ 11 .04 $ 10 .08
RETIREMENT CLASS:
Net assets $ 122,852,461 $ 182,133,722 $ 270,108,421
Shares outstanding 10,105,521 12,881,474 19,756,696
NAV and offering price per share $ 12 .16 $ 14 .14 $ 13 .67
Authorized shares - per class Unlimited Unlimited Unlimited
Par value per share $ 0 .0001 $ 0 .0001 $ 0 .0001

See Notes to Financial Statements
17
12.4
Lifecycle 2020
12.5
Lifecycle 2025
12.6
Lifecycle 2030
12.7
Lifecycle 2035
12.8
Lifecycle 2040
12.9
Lifecycle 2045
13.01
Lifecycle 2050
$ 2,092,133,756 $ 3,387,901,230 $ 4,571,865,210 $ 5,141,218,083 $ 6,343,886,233 $ 4,755,772,527 $ 3,873,412,478
3,450,000 4,860,000 6,040,000 7,810,000 8,040,000 6,990,000 5,610,000
8,321 8,803 9,826 2,496 7,036 8,635 2,420
3,425,346 5,169,081 5,847,276 5,301,010 4,193,740 1,713,814 747,496
1,173 1,652 2,054 2,655 2,734 2,377 1,907
307,555 495,789 708,622 800,400 1,093,071 794,165 642,616
51,701 2,237,251 1,133,786 1,675,322 2,278,969 1,826,006 1,511,813
551,877 595,296 594,174 601,925 778,165 304,369 200,793
2,099,929,729 3,401,269,102 4,586,200,948 5,157,411,891 6,360,279,948 4,767,411,893 3,882,129,523
5,675 6,889 7,881 8,366 9,415 7,912 7,084
666,628 1,084,617 1,469,808 1,662,615 2,060,290 1,537,760 1,249,023
4,040,103 5,489,378 6,127,474 7,004,183 5,195,986 3,745,447 2,424,287
2,477,069 409,415 379,099 270,604 564,456 671,346 197,418
93,809 125,251 156,721 162,112 194,343 117,056 87,721
7,280 7,379 7,379 7,331 7,287 7,364 7,379
7,216 7,085 6,967 6,909 6,786 6,950 7,039
87,404 122,373 138,497 146,503 178,132 134,710 110,952
687 875 966 1,081 1,036 985 993
556,433 602,586 603,342 611,941 790,344 313,226 207,870
9,098 15,132 21,531 23,622 25,656 19,467 14,563
3,649 24,502 43,034 48,500 62,530 30,005 14,880
7,955,051 7,895,482 8,962,699 9,953,767 9,096,261 6,592,228 4,329,209
$ 2,091,974,678 $ 3,393,373,620 $ 4,577,238,249 $ 5,147,458,124 $ 6,351,183,687 $ 4,760,819,665 $ 3,877,800,314
$ 1,762,391,298 $ 2,769,898,311 $ 3,580,601,927 $ 3,804,013,482 $ 4,361,664,191 $ 3,117,799,565 $ 2,552,115,146
329,583,380 623,475,309 996,636,322 1,343,444,642 1,989,519,496 1,643,020,100 1,325,685,168
$ 2,091,974,678 $ 3,393,373,620 $ 4,577,238,249 $ 5,147,458,124 $ 6,351,183,687 $ 4,760,819,665 $ 3,877,800,314
$ 1,776,650,745 $ 2,808,438,879 $ 3,669,791,165 $ 3,957,898,680 $ 4,609,949,248 $ 3,317,435,955 $ 2,699,755,720
$ 3,450,000 $ 4,860,000 $ 6,040,000 $ 7,810,000 $ 8,040,000 $ 6,990,000 $ 5,610,000
$ – $ – $ – $ – $ – $ – $ –
– – – – – – –
$ – $ – $ – $ – $ – $ – $ –
–% –% –% –% –% –% –%
$ – $ – $ – $ – $ – $ – $ –
$ 349,223 $ 687,945 $ 947,275 $ 980,023 $ 359,971 $ 750,594 $ 621,860
33,182 61,813 81,297 79,917 28,128 45,378 36,131
$ 10 .52 $ 11 .13 $ 11 .65 $ 12 .26 $ 12 .80 $ 16 .54 $ 17 .21
$ 73,035,388 $ 122,446,460 $ 173,132,527 $ 188,393,833 $ 202,139,502 $ 155,872,752 $ 115,948,183
6,955,571 11,068,898 14,974,294 15,410,369 15,853,181 9,489,330 6,780,983
$ 10 .50 $ 11 .06 $ 11 .56 $ 12 .23 $ 12 .75 $ 16 .43 $ 17 .10
$ 1,561,473,726 $ 2,657,522,295 $ 3,635,644,071 $ 4,163,221,054 $ 5,196,915,024 $ 4,029,258,879 $ 3,330,167,875
148,245,931 238,781,033 312,193,397 339,022,400 405,717,738 243,654,158 193,666,404
$ 10 .53 $ 11 .13 $ 11 .65 $ 12 .28 $ 12 .81 $ 16 .54 $ 17 .20
$ 457,116,341 $ 612,716,920 $ 767,514,376 $ 794,863,214 $ 951,769,190 $ 574,937,440 $ 431,062,396
30,896,862 38,551,304 44,801,994 42,616,595 46,957,759 35,204,126 25,389,483
$ 14 .79 $ 15 .89 $ 17 .13 $ 18 .65 $ 20 .27 $ 16 .33 $ 16 .98
Unlimited Unlimited Unlimited Unlimited Unlimited Unlimited Unlimited
$ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements
18
(continued)
(continued)
Statement of Assets and Liabilities
(continued)
November 30, 2025 (Unaudited)
13.1
Lifecycle 2055
13.2
Lifecycle 2060
13.3
Lifecycle 2065
ASSETS
Affiliated investments, at value
‡
$ 2,089,446,594 $ 1,009,500,585 $ 188,439,634
Short-term investments, at value
#
3,840,000 2,210,000 630,000
Cash 192 3,676 8,446
Receivables:
Dividends 303,414 107,125 12,728
Interest 1,306 751 214
Reimbursement from Adviser 360,624 189,909 40,536
Shares sold 1,225,429 957,707 308,691
Other 64,736 54,944 36,422
Total assets 2,095,242,295 1,013,024,697 189,476,671
LIABILITIES
Due to affiliates 5,485 4,510 3,803
Payables:
Management fees 672,351 323,529 59,669
Investments purchased - regular settlement 2,030,570 1,303,961 459,901
Shares redeemed 46,574 51,679 20,853
Service agreement fees 43,753 20,299 4,755
Accrued expenses:
Custodian fees 7,217 7,247 7,274
Professional fees 7,220 7,329 7,411
Shareholder reporting expenses 61,373 64,111 25,223
Shareholder servicing agent fees 876 737 377
Trustees fees 68,419 18,915 1,569
12b-1 distribution and service fees 8,310 3,408 897
Other 28,484 20,323 9,099
Total liabilities 2,980,632 1,826,048 600,831
Net assets $ 2,092,261,663 $ 1,011,198,649 $ 188,875,840
NET ASSETS CONSIST OF:
Paid-in capital $ 1,449,433,429 $ 745,762,170 $ 150,485,227
Total distributable earnings (loss) 642,828,234 265,436,479 38,390,613
Net assets $ 2,092,261,663 $ 1,011,198,649 $ 188,875,840
‡
Affiliated investments, cost $ 1,505,158,486 $ 762,573,759 $ 152,884,469
#
Short-term investments, cost $ 3,840,000 $ 2,210,000 $ 630,000
CLASS I:
Net assets $ 490,633 $ 426,607 $ 166,217
Shares outstanding 24,012 23,967 11,045
NAV and offering price per share $ 20 .43 $ 17 .80 $ 15 .05
PREMIER CLASS:
Net assets $ 66,629,106 $ 27,861,436 $ 7,492,851
Shares outstanding 3,279,359 1,570,674 492,222
NAV and offering price per share $ 20 .32 $ 17 .74 $ 15 .22
CLASS R6:
Net assets $ 1,809,681,953 $ 882,929,890 $ 157,604,116
Shares outstanding 88,573,416 49,569,566 10,188,426
NAV and offering price per share $ 20 .43 $ 17 .81 $ 15 .47
RETIREMENT CLASS:
Net assets $ 215,459,971 $ 99,980,716 $ 23,612,656
Shares outstanding 10,621,326 5,650,118 1,530,676
NAV and offering price per share $ 20 .29 $ 17 .70 $ 15 .43
Authorized shares - per class Unlimited Unlimited Unlimited
Par value per share $ 0 .0001 $ 0 .0001 $ 0 .0001

See Notes to Financial Statements
19
13.4
Lifecycle 2070
$ 5,056,166
–
5,694
141
–
25,386
–
54,816
5,142,203
5,537
1,638
–
–
103
1,206
8,894
6,134
1,554
24
62
2,795
27,947
$ 5,114,256
$ 5,000,000
114,256
$ 5,114,256
$ 4,942,560
$ –
$ 511,345
50,000
$ 10 .23
$ 511,345
50,000
$ 10 .23
$ 3,580,307
350,000
$ 10 .23
$ 511,259
50,000
$ 10 .23
Unlimited
$ 0 .0001

Statement of Operations
See Notes to Financial Statements
20
Six Months Ended November 30, 2025 (Unaudited)
12.1 Lifecycle Retirement
Income 12.2 Lifecycle 2010 12.3 Lifecycle 2015 12.4 Lifecycle 2020
INVESTMENT INCOME
Dividends from affiliated investments $ 6,067,641 $ 11,081,242 $ 14,926,569 $ 29,801,181
Interest 6,266 10,245 12,561 25,793
Total investment income 6,073,907 11,091,487 14,939,130 29,826,974
EXPENSES
Management fees 782,017 1,365,598 1,913,970 4,141,577
12b-1 distribution and service fees — Class A 158,758 – – –
12b-1 distribution and service fees — Premier Class 5,322 19,255 28,410 58,934
Shareholder servicing agent fees — Class A 20,350 – – –
Shareholder servicing agent fees — Class I 73 55 105 205
Shareholder servicing agent fees — Premier Class 52 42 46 51
Shareholder servicing agent fees — Class R6 930 635 765 1,406
Shareholder servicing agent fees — Retirement Class 153,309 233,208 336,719 578,291
Administrative service fees 12,879 11,606 12,309 15,076
Trustees fees 2,026 3,509 4,937 10,516
Custodian expenses 3,924 3,925 3,941 3,954
Professional fees 7,595 7,708 7,815 8,234
Registration fees 976 4,675 4,790 4,507
Shareholder reporting expenses 8,451 13,890 9,639 14,134
Other 35,046 53,197 68,113 133,159
Total expenses 1,191,708 1,717,303 2,391,559 4,970,044
Expenses reimbursed by the investment adviser (69,692) (58,873) (56,951) (72,167)
Fee waiver by investment adviser (285,909) (747,412) (687,296) (1,508,115)
Net expenses 836,107 911,018 1,647,312 3,389,762
Net investment income (loss) 5,237,800 10,180,469 13,291,818 26,437,212
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Affiliated investments 3,224,719 13,333,638 8,945,661 31,375,555
Net realized gain (loss) 3,224,719 13,333,638 8,945,661 31,375,555
Change in unrealized appreciation (depreciation) on:
Affiliated investments 22,188,807 28,414,800 53,628,908 115,803,291
Net change in unrealized appreciation (depreciation) 22,188,807 28,414,800 53,628,908 115,803,291
Net realized and unrealized gain (loss) 25,413,526 41,748,438 62,574,569 147,178,846
Net increase (decrease) in net assets from operations $ 30,651,326 $ 51,928,907 $ 75,866,387 $ 173,616,058

See Notes to Financial Statements
21
12.5 Lifecycle 2025 12.6 Lifecycle 2030 12.7 Lifecycle 2035 12.8 Lifecycle 2040 12.9 Lifecycle 2045
$ 44,375,541 $ 50,349,211 $ 46,896,071 $ 41,018,400 $ 21,742,657
46,197 83,766 101,075 120,756 98,051
44,421,738 50,432,977 46,997,146 41,139,156 21,840,708
6,727,621 9,025,840 10,223,300 12,750,968 9,522,584
– – – – –
97,670 136,322 148,424 163,857 124,729
– – – – –
165 132 173 74 107
76 80 104 101 88
1,912 2,176 2,457 2,769 2,384
767,285 954,366 979,652 1,171,102 704,431
18,212 21,023 22,369 25,149 21,209
16,972 22,504 25,121 30,781 22,789
4,029 4,016 3,999 3,979 3,996
8,701 9,106 9,302 9,717 9,128
1,983 3,475 5,208 5,990 409
13,750 14,052 15,314 18,348 21,461
207,263 268,620 295,977 354,716 260,811
7,865,639 10,461,712 11,731,400 14,537,551 10,694,126
(81,313) (93,252) (100,724) (114,602) (97,598)
(2,494,957) (3,626,645) (4,334,564) (5,879,293) (4,548,236)
5,289,369 6,741,815 7,296,112 8,543,656 6,048,292
39,132,369 43,691,162 39,701,034 32,595,500 15,792,416
62,193,490 90,121,710 126,889,947 199,181,531 150,735,238
62,193,490 90,121,710 126,889,947 199,181,531 150,735,238
195,526,898 296,326,412 356,381,871 483,445,722 399,628,674
195,526,898 296,326,412 356,381,871 483,445,722 399,628,674
257,720,388 386,448,122 483,271,818 682,627,253 550,363,912
$ 296,852,757 $ 430,139,284 $ 522,972,852 $ 715,222,753 $ 566,156,328

Statement of Operations
(continued)
See Notes to Financial Statements
22
(continued)
(continued)
Statement of Operations
(continued)
(a) For the period September 30, 2025 (commencement of operations) through November 30, 2025.
Six Months Ended November 30, 2025 (Unaudited) 13.01 Lifecycle 2050 13.1 Lifecycle 2055 13.2 Lifecycle 2060 13.3 Lifecycle 2065
INVESTMENT INCOME
Dividends from affiliated investments $ 13,704,272 $ 6,760,420 $ 2,943,207 $ 461,739
Interest 82,249 50,765 31,444 8,868
Total investment income 13,786,521 6,811,185 2,974,651 470,607
EXPENSES
Management fees 7,724,387 4,131,920 1,949,112 337,086
12b-1 distribution and service fees — Premier Class 91,251 52,132 21,235 5,002
Shareholder servicing agent fees — Class I 103 88 55 72
Shareholder servicing agent fees — Premier Class 82 77 66 52
Shareholder servicing agent fees — Class R6 2,281 1,824 1,495 689
Shareholder servicing agent fees — Retirement Class 527,379 261,068 119,110 24,829
Administrative service fees 19,031 14,805 12,213 10,274
Trustees fees 18,394 9,843 4,634 788
Custodian expenses 4,025 3,935 3,946 3,954
Professional fees 8,802 8,172 7,788 7,505
Registration fees 435 10,596 7,601 8,119
Shareholder reporting expenses 15,962 8,270 38,014 28,639
Other 210,812 117,687 61,946 20,418
Total expenses 8,622,944 4,620,417 2,227,215 447,427
Expenses reimbursed by the investment adviser (84,483) (71,146) (88,688) (71,983)
Fee waiver by investment adviser (3,685,071) (1,970,064) (929,246) (163,368)
Net expenses 4,853,390 2,579,207 1,209,281 212,076
Net investment income (loss) 8,933,131 4,231,978 1,765,370 258,531
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments – – – 29,023
Affiliated investments 111,520,185 47,474,106 14,730,469 1,247,788
Net realized gain (loss) 111,520,185 47,474,106 14,730,469 1,276,811
Change in unrealized appreciation (depreciation) on:
Affiliated investments 352,540,307 202,665,558 103,760,608 19,084,195
Net change in unrealized appreciation (depreciation) 352,540,307 202,665,558 103,760,608 19,084,195
Net realized and unrealized gain (loss) 464,060,492 250,139,664 118,491,077 20,361,006
Net increase (decrease) in net assets from operations $ 472,993,623 $ 254,371,642 $ 120,256,447 $ 20,619,537

See Notes to Financial Statements
23
13.4 Lifecycle 2070
(a)
$ 1,311
4
1,315
3,332
126
416
378
383
588
5,537
20
1,206
8,894
20,089
8,766
3,996
53,731
(49,817)
(1,801)
2,113
(798)
–
1,448
1,448
113,606
113,606
115,054
$ 114,256

Statement of Changes in Net Assets
See Notes to Financial Statements
24
12.1
Lifecycle Retirement Income
12.2
Lifecycle 2010
Unaudited
Six Months Ended
11/30/25
Year Ended
5/31/25
Unaudited
Six Months Ended
11/30/25
Year Ended
5/31/25
OPERATIONS
Net investment income (loss) $ 5,237,800 $ 14,087,646 $ 10,180,469 $ 26,421,807
Net realized gain (loss) 3,224,719 5,901,380 13,333,638 16,747,931
Net change in unrealized appreciation
(depreciation) 22,188,807 8,649,040 28,414,800 10,225,320
Net increase (decrease) in net assets from
operations 30,651,326 28,638,066 51,928,907 53,395,058
DISTRIBUTIONS TO SHAREHOLDERS – – – –
Dividends:
Class A (2,670,923) (4,078,576) – –
Class I (4,145) (7,945) – (4,956)
Premier Class (163,429) (295,128) – (1,621,020)
Class R6 (3,191,442) (5,257,423) – (29,104,411)
Retirement Class (2,588,119) (4,039,158) – (9,067,334)
Total distributions (8,618,058) (13,678,230) – (39,797,721)
FUND SHARE TRANSACTIONS
Subscriptions 19,137,748 35,151,487 18,278,996 64,271,790
Reinvestments of distributions 8,501,809 13,508,864 – 39,795,437
Redemptions (34,566,434) (89,531,953) (66,205,262) (233,387,950)
Net increase (decrease) from Fund share
transactions (6,926,877) (40,871,602) (47,926,266) (129,320,723)
Net increase (decrease) in net assets 15,106,391 (25,911,766) 4,002,641 (115,723,386)
Net assets at the beginning of period 392,788,433 418,700,199 688,742,970 804,466,356
Net assets at the end of period $ 407,894,824 $ 392,788,433 $ 692,745,611 $ 688,742,970

See Notes to Financial Statements
25
12.3
Lifecycle 2015
12.4
Lifecycle 2020
12.5
Lifecycle 2025
12.6
Lifecycle 2030
Unaudited
Six Months Ended
11/30/25
Year Ended
5/31/25
Unaudited
Six Months Ended
11/30/25
Year Ended
5/31/25
Unaudited
Six Months Ended
11/30/25
Year Ended
5/31/25
Unaudited
Six Months Ended
11/30/25
Year Ended
5/31/25
$ 13,291,818 $ 37,669,720 $ 26,437,212 $ 78,241,497 $ 39,132,369 $ 119,237,423 $ 43,691,162 $ 136,965,182
8,945,661 18,526,654 31,375,555 54,754,875 62,193,490 103,944,467 90,121,710 146,582,853
53,628,908 20,191,165 115,803,291 36,159,988 195,526,898 51,182,130 296,326,412 72,900,832
75,866,387 76,387,539 173,616,058 169,156,360 296,852,757 274,364,020 430,139,284 356,448,867
– – – – – – – –
– – – – – – – –
– (11,250) – (18,848) – (33,235) – (38,938)
– (1,732,420) – (3,999,247) – (7,244,493) – (8,641,673)
– (30,844,386) – (80,430,468) – (140,567,956) – (167,870,196)
– (8,951,414) – (17,029,727) – (23,487,619) – (25,191,754)
– (41,539,470) – (101,478,290) – (171,333,303) – (201,742,561)
23,244,570 68,186,554 36,879,661 105,934,257 77,599,590 207,300,117 111,547,353 264,887,553
– 41,470,195 – 101,285,207 – 170,710,985 – 201,568,037
(105,219,184) (320,496,059) (220,397,875) (687,634,259) (348,570,914) (1,029,440,184) (329,615,821) (1,008,798,089)
(81,974,614) (210,839,310) (183,518,214) (480,414,795) (270,971,324) (651,429,082) (218,068,468) (542,342,499)
(6,108,227) (175,991,241) (9,902,156) (412,736,725) 25,881,433 (548,398,365) 212,070,816 (387,636,193)
982,124,540 1,158,115,781 2,101,876,834 2,514,613,559 3,367,492,187 3,915,890,552 4,365,167,433 4,752,803,626
$ 976,016,313 $ 982,124,540 $ 2,091,974,678 $ 2,101,876,834 $ 3,393,373,620 $ 3,367,492,187 $ 4,577,238,249 $ 4,365,167,433

Statement of Changes in Net Assets
(continued)
See Notes to Financial Statements
26
(continued)
(continued)
(continued)
Statement of Changes in Net Assets
(continued)
12.7
Lifecycle 2035
12.8
Lifecycle 2040
Unaudited
Six Months Ended
11/30/25
Year Ended
5/31/25
Unaudited
Six Months Ended
11/30/25
Year Ended
5/31/25
OPERATIONS
Net investment income (loss) $ 39,701,034 $ 136,277,430 $ 32,595,500 $ 144,839,128
Net realized gain (loss) 126,889,947 197,716,734 199,181,531 276,991,188
Net change in unrealized appreciation
(depreciation) 356,381,871 70,335,322 483,445,722 95,582,656
Net increase (decrease) in net assets from
operations 522,972,852 404,329,486 715,222,753 517,412,972
DISTRIBUTIONS TO SHAREHOLDERS – – – –
Dividends:
Class I – (39,306) – (22,636)
Premier Class – (8,527,791) – (9,174,380)
Class R6 – (172,639,733) – (203,141,552)
Retirement Class – (22,167,807) – (23,548,314)
Total distributions – (203,374,637) – (235,886,882)
FUND SHARE TRANSACTIONS
Subscriptions 117,241,146 304,972,586 105,245,045 293,035,890
Reinvestments of distributions – 203,116,579 – 235,712,156
Redemptions (327,928,578) (988,470,092) (395,453,081) (1,051,404,392)
Net increase (decrease) from Fund share
transactions (210,687,432) (480,380,927) (290,208,036) (522,656,346)
Net increase (decrease) in net assets 312,285,420 (279,426,078) 425,014,717 (241,130,256)
Net assets at the beginning of period 4,835,172,704 5,114,598,782 5,926,168,970 6,167,299,226
Net assets at the end of period $ 5,147,458,124 $ 4,835,172,704 $ 6,351,183,687 $ 5,926,168,970

See Notes to Financial Statements
27
12.9
Lifecycle 2045
13.01
Lifecycle 2050
13.1
Lifecycle 2055
13.2
Lifecycle 2060
Unaudited
Six Months Ended
11/30/25
Year Ended
5/31/25
Unaudited
Six Months Ended
11/30/25
Year Ended
5/31/25
Unaudited
Six Months Ended
11/30/25
Year Ended
5/31/25
Unaudited
Six Months Ended
11/30/25
Year Ended
5/31/25
$ 15,792,416 $ 94,364,562 $ 8,933,131 $ 70,897,708 $ 4,231,978 $ 35,916,143 $ 1,765,370 $ 15,520,766
150,735,238 212,817,308 111,520,185 157,973,193 47,474,106 70,248,163 14,730,469 25,476,829
399,628,674 82,614,932 352,540,307 86,698,584 202,665,558 57,291,729 103,760,608 30,778,920
566,156,328 389,796,802 472,993,623 315,569,485 254,371,642 163,456,035 120,256,447 71,776,515
– – – – – – – –
– (28,881) – (15,129) – (15,902) – (10,698)
– (6,339,340) – (4,374,389) – (2,469,848) – (828,467)
– (138,161,083) – (107,879,742) – (58,177,790) – (22,926,985)
– (21,129,752) – (14,695,039) – (7,402,119) – (2,647,674)
– (165,659,056) – (126,964,299) – (68,065,659) – (26,413,824)
118,437,140 290,731,183 109,795,280 260,131,714 98,134,542 215,374,673 90,058,371 170,143,384
– 165,518,216 – 126,886,622 – 67,956,803 – 26,263,851
(286,367,643) (765,035,736) (207,553,322) (578,892,864) (114,970,230) (290,244,704) (50,238,366) (125,358,077)
(167,930,503) (308,786,337) (97,758,042) (191,874,528) (16,835,688) (6,913,228) 39,820,005 71,049,158
398,225,825 (84,648,591) 375,235,581 (3,269,342) 237,535,954 88,477,148 160,076,452 116,411,849
4,362,593,840 4,447,242,431 3,502,564,733 3,505,834,075 1,854,725,709 1,766,248,561 851,122,197 734,710,348
$ 4,760,819,665 $ 4,362,593,840 $ 3,877,800,314 $ 3,502,564,733 $ 2,092,261,663 $ 1,854,725,709 $ 1,011,198,649 $ 851,122,197

Statement of Changes in Net Assets
(continued)
See Notes to Financial Statements
28
(continued)
Statement of Changes in Net Assets
(continued)
13.3
Lifecycle 2065
13.4
Lifecycle 2070
Unaudited
Six Months Ended
11/30/25
Year Ended
5/31/25
Unaudited
For the period
9/30/25
(commencement of operations)
through
11/30/25
OPERATIONS
Net investment income (loss) $ 258,531 $ 2,097,686 $ (798)
Net realized gain (loss) 1,276,811 3,118,214 1,448
Net change in unrealized appreciation (depreciation) 19,084,195 4,943,935 113,606
Net increase (decrease) in net assets from operations 20,619,537 10,159,835 114,256
DISTRIBUTIONS TO SHAREHOLDERS – – –
Dividends:
Class I – (4,065) –
Premier Class – (150,235) –
Class R6 – (2,730,931) –
Retirement Class – (482,116) –
Total distributions – (3,367,347) –
FUND SHARE TRANSACTIONS
Subscriptions 44,209,807 70,752,055 5,000,000
Reinvestments of distributions – 3,365,436 –
Redemptions (15,851,817) (31,948,510) –
Net increase (decrease) from Fund share transactions 28,357,990 42,168,981 5,000,000
Net increase (decrease) in net assets 48,977,527 48,961,469 5,114,256
Net assets at the beginning of period 139,898,313 90,936,844 –
Net assets at the end of period $ 188,875,840 $ 139,898,313 $ 5,114,256

Financial Highlights
See Notes to Financial Statements
30
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss)
(b)
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
12.1
Lifecycle Retirement Income
Class A:
11/30/25
(e)
$ 11 .52 $ 0 .15 $ 0 .75 $ 0 .90 $ ( 0 .25 ) $ — $ ( 0 .25 ) $ 12 .17
5/31/25 11 .11 0 .38 0 .40 0 .78 ( 0 .34 ) ( 0 .03 ) ( 0 .37 ) 11 .52
5/31/24 10 .42 0 .32 0 .72 1 .04 ( 0 .35 ) — ( 0 .35 ) 11 .11
5/31/23 11 .12 0 .36 ( 0 .46 ) ( 0 .10 ) ( 0 .28 ) ( 0 .32 ) ( 0 .60 ) 10 .42
5/31/22 12 .79 0 .26 ( 1 .02 ) ( 0 .76 ) ( 0 .35 ) ( 0 .56 ) ( 0 .91 ) 11 .12
5/31/21 11 .51 0 .20 1 .75 1 .95 ( 0 .28 ) ( 0 .39 ) ( 0 .67 ) 12 .79
Class I:
11/30/25
(e)
11 .54 0 .16 0 .76 0 .92 ( 0 .26 ) — ( 0 .26 ) 12 .20
5/31/25 11 .13 0 .41 0 .39 0 .80 ( 0 .36 ) ( 0 .03 ) ( 0 .39 ) 11 .54
5/31/24 10 .44 0 .34 0 .72 1 .06 ( 0 .37 ) — ( 0 .37 ) 11 .13
5/31/23 11 .14 0 .41 ( 0 .49 ) ( 0 .08 ) ( 0 .30 ) ( 0 .32 ) ( 0 .62 ) 10 .44
5/31/22 12 .81 0 .30 ( 1 .04 ) ( 0 .74 ) ( 0 .37 ) ( 0 .56 ) ( 0 .93 ) 11 .14
5/31/21 11 .52 0 .20 1 .78 1 .98 ( 0 .30 ) ( 0 .39 ) ( 0 .69 ) 12 .81
Premier Class:
11/30/25
(e)
11 .53 0 .16 0 .76 0 .92 ( 0 .26 ) — ( 0 .26 ) 12 .19
5/31/25 11 .12 0 .40 0 .39 0 .79 ( 0 .35 ) ( 0 .03 ) ( 0 .38 ) 11 .53
5/31/24 10 .43 0 .33 0 .72 1 .05 ( 0 .36 ) — ( 0 .36 ) 11 .12
5/31/23 11 .13 0 .37 ( 0 .46 ) ( 0 .09 ) ( 0 .29 ) ( 0 .32 ) ( 0 .61 ) 10 .43
5/31/22 12 .80 0 .27 ( 1 .01 ) ( 0 .74 ) ( 0 .37 ) ( 0 .56 ) ( 0 .93 ) 11 .13
5/31/21 11 .51 0 .21 1 .76 1 .97 ( 0 .29 ) ( 0 .39 ) ( 0 .68 ) 12 .80
Class R6:
11/30/25
(e)
11 .54 0 .16 0 .76 0 .92 ( 0 .27 ) — ( 0 .27 ) 12 .19
5/31/25 11 .13 0 .42 0 .39 0 .81 ( 0 .37 ) ( 0 .03 ) ( 0 .40 ) 11 .54
5/31/24 10 .44 0 .35 0 .72 1 .07 ( 0 .38 ) — ( 0 .38 ) 11 .13
5/31/23 11 .14 0 .39 ( 0 .46 ) ( 0 .07 ) ( 0 .31 ) ( 0 .32 ) ( 0 .63 ) 10 .44
5/31/22 12 .81 0 .29 ( 1 .02 ) ( 0 .73 ) ( 0 .38 ) ( 0 .56 ) ( 0 .94 ) 11 .14
5/31/21 11 .52 0 .23 1 .76 1 .99 ( 0 .31 ) ( 0 .39 ) ( 0 .70 ) 12 .81
Retirement Class:
11/30/25
(e)
11 .51 0 .15 0 .75 0 .90 ( 0 .25 ) — ( 0 .25 ) 12 .16
5/31/25 11 .10 0 .38 0 .40 0 .78 ( 0 .34 ) ( 0 .03 ) ( 0 .37 ) 11 .51
5/31/24 10 .41 0 .32 0 .72 1 .04 ( 0 .35 ) — ( 0 .35 ) 11 .10
5/31/23 11 .11 0 .36 ( 0 .46 ) ( 0 .10 ) ( 0 .28 ) ( 0 .32 ) ( 0 .60 ) 10 .41
5/31/22 12 .78 0 .26 ( 1 .02 ) ( 0 .76 ) ( 0 .35 ) ( 0 .56 ) ( 0 .91 ) 11 .11
5/31/21 11 .49 0 .20 1 .76 1 .96 ( 0 .28 ) ( 0 .39 ) ( 0 .67 ) 12 .78
(a)
Based on average shares outstanding.
(b)
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
(c)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(d)
The Fund's ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth
Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds.
(e)
Unaudited
(f)
Annualized.

See Notes to Financial Statements
31
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(c)
Net Assets,
End of
Period (000)
Gross
Expenses
(d)
Net
Expenses
(d)
Net
Investment
Income (Loss)
(d)
Portfolio
Turnover
Rate
7 .92% $ 129,677 0 .71%
(f)
0 .51%
(f)
2 .52%
(f)
19%
7 .11 122,877 0 .75 0 .53 3 .35 13
10 .19 124,235 0 .74 0 .53 3 .00 12
( 0 .69 ) 123,946 0 .72 0 .52 3 .43 19
( 6 .49 ) 131,167 0 .70 0 .51 2 .10 28
17 .31 144,030 0 .71 0 .54 1 .62 41
8 .09 224 0 .50
(f)
0 .33
(f)
2 .68
(f)
19
7 .31 184 0 .52 0 .33 3 .61 13
10 .36 337 0 .54 0 .36 3 .16 12
( 0 .50 ) 317 0 .52 0 .35 3 .86 19
( 6 .33 ) 609 0 .50 0 .34 2 .44 28
17 .57 596 0 .52 0 .38 1 .63 41
8 .05 6,425 0 .58
(f)
0 .41
(f)
2 .65
(f)
19
7 .21 7,624 0 .61 0 .43 3 .50 13
10 .29 9,940 0 .61 0 .43 3 .09 12
( 0 .58 ) 15,207 0 .59 0 .42 3 .55 19
( 6 .40 ) 17,624 0 .58 0 .41 2 .17 28
17 .51 19,161 0 .58 0 .44 1 .71 41
8 .04 148,717 0 .43
(f)
0 .26
(f)
2 .76
(f)
19
7 .37 141,910 0 .46 0 .27 3 .64 13
10 .45 156,206 0 .46 0 .28 3 .25 12
( 0 .42 ) 171,457 0 .44 0 .27 3 .72 19
( 6 .25 ) 222,227 0 .43 0 .26 2 .37 28
17 .67 244,923 0 .43 0 .29 1 .87 41
7 .93 122,852 0 .68
(f)
0 .51
(f)
2 .52
(f)
19
7 .12 120,193 0 .71 0 .53 3 .36 13
10 .20 127,984 0 .71 0 .53 3 .00 12
( 0 .68 ) 133,676 0 .69 0 .52 3 .45 19
( 6 .49 ) 157,609 0 .68 0 .50 2 .11 28
17 .43 200,300 0 .68 0 .54 1 .61 41

Financial Highlights
(continued)
See Notes to Financial Statements
32
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss)
(b)
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
12.2
Lifecycle 2010
Class I:
11/30/25
(e)
$ 10 .28 $ 0 .15 $ 0 .65 $ 0 .80 $ — $ — $ — $ 11 .08
5/31/25 10 .13 0 .37 0 .37 0 .74 ( 0 .37 ) ( 0 .22 ) ( 0 .59 ) 10 .28
5/31/24 9 .55 0 .32 0 .65 0 .97 ( 0 .39 ) — ( 0 .39 ) 10 .13
5/31/23 10 .32 0 .36 ( 0 .42 ) ( 0 .06 ) ( 0 .36 ) ( 0 .35 ) ( 0 .71 ) 9 .55
5/31/22 12 .22 0 .26 ( 0 .93 ) ( 0 .67 ) ( 0 .40 ) ( 0 .83 ) ( 1 .23 ) 10 .32
5/31/21 11 .30 0 .22 1 .71 1 .93 ( 0 .33 ) ( 0 .68 ) ( 1 .01 ) 12 .22
Premier Class:
11/30/25
(e)
10 .22 0 .15 0 .64 0 .79 — — — 11 .01
5/31/25 10 .08 0 .36 0 .37 0 .73 ( 0 .37 ) ( 0 .22 ) ( 0 .59 ) 10 .22
5/31/24 9 .50 0 .31 0 .65 0 .96 ( 0 .38 ) — ( 0 .38 ) 10 .08
5/31/23 10 .27 0 .34 ( 0 .41 ) ( 0 .07 ) ( 0 .35 ) ( 0 .35 ) ( 0 .70 ) 9 .50
5/31/22 12 .17 0 .25 ( 0 .94 ) ( 0 .69 ) ( 0 .38 ) ( 0 .83 ) ( 1 .21 ) 10 .27
5/31/21 11 .24 0 .20 1 .73 1 .93 ( 0 .32 ) ( 0 .68 ) ( 1 .00 ) 12 .17
Class R6:
11/30/25
(e)
10 .24 0 .16 0 .64 0 .80 — — — 11 .04
5/31/25 10 .10 0 .37 0 .38 0 .75 ( 0 .39 ) ( 0 .22 ) ( 0 .61 ) 10 .24
5/31/24 9 .53 0 .32 0 .65 0 .97 ( 0 .40 ) — ( 0 .40 ) 10 .10
5/31/23 10 .29 0 .36 ( 0 .41 ) ( 0 .05 ) ( 0 .36 ) ( 0 .35 ) ( 0 .71 ) 9 .53
5/31/22 12 .20 0 .27 ( 0 .94 ) ( 0 .67 ) ( 0 .41 ) ( 0 .83 ) ( 1 .24 ) 10 .29
5/31/21 11 .27 0 .22 1 .73 1 .95 ( 0 .34 ) ( 0 .68 ) ( 1 .02 ) 12 .20
Retirement Class:
11/30/25
(e)
13 .13 0 .19 0 .82 1 .01 — — — 14 .14
5/31/25 12 .79 0 .45 0 .46 0 .91 ( 0 .35 ) ( 0 .22 ) ( 0 .57 ) 13 .13
5/31/24 11 .96 0 .38 0 .82 1 .20 ( 0 .37 ) — ( 0 .37 ) 12 .79
5/31/23 12 .73 0 .41 ( 0 .50 ) ( 0 .09 ) ( 0 .33 ) ( 0 .35 ) ( 0 .68 ) 11 .96
5/31/22 14 .80 0 .30 ( 1 .17 ) ( 0 .87 ) ( 0 .37 ) ( 0 .83 ) ( 1 .20 ) 12 .73
5/31/21 13 .48 0 .23 2 .07 2 .30 ( 0 .30 ) ( 0 .68 ) ( 0 .98 ) 14 .80
(a)
Based on average shares outstanding.
(b)
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
(c)
Total returns are not annualized.
(d)
The Fund's ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth
Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds.
(e)
Unaudited
(f)
Annualized.

See Notes to Financial Statements
33
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(c)
Net Assets,
End of
Period (000)
Gross
Expenses
(d)
Net
Expenses
(d)
Net
Investment
Income (Loss)
(d)
Portfolio
Turnover
Rate
7 .78% $ 97 0 .53%
(f)
0 .30%
(f)
2 .87%
(f)
18%
7 .37 90 0 .51 0 .32 3 .55 13
10 .33 157 0 .50 0 .32 3 .25 14
( 0 .42 ) 146 0 .50 0 .32 3 .69 18
( 6 .32 ) 177 0 .48 0 .33 2 .29 21
17 .57 164 0 .49 0 .36 1 .81 38
7 .73 24,344 0 .57
(f)
0 .34
(f)
2 .85
(f)
18
7 .26 27,069 0 .59 0 .41 3 .46 13
10 .27 34,029 0 .59 0 .41 3 .17 14
( 0 .50 ) 40,794 0 .57 0 .39 3 .53 18
( 6 .45 ) 50,141 0 .56 0 .41 2 .16 21
17 .62 77,845 0 .57 0 .44 1 .70 38
7 .81 486,171 0 .42
(f)
0 .19
(f)
2 .99
(f)
18
7 .43 476,783 0 .44 0 .26 3 .63 13
10 .31 534,127 0 .44 0 .26 3 .30 14
( 0 .23 ) 570,203 0 .42 0 .24 3 .66 18
( 6 .34 ) 700,875 0 .41 0 .26 2 .34 21
17 .75 836,684 0 .42 0 .29 1 .84 38
7 .69 182,134 0 .67
(f)
0 .44
(f)
2 .74
(f)
18
7 .14 184,800 0 .69 0 .51 3 .41 13
10 .11 236,153 0 .69 0 .51 3 .05 14
( 0 .54 ) 245,451 0 .67 0 .49 3 .42 18
( 6 .56 ) 290,686 0 .66 0 .51 2 .09 21
17 .45 368,266 0 .67 0 .54 1 .62 38

Financial Highlights
(continued)
See Notes to Financial Statements
34
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss)
(b)
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
12.3
Lifecycle 2015
Class I:
11/30/25
(e)
$ 9 .33 $ 0 .13 $ 0 .62 $ 0 .75 $ — $ — $ — $ 10 .08
5/31/25 9 .06 0 .33 0 .33 0 .66 ( 0 .33 ) ( 0 .06 ) ( 0 .39 ) 9 .33
5/31/24 8 .49 0 .29 0 .61 0 .90 ( 0 .33 ) — ( 0 .33 ) 9 .06
5/31/23 9 .17 0 .30 ( 0 .37 ) ( 0 .07 ) ( 0 .27 ) ( 0 .34 ) ( 0 .61 ) 8 .49
5/31/22 10 .81 0 .22 ( 0 .86 ) ( 0 .64 ) ( 0 .35 ) ( 0 .65 ) ( 1 .00 ) 9 .17
5/31/21 9 .61 0 .18 1 .67 1 .85 ( 0 .29 ) ( 0 .36 ) ( 0 .65 ) 10 .81
Premier Class:
11/30/25
(e)
9 .28 0 .13 0 .62 0 .75 — — — 10 .03
5/31/25 9 .02 0 .32 0 .33 0 .65 ( 0 .33 ) ( 0 .06 ) ( 0 .39 ) 9 .28
5/31/24 8 .46 0 .27 0 .61 0 .88 ( 0 .32 ) — ( 0 .32 ) 9 .02
5/31/23 9 .14 0 .30 ( 0 .37 ) ( 0 .07 ) ( 0 .27 ) ( 0 .34 ) ( 0 .61 ) 8 .46
5/31/22 10 .76 0 .21 ( 0 .84 ) ( 0 .63 ) ( 0 .34 ) ( 0 .65 ) ( 0 .99 ) 9 .14
5/31/21 9 .57 0 .17 1 .66 1 .83 ( 0 .28 ) ( 0 .36 ) ( 0 .64 ) 10 .76
Class R6:
11/30/25
(e)
9 .33 0 .14 0 .61 0 .75 — — — 10 .08
5/31/25 9 .07 0 .34 0 .32 0 .66 ( 0 .34 ) ( 0 .06 ) ( 0 .40 ) 9 .33
5/31/24 8 .50 0 .28 0 .62 0 .90 ( 0 .33 ) — ( 0 .33 ) 9 .07
5/31/23 9 .18 0 .31 ( 0 .37 ) ( 0 .06 ) ( 0 .28 ) ( 0 .34 ) ( 0 .62 ) 8 .50
5/31/22 10 .81 0 .23 ( 0 .85 ) ( 0 .62 ) ( 0 .36 ) ( 0 .65 ) ( 1 .01 ) 9 .18
5/31/21 9 .62 0 .19 1 .66 1 .85 ( 0 .30 ) ( 0 .36 ) ( 0 .66 ) 10 .81
Retirement Class:
11/30/25
(e)
12 .67 0 .17 0 .83 1 .00 — — — 13 .67
5/31/25 12 .17 0 .43 0 .44 0 .87 ( 0 .31 ) ( 0 .06 ) ( 0 .37 ) 12 .67
5/31/24 11 .30 0 .35 0 .83 1 .18 ( 0 .31 ) — ( 0 .31 ) 12 .17
5/31/23 11 .99 0 .38 ( 0 .48 ) ( 0 .10 ) ( 0 .25 ) ( 0 .34 ) ( 0 .59 ) 11 .30
5/31/22 13 .82 0 .27 ( 1 .12 ) ( 0 .85 ) ( 0 .33 ) ( 0 .65 ) ( 0 .98 ) 11 .99
5/31/21 12 .13 0 .21 2 .11 2 .32 ( 0 .27 ) ( 0 .36 ) ( 0 .63 ) 13 .82
(a)
Based on average shares outstanding.
(b)
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
(c)
Total returns are not annualized.
(d)
The Fund's ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth
Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds.
(e)
Unaudited
(f)
Annualized.

See Notes to Financial Statements
35
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(c)
Net Assets,
End of
Period (000)
Gross
Expenses
(d)
Net
Expenses
(d)
Net
Investment
Income (Loss)
(d)
Portfolio
Turnover
Rate
8 .04% $ 257 0 .48%
(f)
0 .33%
(f)
2 .70%
(f)
18%
7 .40 278 0 .46 0 .32 3 .56 11
10 .74 355 0 .47 0 .28 3 .26 13
( 0 .52 ) 381 0 .53 0 .38 3 .49 18
( 6 .61 ) 390 0 .52 0 .38 2 .15 20
19 .60 255 0 .52 0 .39 1 .75 36
8 .08 35,476 0 .56
(f)
0 .41
(f)
2 .64
(f)
18
7 .27 39,085 0 .58 0 .43 3 .44 11
10 .56 42,131 0 .58 0 .39 3 .11 13
( 0 .57 ) 56,724 0 .57 0 .42 3 .48 18
( 6 .54 ) 71,144 0 .56 0 .42 2 .06 20
19 .47 116,117 0 .57 0 .44 1 .67 36
8 .04 670,175 0 .41
(f)
0 .26
(f)
2 .77
(f)
18
7 .40 679,851 0 .43 0 .28 3 .62 11
10 .82 782,265 0 .43 0 .24 3 .25 13
( 0 .39 ) 831,507 0 .42 0 .27 3 .61 18
( 6 .43 ) 1,005,382 0 .41 0 .27 2 .25 20
19 .56 1,217,691 0 .42 0 .29 1 .83 36
7 .89 270,108 0 .66
(f)
0 .51
(f)
2 .52
(f)
18
7 .21 262,910 0 .68 0 .53 3 .40 11
10 .52 333,364 0 .68 0 .49 2 .99 13
( 0 .66 ) 339,003 0 .67 0 .52 3 .36 18
( 6 .73 ) 393,955 0 .66 0 .52 2 .01 20
19 .34 500,838 0 .67 0 .54 1 .60 36

Financial Highlights
(continued)
See Notes to Financial Statements
36
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss)
(b)
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
12.4
Lifecycle 2020
Class I:
11/30/25
(e)
$ 9 .69 $ 0 .12 $ 0 .71 $ 0 .83 $ — $ — $ — $ 10 .52
5/31/25 9 .45 0 .31 0 .39 0 .70 ( 0 .33 ) ( 0 .13 ) ( 0 .46 ) 9 .69
5/31/24 8 .77 0 .28 0 .73 1 .01 ( 0 .33 ) — ( 0 .33 ) 9 .45
5/31/23 9 .47 0 .30 ( 0 .35 ) ( 0 .05 ) ( 0 .27 ) ( 0 .38 ) ( 0 .65 ) 8 .77
5/31/22 11 .25 0 .21 ( 0 .90 ) ( 0 .69 ) ( 0 .37 ) ( 0 .72 ) ( 1 .09 ) 9 .47
5/31/21 9 .89 0 .14 1 .94 2 .08 ( 0 .31 ) ( 0 .41 ) ( 0 .72 ) 11 .25
Premier Class:
11/30/25
(e)
9 .67 0 .12 0 .71 0 .83 — — — 10 .50
5/31/25 9 .44 0 .32 0 .37 0 .69 ( 0 .33 ) ( 0 .13 ) ( 0 .46 ) 9 .67
5/31/24 8 .75 0 .27 0 .74 1 .01 ( 0 .32 ) — ( 0 .32 ) 9 .44
5/31/23 9 .45 0 .29 ( 0 .35 ) ( 0 .06 ) ( 0 .26 ) ( 0 .38 ) ( 0 .64 ) 8 .75
5/31/22 11 .23 0 .21 ( 0 .92 ) ( 0 .71 ) ( 0 .35 ) ( 0 .72 ) ( 1 .07 ) 9 .45
5/31/21 9 .87 0 .18 1 .89 2 .07 ( 0 .30 ) ( 0 .41 ) ( 0 .71 ) 11 .23
Class R6:
11/30/25
(e)
9 .70 0 .13 0 .70 0 .83 — — — 10 .53
5/31/25 9 .46 0 .34 0 .38 0 .72 ( 0 .35 ) ( 0 .13 ) ( 0 .48 ) 9 .70
5/31/24 8 .77 0 .28 0 .74 1 .02 ( 0 .33 ) — ( 0 .33 ) 9 .46
5/31/23 9 .48 0 .31 ( 0 .37 ) ( 0 .06 ) ( 0 .27 ) ( 0 .38 ) ( 0 .65 ) 8 .77
5/31/22 11 .26 0 .23 ( 0 .91 ) ( 0 .68 ) ( 0 .38 ) ( 0 .72 ) ( 1 .10 ) 9 .48
5/31/21 9 .89 0 .20 1 .90 2 .10 ( 0 .32 ) ( 0 .41 ) ( 0 .73 ) 11 .26
Retirement Class:
11/30/25
(e)
13 .64 0 .17 0 .98 1 .15 — — — 14 .79
5/31/25 13 .12 0 .44 0 .52 0 .96 ( 0 .31 ) ( 0 .13 ) ( 0 .44 ) 13 .64
5/31/24 12 .05 0 .36 1 .01 1 .37 ( 0 .30 ) — ( 0 .30 ) 13 .12
5/31/23 12 .75 0 .39 ( 0 .47 ) ( 0 .08 ) ( 0 .24 ) ( 0 .38 ) ( 0 .62 ) 12 .05
5/31/22 14 .78 0 .27 ( 1 .24 ) ( 0 .97 ) ( 0 .34 ) ( 0 .72 ) ( 1 .06 ) 12 .75
5/31/21 12 .79 0 .22 2 .46 2 .68 ( 0 .28 ) ( 0 .41 ) ( 0 .69 ) 14 .78
(a)
Based on average shares outstanding.
(b)
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
(c)
Total returns are not annualized.
(d)
The Fund's ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth
Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds.
(e)
Unaudited
(f)
Annualized.

See Notes to Financial Statements
37
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(c)
Net Assets,
End of
Period (000)
Gross
Expenses
(d)
Net
Expenses
(d)
Net
Investment
Income (Loss)
(d)
Portfolio
Turnover
Rate
8 .57% $ 349 0 .53%
(f)
0 .38%
(f)
2 .45%
(f)
18%
7 .52 348 0 .47 0 .33 3 .23 11
11 .65 520 0 .51 0 .35 3 .10 12
( 0 .32 ) 695 0 .50 0 .36 3 .33 18
( 6 .93 ) 498 0 .46 0 .32 1 .91 22
21 .43 726 0 .48 0 .35 1 .26 38
8 .58 73,035 0 .56
(f)
0 .41
(f)
2 .43
(f)
18
7 .39 81,189 0 .57 0 .43 3 .32 11
11 .68 93,230 0 .58 0 .41 2 .97 12
( 0 .42 ) 141,676 0 .57 0 .42 3 .31 18
( 7 .06 ) 165,761 0 .55 0 .42 1 .96 22
21 .37 252,876 0 .57 0 .45 1 .66 38
8 .56 1,561,474 0 .41
(f)
0 .26
(f)
2 .56
(f)
18
7 .66 1,558,875 0 .42 0 .28 3 .49 11
11 .86 1,821,625 0 .43 0 .26 3 .11 12
( 0 .36 ) 1,921,359 0 .41 0 .27 3 .45 18
( 6 .86 ) 2,303,415 0 .40 0 .27 2 .15 22
21 .61 2,712,681 0 .42 0 .29 1 .82 38
8 .43 457,116 0 .66
(f)
0 .51
(f)
2 .31
(f)
18
7 .36 461,466 0 .67 0 .53 3 .27 11
11 .50 599,239 0 .68 0 .51 2 .86 12
( 0 .47 ) 642,436 0 .67 0 .52 3 .21 18
( 7 .17 ) 764,245 0 .65 0 .52 1 .89 22
21 .27 993,670 0 .67 0 .55 1 .59 38

Financial Highlights
(continued)
See Notes to Financial Statements
38
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss)
(b)
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
12.5
Lifecycle 2025
Class I:
11/30/25
(e)
$ 10 .19 $ 0 .12 $ 0 .82 $ 0 .94 $ — $ — $ — $ 11 .13
5/31/25 9 .94 0 .33 0 .43 0 .76 ( 0 .33 ) ( 0 .18 ) ( 0 .51 ) 10 .19
5/31/24 9 .09 0 .28 0 .88 1 .16 ( 0 .31 ) — ( 0 .31 ) 9 .94
5/31/23 9 .85 0 .27 ( 0 .31 ) ( 0 .04 ) ( 0 .26 ) ( 0 .46 ) ( 0 .72 ) 9 .09
5/31/22 11 .75 0 .22 ( 0 .98 ) ( 0 .76 ) ( 0 .38 ) ( 0 .76 ) ( 1 .14 ) 9 .85
5/31/21 10 .03 0 .15 2 .31 2 .46 ( 0 .31 ) ( 0 .43 ) ( 0 .74 ) 11 .75
Premier Class:
11/30/25
(e)
10 .14 0 .12 0 .80 0 .92 — — — 11 .06
5/31/25 9 .89 0 .32 0 .43 0 .75 ( 0 .32 ) ( 0 .18 ) ( 0 .50 ) 10 .14
5/31/24 9 .05 0 .26 0 .89 1 .15 ( 0 .31 ) — ( 0 .31 ) 9 .89
5/31/23 9 .80 0 .28 ( 0 .32 ) ( 0 .04 ) ( 0 .25 ) ( 0 .46 ) ( 0 .71 ) 9 .05
5/31/22 11 .70 0 .21 ( 0 .98 ) ( 0 .77 ) ( 0 .37 ) ( 0 .76 ) ( 1 .13 ) 9 .80
5/31/21 9 .99 0 .18 2 .25 2 .43 ( 0 .29 ) ( 0 .43 ) ( 0 .72 ) 11 .70
Class R6:
11/30/25
(e)
10 .19 0 .13 0 .81 0 .94 — — — 11 .13
5/31/25 9 .95 0 .34 0 .42 0 .76 ( 0 .34 ) ( 0 .18 ) ( 0 .52 ) 10 .19
5/31/24 9 .09 0 .28 0 .90 1 .18 ( 0 .32 ) — ( 0 .32 ) 9 .95
5/31/23 9 .85 0 .30 ( 0 .34 ) ( 0 .04 ) ( 0 .26 ) ( 0 .46 ) ( 0 .72 ) 9 .09
5/31/22 11 .76 0 .23 ( 0 .99 ) ( 0 .76 ) ( 0 .39 ) ( 0 .76 ) ( 1 .15 ) 9 .85
5/31/21 10 .04 0 .19 2 .27 2 .46 ( 0 .31 ) ( 0 .43 ) ( 0 .74 ) 11 .76
Retirement Class:
11/30/25
(e)
14 .57 0 .16 1 .16 1 .32 — — — 15 .89
5/31/25 14 .01 0 .45 0 .59 1 .04 ( 0 .30 ) ( 0 .18 ) ( 0 .48 ) 14 .57
5/31/24 12 .69 0 .36 1 .25 1 .61 ( 0 .29 ) — ( 0 .29 ) 14 .01
5/31/23 13 .44 0 .38 ( 0 .44 ) ( 0 .06 ) ( 0 .23 ) ( 0 .46 ) ( 0 .69 ) 12 .69
5/31/22 15 .63 0 .26 ( 1 .35 ) ( 1 .09 ) ( 0 .34 ) ( 0 .76 ) ( 1 .10 ) 13 .44
5/31/21 13 .14 0 .22 2 .97 3 .19 ( 0 .27 ) ( 0 .43 ) ( 0 .70 ) 15 .63
(a)
Based on average shares outstanding.
(b)
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
(c)
Total returns are not annualized.
(d)
The Fund's ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth
Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds.
(e)
Unaudited
(f)
Annualized.

See Notes to Financial Statements
39
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(c)
Net Assets,
End of
Period (000)
Gross
Expenses
(d)
Net
Expenses
(d)
Net
Investment
Income (Loss)
(d)
Portfolio
Turnover
Rate
9 .22% $ 688 0 .46%
(f)
0 .31%
(f)
2 .30%
(f)
19%
7 .74 651 0 .45 0 .31 3 .28 12
13 .00 773 0 .50 0 .35 2 .92 13
( 0 .21 ) 855 0 .51 0 .36 2 .99 20
( 7 .32 ) 391 0 .48 0 .34 1 .93 25
24 .93 553 0 .49 0 .36 1 .35 40
9 .07 122,446 0 .56
(f)
0 .41
(f)
2 .22
(f)
19
7 .71 134,870 0 .57 0 .43 3 .18 12
12 .84 161,319 0 .58 0 .43 2 .80 13
( 0 .20 ) 221,273 0 .57 0 .42 3 .09 20
( 7 .44 ) 236,147 0 .55 0 .42 1 .83 25
24 .80 336,773 0 .58 0 .45 1 .59 40
9 .22 2,657,522 0 .41
(f)
0 .26
(f)
2 .35
(f)
19
7 .73 2,626,444 0 .42 0 .28 3 .32 12
13 .20 2,940,148 0 .43 0 .28 2 .94 13
( 0 .14 ) 2,939,672 0 .42 0 .27 3 .23 20
( 7 .33 ) 3,488,042 0 .40 0 .27 2 .01 25
24 .96 3,909,833 0 .43 0 .30 1 .76 40
9 .06 612,717 0 .66
(f)
0 .51
(f)
2 .10
(f)
19
7 .48 605,527 0 .67 0 .53 3 .12 12
12 .79 813,651 0 .68 0 .53 2 .69 13
( 0 .30 ) 845,520 0 .67 0 .52 3 .00 20
( 7 .55 ) 973,393 0 .65 0 .52 1 .75 25
24 .64 1,217,409 0 .68 0 .55 1 .52 40

Financial Highlights
(continued)
See Notes to Financial Statements
40
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss)
(b)
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
12.6
Lifecycle 2030
Class I:
11/30/25
(e)
$ 10 .58 $ 0 .11 $ 0 .96 $ 1 .07 $ — $ — $ — $ 11 .65
5/31/25 10 .25 0 .32 0 .51 0 .83 ( 0 .31 ) ( 0 .19 ) ( 0 .50 ) 10 .58
5/31/24 9 .20 0 .25 1 .09 1 .34 ( 0 .29 ) — ( 0 .29 ) 10 .25
5/31/23 9 .97 0 .26 ( 0 .29 ) ( 0 .03 ) ( 0 .23 ) ( 0 .51 ) ( 0 .74 ) 9 .20
5/31/22 12 .01 0 .21 ( 1 .03 ) ( 0 .82 ) ( 0 .39 ) ( 0 .83 ) ( 1 .22 ) 9 .97
5/31/21 10 .01 0 .18 2 .60 2 .78 ( 0 .31 ) ( 0 .47 ) ( 0 .78 ) 12 .01
Premier Class:
11/30/25
(e)
10 .51 0 .10 0 .95 1 .05 — — — 11 .56
5/31/25 10 .19 0 .30 0 .51 0 .81 ( 0 .30 ) ( 0 .19 ) ( 0 .49 ) 10 .51
5/31/24 9 .14 0 .25 1 .08 1 .33 ( 0 .28 ) — ( 0 .28 ) 10 .19
5/31/23 9 .91 0 .26 ( 0 .30 ) ( 0 .04 ) ( 0 .22 ) ( 0 .51 ) ( 0 .73 ) 9 .14
5/31/22 11 .95 0 .19 ( 1 .02 ) ( 0 .83 ) ( 0 .38 ) ( 0 .83 ) ( 1 .21 ) 9 .91
5/31/21 9 .96 0 .17 2 .59 2 .76 ( 0 .30 ) ( 0 .47 ) ( 0 .77 ) 11 .95
Class R6:
11/30/25
(e)
10 .58 0 .11 0 .96 1 .07 — — — 11 .65
5/31/25 10 .26 0 .32 0 .51 0 .83 ( 0 .32 ) ( 0 .19 ) ( 0 .51 ) 10 .58
5/31/24 9 .20 0 .26 1 .10 1 .36 ( 0 .30 ) — ( 0 .30 ) 10 .26
5/31/23 9 .97 0 .28 ( 0 .30 ) ( 0 .02 ) ( 0 .24 ) ( 0 .51 ) ( 0 .75 ) 9 .20
5/31/22 12 .01 0 .21 ( 1 .02 ) ( 0 .81 ) ( 0 .40 ) ( 0 .83 ) ( 1 .23 ) 9 .97
5/31/21 10 .01 0 .19 2 .60 2 .79 ( 0 .32 ) ( 0 .47 ) ( 0 .79 ) 12 .01
Retirement Class:
11/30/25
(e)
15 .58 0 .14 1 .41 1 .55 — — — 17 .13
5/31/25 14 .88 0 .44 0 .73 1 .17 ( 0 .28 ) ( 0 .19 ) ( 0 .47 ) 15 .58
5/31/24 13 .22 0 .34 1 .58 1 .92 ( 0 .26 ) — ( 0 .26 ) 14 .88
5/31/23 13 .98 0 .36 ( 0 .41 ) ( 0 .05 ) ( 0 .20 ) ( 0 .51 ) ( 0 .71 ) 13 .22
5/31/22 16 .36 0 .25 ( 1 .44 ) ( 1 .19 ) ( 0 .36 ) ( 0 .83 ) ( 1 .19 ) 13 .98
5/31/21 13 .39 0 .22 3 .51 3 .73 ( 0 .29 ) ( 0 .47 ) ( 0 .76 ) 16 .36
(a)
Based on average shares outstanding.
(b)
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
(c)
Total returns are not annualized.
(d)
The Fund's ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth
Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds.
(e)
Unaudited
(f)
Annualized.

See Notes to Financial Statements
41
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(c)
Net Assets,
End of
Period (000)
Gross
Expenses
(d)
Net
Expenses
(d)
Net
Investment
Income (Loss)
(d)
Portfolio
Turnover
Rate
10 .11% $ 947 0 .44%
(f)
0 .28%
(f)
1 .96%
(f)
17%
8 .16 840 0 .45 0 .30 3 .02 13
14 .76 853 0 .51 0 .37 2 .57 14
0 .09 597 0 .50 0 .34 2 .77 22
( 7 .71 ) 497 0 .46 0 .31 1 .88 26
28 .41 520 0 .50 0 .37 1 .65 41
9 .99 173,133 0 .57
(f)
0 .40
(f)
1 .85
(f)
17
8 .04 184,117 0 .58 0 .43 2 .90 13
14 .75 199,927 0 .58 0 .44 2 .56 14
( 0 .01 ) 246,776 0 .57 0 .42 2 .84 22
( 7 .87 ) 265,245 0 .56 0 .41 1 .66 26
28 .35 369,690 0 .58 0 .45 1 .52 41
10 .11 3,635,644 0 .42
(f)
0 .25
(f)
1 .99
(f)
17
8 .16 3,434,340 0 .43 0 .28 3 .06 13
14 .95 3,630,602 0 .43 0 .29 2 .70 14
0 .15 3,405,403 0 .42 0 .27 2 .97 22
( 7 .66 ) 3,872,654 0 .41 0 .26 1 .86 26
28 .49 4,216,718 0 .43 0 .30 1 .69 41
9 .95 767,514 0 .67
(f)
0 .50
(f)
1 .74
(f)
17
7 .89 745,870 0 .68 0 .53 2 .85 13
14 .66 921,422 0 .68 0 .54 2 .45 14
( 0 .10 ) 899,081 0 .67 0 .52 2 .74 22
( 7 .94 ) 1,008,369 0 .66 0 .51 1 .60 26
28 .25 1,254,456 0 .68 0 .55 1 .46 41

Financial Highlights
(continued)
See Notes to Financial Statements
42
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss)
(b)
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
12.7
Lifecycle 2035
Class I:
11/30/25
(e)
$ 11 .04 $ 0 .09 $ 1 .13 $ 1 .22 $ — $ — $ — $ 12 .26
5/31/25 10 .63 0 .30 0 .59 0 .89 ( 0 .29 ) ( 0 .19 ) ( 0 .48 ) 11 .04
5/31/24 9 .33 0 .23 1 .34 1 .57 ( 0 .27 ) — ( 0 .27 ) 10 .63
5/31/23 10 .12 0 .24 ( 0 .23 ) 0 .01 ( 0 .21 ) ( 0 .59 ) ( 0 .80 ) 9 .33
5/31/22 12 .35 0 .19 ( 1 .07 ) ( 0 .88 ) ( 0 .41 ) ( 0 .94 ) ( 1 .35 ) 10 .12
5/31/21 10 .06 0 .18 2 .96 3 .14 ( 0 .31 ) ( 0 .54 ) ( 0 .85 ) 12 .35
Premier Class:
11/30/25
(e)
11 .02 0 .09 1 .12 1 .21 — — — 12 .23
5/31/25 10 .61 0 .29 0 .59 0 .88 ( 0 .28 ) ( 0 .19 ) ( 0 .47 ) 11 .02
5/31/24 9 .31 0 .23 1 .33 1 .56 ( 0 .26 ) — ( 0 .26 ) 10 .61
5/31/23 10 .10 0 .24 ( 0 .24 ) — ( 0 .20 ) ( 0 .59 ) ( 0 .79 ) 9 .31
5/31/22 12 .33 0 .18 ( 1 .07 ) ( 0 .89 ) ( 0 .40 ) ( 0 .94 ) ( 1 .34 ) 10 .10
5/31/21 10 .04 0 .17 2 .96 3 .13 ( 0 .30 ) ( 0 .54 ) ( 0 .84 ) 12 .33
Class R6:
11/30/25
(e)
11 .06 0 .10 1 .12 1 .22 — — — 12 .28
5/31/25 10 .65 0 .31 0 .59 0 .90 ( 0 .30 ) ( 0 .19 ) ( 0 .49 ) 11 .06
5/31/24 9 .35 0 .24 1 .34 1 .58 ( 0 .28 ) — ( 0 .28 ) 10 .65
5/31/23 10 .13 0 .25 ( 0 .22 ) 0 .03 ( 0 .22 ) ( 0 .59 ) ( 0 .81 ) 9 .35
5/31/22 12 .37 0 .20 ( 1 .08 ) ( 0 .88 ) ( 0 .42 ) ( 0 .94 ) ( 1 .36 ) 10 .13
5/31/21 10 .07 0 .19 2 .97 3 .16 ( 0 .32 ) ( 0 .54 ) ( 0 .86 ) 12 .37
Retirement Class:
11/30/25
(e)
16 .81 0 .12 1 .72 1 .84 — — — 18 .65
5/31/25 15 .95 0 .43 0 .88 1 .31 ( 0 .26 ) ( 0 .19 ) ( 0 .45 ) 16 .81
5/31/24 13 .88 0 .33 1 .98 2 .31 ( 0 .24 ) — ( 0 .24 ) 15 .95
5/31/23 14 .63 0 .34 ( 0 .32 ) 0 .02 ( 0 .18 ) ( 0 .59 ) ( 0 .77 ) 13 .88
5/31/22 17 .27 0 .24 ( 1 .56 ) ( 1 .32 ) ( 0 .38 ) ( 0 .94 ) ( 1 .32 ) 14 .63
5/31/21 13 .78 0 .22 4 .09 4 .31 ( 0 .28 ) ( 0 .54 ) ( 0 .82 ) 17 .27
(a)
Based on average shares outstanding.
(b)
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
(c)
Total returns are not annualized.
(d)
The Fund's ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth
Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds.
(e)
Unaudited
(f)
Annualized.

See Notes to Financial Statements
43
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(c)
Net Assets,
End of
Period (000)
Gross
Expenses
(d)
Net
Expenses
(d)
Net
Investment
Income (Loss)
(d)
Portfolio
Turnover
Rate
11 .05% $ 980 0 .46%
(f)
0 .28%
(f)
1 .58%
(f)
15%
8 .41 878 0 .46 0 .30 2 .76 14
17 .03 918 0 .54 0 .38 2 .35 14
0 .46 597 0 .52 0 .36 2 .58 25
( 8 .20 ) 447 0 .49 0 .34 1 .64 27
32 .02 472 0 .52 0 .39 1 .56 44
10 .98 188,394 0 .57
(f)
0 .39
(f)
1 .48
(f)
15
8 .36 198,432 0 .58 0 .42 2 .64 14
16 .98 215,181 0 .59 0 .43 2 .29 14
0 .39 264,692 0 .58 0 .41 2 .55 25
( 8 .29 ) 277,894 0 .56 0 .40 1 .52 27
31 .99 396,128 0 .59 0 .45 1 .46 44
11 .03 4,163,221 0 .42
(f)
0 .24
(f)
1 .62
(f)
15
8 .51 3,879,694 0 .43 0 .27 2 .80 14
17 .10 3,987,848 0 .44 0 .28 2 .46 14
0 .66 3,634,034 0 .43 0 .26 2 .68 25
( 8 .19 ) 4,103,430 0 .41 0 .25 1 .72 27
32 .19 4,468,950 0 .44 0 .30 1 .63 44
10 .95 794,863 0 .67
(f)
0 .49
(f)
1 .37
(f)
15
8 .21 756,169 0 .68 0 .52 2 .59 14
16 .78 910,652 0 .69 0 .53 2 .19 14
0 .38 853,592 0 .68 0 .51 2 .46 25
( 8 .42 ) 923,818 0 .66 0 .50 1 .46 27
31 .86 1,157,175 0 .69 0 .55 1 .40 44

Financial Highlights
(continued)
See Notes to Financial Statements
44
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss)
(b)
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
12.8
Lifecycle 2040
Class I:
11/30/25
(e)
$ 11 .39 $ 0 .06 $ 1 .35 $ 1 .41 $ — $ — $ — $ 12 .80
5/31/25 10 .89 0 .29 0 .68 0 .97 ( 0 .26 ) ( 0 .21 ) ( 0 .47 ) 11 .39
5/31/24 9 .34 0 .21 1 .59 1 .80 ( 0 .25 ) — ( 0 .25 ) 10 .89
5/31/23 10 .11 0 .21 ( 0 .15 ) 0 .06 ( 0 .18 ) ( 0 .65 ) ( 0 .83 ) 9 .34
5/31/22 12 .51 0 .18 ( 1 .10 ) ( 0 .92 ) ( 0 .43 ) ( 1 .05 ) ( 1 .48 ) 10 .11
5/31/21 9 .98 0 .17 3 .30 3 .47 ( 0 .32 ) ( 0 .62 ) ( 0 .94 ) 12 .51
Premier Class:
11/30/25
(e)
11 .35 0 .06 1 .34 1 .40 — — — 12 .75
5/31/25 10 .86 0 .25 0 .70 0 .95 ( 0 .25 ) ( 0 .21 ) ( 0 .46 ) 11 .35
5/31/24 9 .32 0 .20 1 .58 1 .78 ( 0 .24 ) — ( 0 .24 ) 10 .86
5/31/23 10 .09 0 .21 ( 0 .16 ) 0 .05 ( 0 .17 ) ( 0 .65 ) ( 0 .82 ) 9 .32
5/31/22 12 .48 0 .17 ( 1 .09 ) ( 0 .92 ) ( 0 .42 ) ( 1 .05 ) ( 1 .47 ) 10 .09
5/31/21 9 .95 0 .15 3 .31 3 .46 ( 0 .31 ) ( 0 .62 ) ( 0 .93 ) 12 .48
Class R6:
11/30/25
(e)
11 .40 0 .07 1 .34 1 .41 — — — 12 .81
5/31/25 10 .90 0 .27 0 .71 0 .98 ( 0 .27 ) ( 0 .21 ) ( 0 .48 ) 11 .40
5/31/24 9 .35 0 .22 1 .59 1 .81 ( 0 .26 ) — ( 0 .26 ) 10 .90
5/31/23 10 .12 0 .23 ( 0 .17 ) 0 .06 ( 0 .18 ) ( 0 .65 ) ( 0 .83 ) 9 .35
5/31/22 12 .52 0 .19 ( 1 .10 ) ( 0 .91 ) ( 0 .44 ) ( 1 .05 ) ( 1 .49 ) 10 .12
5/31/21 9 .99 0 .18 3 .30 3 .48 ( 0 .33 ) ( 0 .62 ) ( 0 .95 ) 12 .52
Retirement Class:
11/30/25
(e)
18 .06 0 .08 2 .13 2 .21 — — — 20 .27
5/31/25 17 .01 0 .39 1 .10 1 .49 ( 0 .23 ) ( 0 .21 ) ( 0 .44 ) 18 .06
5/31/24 14 .46 0 .30 2 .47 2 .77 ( 0 .22 ) — ( 0 .22 ) 17 .01
5/31/23 15 .18 0 .32 ( 0 .25 ) 0 .07 ( 0 .14 ) ( 0 .65 ) ( 0 .79 ) 14 .46
5/31/22 18 .04 0 .24 ( 1 .66 ) ( 1 .42 ) ( 0 .39 ) ( 1 .05 ) ( 1 .44 ) 15 .18
5/31/21 14 .05 0 .21 4 .69 4 .90 ( 0 .29 ) ( 0 .62 ) ( 0 .91 ) 18 .04
(a)
Based on average shares outstanding.
(b)
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
(c)
Total returns are not annualized.
(d)
The Fund's ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth
Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds.
(e)
Unaudited
(f)
Annualized.

See Notes to Financial Statements
45
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(c)
Net Assets,
End of
Period (000)
Gross
Expenses
(d)
Net
Expenses
(d)
Net
Investment
Income (Loss)
(d)
Portfolio
Turnover
Rate
12 .38% $ 360 0 .47%
(f)
0 .28%
(f)
1 .05%
(f)
13%
8 .93 320 0 .47 0 .29 2 .57 14
19 .49 591 0 .54 0 .36 2 .07 13
1 .04 367 0 .52 0 .33 2 .27 26
( 8 .55 ) 239 0 .48 0 .31 1 .53 29
35 .84 305 0 .51 0 .37 1 .48 46
12 .33 202,140 0 .57
(f)
0 .38
(f)
0 .96
(f)
13
8 .80 226,681 0 .59 0 .41 2 .27 14
19 .32 249,804 0 .59 0 .42 2 .00 13
0 .94 305,164 0 .58 0 .40 2 .28 26
( 8 .57 ) 314,758 0 .56 0 .39 1 .44 29
35 .81 441,951 0 .59 0 .45 1 .36 46
12 .37 5,196,915 0 .43
(f)
0 .23
(f)
1 .09
(f)
13
9 .03 4,806,853 0 .44 0 .26 2 .45 14
19 .56 4,859,805 0 .44 0 .27 2 .17 13
1 .11 4,401,861 0 .43 0 .25 2 .42 26
( 8 .47 ) 4,851,096 0 .41 0 .24 1 .61 29
35 .87 5,311,332 0 .44 0 .29 1 .54 46
12 .24 951,769 0 .68
(f)
0 .48
(f)
0 .85
(f)
13
8 .74 892,315 0 .69 0 .51 2 .23 14
19 .27 1,057,099 0 .69 0 .52 1 .90 13
0 .79 991,507 0 .68 0 .50 2 .20 26
( 8 .67 ) 1,085,996 0 .66 0 .49 1 .36 29
35 .59 1,391,417 0 .69 0 .55 1 .31 46

Financial Highlights
(continued)
See Notes to Financial Statements
46
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss)
(b)
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
12.9
Lifecycle 2045
Class I:
11/30/25
(e)
$ 14 .60 $ 0 .05 $ 1 .89 $ 1 .94 $ — $ — $ — $ 16 .54
5/31/25 13 .86 0 .33 0 .95 1 .28 ( 0 .28 ) ( 0 .26 ) ( 0 .54 ) 14 .60
5/31/24 11 .69 0 .24 2 .19 2 .43 ( 0 .26 ) — ( 0 .26 ) 13 .86
5/31/23 12 .61 0 .19 ( 0 .12 ) 0 .07 ( 0 .19 ) ( 0 .80 ) ( 0 .99 ) 11 .69
5/31/22 15 .57 0 .23 ( 1 .40 ) ( 1 .17 ) ( 0 .52 ) ( 1 .27 ) ( 1 .79 ) 12 .61
5/31/21 11 .99 0 .22 4 .41 4 .63 ( 0 .35 ) ( 0 .70 ) ( 1 .05 ) 15 .57
Premier Class:
11/30/25
(e)
14 .51 0 .05 1 .87 1 .92 — — — 16 .43
5/31/25 13 .79 0 .29 0 .96 1 .25 ( 0 .27 ) ( 0 .26 ) ( 0 .53 ) 14 .51
5/31/24 11 .62 0 .23 2 .19 2 .42 ( 0 .25 ) — ( 0 .25 ) 13 .79
5/31/23 12 .54 0 .24 ( 0 .18 ) 0 .06 ( 0 .18 ) ( 0 .80 ) ( 0 .98 ) 11 .62
5/31/22 15 .49 0 .20 ( 1 .38 ) ( 1 .18 ) ( 0 .50 ) ( 1 .27 ) ( 1 .77 ) 12 .54
5/31/21 11 .93 0 .18 4 .42 4 .60 ( 0 .34 ) ( 0 .70 ) ( 1 .04 ) 15 .49
Class R6:
11/30/25
(e)
14 .60 0 .06 1 .88 1 .94 — — — 16 .54
5/31/25 13 .87 0 .31 0 .98 1 .29 ( 0 .30 ) ( 0 .26 ) ( 0 .56 ) 14 .60
5/31/24 11 .69 0 .25 2 .20 2 .45 ( 0 .27 ) — ( 0 .27 ) 13 .87
5/31/23 12 .61 0 .26 ( 0 .18 ) 0 .08 ( 0 .20 ) ( 0 .80 ) ( 1 .00 ) 11 .69
5/31/22 15 .57 0 .22 ( 1 .38 ) ( 1 .16 ) ( 0 .53 ) ( 1 .27 ) ( 1 .80 ) 12 .61
5/31/21 11 .98 0 .20 4 .45 4 .65 ( 0 .36 ) ( 0 .70 ) ( 1 .06 ) 15 .57
Retirement Class:
11/30/25
(e)
14 .44 0 .04 1 .85 1 .89 — — — 16 .33
5/31/25 13 .72 0 .28 0 .96 1 .24 ( 0 .26 ) ( 0 .26 ) ( 0 .52 ) 14 .44
5/31/24 11 .57 0 .21 2 .18 2 .39 ( 0 .24 ) — ( 0 .24 ) 13 .72
5/31/23 12 .48 0 .23 ( 0 .18 ) 0 .05 ( 0 .16 ) ( 0 .80 ) ( 0 .96 ) 11 .57
5/31/22 15 .43 0 .18 ( 1 .37 ) ( 1 .19 ) ( 0 .49 ) ( 1 .27 ) ( 1 .76 ) 12 .48
5/31/21 11 .89 0 .17 4 .39 4 .56 ( 0 .32 ) ( 0 .70 ) ( 1 .02 ) 15 .43
(a)
Based on average shares outstanding.
(b)
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
(c)
Total returns are not annualized.
(d)
The Fund's ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth
Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds.
(e)
Unaudited
(f)
Annualized.

See Notes to Financial Statements
47
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(c)
Net Assets,
End of
Period (000)
Gross
Expenses
(d)
Net
Expenses
(d)
Net
Investment
Income (Loss)
(d)
Portfolio
Turnover
Rate
13 .29% $ 751 0 .46%
(f)
0 .26%
(f)
0 .69%
(f)
13%
9 .28 644 0 .46 0 .27 2 .28 15
21 .04 838 0 .54 0 .36 1 .86 14
1 .03 565 0 .52 0 .33 1 .67 27
( 8 .67 ) 168 0 .45 0 .27 1 .55 29
39 .64 153 0 .50 0 .35 1 .57 46
13 .23 155,873 0 .58
(f)
0 .38
(f)
0 .59
(f)
13
9 .13 173,496 0 .59 0 .40 2 .02 15
21 .06 186,993 0 .60 0 .42 1 .78 14
0 .92 225,586 0 .58 0 .40 2 .06 27
( 8 .77 ) 224,448 0 .56 0 .38 1 .34 29
39 .52 309,234 0 .59 0 .45 1 .26 46
13 .29 4,029,259 0 .43
(f)
0 .23
(f)
0 .72
(f)
13
9 .32 3,648,655 0 .44 0 .25 2 .19 15
21 .22 3,613,760 0 .45 0 .27 1 .96 14
1 .08 3,141,514 0 .43 0 .25 2 .19 27
( 8 .63 ) 3,351,968 0 .41 0 .23 1 .52 29
39 .80 3,557,269 0 .44 0 .30 1 .44 46
13 .09 574,937 0 .68
(f)
0 .48
(f)
0 .47
(f)
13
9 .06 539,799 0 .69 0 .50 1 .99 15
20 .88 645,652 0 .70 0 .52 1 .69 14
0 .90 581,879 0 .68 0 .50 1 .97 27
( 8 .89 ) 613,731 0 .66 0 .48 1 .26 29
39 .38 779,894 0 .69 0 .55 1 .21 46

Financial Highlights
(continued)
See Notes to Financial Statements
48
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss)
(b)
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
13.01
Lifecycle 2050
Class I:
11/30/25
(e)
$ 15 .13 $ 0 .04 $ 2 .04 $ 2 .08 $ — $ — $ — $ 17 .21
5/31/25 14 .32 0 .28 1 .07 1 .35 ( 0 .28 ) ( 0 .26 ) ( 0 .54 ) 15 .13
5/31/24 11 .98 0 .24 2 .36 2 .60 ( 0 .26 ) — ( 0 .26 ) 14 .32
5/31/23 12 .89 0 .23 ( 0 .16 ) 0 .07 ( 0 .18 ) ( 0 .80 ) ( 0 .98 ) 11 .98
5/31/22 15 .82 0 .13 ( 1 .34 ) ( 1 .21 ) ( 0 .53 ) ( 1 .19 ) ( 1 .72 ) 12 .89
5/31/21 12 .04 0 .14 4 .63 4 .77 ( 0 .36 ) ( 0 .63 ) ( 0 .99 ) 15 .82
Premier Class:
11/30/25
(e)
15 .04 0 .03 2 .03 2 .06 — — — 17 .10
5/31/25 14 .25 0 .28 1 .04 1 .32 ( 0 .27 ) ( 0 .26 ) ( 0 .53 ) 15 .04
5/31/24 11 .91 0 .22 2 .36 2 .58 ( 0 .24 ) — ( 0 .24 ) 14 .25
5/31/23 12 .83 0 .23 ( 0 .18 ) 0 .05 ( 0 .17 ) ( 0 .80 ) ( 0 .97 ) 11 .91
5/31/22 15 .76 0 .20 ( 1 .42 ) ( 1 .22 ) ( 0 .52 ) ( 1 .19 ) ( 1 .71 ) 12 .83
5/31/21 12 .00 0 .18 4 .55 4 .73 ( 0 .34 ) ( 0 .63 ) ( 0 .97 ) 15 .76
Class R6:
11/30/25
(e)
15 .12 0 .04 2 .04 2 .08 — — — 17 .20
5/31/25 14 .31 0 .31 1 .05 1 .36 ( 0 .29 ) ( 0 .26 ) ( 0 .55 ) 15 .12
5/31/24 11 .97 0 .24 2 .37 2 .61 ( 0 .27 ) — ( 0 .27 ) 14 .31
5/31/23 12 .89 0 .25 ( 0 .18 ) 0 .07 ( 0 .19 ) ( 0 .80 ) ( 0 .99 ) 11 .97
5/31/22 15 .83 0 .22 ( 1 .42 ) ( 1 .20 ) ( 0 .55 ) ( 1 .19 ) ( 1 .74 ) 12 .89
5/31/21 12 .05 0 .20 4 .57 4 .77 ( 0 .36 ) ( 0 .63 ) ( 0 .99 ) 15 .83
Retirement Class:
11/30/25
(e)
14 .94 0 .02 2 .02 2 .04 — — — 16 .98
5/31/25 14 .16 0 .27 1 .02 1 .29 ( 0 .25 ) ( 0 .26 ) ( 0 .51 ) 14 .94
5/31/24 11 .84 0 .21 2 .34 2 .55 ( 0 .23 ) — ( 0 .23 ) 14 .16
5/31/23 12 .76 0 .22 ( 0 .18 ) 0 .04 ( 0 .16 ) ( 0 .80 ) ( 0 .96 ) 11 .84
5/31/22 15 .68 0 .18 ( 1 .40 ) ( 1 .22 ) ( 0 .51 ) ( 1 .19 ) ( 1 .70 ) 12 .76
5/31/21 11 .94 0 .17 4 .53 4 .70 ( 0 .33 ) ( 0 .63 ) ( 0 .96 ) 15 .68
(a)
Based on average shares outstanding.
(b)
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
(c)
Total returns are not annualized.
(d)
The Fund's ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth
Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds.
(e)
Unaudited
(f)
Annualized.

See Notes to Financial Statements
49
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(c)
Net Assets,
End of
Period (000)
Gross
Expenses
(d)
Net
Expenses
(d)
Net
Investment
Income (Loss)
(d)
Portfolio
Turnover
Rate
13 .75% $ 622 0 .47%
(f)
0 .26%
(f)
0 .47%
(f)
13%
9 .44 530 0 .47 0 .27 1 .92 16
21 .89 458 0 .52 0 .33 1 .82 15
1 .00 331 0 .50 0 .31 1 .90 26
( 8 .75 ) 580 0 .49 0 .30 0 .93 27
40 .56 395 0 .49 0 .33 0 .96 43
13 .70 115,948 0 .58
(f)
0 .38
(f)
0 .38
(f)
13
9 .27 126,595 0 .60 0 .40 1 .88 16
21 .90 137,821 0 .60 0 .41 1 .69 15
0 .89 163,684 0 .59 0 .39 1 .97 26
( 8 .86 ) 159,978 0 .56 0 .37 1 .34 27
40 .35 205,713 0 .60 0 .44 1 .25 43
13 .76 3,330,168 0 .43
(f)
0 .23
(f)
0 .51
(f)
13
9 .54 2,970,304 0 .45 0 .25 2 .07 16
21 .99 2,901,702 0 .45 0 .26 1 .87 15
1 .06 2,485,183 0 .44 0 .24 2 .09 26
( 8 .73 ) 2,529,399 0 .41 0 .22 1 .49 27
40 .55 2,626,383 0 .45 0 .29 1 .43 43
13 .65 431,062 0 .68
(f)
0 .48
(f)
0 .26
(f)
13
9 .15 405,136 0 .70 0 .50 1 .85 16
21 .76 465,853 0 .70 0 .51 1 .60 15
0 .79 416,557 0 .69 0 .49 1 .88 26
( 8 .93 ) 439,910 0 .66 0 .47 1 .22 27
40 .27 549,874 0 .70 0 .54 1 .19 43

Financial Highlights
(continued)
See Notes to Financial Statements
50
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss)
(b)
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
13.1
Lifecycle 2055
Class I:
11/30/25
(e)
$ 17.95 $ 0.04 $ 2.44 $ 2.48 $ — $ — $ — $ 20.43
5/31/25 16.99 0.35 1.27 1.62 (0.32) (0.34) (0.66) 17.95
5/31/24 14.17 0.27 2.83 3.10 (0.28) — (0.28) 16.99
5/31/23 15.17 0.25 (0.16) 0.09 (0.22) (0.87) (1.09) 14.17
5/31/22 18.37 0.26 (1.69) (1 .43) (0.62) (1.15) (1.77) 15.17
5/31/21 13.77 0.23 5.30 5.53 (0.40) (0.53) (0.93) 18.37
Premier Class:
11/30/25
(e)
17.86 0.03 2.43 2.46 — — — 20.32
5/31/25 16.92 0.32 1.27 1.59 (0.31) (0.34) (0.65) 17.86
5/31/24 14.11 0.26 2.82 3.08 (0.27) — (0.27) 16.92
5/31/23 15.11 0.27 (0.20) 0.07 (0.20) (0.87) (1.07) 14.11
5/31/22 18.30 0.23 (1.67) (1.44) (0.60) (1.15) (1.75) 15.11
5/31/21 13.72 0.20 5.29 5.49 (0.38) (0.53) (0 .91) 18.30
Class R6:
11/30/25
(e)
17.94 0.04 2.45 2.49 — — — 20.43
5/31/25 17.00 0.36 1.26 1.62 (0.34) (0.34) (0.68) 17.94
5/31/24 14.17 0.29 2.83 3.12 (0.29) — (0.29) 17.00
5/31/23 15.18 0.29 (0.21) 0.08 (0.22) (0.87) (1.09) 14.17
5/31/22 18.38 0.26 (1.68) (1.42) (0.63) (1.15) (1.78) 15.18
5/31/21 13.77 0.23 5.32 5.55 (0.41) (0.53) (0.94) 18.38
Retirement Class:
11/30/25
(e)
17.84 0.02 2.43 2.45 — — — 20.29
5/31/25 16.91 0.31 1.25 1.56 (0.29) (0.34) (0.63) 17.84
5/31/24 14.09 0.24 2.84 3.08 (0.26) — (0.26) 16.91
5/31/23 15.10 0.26 (0.21) 0.05 (0.19) (0.87) (1.06) 14.09
5/31/22 18.29 0.21 (1.67) (1.46) (0.58) (1.15) (1.73) 15.10
5/31/21 13.71 0.19 5.29 5.48 (0.37) (0.53) (0.90) 18.29
(a)
Based on average shares outstanding.
(b)
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
(c)
Total returns are not annualized.
(d)
The Fund's ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF,
International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds.
(e)
Unaudited
(f)
Annualized.

See Notes to Financial Statements
51
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(c)
Net Assets,
End of
Period (000)
Gross
Expenses
(d)
Net
Expenses
(d)
Net
Investment
Income (Loss)
(d)
Portfolio
Turnover
Rate
13 .82% $ 491 0.47%
(f)
0.27%
(f)
0.41%
(f)
14%
9.54 418 0.48 0.28 2.00 19
22.11 542 0.54 0.34 1.74 16
1.11 334 0.51 0.31 1.79 25
(8.78) 155 0.45 0.26 1.49 26
41.04 162 0.50 0.33 1.40 41
13.77 66,629 0.58
(f)
0.38
(f)
0.33
(f)
14
9.41 71,942 0.60 0 .40 1.83 19
22.02 71,798 0.61 0.41 1.69 16
0.99 81,671 0.59 0.39 1.93 25
(8.86) 76,685 0.57 0.37 1.33 26
40.88 93,442 0.60 0.44 1.24 41
13.88 1,809,682 0.43
(f)
0.23
(f)
0.46
(f)
14
9.53 1,581,178 0.45 0.25 2.03 19
22.26 1,472,020 0.46 0.26 1.84 16
1.08 1,189,521 0.44 0.24 2.05 25
(8.73) 1,127,411 0.42 0.22 1.47 26
41.14 1,092,033 0.47 0.29 1.41 41
13.73 215,460 0.68
(f)
0.48
(f)
0.21
(f)
14
9.25 201,187 0.70 0.50 1.80 19
22.02 221,889 0.71 0.51 1.56 16
0.82 194,120 0.69 0.49 1.85 25
(8.97) 195,461 0.67 0.47 1.21 26
40.80 237,666 0.71 0.54 1.18 41

Financial Highlights
(continued)
See Notes to Financial Statements
52
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss)
(b)
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
13.2
Lifecycle 2060
Class I:
11/30/25
(e)
$ 15.62 $ 0.03 $ 2.15 $ 2.18 $ — $ — $ — $ 17.80
5/31/25 14.71 0.31 1.09 1.40 (0.26) (0.23) (0.49) 15.62
5/31/24 12.21 0.23 2.49 2.72 (0.22) (0.00)
(g)
(0.22) 14.71
5/31/23 12.95 0.22 (0.15) 0.07 (0.18) (0.63) (0.81) 12.21
5/31/22 15.35 0.22 (1.44) (1.22) (0.52) (0.66) (1.18) 12.95
5/31/21 11.35 0.17 4.46 4.63 (0.32) (0.31) (0.63) 15.35
Premier Class:
11/30/25
(e)
15.57 0.02 2.15 2.17 — — — 17.74
5/31/25 14.68 0.27 1.10 1.37 (0.25) (0.23) (0.48) 15.57
5/31/24 12.19 0.23 2.47 2.70 (0.21) (0.00)
(g)
(0.21) 14.68
5/31/23 12.92 0.23 (0.16) 0.07 (0.17) (0.63) (0.80) 12.19
5/31/22 15.33 0.20 (1.44) (1.24) (0.51) (0.66) (1.17) 12.92
5/31/21 11.33 0.17 4.44 4.61 (0.30) (0.31) (0.61) 15.33
Class R6:
11/30/25
(e)
15.63 0.03 2.15 2.18 — — — 17.81
5/31/25 14.73 0.30 1 .11 1.41 (0.28) (0.23) (0.51) 15.63
5/31/24 12.23 0.24 2.49 2.73 (0.23) (0.00)
(g)
(0.23) 14.73
5/31/23 12.96 0.24 (0.15) 0.09 (0.19) (0.63) (0.82) 12.23
5/31/22 15.36 0.22 (1.43) (1.21) (0.53) (0.66) (1.19) 12.96
5/31/21 11.35 0.19 4.45 4.64 (0.32) (0.31) (0.63) 15.36
Retirement Class:
11/30/25
(e)
15.54 0.01 2.15 2.16 — — — 17.70
5/31/25 14.65 0.26 1.10 1.36 (0.24) (0.23) (0.47) 15.54
5/31/24 12.17 0.20 2.48 2.68 (0.20) (0.00)
(g)
(0.20) 14.65
5/31/23 12.90 0.21 (0.15) 0.06 (0.16) (0.63) (0.79) 12.17
5/31/22 15.30 0.18 (1.43) (1.25) (0.49) (0.66) (1.15) 12.90
5/31/21 11.31 0.16 4.43 4.59 (0.29) (0.31) (0.60) 15.30
(a)
Based on average shares outstanding.
(b)
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
(c)
Total returns are not annualized.
(d)
The Fund's ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF,
International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds.
(e)
Unaudited
(f)
Annualized.
(g)
Value rounded to zero.

See Notes to Financial Statements
53
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(c)
Net Assets,
End of
Period (000)
Gross
Expenses
(d)
Net
Expenses
(d)
Net
Investment
Income (Loss)
(d)
Portfolio
Turnover
Rate
13 .96% $ 427 0.47%
(f)
0.25%
(f)
0.38%
(f)
13%
9.54 353 0.52 0.30 2.00 17
22.46 530 0.56 0.35 1.75 15
1.02 397 0.55 0.31 1.85 24
(8.77) 208 0.51 0.28 1.48 26
41.50 241 0.54 0.34 1.25 40
13.94 27,861 0.59
(f)
0.38
(f)
0.28
(f)
13
9.40 29,013 0.62 0 .40 1.79 17
22.33 26,358 0.63 0.41 1.70 15
1 .01 23,600 0.62 0.39 1.90 24
(8.92) 19,013 0.60 0.37 1.39 26
41.44 18,792 0.64 0.44 1.25 40
13.95 882,930 0.44
(f)
0.23
(f)
0.40
(f)
13
9.59 730,799 0.47 0.25 1.99 17
22.51 620,377 0.48 0.26 1.80 15
1.16 436,209 0.47 0.24 2.00 24
(8.71) 364,640 0.45 0.22 1.48 26
41.61 313,864 0.49 0.29 1.39 40
13.90 99,981 0.69
(f)
0.48
(f)
0.16
(f)
13
9.31 90,958 0.72 0.50 1.73 17
22.17 87,446 0.73 0.51 1.51 15
0.90 67,883 0.72 0.49 1.78 24
(8.97) 60,036 0.70 0.47 1.22 26
41.31 63,880 0.74 0.54 1.16 40

Financial Highlights
(continued)
See Notes to Financial Statements
54
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
e
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss)
(b)
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
13.3
Lifecycle 2065
Class I:
11/30/25
(e)
$ 13.20 $ 0.02 $ 1.83 $ 1.85 $ — $ — $ — $ 15.05
5/31/25 12.49 0.20 1.00 1.20 (0.31) (0.18) (0.49) 13.20
5/31/24 10.34 0.20 2.14 2.34 (0.18) (0.01) (0.19) 12.49
5/31/23 10.55 0.20 (0.11) 0.09 (0.15) (0.15) (0.30) 10.34
5/31/22 12.44 0.19 (1.21) (1.02) (0.55) (0.32) (0.87) 10.55
5/31/21
(g)
10.00 0.13 2.60 2.73 (0.26) (0.03) (0.29) 12.44
Premier Class:
11/30/25
(e)
13.35 0.02 1.85 1.87 — — — 15.22
5/31/25 12.55 0.22 0.95 1.17 (0.19) (0.18) (0.37) 13.35
5/31/24 10.39 0.19 2.15 2.34 (0.17) (0.01) (0.18) 12.55
5/31/23 10.59 0.18 (0.10) 0.08 (0.13) (0.15) (0.28) 10.39
5/31/22 12.43 0.13 (1.13) (1.00) (0.52) (0.32) (0.84) 10.59
5/31/21
(g)
10.00 0.12 2.60 2.72 (0 .26) (0.03) (0.29) 12.43
Class R6:
11/30/25
(e)
13.56 0.03 1.88 1.91 — — — 15.47
5/31/25 12.74 0.25 0.96 1.21 (0.21) (0.18) (0.39) 13.56
5/31/24 10.53 0.20 2.20 2.40 (0.18) (0.01) (0.19) 12.74
5/31/23 10.74 0.19 (0.09) 0.10 (0.16) (0.15) (0.31) 10.53
5/31/22 12.45 0.17 (1.15) (0.98) (0.41) (0.32) (0.73) 10.74
5/31/21
(g)
10.00 0.14 2.60 2.74 (0.26) (0.03) (0.29) 12.45
Retirement Class:
11/30/25
(e)
13.54 0.01 1.88 1 .89 — — — 15.43
5/31/25 12.72 0.23 0.95 1.18 (0.18) (0.18) (0.36) 13.54
5/31/24 10.53 0.18 2.18 2.36 (0.16) (0.01) (0.17) 12.72
5/31/23 10.73 0.17 (0.09) 0.08 (0.13) (0.15) (0.28) 10.53
5/31/22 12.42 0.10 (1.07) (0.97) (0.40) (0.32) (0.72) 10.73
5/31/21
(g)
10.00 0.12 2.58 2.70 (0.25) (0.03) (0.28) 12.42
(a)
Based on average shares outstanding.
(b)
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
(c)
Total returns are not annualized.
(d)
The Fund's ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF,
International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds.
(e)
Unaudited
(f)
Annualized.
(g)
The Fund commenced operations on September 30, 2020.

See Notes to Financial Statements
55
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(c)
Net Assets,
End of
Period (000)
Gross
Expenses
(d)
Net
Expenses
(d)
Net
Investment
Income (Loss)
(d)
Portfolio
Turnover
Rate
14.02% $ 166 0.60%
(f)
0.31%
(f)
0.27%
(f)
22%
9.63 146 0.64 0.26 1.57 29
22.77 687 0.76 0.26 1.79 34
1.05 541 0.96 0.24 2.04 55
(8.96) 527 1.81 0.23 1.55 109
27.62 622 5.07
(f)
0.41
(f)
1.70
(f)
49
14.01 7,493 0.66
(f)
0.37
(f)
0.23
(f)
22
9.41 6,145 0.78 0.39 1.70 29
22.58 4,320 0.90 0.40 1.68 34
0.94 2,922 1.10 0.38 1.84 55
(8.78) 1,784 1.96 0.36 1.11 109
27.51 726 5.20
(f)
0.41
(f)
1.60
(f)
49
14.09 157,604 0.51
(f)
0.22
(f)
0.35
(f)
22
9.56 114,266 0.63 0.24 1.89 29
22.85 71,437 0.75 0.25 1 .75 34
1.07 31,199 0.95 0.23 1.85 55
(8.52) 17,581 1.80 0.21 1.44 109
27.76 4,818 4.73
(f)
0.26
(f)
1.81
(f)
49
13.96 23,613 0.76
(f)
0.47
(f)
0.11
(f)
22
9.35 19,341 0.88 0.49 1.71 29
22.46 14,493 1.00 0.50 1.51 34
0.88 7,460 1.20 0.48 1.71 55
(8.46) 3,862 2.06 0.46 0.91 109
27.38 802 5 .33
(f)
0.51
(f)
1.54
(f)
49

Financial Highlights
(continued)
See Notes to Financial Statements
56
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
e
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss)
(b)
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
13.4
Lifecycle 2070
Class I:
11/30/25
(e)(f)
$ 10.00 $ (0.00)
(g)
$ 0.23 $ 0.23 $ — $ — $ — $ 10.23
Premier Class:
11/30/25
(e)(f)
10.00 (0.00)
(g)
0.23 0.23 — — — 10.23
Class R6:
11/30/25
(e)(f)
10.00 (0.00)
(g)
0.23 0.23 — — — 10.23
Retirement Class:
11/30/25
(e)(f)
10.00 (0.00)
(g)
0.23 0.23 — — — 10.23
(a)
Based on average shares outstanding.
(b)
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
(c)
Total returns are not annualized.
(d)
The Fund's ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF,
International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds.
(e)
Unaudited
(f)
The Fund commenced operations on September 30, 2025.
(g)
Value rounded to zero.
(h)
Annualized.

See Notes to Financial Statements
57
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(c)
Net Assets,
End of
Period (000)
Gross
Expenses
(d)
Net
Expenses
(d)
Net
Investment
Income (Loss)
(d)
Portfolio
Turnover
Rate
2.30% $ 511 6.65%
(h)
0.35%
(h)
(0.19) %
(h)
2%
2.30 511 6.76
(h)
0.35
(h)
(0.19)
(h)
2
2.30 3,580 6.22
(h)
0.20
(h)
(0.04)
(h)
2
2.30 511 6.86
(h)
0.45
(h)
(0.29)
(h)
2

58
Notes to Financial Statements
(Unaudited)
1. General Information
Trust and Fund Information: TIAA-CREF Funds (the “Trust”) is an open-end management investment company registered under the
Investment Company Act of 1940 (“1940 Act”), as amended. The Trust is comprised of the following (collectively the “Funds” or individually, the “Fund”), among others:
Current Fiscal Period: The end of the reporting period for the Funds is November 30, 2025, and the period covered by these Notes to
Financial Statements is the six months ended November 30, 2025 while the period for Lifecycle 2070 is the period September 30,
2025 (commencement of operations) through November 30, 2025 (the "current fiscal period”).
Investment Adviser: Teachers Advisors, LLC (the “Adviser”), a wholly owned indirect subsidiary of Teachers Insurance and Annuity
Association of America (“TIAA”), is registered with the Securities and Exchange Commission (“SEC”) as an investment adviser and provides investment management services for the Funds.
Share Classes and Sales Charges: Each Fund is a “fund of funds” that diversifies its assets by investing in Class W, Class I or Class
R6 shares of other Nuveen mutual funds and potentially other investment pools or investment products including other funds or exchange-traded funds ("ETFs") advised by the Adviser or its affiliates. The Funds offer Class A (Lifecycle Retirement Income only),
Class I, Premier Class, Class R6 and Retirement Class shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class. The Funds offer their shares through their principal underwriter, Nuveen Securities,
LLC (“Nuveen Securities”), which is a wholly owned indirect subsidiary of TIAA.
Class A Shares are generally sold with an up-front sales charge. Class A Shares purchases of $1 million or more are sold with respect to the Retirement Income Fund at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge ("CDSC") of 1% if redeemed within eighteen months of purchase. Class I, Premier Class, Class R6 and Retirement Class shares are sold without an up-front sales charge.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United
States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services — Investment
Companies. The NAV for financial reporting purposes may differ from the NAV for processing security and common share transactions.
The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation: The Funds pay the members of the Board of Trustees ("Board") all of whom are independent, certain remuneration for their services, plus travel and other expenses. The Board has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statement of Assets and Liabilities. Trustees’ fees, including any deferred compensation incurred, are reflected in the Statement of Operations.
Fund Name Short Name
Nuveen Lifecycle Retirement Income Fund Lifecycle Retirement Income
Nuveen Lifecycle 2010 Fund Lifecycle 2010
Nuveen Lifecycle 2015 Fund Lifecycle 2015
Nuveen Lifecycle 2020 Fund Lifecycle 2020
Nuveen Lifecycle 2025 Fund Lifecycle 2025
Nuveen Lifecycle 2030 Fund Lifecycle 2030
Nuveen Lifecycle 2035 Fund Lifecycle 2035
Nuveen Lifecycle 2040 Fund Lifecycle 2040
Nuveen Lifecycle 2045 Fund Lifecycle 2045
Nuveen Lifecycle 2050 Fund Lifecycle 2050
Nuveen Lifecycle 2055 Fund Lifecycle 2055
Nuveen Lifecycle 2060 Fund Lifecycle 2060
Nuveen Lifecycle 2065 Fund Lifecycle 2065
Nuveen Lifecycle 2070 Fund Lifecycle 2070

59
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications:  Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes.
Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.
Multiclass Operations and Allocations: Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a
Fund. Expenses that cannot be directly attributed are allocated to each Fund in the Trust based upon the average net assets of each
Fund.
Netting Agreements: In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds' custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds' Portfolio of Investments or Statement of Assets and Liabilities.
The Funds' investments subject to netting agreements as of the end of the current fiscal period, if any, are further described later in these Notes to Financial Statements.
Segment Reporting : Each Fund represents a single operating segment. The officers of the Funds act as the chief operating decision maker (“CODM”). The CODM monitors the operating results of each Fund as a whole and is responsible for each Fund's long-term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information in the form of the Fund's portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements.
Segment assets are reflected on the Statement of Assets and Liabilities as “total assets” and significant segment revenues and expenses are listed on the Statement of Operations.
New Accounting Pronouncement: In December 2023, the FASB issued Accounting Standard Update ("ASU") No. 2023-09, Income
Taxes (Topic 740) Improvements to Income tax disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU
2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 are effective for annual periods beginning after
December 15, 2024. Management is currently evaluating the implications of these changes on the financial statements.
3. Investment Valuation and Fair Value Measurements
The Funds' investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the
Adviser, subject to the oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Notes to Financial Statements
(continued)
60
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds' major classifications of assets and liabilities measured at fair value follows:
Exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
Investments in unregistered limited partnerships are measured at fair value as of the valuation date using the NAV per share practical expedient and are not classified within the fair value hierarchy.
The following table summarizes the market value of the Funds’ investments as of the end of the current fiscal period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3
Fair value
using practical
expedient
a
Total
Lifecycle Retirement Income
Affiliated investment companies $ 390,087,088 $ — $ — 17,379,466 $ 407,466,554
Short-term investments — 360,000 — — 360,000
Total $ 390,087,088 $ 360,000 $ — $ 17,379,466 $ 407,826,554
Lifecycle 2010
Affiliated investment companies $ 678,417,047 $ — $ — 13,826,836 $ 692,243,883
Short-term investments — 600,000 — — 600,000
Total $ 678,417,047 $ 600,000 $ — $ 13,826,836 $ 692,843,883
Lifecycle 2015
Affiliated investment companies $ 934,770,510 $ — $ — 40,369,914 $ 975,140,424
Short-term investments — 840,000 — — 840,000
Total $ 934,770,510 $ 840,000 $ — $ 40,369,914 $ 975,980,424
Lifecycle 2020
Affiliated investment companies $ 2,002,892,757 $ — $ — 89,240,999 $ 2,092,133,756
Short-term investments — 3,450,000 — — 3,450,000
Total $ 2,002,892,757 $ 3,450,000 $ — $ 89,240,999 $ 2,095,583,756
Lifecycle 2025
Affiliated investment companies $ 3,243,413,034 $ — $ — 144,488,196 $ 3,387,901,230
Short-term investments — 4,860,000 — — 4,860,000
Total $ 3,243,413,034 $ 4,860,000 $ — $ 144,488,196 $ 3,392,761,230
Lifecycle 2030
Affiliated investment companies $ 4,377,882,108 $ — $ — 193,983,102 $ 4,571,865,210
Short-term investments — 6,040,000 — — 6,040,000
Total $ 4,377,882,108 $ 6,040,000 $ — $ 193,983,102 $ 4,577,905,210
Lifecycle 2035
Affiliated investment companies $ 4,923,230,682 $ — $ — 217,987,401 $ 5,141,218,083
Short-term investments — 7,810,000 — — 7,810,000
Total $ 4,923,230,682 $ 7,810,000 $ — $ 217,987,401 $ 5,149,028,083
Lifecycle 2040
Affiliated investment companies $ 6,075,697,523 $ — $ — 268,188,710 $ 6,343,886,233
Short-term investments — 8,040,000 — — 8,040,000
Total $ 6,075,697,523 $ 8,040,000 $ — $ 268,188,710 $ 6,351,926,233
Lifecycle 2045
Affiliated investment companies $ 4,555,392,524 $ — $ — 200,380,003 $ 4,755,772,527
Short-term investments — 6,990,000 — — 6,990,000
Total $ 4,555,392,524 $ 6,990,000 $ — $ 200,380,003 $ 4,762,762,527
Lifecycle 2050
Affiliated investment companies $ 3,710,513,541 $ — $ — 162,898,937 $ 3,873,412,478
Short-term investments — 5,610,000 — — 5,610,000
Total $ 3,710,513,541 $ 5,610,000 $ — $ 162,898,937 $ 3,879,022,478

61
4. Portfolio Securities
Repurchase Agreements: In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the current fiscal period, and the collateral delivered related to those repurchase agreements.
Real Property Fund ("RPF"): The Funds invest in the RPF, which is an affiliated real estate limited partnership. The RPF is an unregistered open-end fund that intends to invest in direct real estate holdings and may invest a portion of its assets in REIT securities, mortgage related securitization and money market instruments in accordance with exemptive relief received from the SEC.
The Funds are not liable for the debts of the RPF beyond the amounts the Funds have contributed. The Funds can redeem from RPF daily subject to certain approvals. Investments in the RPF are illiquid and the Funds may be unable to dispose of such investments at opportune times. As such, this investment has been designated as restricted and the value is reflected in the Portfolio of
Investments.
As a restricted security, RPF may not be sold except in exempt transactions or in a public offering registered under the Securities
Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicaly traded.
Purchases and Sales:  Long-term purchases and sales during the current fiscal period were as follows:
Fund Level 1 Level 2 Level 3
Fair value
using practical
expedient
a
Total
Lifecycle 2055
Affiliated investment companies $ 2,001,673,111 $ — $ — 87,773,483 $ 2,089,446,594
Short-term investments — 3,840,000 — — 3,840,000
Total $ 2,001,673,111 $ 3,840,000 $ — $ 87,773,483 $ 2,093,286,594
Lifecycle 2060
Affiliated investment companies $ 967,213,752 $ — $ — 42,286,833 $ 1,009,500,585
Short-term investments — 2,210,000 — — 2,210,000
Total $ 967,213,752 $ 2,210,000 $ — $ 42,286,833 $ 1,011,710,585
Lifecycle 2065
Affiliated investment companies $ 180,619,110 $ — $ — 7,820,524 $ 188,439,634
Short-term investments — 630,000 — — 630,000
Total $ 180,619,110 $ 630,000 $ — $ 7,820,524 $ 189,069,634
Lifecycle 2070
Affiliated investment companies $ 4,840,737 $ — $ — 215,429 $ 5,056,166
Total $ 4,840,737 $ — $ — $ 215,429 $ 5,056,166
a In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of
Assets and Liabilities.
Fund Counterparty
Short-term Investments,
at Value
Collateral Pledged
(From) Counterparty
Lifecycle Retirement Income Fixed Income Clearing Corporation $ 360,000 $ (367,259)
Lifecycle 2010 Fixed Income Clearing Corporation 600,000 (612,165)
Lifecycle 2015 Fixed Income Clearing Corporation 840,000 (856,913)
Lifecycle 2020 Fixed Income Clearing Corporation 3,450,000 (3,519,093)
Lifecycle 2025 Fixed Income Clearing Corporation 4,860,000 (4,957,389)
Lifecycle 2030 Fixed Income Clearing Corporation 6,040,000 (6,160,864)
Lifecycle 2035 Fixed Income Clearing Corporation 7,810,000 (7,966,244)
Lifecycle 2040 Fixed Income Clearing Corporation 8,040,000 (8,200,914)
Lifecycle 2045 Fixed Income Clearing Corporation 6,990,000 (7,129,854)
Lifecycle 2050 Fixed Income Clearing Corporation 5,610,000 (5,722,243)
Lifecycle 2055 Fixed Income Clearing Corporation 3,840,000 (3,916,964)
Lifecycle 2060 Fixed Income Clearing Corporation 2,210,000 (2,254,314)
Lifecycle 2065 Fixed Income Clearing Corporation 630,000 (642,685)

Notes to Financial Statements
(continued)
62
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of Operations, respectively.
Market and Counterparty Credit Risk: In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund's exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and
Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties.
Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Fund
Non-U.S. Government
Purchases
Non-U.S. Government
Sales
12.1
Lifecycle Retirement Income $ 75,602,319 $ 86,696,975
12.2
Lifecycle 2010 128,134,825 166,306,741
12.3
Lifecycle 2015 179,213,955 248,418,906
12.4
Lifecycle 2020 381,358,600 535,961,254
12.5
Lifecycle 2025 631,545,128 864,644,610
12.6
Lifecycle 2030 759,489,885 934,573,100
12.7
Lifecycle 2035 763,649,471 933,610,676
12.8
Lifecycle 2040 803,318,013 1,060,264,226
12.9
Lifecycle 2045 590,020,075 740,653,564
13.01
Lifecycle 2050 478,826,438 567,123,927
13.1
Lifecycle 2055 279,401,054 291,042,716
13.2
Lifecycle 2060 167,163,362 125,347,526
13.3
Lifecycle 2065 63,810,947 35,186,407
13.4
Lifecycle 2070 5,045,791 104,679
Six Months Ended
11/30/25
Year Ended
5/31/25
12.1
Lifecycle Retirement Income Shares Value Shares Value
Subscriptions:
Class A 199,090 $ 2,369,524 311,386 $ 3,550,796
Class I 2,272 27,453 – –
Premier Class 22,282 267,262 118,822 1,357,688
Class R6 1,170,908 14,002,664 1,865,588 21,220,360
Retirement Class 209,769 2,470,845 797,495 9,022,643
Total subscriptions 1,604,321 19,137,748 3,093,291 35,151,487
Reinvestments of distributions:
Class A 221,860 2,596,162 348,227 3,958,189
Class I 353 4,145 627 7,135
Premier Class 13,910 162,814 25,875 294,232
Class R6 268,890 3,150,569 457,983 5,210,150
Retirement Class 221,420 2,588,119 355,881 4,039,158
Total reinvestments of distributions 726,433 8,501,809 1,188,593 13,508,864
Redemptions:
Class A (433,153) (5,134,334) (1,177,599) (13,387,343)
Class I (174) (2,017) (14,967) (171,274)
Premier Class (169,996) (2,021,003) (377,393) (4,318,536)
Class R6 (1,540,071) (18,277,464) (4,065,192) (46,211,655)
Retirement Class (771,252) (9,131,616) (2,243,007) (25,443,145)
Total redemptions (2,914,646) (34,566,434) (7,878,158) (89,531,953)
Net increase (decrease) from shareholder transactions (583,892) $ (6,926,877) (3,596,274) $ (40,871,602)

63
Six Months Ended
11/30/25
Year Ended
5/31/25
12.2
Lifecycle 2010 Shares Value Shares Value
Subscriptions:
Class I 1 $ 11 – $ –
Premier Class 54,080 576,866 868,478 9,119,759
Class R6 1,341,857 14,303,697 4,083,812 42,681,705
Retirement Class 246,234 3,398,422 962,197 12,470,326
Total subscriptions 1,642,172 18,278,996 5,914,487 64,271,790
Reinvestments of distributions:
Class I – – 353 3,575
Premier Class – – 160,975 1,621,021
Class R6 – – 2,887,253 29,103,507
Retirement Class – – 700,180 9,067,334
Total reinvestments of distributions – – 3,748,761 39,795,437
Redemptions:
Class I (1) (11) (7,034) (74,774)
Premier Class (491,375) (5,220,979) (1,756,554) (18,255,634)
Class R6 (3,858,165) (41,200,974) (13,282,630) (135,837,303)
Retirement Class (1,436,044) (19,783,298) (6,049,185) (79,220,239)
Total redemptions (5,785,585) (66,205,262) (21,095,403) (233,387,950)
Net increase (decrease) from shareholder transactions (4,143,413) $ (47,926,266) (11,432,155) $ (129,320,723)
Six Months Ended
11/30/25
Year Ended
5/31/25
12.3
Lifecycle 2015 Shares Value Shares Value
Subscriptions:
Class I 1 $ 10 – $ –
Premier Class 41,466 402,384 1,144,467 10,857,584
Class R6 1,035,899 10,144,156 4,078,341 38,187,664
Retirement Class 947,361 12,698,020 1,520,308 19,141,306
Total subscriptions 2,024,727 23,244,570 6,743,116 68,186,554
Reinvestments of distributions:
Class I – – 1,225 11,250
Premier Class – – 189,129 1,732,421
Class R6 – – 3,348,761 30,775,110
Retirement Class – – 716,113 8,951,414
Total reinvestments of distributions – – 4,255,228 41,470,195
Redemptions:
Class I (4,219) (41,803) (10,644) (101,114)
Premier Class (712,902) (6,929,520) (1,792,289) (16,700,990)
Class R6 (7,437,800) (72,326,540) (20,824,544) (192,551,456)
Retirement Class (1,946,448) (25,921,321) (8,866,118) (111,142,499)
Total redemptions (10,101,369) (105,219,184) (31,493,595) (320,496,059)
Net increase (decrease) from shareholder transactions (8,076,642) $ (81,974,614) (20,495,251) $ (210,839,310)
Six Months Ended
11/30/25
Year Ended
5/31/25
12.4
Lifecycle 2020 Shares Value Shares Value
Subscriptions:
Class I 356 $ 3,696 80,365 $ 781,146
Premier Class 157,076 1,563,913 1,729,246 17,096,584
Class R6 2,056,287 21,076,540 7,391,377 71,835,625
Retirement Class 983,573 14,235,512 1,201,634 16,220,902
Total subscriptions 3,197,292 36,879,661 10,402,622 105,934,257
Reinvestments of distributions:
Class I – – 1,972 18,848
Premier Class – – 418,465 3,996,339
Class R6 – – 8,384,778 80,242,330
Retirement Class – – 1,264,120 17,027,690
Total reinvestments of distributions – – 10,069,335 101,285,207
Redemptions:
Class I (3,036) (30,485) (101,495) (981,361)
Premier Class (1,594,357) (16,205,686) (3,632,966) (35,311,497)
Class R6 (14,573,723) (147,990,937) (47,551,522) (458,083,344)
Retirement Class (3,925,647) (56,170,767) (14,300,892) (193,258,057)
Total redemptions (20,096,763) (220,397,875) (65,586,875) (687,634,259)
Net increase (decrease) from shareholder transactions (16,899,471) $ (183,518,214) (45,114,918) $ (480,414,795)

Notes to Financial Statements
(continued)
64
Six Months Ended
11/30/25
Year Ended
5/31/25
12.5
Lifecycle 2025 Shares Value Shares Value
Subscriptions:
Class I 4,379 $ 47,147 5,061 $ 51,436
Premier Class 323,206 3,473,183 2,825,185 29,321,643
Class R6 4,424,419 47,969,662 14,371,593 146,953,109
Retirement Class 1,690,291 26,109,598 2,150,740 30,973,929
Total subscriptions 6,442,295 77,599,590 19,352,579 207,300,117
Reinvestments of distributions:
Class I – – 3,300 33,235
Premier Class – – 722,970 7,244,158
Class R6 – – 13,897,488 139,947,702
Retirement Class – – 1,629,833 23,485,890
Total reinvestments of distributions – – 16,253,591 170,710,985
Redemptions:
Class I (6,446) (68,971) (22,265) (228,840)
Premier Class (2,557,915) (27,336,274) (6,549,139) (66,636,407)
Class R6 (23,327,212) (249,240,421) (66,180,199) (669,557,704)
Retirement Class (4,688,624) (71,925,248) (20,317,544) (293,017,233)
Total redemptions (30,580,197) (348,570,914) (93,069,147) (1,029,440,184)
Net increase (decrease) from shareholder transactions (24,137,902) $ (270,971,324) (57,462,977) $ (651,429,082)
Six Months Ended
11/30/25
Year Ended
5/31/25
12.6
Lifecycle 2030 Shares Value Shares Value
Subscriptions:
Class I 5,209 $ 58,279 11,062 $ 116,013
Premier Class 577,803 6,458,076 3,065,099 32,746,016
Class R6 7,354,700 82,728,975 18,342,102 193,396,344
Retirement Class 1,343,687 22,302,023 2,514,662 38,629,180
Total subscriptions 9,281,399 111,547,353 23,932,925 264,887,553
Reinvestments of distributions:
Class I – – 3,723 38,938
Premier Class – – 830,930 8,641,674
Class R6 – – 16,032,827 167,703,368
Retirement Class – – 1,633,207 25,184,057
Total reinvestments of distributions – – 18,500,687 201,568,037
Redemptions:
Class I (3,334) (38,165) (18,577) (195,989)
Premier Class (3,126,444) (34,854,162) (5,989,961) (63,118,887)
Class R6 (19,920,438) (221,784,032) (63,627,765) (665,202,863)
Retirement Class (4,427,504) (72,939,462) (18,195,552) (280,280,350)
Total redemptions (27,477,720) (329,615,821) (87,831,855) (1,008,798,089)
Net increase (decrease) from shareholder transactions (18,196,321) $ (218,068,468) (45,398,243) $ (542,342,499)
Six Months Ended
11/30/25
Year Ended
5/31/25
12.7
Lifecycle 2035 Shares Value Shares Value
Subscriptions:
Class I 6,469 $ 76,384 17,265 $ 187,549
Premier Class 591,705 6,977,189 2,541,611 28,254,177
Class R6 7,341,924 86,197,055 21,563,503 237,682,922
Retirement Class 1,333,225 23,990,518 2,352,258 38,847,938
Total subscriptions 9,273,323 117,241,146 26,474,637 304,972,586
Reinvestments of distributions:
Class I – – 3,593 39,306
Premier Class – – 780,933 8,527,791
Class R6 – – 15,742,619 172,381,675
Retirement Class – – 1,329,005 22,167,807
Total reinvestments of distributions – – 17,856,150 203,116,579
Redemptions:
Class I (6,068) (73,309) (27,739) (300,273)
Premier Class (3,195,314) (37,590,777) (5,596,196) (61,724,127)
Class R6 (19,215,362) (224,290,509) (60,998,041) (664,461,351)
Retirement Class (3,688,436) (65,973,983) (15,803,664) (261,984,341)
Total redemptions (26,105,180) (327,928,578) (82,425,640) (988,470,092)
Net increase (decrease) from shareholder transactions (16,831,857) $ (210,687,432) (38,094,853) $ (480,380,927)

65
Six Months Ended
11/30/25
Year Ended
5/31/25
12.8
Lifecycle 2040 Shares Value Shares Value
Subscriptions:
Class I 3,023 $ 36,921 9,275 $ 104,427
Premier Class 552,488 6,721,039 2,288,560 26,006,427
Class R6 6,723,361 82,088,938 20,787,395 235,509,976
Retirement Class 845,894 16,398,147 1,780,883 31,415,060
Total subscriptions 8,124,766 105,245,045 24,866,113 293,035,890
Reinvestments of distributions:
Class I – – 2,003 22,636
Premier Class – – 813,904 9,172,701
Class R6 – – 17,947,075 202,981,414
Retirement Class – – 1,311,895 23,535,405
Total reinvestments of distributions – – 20,074,877 235,712,156
Redemptions:
Class I (2,951) (36,293) (37,488) (412,368)
Premier Class (4,666,447) (56,701,765) (6,136,127) (69,946,172)
Class R6 (22,788,954) (274,490,915) (62,739,358) (700,573,784)
Retirement Class (3,308,085) (64,224,108) (15,816,093) (280,472,068)
Total redemptions (30,766,437) (395,453,081) (84,729,066) (1,051,404,392)
Net increase (decrease) from shareholder transactions (22,641,671) $ (290,208,036) (39,788,076) $ (522,656,346)
Six Months Ended
11/30/25
Year Ended
5/31/25
12.9
Lifecycle 2045 Shares Value Shares Value
Subscriptions:
Class I 3,080 $ 49,040 7,710 $ 110,364
Premier Class 435,930 6,819,314 1,580,159 22,813,700
Class R6 6,226,542 97,738,214 16,452,815 237,049,503
Retirement Class 886,233 13,830,572 2,161,263 30,757,616
Total subscriptions 7,551,785 118,437,140 20,201,947 290,731,183
Reinvestments of distributions:
Class I – – 1,992 28,881
Premier Class – – 439,621 6,339,340
Class R6 – – 9,519,245 138,029,050
Retirement Class – – 1,471,843 21,120,945
Total reinvestments of distributions – – 11,432,701 165,518,216
Redemptions:
Class I (1,817) (29,507) (26,020) (371,613)
Premier Class (2,902,180) (45,254,185) (3,625,356) (52,513,904)
Class R6 (12,500,079) (193,481,084) (36,594,169) (522,648,420)
Retirement Class (3,075,877) (47,602,867) (13,303,707) (189,501,799)
Total redemptions (18,479,953) (286,367,643) (53,549,252) (765,035,736)
Net increase (decrease) from shareholder transactions (10,928,168) $ (167,930,503) (21,914,604) $ (308,786,337)
Six Months Ended
11/30/25
Year Ended
5/31/25
13.01
Lifecycle 2050 Shares Value Shares Value
Subscriptions:
Class I 2,954 $ 48,628 17,307 $ 256,972
Premier Class 344,875 5,581,028 1,194,003 17,811,192
Class R6 5,780,392 94,132,222 14,459,532 214,653,153
Retirement Class 620,908 10,033,402 1,870,058 27,410,397
Total subscriptions 6,749,129 109,795,280 17,540,900 260,131,714
Reinvestments of distributions:
Class I – – 1,007 15,129
Premier Class – – 292,503 4,372,922
Class R6 – – 7,177,332 107,803,532
Retirement Class – – 988,899 14,695,039
Total reinvestments of distributions – – 8,459,741 126,886,622
Redemptions:
Class I (1,846) (29,675) (15,237) (225,540)
Premier Class (1,979,829) (31,898,365) (2,745,397) (41,232,835)
Class R6 (8,617,058) (138,207,525) (27,845,409) (410,062,487)
Retirement Class (2,342,558) (37,417,757) (8,658,012) (127,372,002)
Total redemptions (12,941,291) (207,553,322) (39,264,055) (578,892,864)
Net increase (decrease) from shareholder transactions (6,192,162) $ (97,758,042) (13,263,414) $ (191,874,528)

Notes to Financial Statements
(continued)
66
Six Months Ended
11/30/25
Year Ended
5/31/25
13.1
Lifecycle 2055 Shares Value Shares Value
Subscriptions:
Class I 3,498 $ 68,149 7,456 $ 131,013
Premier Class 294,009 5,629,796 814,240 14,404,501
Class R6 4,317,491 83,331,512 10,201,404 179,433,691
Retirement Class 474,661 9,105,085 1,222,434 21,405,468
Total subscriptions 5,089,659 98,134,542 12,245,534 215,374,673
Reinvestments of distributions:
Class I – – 892 15,901
Premier Class – – 139,142 2,469,773
Class R6 – – 3,256,970 58,071,779
Retirement Class – – 417,100 7,399,350
Total reinvestments of distributions – – 3,814,104 67,956,803
Redemptions:
Class I (2,787) (52,807) (16,925) (299,171)
Premier Class (1,043,728) (19,987,131) (1,166,804) (20,877,747)
Class R6 (3,870,398) (73,544,933) (11,903,855) (207,938,000)
Retirement Class (1,132,897) (21,385,359) (3,484,380) (61,129,786)
Total redemptions (6,049,810) (114,970,230) (16,571,964) (290,244,704)
Net increase (decrease) from shareholder transactions (960,151) $ (16,835,688) (512,326) $ (6,913,228)
Six Months Ended
11/30/25
Year Ended
5/31/25
13.2
Lifecycle 2060 Shares Value Shares Value
Subscriptions:
Class I 4,241 $ 71,856 13,677 $ 207,733
Premier Class 196,212 3,298,577 606,896 9,291,901
Class R6 4,692,285 79,120,845 9,471,481 144,656,227
Retirement Class 451,723 7,567,093 1,055,656 15,987,523
Total subscriptions 5,344,461 90,058,371 11,147,710 170,143,384
Reinvestments of distributions:
Class I – – 689 10,697
Premier Class – – 53,478 828,382
Class R6 – – 1,466,651 22,777,097
Retirement Class – – 171,260 2,647,675
Total reinvestments of distributions – – 1,692,078 26,263,851
Redemptions:
Class I (2,861) (49,442) (27,810) (430,955)
Premier Class (488,383) (8,175,893) (592,809) (9,191,725)
Class R6 (1,890,534) (31,310,122) (6,293,150) (95,218,919)
Retirement Class (653,467) (10,702,909) (1,342,545) (20,516,478)
Total redemptions (3,035,245) (50,238,366) (8,256,314) (125,358,077)
Net increase (decrease) from shareholder transactions 2,309,216 $ 39,820,005 4,583,474 $ 71,049,158
Six Months Ended
11/30/25
Year Ended
5/31/25
13.3
Lifecycle 2065 Shares Value Shares Value
Subscriptions:
Class I 727 $ 10,332 4,251 $ 54,290
Premier Class 148,140 2,153,262 277,281 3,640,483
Class R6 2,305,199 33,798,948 4,270,543 56,517,039
Retirement Class 556,612 8,247,265 799,201 10,540,243
Total subscriptions 3,010,678 44,209,807 5,351,276 70,752,055
Reinvestments of distributions:
Class I – – 238 3,125
Premier Class – – 11,304 150,234
Class R6 – – 202,519 2,729,961
Retirement Class – – 35,792 482,116
Total reinvestments of distributions – – 249,853 3,365,436
Redemptions:
Class I (772) (11,324) (48,382) (630,845)
Premier Class (116,045) (1,664,526) (172,656) (2,280,812)
Class R6 (543,375) (7,730,300) (1,655,789) (21,785,840)
Retirement Class (454,516) (6,445,667) (545,624) (7,251,013)
Total redemptions (1,114,708) (15,851,817) (2,422,451) (31,948,510)
Net increase (decrease) from shareholder transactions 1,895,970 $ 28,357,990 3,178,678 $ 42,168,981

67
7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal
Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
For the period
9/30/25
(commencement of operations)
through
11/30/25
13.4
Lifecycle 2070 Shares Value
Subscriptions:
Class I 50,000 $ 500,000
Premier Class 50,000 500,000
Class R6 350,000 3,500,000
Retirement Class 50,000 500,000
Total subscriptions 500,000 5,000,000
Reinvestments of distributions:
Class I – –
Premier Class – –
Class R6 – –
Retirement Class – –
Total reinvestments of distributions – –
Redemptions:
Class I – –
Premier Class – –
Class R6 – –
Retirement Class – –
Total redemptions – –
Net increase (decrease) from shareholder transactions 500,000 $ 5,000,000
Fund Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
(Depreciation)
Net Unrealized
Appreciation
(Depreciation)
12.1
Lifecycle Retirement Income $364,216,785 $63,381,828 $(19,772,059) $43,609,769
12.2
Lifecycle 2010 619,668,817 109,534,175 (36,359,109) 73,175,066
12.3
Lifecycle 2015 894,860,291 135,892,817 (54,772,684) 81,120,133
12.4
Lifecycle 2020 1,879,659,774 329,176,068 (113,252,086) 215,923,982
12.5
Lifecycle 2025 2,966,254,453 598,599,000 (172,092,223) 426,506,777
12.6
Lifecycle 2030 3,843,758,284 929,899,024 (195,752,098) 734,146,926
12.7
Lifecycle 2035 4,120,807,398 1,211,691,113 (183,470,428) 1,028,220,685
12.8
Lifecycle 2040 4,789,648,602 1,761,776,425 (199,498,794) 1,562,277,631
12.9
Lifecycle 2045 3,425,766,121 1,459,342,496 (122,346,090) 1,336,996,406
13.01
Lifecycle 2050 2,784,137,100 1,190,543,414 (95,658,036) 1,094,885,378
13.1
Lifecycle 2055 1,558,105,300 594,146,402 (58,965,108) 535,181,294
13.2
Lifecycle 2060 786,264,206 251,544,181 (26,097,802) 225,446,379
13.3
Lifecycle 2065 155,365,141 36,112,284 (2,407,791) 33,704,493
13.4
Lifecycle 2070 4,942,560 114,515 (909) 113,606

Notes to Financial Statements
(continued)
68
8. Management Fees and Other Transactions with Affiliates
Management Fees: Under the terms of its Investment Management Agreement, the Adviser is entitled to a fee that is made up of two components, which are added together to create the total investment management fee. The first component, the asset allocation fee rate, is an annual rate of 0.10% of the average daily net assets of each Fund. The second component, the Underlying Funds fee rate, is calculated as follows: for each Underlying Fund of the Trust in which a Fund is invested, the effective Underlying Fund’s annual investment management fee rate, as determined pursuant to its investment management agreement, net of any fee waivers or reimbursements applicable to the Underlying Fund (excluding the Class W shares investment management fee waiver and/or reimbursement), in proportion to the percentage of the Fund’s net assets invested in the Underlying Fund, applied to the average daily net assets of the Fund. The Adviser has contractually agreed to waive in full the asset allocation fee rate for each Fund's management fee through September 30, 2028, unless changed with approval of the Board. In addition, the Adviser has voluntarily agreed to waive certain amounts of the Underlying Funds fee rate portion of each Fund’s management fee through September
30, 2026. As of the end of the current fiscal period, the Adviser received from the Funds the following effective annual rate as a percentage of average daily net assets of each Fund:
The Funds have entered into an Administrative Service Agreement with the Adviser under which the Funds pay the Adviser for its costs in providing certain administrative and compliance services to the Funds. The Adviser has agreed to gradually reduce expenses allocated to the Funds under the Administrative Services Agreement over a three-year period commencing May 1, 2024. After the expiration of this three-year period, the Adviser will no longer allocate expenses to the Funds under the Administrative Services
Agreement.
Under the terms of Retirement Class Service Agreements with respect to each Fund, the Retirement Class of the Fund incurs an annual fee of 0.25% of the daily net assets, payable monthly to TIAA, on behalf of Retirement Class shares of the Fund held by or through TIAA by its clients, or the Adviser, on behalf of all other Retirement Class shares, for certain administrative costs associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statement of Operations are paid to TIAA or the Adviser, respectively, under the Service
Agreements.
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year
Loss Deferrals
Other
Book-to-Tax
Differences Total
12.1
Lifecycle Retirement Income $1,091,843 $5,339,572 $21,420,962 $– $– $(59,459) $27,792,918
12.2
Lifecycle 2010 7,053,413 10,185,648 44,760,266 – – (220,140) 61,779,187
12.3
Lifecycle 2015 9,086,668 13,797,690 27,491,225 – – (315,501) 50,060,082
12.4
Lifecycle 2020 17,875,783 38,445,298 100,120,691 – – (474,450) 155,967,322
12.5
Lifecycle 2025 25,604,338 70,548,416 230,979,879 – – (510,081) 326,622,552
12.6
Lifecycle 2030 26,267,378 102,916,771 437,820,513 – – (507,625) 566,497,037
12.7
Lifecycle 2035 21,806,355 127,340,189 671,838,814 – – (513,568) 820,471,790
12.8
Lifecycle 2040 14,031,189 182,098,242 1,078,831,909 – – (664,597) 1,274,296,743
12.9
Lifecycle 2045 7,492,947 132,259,558 937,367,732 – – (256,465) 1,076,863,772
13.01
Lifecycle 2050 3,510,716 107,004,043 742,345,071 – – (168,285) 852,691,545
13.1
Lifecycle 2055 185,324 55,808,754 332,515,736 – – (53,222) 388,456,592
13.2
Lifecycle 2060 – 23,675,964 121,685,771 – (168,012) (13,691) 145,180,032
13.3
Lifecycle 2065 15,759 3,263,994 14,620,298 – (128,031) (944) 17,771,076
Investment Management Fee Waiver
Fund Investment Management Fee—Effective Rate Effective 10/1/25 Prior to 10/1/25
Lifecycle Retirement Income 0.290% 0.059% 0.034%
Lifecycle 2010 0.290 0.066 0.018
Lifecycle 2015 0.290 0.070 0.024
Lifecycle 2020 0.290 0.072 0.028
Lifecycle 2025 0.300 0.074 0.033
Lifecycle 2030 0.300 0.086 0.048
Lifecycle 2035 0.310 0.087 0.064
Lifecycle 2040 0.310 0.108 0.080
Lifecycle 2045 0.310 0.106 0.093
Lifecycle 2050 0.310 0.105 0.094
Lifecycle 2055 0.310 0.105 0.094
Lifecycle 2060 0.320 0.105 0.094
Lifecycle 2065 0.310 0.106 0.098
Lifecycle 2070 0.300 0.114 —

69
Under the terms of a distribution Rule 12b-1 plan, Class A shares of Lifecycle Retirement Income compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to Class A shares of Lifecycle Retirement Income at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Class A shares. The Premier Class of each Fund is subject to a distribution Rule 12b-1 plan that compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class shares.
The Adviser has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, acquired fund fees and expenses, extraordinary expenses and the management fees and certain other expenses originally attributable to Class W shares of the affiliated Nuveen Funds) exceeds 0.00% of average daily net assets for Class R6 Shares; 0.15% of average daily net assets for Class I Shares; 0.15% of average daily net assets for the Premier Class shares; 0.25% of average daily net assets for the Retirement Class shares; and 0.25% of average daily net assets for Class A Shares of Lifecycle Retirement Income. The expense reimbursement arrangements will continue through at least September 30, 2026, unless changed with approval of the Board.
With respect to Lifecycle 2010, the Adviser has voluntarily agreed to reimburse the Fund for 0.080% of the Total Expenses of each of its share classes that are originally attributable to Class W shares of the Underlying Funds. This voluntary commitment is effective
September 30, 2025 through April 30, 2026.
Other Transactions with Affiliates: The Funds are permitted to purchase or sell securities from or to certain other funds or accounts managed by the Adviser or by an affiliate of the Adviser (each an, "Affiliated Entity") under specified conditions outlined in procedures adopted by the Board ("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/
or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are affected at the current market price (as provided by an independent pricing service) without incurring broker commissions. During the current fiscal period, the Funds engaged in the following security transactions with affiliated entities:
Affiliate Owned Shares: The following is the percentage of the Funds’ shares owned by TIAA and its registered separate account
("TIAA Access") as of the end of the current fiscal period:
Fund Purchases Sales Realized Gain (Loss)
Lifecycle Retirement Income $ 10,262,016 $ 24,654 $ 4,152
Lifecycle 2010 17,656,612 74,070 18,712
Lifecycle 2015 25,213,734 155,821 43,255
Lifecycle 2020 55,607,087 388,997 109,982
Lifecycle 2025 92,086,749 707,464 196,586
Lifecycle 2030 110,691,204 549,881 143,923
Lifecycle 2035 113,706,481 513,289 127,973
Lifecycle 2040 133,341,288 478,089 117,964
Lifecycle 2045 97,385,129 219,187 53,927
Lifecycle 2050 79,839,972 104,489 23,105
Lifecycle 2055 44,152,089 5,353 1,946
Lifecycle 2060 22,120,756 – –
Lifecycle 2065 5,227,906 201,378 552
Lifecycle 2070 4,494,782 2,513 18
Underlying Fund TIAA TIAA Access Total
12.1
Lifecycle Retirement Income – % 12% 12%
12.2
Lifecycle 2010 – 19 19
12.3
Lifecycle 2015 – 16 16
12.4
Lifecycle 2020 – 19 19
12.5
Lifecycle 2025 – 19 19
12.6
Lifecycle 2030 – 19 19
12.7
Lifecycle 2035 – 20 20
12.8
Lifecycle 2040 – 20 20
12.9
Lifecycle 2045 – 20 20
13.01
Lifecycle 2050 – 22 22
13.1
Lifecycle 2055 – 19 19
13.2
Lifecycle 2060 – 20 20
13.3
Lifecycle 2065 – 3 3
13.4
Lifecycle 2070 100 – 100

Notes to Financial Statements
(continued)
70
Affiliated Investment Companies: Investments in other investment companies advised by the Adviser and Nuveen Fund Advisors, LLC are deemed to be affiliated investments. A complete schedule of the portfolio holdings for each of the affiliated investments is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available on the SEC’s website at www.sec.gov.
A copy of the annual report, semi-annual report and financial statements is available for each of the affiliated investments at https://
www.nuveen.com/en-us/mutual-funds/prospectuses, or upon request by calling (800) 842-2252. Information regarding transactions with affiliated investment companies is as follows:
Issue
Value at
5/31/25
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/25
Dividend
Income
Lifecycle Retirement Income
Nuveen Funds:
Core Bond, Class W
$ 81,568,623 $ 2,935,418 $ 36,212,960 $ (3,470,347) $ 5,891,623 $ 50,712,357 $ 1,742,116
Core Equity, Class W
13,837,273 182,232 3,366,408 629,705 1,465,750 12,748,552 89,992
Core Plus Bond, Class W
50,470,709 1,623,651 13,699,532 (1,586,069) 2,951,849 39,760,608 1,204,234
Dividend Growth, Class R6
13,863,836 1,683,056 1,343,666 56,107 1,072,421 15,331,754 80,265
Dividend Value, Class R6
13,604,648 845,069 2,227,024 86,606 1,669,022 13,978,321 94,767
Emerging Markets Debt, Class W
7,342,730 10,166,073 399,656 (20,505) 594,181 17,682,823 243,226
Emerging Markets Equity, Class W
8,494,082 326,698 1,925,334 279,926 1,597,829 8,773,201 –
Floating Rate Income, Class R6
– 15,383,326 4,926 (27) (50,276) 15,328,097 161,340
Growth Opportunities ETF
16,052,106 17,715 3,455,273 939,993 1,892,028 15,446,569 –
High Yield, Class W
7,728,011 10,097,723 125,399 245 185,406 17,885,986 360,765
Inflation Linked Bond, Class W
38,920,758 3,571,561 2,164,355 (79,309) 529,009 40,777,664 867,083
International Bond, Class W
8,098,076 13,321,776 158,858 (17,754) 304,977 21,548,217 –
International Equity, Class W
21,312,722 425,617 10,641,753 4,210,837 (1,669,878) 13,637,545 –
International Opportunities, Class W
12,751,896 1,839,185 894,561 120,045 1,138,299 14,954,864 –
International Value, Class I
– 6,416,963 26,649 (215) 80,086 6,470,185 –
Large Cap Growth, Class W
16,030,119 529,206 2,733,822 978,690 1,613,168 16,417,361 –
Large Cap Value, Class W
13,603,613 894,877 1,446,296 97,928 1,553,266 14,703,388 –
Quant International Small Cap Equity, Class W
6,992,755 113,064 899,538 206,494 698,736 7,111,511 –
Quant Small Cap Equity, Class W
2,659,871 33,433 1,760,982 750,854 (274,407) 1,408,769 –
Quant Small/Mid Cap Equity, Class W
3,303,780 79,337 636,497 151,207 409,570 3,307,397 –
Short Term Bond, Class W
38,855,426 3,465,724 1,873,985 (20,936) 330,753 40,756,982 917,947
Small Cap Select, Class R6
– 1,368,436 71,829 (1,039) 49,369 1,344,937 –
Nuveen Real Property Fund LP
a
17,656,650 282,179 627,672 (87,717) 156,026 17,379,466 305,906
$393,147,684 $75,602,319 $86,696,975 $3,224,719 $22,188,807 $407,466,554 $6,067,641
Issue
Value at
5/31/25
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/25
Dividend
Income
Lifecycle 2010
Nuveen Funds:
Core Bond, Class W
$ 143,115,477 $ 6,065,738 $ 66,445,907 $ (4,622,080) $ 8,818,938 $ 86,932,166 $ 3,028,656
Core Equity, Class W
22,411,579 447,662 6,425,291 2,406,529 952,519 19,792,998 145,817
Core Plus Bond, Class W
88,662,743 3,278,578 27,899,485 (3,053,111) 5,458,461 66,447,186 2,091,887
Dividend Growth, Class R6
22,155,211 2,317,563 2,412,324 373,953 1,433,432 23,867,835 130,160
Dividend Value, Class R6
22,097,153 1,334,509 4,499,091 437,330 2,367,233 21,737,134 153,483
Emerging Markets Debt, Class W
12,868,369 17,116,942 835,782 (40,383) 1,036,894 30,146,040 425,910
Emerging Markets Equity, Class W
13,742,062 578,106 3,619,414 628,274 2,399,364 13,728,393 –
Floating Rate Income, Class R6
– 26,434,918 392,557 (1,639) (83,496) 25,957,226 276,256
Growth Opportunities ETF
25,977,584 65,873 6,433,853 1,873,243 2,702,562 24,185,409 –
High Yield, Class W
13,560,311 17,233,590 647,077 (126) 325,445 30,472,143 627,266
Inflation Linked Bond, Class W
68,309,177 4,082,385 4,036,432 (105,381) 879,697 69,129,446 1,521,665
International Bond, Class W
14,211,452 22,632,851 487,102 (41,436) 542,042 36,857,807 –
International Equity, Class W
34,530,248 708,365 18,159,771 9,140,812 (5,075,562) 21,144,092 –
International Opportunities, Class W
20,661,585 1,973,781 1,635,460 495,410 1,532,414 23,027,730 –
International Value, Class I
– 9,991,872 17,124 169 124,227 10,099,144 –
Large Cap Growth, Class W
25,944,414 984,382 5,715,251 2,948,140 1,218,116 25,379,801 –
Large Cap Value, Class W
22,093,478 1,348,121 3,210,662 840,937 1,794,091 22,865,965 –
Quant International Small Cap Equity, Class W
11,312,232 47,821 1,767,122 471,744 972,671 11,037,346 –
Quant Small Cap Equity, Class W
4,304,915 136,179 3,028,157 1,361,451 (598,112) 2,176,276 –
Quant Small/Mid Cap Equity, Class W
5,347,111 51,246 1,171,719 413,391 485,009 5,125,037 –
Short Term Bond, Class W
101,382,509 9,295,185 5,263,697 (36,670) 846,574 106,223,901 2,416,446
Small Cap Select, Class R6
– 2,009,158 – – 74,814 2,083,972 –
Nuveen Real Property Fund LP
a
15,979,751 – 2,203,463 (156,919) 207,467 13,826,836 263,696
$688,667,361 $128,134,825 $166,306,741 $13,333,638 $28,414,800 $692,243,883 $11,081,242

71
Issue
Value at
5/31/25
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/25
Dividend
Income
Lifecycle 2015
Nuveen Funds:
Core Bond, Class W
$ 203,541,406 $ 6,780,533 $ 93,683,542 $ (11,763,066) $ 17,701,227 $ 122,576,558 $ 4,282,235
Core Equity, Class W
34,664,057 152,364 9,687,655 2,289,189 2,891,640 30,309,595 222,184
Core Plus Bond, Class W
126,138,191 4,191,143 40,237,348 (4,987,426) 8,358,114 93,462,674 2,951,449
Dividend Growth, Class R6
34,687,980 2,947,301 4,081,302 627,136 2,148,245 36,329,360 198,678
Dividend Value, Class R6
34,077,616 2,061,846 7,142,997 763,425 3,538,799 33,298,689 235,829
Emerging Markets Debt, Class W
18,315,101 24,400,720 1,486,305 (78,335) 1,489,430 42,640,611 598,625
Emerging Markets Equity, Class W
21,276,157 915,931 5,822,411 971,379 3,674,831 21,015,887 –
Floating Rate Income, Class R6
– 37,303,767 663,009 (2,957) (116,865) 36,520,936 389,581
Growth Opportunities ETF
40,210,464 – 9,898,598 2,946,439 4,086,129 37,344,434 –
High Yield, Class W
19,290,142 24,444,258 1,308,725 1,194 459,794 42,886,663 884,584
Inflation Linked Bond, Class W
96,689,984 6,924,166 7,252,257 (378,889) 1,482,305 97,465,309 2,132,565
International Bond, Class W
20,214,024 32,230,072 923,994 (99,704) 805,233 52,225,631 –
International Equity, Class W
53,379,257 1,347,389 28,553,219 10,470,378 (4,254,271) 32,389,534 –
International Opportunities, Class W
31,971,794 2,940,598 2,866,849 817,680 2,293,181 35,156,404 –
International Value, Class I
– 15,258,991 – – 189,129 15,448,120 –
Large Cap Growth, Class W
40,152,938 1,435,237 9,122,975 3,457,892 2,941,713 38,864,805 –
Large Cap Value, Class W
34,075,099 1,949,316 5,040,035 1,057,273 2,986,583 35,028,236 –
Quant International Small Cap Equity, Class W
17,504,494 160,194 2,997,129 718,826 1,498,910 16,885,295 –
Quant Small Cap Equity, Class W
6,662,570 87,024 4,576,831 2,056,572 (885,253) 3,344,082 –
Quant Small/Mid Cap Equity, Class W
8,275,491 112,132 1,918,587 661,223 720,564 7,850,823 –
Short Term Bond, Class W
96,551,639 10,420,657 7,203,807 (88,194) 854,065 100,534,360 2,283,196
Small Cap Select, Class R6
– 3,150,316 74,718 (1,651) 118,557 3,192,504 –
Nuveen Real Property Fund LP
a
44,092,402 – 3,876,613 (492,723) 646,848 40,369,914 747,643
$981,770,806 $179,213,955 $248,418,906 $8,945,661 $53,628,908 $975,140,424 $14,926,569
Issue
Value at
5/31/25
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/25
Dividend
Income
Lifecycle 2020
Nuveen Funds:
Core Bond, Class W
$ 423,660,584 $ 16,170,968 $ 195,926,438 $ (21,464,898) $ 33,884,726 $ 256,324,942 $ 8,944,291
Core Equity, Class W
84,284,321 208,924 22,958,360 5,476,120 7,106,211 74,117,216 541,282
Core Plus Bond, Class W
262,484,588 8,731,859 82,807,252 (10,198,529) 17,244,871 195,455,537 6,169,847
Dividend Growth, Class R6
83,618,651 8,062,565 9,339,126 1,446,407 5,321,347 89,109,844 483,570
Dividend Value, Class R6
82,890,129 4,512,202 16,644,775 1,887,797 8,598,903 81,244,256 569,089
Emerging Markets Debt, Class W
38,068,440 50,926,981 2,832,173 (156,280) 3,100,272 89,107,240 1,254,613
Emerging Markets Equity, Class W
51,758,728 2,070,842 13,199,855 2,462,054 8,909,221 52,000,990 –
Floating Rate Income, Class R6
– 78,158,960 1,603,095 (7,062) (243,720) 76,305,083 815,065
Growth Opportunities ETF
97,861,432 40,644 24,289,557 7,289,130 9,840,165 90,741,814 –
High Yield, Class W
40,419,259 50,922,827 2,593,055 5,497 956,379 89,710,907 1,847,630
Inflation Linked Bond, Class W
165,052,211 16,304,069 13,363,650 (525,110) 2,425,853 169,893,373 3,670,265
International Bond, Class W
42,251,688 67,614,297 1,876,293 (209,183) 1,686,229 109,466,738 –
International Equity, Class W
130,352,894 1,674,420 68,393,728 25,122,375 (9,921,443) 78,834,518 –
International Opportunities, Class W
77,815,354 6,383,938 6,354,251 1,893,103 5,693,965 85,432,109 –
International Value, Class I
– 37,440,475 102,060 (975) 464,652 37,802,092 –
Large Cap Growth, Class W
97,856,010 2,436,788 21,189,088 8,487,195 7,183,217 94,774,122 –
Large Cap Value, Class W
82,987,528 4,543,007 11,944,552 2,652,875 7,222,981 85,461,839 –
Quant International Small Cap Equity, Class W
42,646,633 274,520 6,944,578 1,661,399 3,762,731 41,400,705 –
Quant Small Cap Equity, Class W
16,270,013 34,823 10,829,299 4,855,935 (1,985,220) 8,346,252 –
Quant Small/Mid Cap Equity, Class W
20,205,843 – 4,534,600 1,555,143 1,782,973 19,009,359 –
Short Term Bond, Class W
164,774,288 17,149,686 12,662,766 (141,111) 1,446,566 170,566,663 3,889,668
Small Cap Select, Class R6
– 7,530,704 – – 256,454 7,787,158 –
Nuveen Real Property Fund LP
a
94,298,970 165,101 5,572,703 (716,327) 1,065,958 89,240,999 1,615,861
$2,099,557,564 $381,358,600 $535,961,254 $31,375,555 $115,803,291 $2,092,133,756 $29,801,181

Notes to Financial Statements
(continued)
72
Issue
Value at
5/31/25
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/25
Dividend
Income
Lifecycle 2025
Nuveen Funds:
Core Bond, Class W
$ 658,684,059 $ 35,127,147 $ 308,350,226 $ (32,079,639) $ 51,511,285 $ 404,892,626 $ 14,009,884
Core Equity, Class W
151,686,045 512,403 39,753,229 9,589,381 13,102,383 135,136,983 973,845
Core Plus Bond, Class W
408,096,462 16,955,598 126,946,667 (15,753,550) 26,764,927 309,116,770 9,657,295
Dividend Growth, Class R6
151,058,146 15,998,957 16,774,389 2,765,313 9,477,826 162,525,853 870,256
Dividend Value, Class R6
149,448,633 8,409,244 28,995,564 3,231,243 15,746,345 147,839,901 1,027,633
Emerging Markets Debt, Class W
59,253,243 81,011,318 4,636,343 (240,762) 4,860,887 140,248,343 1,953,141
Emerging Markets Equity, Class W
93,162,661 2,960,616 22,447,002 4,160,654 16,364,949 94,201,878 –
Floating Rate Income, Class R6
– 122,706,681 1,780,486 (7,604) (386,635) 120,531,956 1,282,001
Growth Opportunities ETF
176,829,815 287,931 44,151,706 13,288,095 17,598,405 163,852,540 –
High Yield, Class W
62,358,799 80,855,233 2,629,225 40 1,504,835 142,089,682 2,897,137
Inflation Linked Bond, Class W
197,575,130 22,552,390 14,861,644 (573,652) 2,883,631 207,575,855 4,407,848
International Bond, Class W
65,418,939 106,601,346 2,768,742 (307,042) 2,616,572 171,561,073 –
International Equity, Class W
234,042,309 2,238,046 119,684,455 42,967,010 (15,562,669) 144,000,241 –
International Opportunities, Class W
139,945,441 14,030,348 11,692,716 3,346,226 10,363,930 155,993,229 –
International Value, Class I
– 68,686,070 1,547,653 (14,483) 849,682 67,973,616 –
Large Cap Growth, Class W
175,869,144 5,906,310 37,400,486 15,182,308 13,013,805 172,571,081 –
Large Cap Value, Class W
149,254,256 9,147,471 20,996,224 4,638,029 13,209,433 155,252,965 –
Quant International Small Cap Equity, Class W
76,684,344 162,999 11,066,172 2,489,851 7,287,089 75,558,111 –
Quant Small Cap Equity, Class W
29,182,403 162,060 19,571,567 8,585,390 (3,425,491) 14,932,795 –
Quant Small/Mid Cap Equity, Class W
36,250,747 – 6,488,958 2,281,437 3,786,342 35,829,568 –
Short Term Bond, Class W
197,413,628 23,116,239 13,894,605 (157,789) 1,732,852 208,210,325 4,699,497
Small Cap Select, Class R6
– 13,052,977 – – 464,666 13,517,643 –
Nuveen Real Property Fund LP
a
151,066,120 1,063,744 8,206,551 (1,196,966) 1,761,849 144,488,196 2,597,004
$3,363,280,324 $631,545,128 $864,644,610 $62,193,490 $195,526,898 $3,387,901,230 $44,375,541
Issue
Value at
5/31/25
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/25
Dividend
Income
Lifecycle 2030
Nuveen Funds:
Core Bond, Class W
$ 741,201,867 $ 49,883,288 $ 292,193,999 $ (30,556,809) $ 52,985,161 $ 521,319,508 $ 16,480,101
Core Equity, Class W
234,115,634 1,999,563 54,687,657 10,507,744 25,329,108 217,264,392 1,532,338
Core Plus Bond, Class W
459,102,855 25,952,317 101,597,316 (12,829,718) 25,480,590 396,108,728 11,325,522
Dividend Growth, Class R6
233,050,242 25,893,477 19,267,751 1,907,942 17,296,188 258,880,098 1,364,482
Dividend Value, Class R6
230,375,353 15,192,372 38,389,577 1,987,531 27,882,350 237,048,029 1,608,133
Emerging Markets Debt, Class W
66,758,758 67,117,327 3,020,411 (154,760) 5,092,631 135,793,545 2,248,002
Emerging Markets Equity, Class W
143,833,651 2,843,329 28,847,065 4,801,346 27,477,978 150,109,238 –
Floating Rate Income, Class R6
– 119,421,050 1,871,504 (8,399) (369,714) 117,171,434 1,229,685
Growth Opportunities ETF
271,735,825 – 57,627,055 16,713,420 31,868,000 262,690,190 –
High Yield, Class W
70,677,303 65,824,544 1,809,075 (5,992) 1,645,648 136,332,428 3,092,544
Inflation Linked Bond, Class W
169,656,801 26,305,211 9,176,759 (539,500) 2,580,015 188,825,768 3,875,124
International Bond, Class W
73,942,939 149,805,825 2,017,888 (227,946) 2,952,055 224,454,985 –
International Equity, Class W
362,225,419 4,466,725 178,251,943 62,121,860 (18,668,260) 231,893,801 –
International Opportunities, Class W
216,302,933 23,958,844 11,950,349 1,756,157 19,785,602 249,853,187 –
International Value, Class I
– 109,196,047 1,540,470 (13,512) 1,347,924 108,989,989 –
Large Cap Growth, Class W
271,933,728 9,464,751 47,060,104 15,888,435 28,317,665 278,544,475 –
Large Cap Value, Class W
230,544,857 13,000,338 22,306,955 2,840,815 25,271,994 249,351,049 –
Quant International Small Cap Equity, Class W
118,709,177 248,755 13,071,853 2,836,566 12,530,236 121,252,881 –
Quant Small Cap Equity, Class W
45,115,827 – 29,510,558 11,445,970 (3,334,649) 23,716,590 –
Quant Small/Mid Cap Equity, Class W
56,058,880 – 8,500,919 2,345,103 7,196,072 57,099,136 –
Short Term Bond, Class W
169,280,927 27,092,298 8,489,381 (96,448) 1,479,375 189,266,771 4,165,836
Small Cap Select, Class R6
– 21,127,583 – – 788,303 21,915,886 –
Nuveen Real Property Fund LP
a
195,877,327 696,241 3,384,511 (598,095) 1,392,140 193,983,102 3,427,444
$4,360,500,303 $759,489,885 $934,573,100 $90,121,710 $296,326,412 $4,571,865,210 $50,349,211

73
Issue
Value at
5/31/25
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/25
Dividend
Income
Lifecycle 2035
Nuveen Funds:
Core Bond, Class W
$ 693,963,043 $ 62,130,820 $ 233,210,839 $ (21,277,462) $ 42,624,533 $ 544,230,094 $ 16,006,886
Core Equity, Class W
300,819,216 1,151,544 64,042,548 10,934,093 35,535,102 284,397,407 1,988,460
Core Plus Bond, Class W
429,743,093 36,416,037 62,852,489 (7,870,920) 20,017,355 415,453,076 10,973,546
Dividend Growth, Class R6
299,845,153 36,334,345 22,209,974 1,621,926 23,320,135 338,911,585 1,769,924
Dividend Value, Class R6
296,562,896 20,164,314 45,316,109 1,661,773 37,159,293 310,232,167 2,095,756
Emerging Markets Debt, Class W
62,727,270 34,629,232 2,923,448 (121,430) 4,406,254 98,717,878 2,135,500
Emerging Markets Equity, Class W
184,893,844 6,493,337 37,421,711 5,907,669 35,987,399 195,860,538 –
Floating Rate Income, Class R6
– 86,679,848 1,280,264 (5,843) (268,538) 85,125,203 893,124
Growth Opportunities ETF
349,296,033 854,436 68,281,881 19,231,996 43,685,482 344,786,066 –
High Yield, Class W
66,311,339 32,599,134 1,294,227 (3,904) 1,470,288 99,082,630 2,673,527
Inflation Linked Bond, Class W
92,524,787 20,155,780 4,267,499 (508,908) 1,668,336 109,572,496 2,167,339
International Bond, Class W
69,043,607 158,998,266 1,378,795 (147,082) 2,786,991 229,302,987 –
International Equity, Class W
465,670,542 6,842,870 225,283,153 78,056,463 (21,623,906) 303,662,816 –
International Opportunities, Class W
278,301,713 32,656,835 12,717,057 1,414,232 26,520,955 326,176,678 –
International Value, Class I
– 143,942,229 2,769,771 5,566 1,784,742 142,962,767 –
Large Cap Growth, Class W
349,729,091 13,644,975 56,582,933 17,912,235 39,363,435 364,066,803 –
Large Cap Value, Class W
296,595,746 18,462,835 25,247,974 2,693,994 33,833,587 326,338,188 –
Quant International Small Cap Equity, Class W
152,613,205 731,038 14,038,023 2,940,244 16,987,606 159,234,070 –
Quant Small Cap Equity, Class W
57,964,047 197,811 37,167,885 12,167,804 (1,626,776) 31,535,001 –
Quant Small/Mid Cap Equity, Class W
72,040,900 53,708 10,479,435 2,557,707 9,758,898 73,931,778 –
Short Term Bond, Class W
92,366,397 21,800,792 3,865,375 (79,262) 855,623 111,078,175 2,360,701
Small Cap Select, Class R6
– 27,542,693 – – 1,029,586 28,572,279 –
Nuveen Real Property Fund LP
a
216,895,548 1,166,592 979,286 (200,944) 1,105,491 217,987,401 3,831,308
$4,827,907,470 $763,649,471 $933,610,676 $126,889,947 $356,381,871 $5,141,218,083 $46,896,071
Issue
Value at
5/31/25
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/25
Dividend
Income
Lifecycle 2040
Nuveen Funds:
Core Bond, Class W
$ 577,062,858 $ 68,786,924 $ 156,496,980 $ (8,164,334) $ 26,114,318 $ 507,302,786 $ 13,815,634
Core Equity, Class W
441,032,237 2,351,372 90,023,146 13,250,785 55,133,810 421,745,058 2,926,579
Core Plus Bond, Class W
357,105,731 36,556,599 19,328,513 (2,468,815) 12,793,478 384,658,480 9,420,589
Dividend Growth, Class R6
438,087,125 50,410,436 23,021,812 391,216 36,382,551 502,249,516 2,605,555
Dividend Value, Class R6
436,043,896 30,890,736 65,597,873 1,954,085 55,282,768 458,573,612 3,076,760
Emerging Markets Debt, Class W
52,054,685 5,443,019 3,049,034 7,577 3,247,441 57,703,688 1,809,190
Emerging Markets Equity, Class W
270,753,478 8,881,268 52,197,063 7,808,487 53,841,900 289,088,070 –
Floating Rate Income, Class R6
– 50,106,150 778,652 (4,428) (155,591) 49,167,479 521,155
Growth Opportunities ETF
511,992,961 1,327,483 90,327,813 24,543,224 67,946,424 515,482,279 –
High Yield, Class W
55,140,047 6,380,152 4,905,083 20,166 1,148,512 57,783,794 2,020,363
Inflation Linked Bond, Class W
– 10,579,079 70,992 (652) 21,116 10,528,551 40,264
International Bond, Class W
57,680,326 155,571,950 1,163,219 (90,723) 2,373,918 214,372,252 –
International Equity, Class W
683,058,884 11,080,606 329,782,705 112,466,806 (29,153,924) 447,669,667 –
International Opportunities, Class W
408,988,594 48,891,521 16,236,210 1,705,154 39,699,808 483,048,867 –
International Value, Class I
– 213,096,294 841,119 (17,093) 2,658,947 214,897,029 –
Large Cap Growth, Class W
513,253,209 21,346,132 78,439,263 23,396,487 61,024,323 540,580,888 –
Large Cap Value, Class W
435,578,185 29,315,127 38,191,150 3,262,299 50,568,221 480,532,682 –
Quant International Small Cap Equity, Class W
223,739,635 1,307,594 20,171,747 4,054,047 25,259,543 234,189,072 –
Quant Small Cap Equity, Class W
85,021,090 215,503 52,267,549 13,937,062 1,654,423 48,560,529 –
Quant Small/Mid Cap Equity, Class W
105,697,090 – 15,810,888 3,407,827 14,737,528 108,031,557 –
Short Term Bond, Class W
– 10,521,456 – – 14,870 10,536,326 76,220
Small Cap Select, Class R6
– 37,546,885 – – 1,448,456 38,995,341 –
Nuveen Real Property Fund LP
a
265,915,162 2,711,727 1,563,415 (277,646) 1,402,882 268,188,710 4,706,091
$5,918,205,193 $803,318,013 $1,060,264,226 $199,181,531 $483,445,722 $6,343,886,233 $41,018,400

Notes to Financial Statements
(continued)
74
Issue
Value at
5/31/25
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/25
Dividend
Income
Lifecycle 2045
Nuveen Funds:
Core Bond, Class W
$ 226,710,516 $ 44,743,144 $ 50,431,920 $ 408,540 $ 6,888,981 $ 228,319,261 $ 5,678,546
Core Equity, Class W
360,773,788 3,953,525 67,287,392 7,252,967 49,471,517 354,164,405 2,419,403
Core Plus Bond, Class W
140,716,158 32,725,989 5,405,765 (249,880) 4,454,353 172,240,855 3,896,265
Dividend Growth, Class R6
360,035,526 47,180,631 15,551,893 22,730 30,428,466 422,115,460 2,151,234
Dividend Value, Class R6
356,290,932 27,673,167 44,588,426 718,684 46,773,793 386,868,150 2,539,419
Emerging Markets Debt, Class W
20,572,039 2,661,166 11,880,035 753,767 416,346 12,523,283 728,412
Emerging Markets Equity, Class W
221,652,772 10,877,298 40,126,413 5,725,908 45,246,197 243,375,762 –
Floating Rate Income, Class R6
– 11,210,088 167,128 (950) (33,187) 11,008,823 113,362
Growth Opportunities ETF
418,280,048 1,728,497 63,533,051 15,645,924 60,665,346 432,786,764 –
High Yield, Class W
21,671,393 2,720,139 12,300,913 421,362 28,704 12,540,685 725,858
International Bond, Class W
22,742,804 74,907,739 671,598 566 946,471 97,925,982 –
International Equity, Class W
559,326,591 13,166,455 265,344,104 89,758,264 (20,543,473) 376,363,733 –
International Opportunities, Class W
336,079,483 48,349,888 11,083,775 729,262 33,515,416 407,590,274 –
International Value, Class I
– 178,589,102 415,202 (16,728) 2,232,755 180,389,927 –
Large Cap Growth, Class W
420,008,244 20,024,394 56,585,539 12,730,432 57,163,605 453,341,136 –
Large Cap Value, Class W
355,764,589 29,764,640 26,752,376 1,282,543 43,325,657 403,385,053 –
Quant International Small Cap Equity, Class W
183,538,843 1,835,195 12,856,106 2,339,130 21,893,578 196,750,640 –
Quant Small Cap Equity, Class W
69,668,525 236,259 43,998,935 11,912,469 835,740 38,654,058 –
Quant Small/Mid Cap Equity, Class W
86,466,518 130,286 10,953,037 1,450,647 13,623,736 90,718,150 –
Small Cap Select, Class R6
– 33,037,917 – – 1,292,206 34,330,123 –
Nuveen Real Property Fund LP
a
195,743,335 4,504,556 719,956 (150,399) 1,002,467 200,380,003 3,490,158
$4,356,042,104 $590,020,075 $740,653,564 $150,735,238 $399,628,674 $4,755,772,527 $21,742,657
Issue
Value at
5/31/25
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/25
Dividend
Income
Lifecycle 2050
Nuveen Funds:
Core Bond, Class W
$ 95,310,257 $ 26,562,564 $ 17,009,357 $ 113,604 $ 3,046,780 $ 108,023,848 $ 2,512,941
Core Equity, Class W
305,680,530 4,377,017 52,394,881 4,685,429 43,826,484 306,174,579 2,064,914
Core Plus Bond, Class W
59,050,267 23,467,932 2,699,057 (11,541) 1,858,072 81,665,673 1,739,314
Dividend Growth, Class R6
305,686,296 46,692,870 13,764,467 (86,633) 26,082,009 364,610,075 1,834,714
Dividend Value, Class R6
301,838,977 24,658,535 33,672,240 477,455 40,133,130 333,435,857 2,166,630
Emerging Markets Debt, Class W
8,565,251 1,525,038 9,430,841 922,733 (491,673) 1,090,508 314,084
Emerging Markets Equity, Class W
188,257,335 10,175,852 32,091,935 4,259,779 39,315,057 209,916,088 –
Floating Rate Income, Class R6
– 336,250 – – (996) 335,254 3,147
Growth Opportunities ETF
354,601,972 1,830,387 51,437,308 11,720,102 53,383,998 370,099,151 –
High Yield, Class W
9,155,313 1,701,766 10,650,103 575,893 (391,633) 391,236 249,472
International Bond, Class W
9,598,598 36,494,973 326,957 167 420,106 46,186,887 –
International Equity, Class W
473,642,125 12,690,917 219,686,416 69,615,875 (10,335,498) 325,927,003 –
International Opportunities, Class W
284,217,445 47,491,056 7,209,246 280,320 28,695,762 353,475,337 –
International Value, Class I
– 153,854,906 1,499,760 (18,071) 1,917,200 154,254,275 –
Large Cap Growth, Class W
356,023,113 20,652,398 44,175,312 8,471,867 51,170,986 392,143,052 –
Large Cap Value, Class W
301,420,713 29,522,021 19,380,319 449,236 37,691,893 349,703,544 –
Quant International Small Cap Equity, Class W
154,962,704 1,712,551 7,442,550 1,108,600 19,527,053 169,868,358 –
Quant Small Cap Equity, Class W
59,140,385 545,233 35,559,037 8,585,890 2,442,526 35,154,997 –
Quant Small/Mid Cap Equity, Class W
73,319,062 448,999 8,085,765 512,574 12,316,329 78,511,199 –
Small Cap Select, Class R6
– 28,458,868 – – 1,087,752 29,546,620 –
Nuveen Real Property Fund LP
a
157,179,132 5,626,305 608,376 (143,094) 844,970 162,898,937 2,819,056
$3,497,649,475 $478,826,438 $567,123,927 $111,520,185 $352,540,307 $3,873,412,478 $13,704,272

75
Issue
Value at
5/31/25
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/25
Dividend
Income
Lifecycle 2055
Nuveen Funds:
Core Bond, Class W
$ 38,886,008 $ 12,197,609 $ 7,999,420 $ 34,943 $ 1,249,951 $ 44,369,091 $ 1,032,242
Core Equity, Class W
164,515,289 4,522,427 27,647,610 1,851,214 24,378,036 167,619,356 1,118,580
Core Plus Bond, Class W
24,084,597 10,224,207 1,846,356 (6,242) 761,996 33,218,202 715,397
Dividend Growth, Class R6
163,824,292 28,227,463 6,285,395 (110,645) 14,156,726 199,812,441 992,097
Dividend Value, Class R6
161,745,725 16,236,253 17,196,241 153,579 21,835,243 182,774,558 1,171,941
Emerging Markets Debt, Class W
3,476,675 695,461 4,325,641 419,659 (266,154) – 128,506
Emerging Markets Equity, Class W
100,995,541 7,565,523 16,633,800 1,965,093 21,606,918 115,499,275 –
Growth Opportunities ETF
189,268,298 1,943,171 23,385,917 3,877,376 31,218,539 202,921,467 –
High Yield, Class W
3,739,570 665,174 4,492,994 241,651 (153,401) – 97,113
International Bond, Class W
3,911,342 15,247,660 177,339 230 173,447 19,155,340 –
International Equity, Class W
253,878,648 10,998,697 118,502,396 31,906,134 196,661 178,477,744 –
International Opportunities, Class W
152,670,526 29,504,696 3,810,240 107,958 15,574,136 194,047,076 –
International Value, Class I
– 84,170,969 500,943 (4,382) 1,051,569 84,717,213 –
Large Cap Growth, Class W
190,971,643 12,382,386 20,527,568 2,461,982 29,764,260 215,052,703 –
Large Cap Value, Class W
161,411,381 20,607,927 10,183,186 42,664 20,577,718 192,456,504 –
Quant International Small Cap Equity, Class W
83,449,952 2,498,009 4,405,806 409,028 10,746,241 92,697,424 –
Quant Small Cap Equity, Class W
31,666,379 500,428 19,403,303 4,118,878 1,824,105 18,706,487 –
Quant Small/Mid Cap Equity, Class W
39,272,650 369,267 3,635,782 31,190 6,917,370 42,954,695 –
Small Cap Select, Class R6
– 16,549,481 – – 644,053 17,193,535 –
Nuveen Real Property Fund LP
a
83,180,076 4,294,246 82,779 (26,204) 408,144 87,773,483 1,504,544
$1,850,948,592 $279,401,054 $291,042,716 $47,474,106 $202,665,558 $2,089,446,594 $6,760,420
Issue
Value at
5/31/25
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/25
Dividend
Income
Lifecycle 2060
Nuveen Funds:
Core Bond, Class W
$ 12,406,660 $ 5,700,828 $ 2,825,469 $ 4,296 $ 424,013 $ 15,710,328 $ 350,577
Core Equity, Class W
76,463,949 5,139,931 10,825,455 261,990 12,223,487 83,263,902 533,538
Core Plus Bond, Class W
7,706,125 4,685,848 793,043 (3,421) 256,068 11,851,576 243,652
Dividend Growth, Class R6
76,646,497 18,010,049 3,125,131 (73,648) 6,730,241 98,188,008 474,427
Dividend Value, Class R6
75,230,078 10,531,529 6,758,576 (81,127) 10,553,431 89,475,335 558,270
Emerging Markets Debt, Class W
1,129,085 357,681 1,537,406 125,820 (75,180) – 43,556
Emerging Markets Equity, Class W
46,985,451 5,534,374 7,009,987 657,441 10,539,982 56,707,261 –
Growth Opportunities ETF
87,866,990 1,770,848 8,423,037 689,840 15,904,566 97,809,207 –
High Yield, Class W
1,197,991 406,705 1,634,025 69,044 (39,715) – 32,798
International Bond, Class W
1,243,714 5,528,172 96,554 40 58,727 6,734,100 –
International Equity, Class W
117,829,318 9,334,001 54,670,937 10,975,341 4,350,286 87,818,009 –
International Opportunities, Class W
70,523,565 19,733,517 2,412,049 1,692 7,448,431 95,295,156 –
International Value, Class I
– 40,981,192 353,496 (1,201) 511,879 41,138,374 –
Large Cap Growth, Class W
88,945,522 10,104,507 8,992,433 612,954 14,661,668 105,332,218 –
Large Cap Value, Class W
75,211,585 12,842,467 3,935,046 (5,319) 9,830,675 93,944,362 –
Quant International Small Cap Equity, Class W
38,660,595 2,696,712 1,385,019 95,861 5,161,729 45,229,878 –
Quant Small Cap Equity, Class W
14,716,258 1,061,404 9,216,622 1,445,008 1,380,227 9,386,275 –
Quant Small/Mid Cap Equity, Class W
18,267,884 777,384 1,350,104 (42,993) 3,347,466 20,999,637 –
Small Cap Select, Class R6
– 8,028,984 – – 301,142 8,330,126 –
Nuveen Real Property Fund LP
a
38,162,405 3,937,229 3,137 (1,149) 191,485 42,286,833 706,389
$849,193,672 $167,163,362 $125,347,526 $14,730,469 $103,760,608 $1,009,500,585 $2,943,207

Notes to Financial Statements
(continued)
76
Issue
Value at
5/31/25
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/25
Dividend
Income
Lifecycle 2065
Nuveen Funds:
Core Bond, Class W
$ 1,153,475 $ 1,318,255 $ 631,724 $ (2,086) $ 44,876 $ 1,882,796 $ 37,462
Core Equity, Class W
12,753,316 2,815,088 2,148,953 (38,106) 2,178,246 15,559,591 91,920
Core Plus Bond, Class W
717,905 1,037,036 359,060 (2,133) 26,607 1,420,355 26,197
Dividend Growth, Class R6
12,750,026 5,649,215 848,457 (17,452) 1,157,460 18,690,792 81,437
Dividend Value, Class R6
12,511,304 4,027,828 1,405,472 (50,703) 1,867,600 16,950,557 96,312
Emerging Markets Debt, Class W
105,716 87,349 198,060 9,603 (4,608) – 4,504
Emerging Markets Equity, Class W
7,805,484 2,131,839 1,094,723 21,895 1,898,942 10,763,437 –
Growth Opportunities ETF
14,501,389 2,287,118 1,608,029 35,756 2,780,930 17,997,164 –
High Yield, Class W
110,154 98,038 211,058 4,890 (2,024) – 3,355
International Bond, Class W
114,590 779,350 80,900 (107) 6,358 819,291 –
International Equity, Class W
19,590,946 4,641,642 10,420,466 1,145,104 1,530,854 16,488,080 –
International Opportunities, Class W
11,715,255 6,063,732 870,775 2,712 1,267,232 18,178,156 –
International Value, Class I
– 7,734,707 37,800 (1,009) 97,659 7,793,557 –
Large Cap Growth, Class W
14,940,126 5,326,648 2,523,152 18,577 2,612,166 20,374,365 –
Large Cap Value, Class W
12,508,241 4,602,379 992,065 (4,269) 1,716,891 17,831,177 –
Quant International Small Cap Equity, Class W
6,423,499 1,717,223 485,336 22,260 868,244 8,545,890 –
Quant Small Cap Equity, Class W
2,447,445 498,865 1,725,074 143,998 337,045 1,702,279 –
Quant Small/Mid Cap Equity, Class W
3,038,126 670,394 275,254 (13,267) 576,481 3,996,480 –
Small Cap Select, Class R6
– 1,587,165 19,083 (639) 57,700 1,625,143 –
Nuveen Real Property Fund LP
a
6,267,091 1,591,265 76,132 (27,236) 65,536 7,820,524 120,552
$139,454,088 $54,665,136 $26,011,573 $1,247,788 $19,084,195 $188,439,634 $461,739
Issue
Value at
9/30/25
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/25
Dividend
Income
Lifecycle 2070
Nuveen Funds:
Core Bond, Class W
$ – $ 21,231 $ 2,183 $ 3 $ 103 $ 19,154 $ 154
Core Equity, Class W
– 419,318 11,298 212 13,287 421,519 –
Core Plus Bond, Class W
– 16,002 1,632 4 77 14,451 123
Dividend Growth, Class R6
– 515,440 10,754 (59) 4,272 508,899 –
Dividend Value, Class R6
– 453,752 10,946 292 17,107 460,205 –
Emerging Markets Equity, Class W
– 288,837 1,360 15 7,320 294,812 –
Growth Opportunities ETF
– 503,731 6,365 232 12,973 510,571 –
International Bond, Class W
– 9,246 987 1 74 8,334 –
International Equity, Class W
– 445,600 20,880 446 17,354 442,520 –
International Opportunities, Class W
– 491,198 4,922 174 6,045 492,495 –
International Value, Class I
– 215,165 6,257 (19) 2,411 211,300 –
Large Cap Growth, Class W
– 538,349 11,156 79 13,226 540,498 –
Large Cap Value, Class W
– 477,236 5,626 66 12,463 484,139 –
Quant International Small Cap Equity, Class W
– 238,316 3,939 (118) (909) 233,351 –
Quant Small Cap Equity, Class W
– 46,296 1,981 49 1,883 46,247 –
Quant Small/Mid Cap Equity, Class W
– 108,591 2,403 17 2,023 108,228 –
Small Cap Select, Class R6
– 44,272 1,990 54 1,679 44,014 –
Nuveen Real Property Fund LP
a
– 213,211 – – 2,218 215,429 1,034
$– $5,045,791 $104,679 $1,448 $113,606 $5,056,166 $1,311
a Restricted security

Portfolio of Investments November 30, 2025
Lifecycle Index Retirement Income
1
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%(a)
FIXED INCOME—37.1%
27,173,318
Nuveen Bond Index Fund, Class W $ 267,657,181
1,840,652
Nuveen High Yield Corporate Bond ETF 46,361,238
TOTAL FIXED INCOME 314,018,419
INFLATION-PROTECTED ASSETS—10.1%
7,776,940
Nuveen Inflation Linked Bond Fund, Class W 85,001,958
TOTAL INFLATION-PROTECTED ASSETS 85,001,958
INTERNATIONAL EQUITY—14.0%
2,809,482
Nuveen Emerging Markets Equity Index Fund, Class W 39,669,881
2,776,734
Nuveen International Equity Index Fund, Class W 78,359,428
TOTAL INTERNATIONAL EQUITY 118,029,309
INTERNATIONAL FIXED INCOME—2.5%
836,260
Nuveen International Aggregate Bond ETF 21,103,021
TOTAL INTERNATIONAL FIXED INCOME 21,103,021
SHORT-TERM FIXED INCOME—10.1%
8,771,136
Nuveen Short Term Bond Index Fund, Class W 85,080,019
TOTAL SHORT-TERM FIXED INCOME 85,080,019
U.S. EQUITY—26.0%
4,578,841
Nuveen Equity Index Fund, Class W 220,013,300
TOTAL U.S. EQUITY 220,013,300
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $656,329,410) 843,246,026
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.0%
REPURCHASE AGREEMENT—0.0%
$390,000 (b) Fixed Income Clearing Corporation 4 .080% 12/01/25 390,000
TOTAL REPURCHASE AGREEMENT 390,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $390,000) 390,000
TOTAL INVESTMENTS—99.8%
(Cost $656,719,410) 843,636,026
OTHER ASSETS & LIABILITIES, NET—0.2% 1,632,719
NET ASSETS—100.0% $ 845,268,745
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Agreement with Fixed Income Clearing Corporation, 4.080% dated 11/28/25 to be repurchased at $390,133 on 12/1/25, collateralized by Government Agency Securities, with coupon rate
3.750% and maturity date 4/30/27, valued at $397,998.

Lifecycle Index 2010
Portfolio of Investments November 30, 2025
2
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%(a)
FIXED INCOME—37.2%
21,286,422
Nuveen Bond Index Fund, Class W $ 209,671,256
1,431,860
Nuveen High Yield Corporate Bond ETF 36,064,830
TOTAL FIXED INCOME 245,736,086
INFLATION-PROTECTED ASSETS—10.0%
6,081,860
Nuveen Inflation Linked Bond Fund, Class W 66,474,729
TOTAL INFLATION-PROTECTED ASSETS 66,474,729
INTERNATIONAL EQUITY—12.1%
1,892,019
Nuveen Emerging Markets Equity Index Fund, Class W 26,715,303
1,885,566
Nuveen International Equity Index Fund, Class W 53,210,678
TOTAL INTERNATIONAL EQUITY 79,925,981
INTERNATIONAL FIXED INCOME—2.5%
652,465
Nuveen International Aggregate Bond ETF 16,464,954
TOTAL INTERNATIONAL FIXED INCOME 16,464,954
SHORT-TERM FIXED INCOME—15.4%
10,470,121
Nuveen Short Term Bond Index Fund, Class W 101,560,175
TOTAL SHORT-TERM FIXED INCOME 101,560,175
U.S. EQUITY—22.6%
3,103,565
Nuveen Equity Index Fund, Class W 149,126,295
TOTAL U.S. EQUITY 149,126,295
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $503,214,793) 659,288,220
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.2%
REPURCHASE AGREEMENT—0.2%
$1,530,000 (b) Fixed Income Clearing Corporation 4 .080% 12/01/25 1,530,000
TOTAL REPURCHASE AGREEMENT 1,530,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,530,000) 1,530,000
TOTAL INVESTMENTS—100.0%
(Cost $504,744,793) 660,818,220
OTHER ASSETS & LIABILITIES, NET—0.0% 239,059
NET ASSETS—100.0% $ 661,057,279
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Agreement with Fixed Income Clearing Corporation, 4.080% dated 11/28/25 to be repurchased at $1,530,520 on 12/1/25, collateralized by Government Agency Securities, with coupon rate
3.750% and maturity date 4/30/27, valued at $1,560,648.

Portfolio of Investments November 30, 2025
Lifecycle Index 2015
3
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%(a)
FIXED INCOME—37.2%
32,596,824
Nuveen Bond Index Fund, Class W $ 321,078,714
2,199,174
Nuveen High Yield Corporate Bond ETF 55,391,475
TOTAL FIXED INCOME 376,470,189
INFLATION-PROTECTED ASSETS—10.1%
9,299,074
Nuveen Inflation Linked Bond Fund, Class W 101,638,880
TOTAL INFLATION-PROTECTED ASSETS 101,638,880
INTERNATIONAL EQUITY—13.7%
3,289,438
Nuveen Emerging Markets Equity Index Fund, Class W 46,446,867
3,268,011
Nuveen International Equity Index Fund, Class W 92,223,281
TOTAL INTERNATIONAL EQUITY 138,670,148
INTERNATIONAL FIXED INCOME—2.5%
999,404
Nuveen International Aggregate Bond ETF 25,219,960
TOTAL INTERNATIONAL FIXED INCOME 25,219,960
SHORT-TERM FIXED INCOME—10.4%
10,819,511
Nuveen Short Term Bond Index Fund, Class W 104,949,255
TOTAL SHORT-TERM FIXED INCOME 104,949,255
U.S. EQUITY—25.9%
5,438,487
Nuveen Equity Index Fund, Class W 261,319,287
TOTAL U.S. EQUITY 261,319,287
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $739,235,742) 1,008,267,719
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.2%
REPURCHASE AGREEMENT—0.2%
$1,860,000 (b) Fixed Income Clearing Corporation 4 .080% 12/01/25 1,860,000
TOTAL REPURCHASE AGREEMENT 1,860,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,860,000) 1,860,000
TOTAL INVESTMENTS—100.0%
(Cost $741,095,742) 1,010,127,719
OTHER ASSETS & LIABILITIES, NET—0.0% 380,067
NET ASSETS—100.0% $ 1,010,507,786
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Agreement with Fixed Income Clearing Corporation, 4.080% dated 11/28/25 to be repurchased at $1,860,632 on 12/1/25, collateralized by Government Agency Securities, with coupon rate
3.750% and maturity date 4/30/27, valued at $1,897,369.

Lifecycle Index 2020
Portfolio of Investments November 30, 2025
4
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.7%(a)
FIXED INCOME—36.3%
97,276,080
Nuveen Bond Index Fund, Class W $ 958,169,383
5,698,253
Nuveen High Yield Corporate Bond ETF 143,524,178
TOTAL FIXED INCOME 1,101,693,561
INFLATION-PROTECTED ASSETS—8.2%
22,702,493
Nuveen Inflation Linked Bond Fund, Class W 248,138,249
TOTAL INFLATION-PROTECTED ASSETS 248,138,249
INTERNATIONAL EQUITY—15.5%
11,093,473
Nuveen Emerging Markets Equity Index Fund, Class W 156,639,833
11,108,904
Nuveen International Equity Index Fund, Class W 313,493,264
TOTAL INTERNATIONAL EQUITY 470,133,097
INTERNATIONAL FIXED INCOME—2.5%
2,979,696
Nuveen International Aggregate Bond ETF 75,192,628
TOTAL INTERNATIONAL FIXED INCOME 75,192,628
SHORT-TERM FIXED INCOME—8.2%
25,513,947
Nuveen Short Term Bond Index Fund, Class W 247,485,289
TOTAL SHORT-TERM FIXED INCOME 247,485,289
U.S. EQUITY—29.0%
18,325,781
Nuveen Equity Index Fund, Class W 880,553,762
TOTAL U.S. EQUITY 880,553,762
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $2,186,409,089) 3,023,196,586
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.2%
REPURCHASE AGREEMENT—0.2%
$4,980,000 (b) Fixed Income Clearing Corporation 4 .080% 12/01/25 4,980,000
TOTAL REPURCHASE AGREEMENT 4,980,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $4,980,000) 4,980,000
TOTAL INVESTMENTS—99.9%
(Cost $2,191,389,089) 3,028,176,586
OTHER ASSETS & LIABILITIES, NET—0.1% 3,197,109
NET ASSETS—100.0% $ 3,031,373,695
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Agreement with Fixed Income Clearing Corporation, 4.080% dated 11/28/25 to be repurchased at $4,981,693 on 12/1/25, collateralized by Government Agency Securities, with coupon rate
3.750% and maturity date 4/30/27, valued at $5,079,741.

Portfolio of Investments November 30, 2025
Lifecycle Index 2025
5
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%(a)
FIXED INCOME—35.4%
200,478,349
Nuveen Bond Index Fund, Class W $ 1,974,711,742
9,813,006
Nuveen High Yield Corporate Bond ETF 247,164,107
TOTAL FIXED INCOME 2,221,875,849
INFLATION-PROTECTED ASSETS—6.2%
35,332,694
Nuveen Inflation Linked Bond Fund, Class W 386,186,348
TOTAL INFLATION-PROTECTED ASSETS 386,186,348
INTERNATIONAL EQUITY—17.3%
25,499,824
Nuveen Emerging Markets Equity Index Fund, Class W 360,057,510
25,592,518
Nuveen International Equity Index Fund, Class W 722,220,866
TOTAL INTERNATIONAL EQUITY 1,082,278,376
INTERNATIONAL FIXED INCOME—2.5%
6,118,918
Nuveen International Aggregate Bond ETF 154,410,896
TOTAL INTERNATIONAL FIXED INCOME 154,410,896
SHORT-TERM FIXED INCOME—6.1%
39,707,255
Nuveen Short Term Bond Index Fund, Class W 385,160,369
TOTAL SHORT-TERM FIXED INCOME 385,160,369
U.S. EQUITY—32.3%
42,153,934
Nuveen Equity Index Fund, Class W 2,025,496,515
TOTAL U.S. EQUITY 2,025,496,515
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $4,478,474,062) 6,255,408,353
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.2%
REPURCHASE AGREEMENT—0.2%
$10,780,000 (b) Fixed Income Clearing Corporation 4 .080% 12/01/25 10,780,000
TOTAL REPURCHASE AGREEMENT 10,780,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $10,780,000) 10,780,000
TOTAL INVESTMENTS—100.0%
(Cost $4,489,254,062) 6,266,188,353
OTHER ASSETS & LIABILITIES, NET—0.0% 2,634,458
NET ASSETS—100.0% $ 6,268,822,811
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Agreement with Fixed Income Clearing Corporation, 4.080% dated 11/28/25 to be repurchased at $10,783,665 on 12/1/25, collateralized by Government Agency Securities, with coupon rate
3.750% and maturity date 4/30/27, valued at $10,995,726.

Lifecycle Index 2030
Portfolio of Investments November 30, 2025
6
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.7%(a)
FIXED INCOME—31.9%
279,340,135
Nuveen Bond Index Fund, Class W $ 2,751,500,329
11,982,022
Nuveen High Yield Corporate Bond ETF 301,795,981
TOTAL FIXED INCOME 3,053,296,310
INFLATION-PROTECTED ASSETS—4.1%
36,222,309
Nuveen Inflation Linked Bond Fund, Class W 395,909,839
TOTAL INFLATION-PROTECTED ASSETS 395,909,839
INTERNATIONAL EQUITY—19.9%
45,012,280
Nuveen Emerging Markets Equity Index Fund, Class W 635,573,395
45,113,675
Nuveen International Equity Index Fund, Class W 1,273,107,922
TOTAL INTERNATIONAL EQUITY 1,908,681,317
INTERNATIONAL FIXED INCOME—2.2%
8,487,774
Nuveen International Aggregate Bond ETF 214,188,977
TOTAL INTERNATIONAL FIXED INCOME 214,188,977
SHORT-TERM FIXED INCOME—4.2%
41,253,234
Nuveen Short Term Bond Index Fund, Class W 400,156,367
TOTAL SHORT-TERM FIXED INCOME 400,156,367
U.S. EQUITY—37.4%
74,386,550
Nuveen Equity Index Fund, Class W 3,574,273,742
TOTAL U.S. EQUITY 3,574,273,742
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $6,562,960,802) 9,546,506,552
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.2%
REPURCHASE AGREEMENT—0.2%
$13,560,000 (b) Fixed Income Clearing Corporation 4 .080% 12/01/25 13,560,000
TOTAL REPURCHASE AGREEMENT 13,560,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $13,560,000) 13,560,000
TOTAL INVESTMENTS—99.9%
(Cost $6,576,520,802) 9,560,066,552
OTHER ASSETS & LIABILITIES, NET—0.1% 11,461,218
NET ASSETS—100.0% $ 9,571,527,770
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Agreement with Fixed Income Clearing Corporation, 4.080% dated 11/28/25 to be repurchased at $13,564,610 on 12/1/25, collateralized by Government Agency Securities, with coupon rates
3.875%–4.500% and maturity dates 5/31/27–2/15/44, valued at $13,831,271.

Portfolio of Investments November 30, 2025
Lifecycle Index 2035
7
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.7%(a)
FIXED INCOME—28.2%
278,161,065
Nuveen Bond Index Fund, Class W $ 2,739,886,486
9,969,044
Nuveen High Yield Corporate Bond ETF 251,094,299
TOTAL FIXED INCOME 2,990,980,785
INFLATION-PROTECTED ASSETS—2.1%
20,783,882
Nuveen Inflation Linked Bond Fund, Class W 227,167,832
TOTAL INFLATION-PROTECTED ASSETS 227,167,832
INTERNATIONAL EQUITY—22.7%
56,915,708
Nuveen Emerging Markets Equity Index Fund, Class W 803,649,796
57,112,351
Nuveen International Equity Index Fund, Class W 1,611,710,559
TOTAL INTERNATIONAL EQUITY 2,415,360,355
INTERNATIONAL FIXED INCOME—2.0%
8,431,453
Nuveen International Aggregate Bond ETF 212,767,716
TOTAL INTERNATIONAL FIXED INCOME 212,767,716
SHORT-TERM FIXED INCOME—2.2%
23,929,231
Nuveen Short Term Bond Index Fund, Class W 232,113,544
TOTAL SHORT-TERM FIXED INCOME 232,113,544
U.S. EQUITY—42.5%
93,967,025
Nuveen Equity Index Fund, Class W 4,515,115,554
TOTAL U.S. EQUITY 4,515,115,554
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $6,953,418,979) 10,593,505,786
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.2%
REPURCHASE AGREEMENT—0.2%
$20,930,000 (b) Fixed Income Clearing Corporation 4 .080% 12/01/25 20,930,000
TOTAL REPURCHASE AGREEMENT 20,930,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $20,930,000) 20,930,000
TOTAL INVESTMENTS—99.9%
(Cost $6,974,348,979) 10,614,435,786
OTHER ASSETS & LIABILITIES, NET—0.1% 8,247,009
NET ASSETS—100.0% $ 10,622,682,795
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Agreement with Fixed Income Clearing Corporation, 4.080% dated 11/28/25 to be repurchased at $20,937,116 on 12/1/25, collateralized by Government Agency Securities, with coupon rate
3.875% and maturity date 5/31/27, valued at $21,348,610.

Lifecycle Index 2040
Portfolio of Investments November 30, 2025
8
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%(a)
FIXED INCOME—20.9%
217,804,301
Nuveen Bond Index Fund, Class W $ 2,145,372,367
6,967,115
Nuveen High Yield Corporate Bond ETF 175,483,513
TOTAL FIXED INCOME 2,320,855,880
INFLATION-PROTECTED ASSETS—0.2%
1,521,325
Nuveen Inflation Linked Bond Fund, Class W 16,628,080
TOTAL INFLATION-PROTECTED ASSETS 16,628,080
INTERNATIONAL EQUITY—26.9%
70,674,493
Nuveen Emerging Markets Equity Index Fund, Class W 997,923,845
70,516,594
Nuveen International Equity Index Fund, Class W 1,989,978,274
TOTAL INTERNATIONAL EQUITY 2,987,902,119
INTERNATIONAL FIXED INCOME—1.5%
6,624,165
Nuveen International Aggregate Bond ETF 167,160,804
TOTAL INTERNATIONAL FIXED INCOME 167,160,804
SHORT-TERM FIXED INCOME—0.2%
2,654,707
Nuveen Short Term Bond Index Fund, Class W 25,750,661
TOTAL SHORT-TERM FIXED INCOME 25,750,661
U.S. EQUITY—50.1%
116,116,518
Nuveen Equity Index Fund, Class W 5,579,398,712
TOTAL U.S. EQUITY 5,579,398,712
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $6,680,269,629) 11,097,696,256
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.2%
REPURCHASE AGREEMENT—0.2%
$22,950,000 (b) Fixed Income Clearing Corporation 4 .080% 12/01/25 22,950,000
TOTAL REPURCHASE AGREEMENT 22,950,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $22,950,000) 22,950,000
TOTAL INVESTMENTS—100.0%
(Cost $6,703,219,629) 11,120,646,256
OTHER ASSETS & LIABILITIES, NET—0.0% 4,819,321
NET ASSETS—100.0% $ 11,125,465,577
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Agreement with Fixed Income Clearing Corporation, 4.080% dated 11/28/25 to be repurchased at $22,957,803 on 12/1/25, collateralized by Government Agency Securities, with coupon rate
3.750% and maturity date 4/30/27, valued at $23,409,121.

Portfolio of Investments November 30, 2025
Lifecycle Index 2045
9
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.7%(a)
FIXED INCOME—13.6%
127,595,489
Nuveen Bond Index Fund, Class W $ 1,256,815,569
3,085,827
Nuveen High Yield Corporate Bond ETF 77,723,959
TOTAL FIXED INCOME 1,334,539,528
INTERNATIONAL EQUITY—29.6%
68,719,489
Nuveen Emerging Markets Equity Index Fund, Class W 970,319,184
68,940,702
Nuveen International Equity Index Fund, Class W 1,945,506,621
TOTAL INTERNATIONAL EQUITY 2,915,825,805
INTERNATIONAL FIXED INCOME—1.0%
3,830,726
Nuveen International Aggregate Bond ETF 96,668,371
TOTAL INTERNATIONAL FIXED INCOME 96,668,371
U.S. EQUITY—55.5%
113,548,020
Nuveen Equity Index Fund, Class W 5,455,982,338
TOTAL U.S. EQUITY 5,455,982,338
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $5,921,292,717) 9,803,016,042
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.2%
REPURCHASE AGREEMENT—0.2%
$20,350,000 (b) Fixed Income Clearing Corporation 4 .080% 12/01/25 20,350,000
TOTAL REPURCHASE AGREEMENT 20,350,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $20,350,000) 20,350,000
TOTAL INVESTMENTS—99.9%
(Cost $5,941,642,717) 9,823,366,042
OTHER ASSETS & LIABILITIES, NET—0.1% 10,390,697
NET ASSETS—100.0% $ 9,833,756,739
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Agreement with Fixed Income Clearing Corporation, 4.080% dated 11/28/25 to be repurchased at $20,356,919 on 12/1/25, collateralized by Government Agency Securities, with coupon rate
3.750% and maturity date 4/30/27, valued at $20,757,010.

Lifecycle Index 2050
Portfolio of Investments November 30, 2025
10
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.7%(a)
FIXED INCOME—9.5%
81,963,349
Nuveen Bond Index Fund, Class W $ 807,338,983
159,946
Nuveen High Yield Corporate Bond ETF 4,028,624
TOTAL FIXED INCOME 811,367,607
INTERNATIONAL EQUITY—31.2%
62,618,337
Nuveen Emerging Markets Equity Index Fund, Class W 884,170,921
62,637,002
Nuveen International Equity Index Fund, Class W 1,767,616,205
TOTAL INTERNATIONAL EQUITY 2,651,787,126
INTERNATIONAL FIXED INCOME—0.7%
2,473,466
Nuveen International Aggregate Bond ETF 62,417,914
TOTAL INTERNATIONAL FIXED INCOME 62,417,914
U.S. EQUITY—58.3%
103,124,288
Nuveen Equity Index Fund, Class W 4,955,122,037
TOTAL U.S. EQUITY 4,955,122,037
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $5,122,668,783) 8,480,694,684
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.2%
REPURCHASE AGREEMENT—0.2%
$17,110,000 (b) Fixed Income Clearing Corporation 4 .080% 12/01/25 17,110,000
TOTAL REPURCHASE AGREEMENT 17,110,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $17,110,000) 17,110,000
TOTAL INVESTMENTS—99.9%
(Cost $5,139,778,783) 8,497,804,684
OTHER ASSETS & LIABILITIES, NET—0.1% 4,501,815
NET ASSETS—100.0% $ 8,502,306,499
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Agreement with Fixed Income Clearing Corporation, 4.080% dated 11/28/25 to be repurchased at $17,115,817 on 12/1/25, collateralized by Government Agency Securities, with coupon rate
3.750% and maturity date 4/30/27, valued at $17,452,285.

Portfolio of Investments November 30, 2025
Lifecycle Index 2055
11
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.7%(a)
FIXED INCOME—8.2%
45,724,660
Nuveen Bond Index Fund, Class W $ 450,387,902
TOTAL FIXED INCOME 450,387,902
INTERNATIONAL EQUITY—31.7%
41,231,379
Nuveen Emerging Markets Equity Index Fund, Class W 582,187,071
41,141,613
Nuveen International Equity Index Fund, Class W 1,161,016,317
TOTAL INTERNATIONAL EQUITY 1,743,203,388
INTERNATIONAL FIXED INCOME—0.6%
1,380,550
Nuveen International Aggregate Bond ETF 34,838,179
TOTAL INTERNATIONAL FIXED INCOME 34,838,179
U.S. EQUITY—59.2%
67,702,113
Nuveen Equity Index Fund, Class W 3,253,086,531
TOTAL U.S. EQUITY 3,253,086,531
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $3,522,217,888) 5,481,516,000
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.2%
REPURCHASE AGREEMENT—0.2%
$12,120,000 (b) Fixed Income Clearing Corporation 4 .080% 12/01/25 12,120,000
TOTAL REPURCHASE AGREEMENT 12,120,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $12,120,000) 12,120,000
TOTAL INVESTMENTS—99.9%
(Cost $3,534,337,888) 5,493,636,000
OTHER ASSETS & LIABILITIES, NET—0.1% 5,753,925
NET ASSETS—100.0% $ 5,499,389,925
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Agreement with Fixed Income Clearing Corporation, 4.080% dated 11/28/25 to be repurchased at $12,124,121 on 12/1/25, collateralized by Government Agency Securities, with coupon rate
3.750% and maturity date 4/30/27, valued at $12,362,432.

Lifecycle Index 2060
Portfolio of Investments November 30, 2025
12
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.7%(a)
FIXED INCOME—7.1%
23,831,911
Nuveen Bond Index Fund, Class W $ 234,744,326
TOTAL FIXED INCOME 234,744,326
INTERNATIONAL EQUITY—32.1%
25,340,569
Nuveen Emerging Markets Equity Index Fund, Class W 357,808,836
25,269,230
Nuveen International Equity Index Fund, Class W 713,097,669
TOTAL INTERNATIONAL EQUITY 1,070,906,505
INTERNATIONAL FIXED INCOME—0.5%
717,231
Nuveen International Aggregate Bond ETF 18,099,324
TOTAL INTERNATIONAL FIXED INCOME 18,099,324
U.S. EQUITY—60.0%
41,608,499
Nuveen Equity Index Fund, Class W 1,999,288,397
TOTAL U.S. EQUITY 1,999,288,397
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $2,275,785,328) 3,323,038,552
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.3%
REPURCHASE AGREEMENT—0.3%
$10,050,000 (b) Fixed Income Clearing Corporation 4 .080% 12/01/25 10,050,000
TOTAL REPURCHASE AGREEMENT 10,050,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $10,050,000) 10,050,000
TOTAL INVESTMENTS—100.0%
(Cost $2,285,835,328) 3,333,088,552
OTHER ASSETS & LIABILITIES, NET—(0.0)% (277,730)
NET ASSETS—100.0% $ 3,332,810,822
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Agreement with Fixed Income Clearing Corporation, 4.080% dated 11/28/25 to be repurchased at $10,053,417 on 12/1/25, collateralized by Government Agency Securities, with coupon rate
3.750% and maturity date 4/30/27, valued at $10,251,096.

Portfolio of Investments November 30, 2025
Lifecycle Index 2065
13
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.6%(a)
FIXED INCOME—5.9%
4,944,894
Nuveen Bond Index Fund, Class W $ 48,707,202
TOTAL FIXED INCOME 48,707,202
INTERNATIONAL EQUITY—32.5%
6,439,435
Nuveen Emerging Markets Equity Index Fund, Class W 90,924,826
6,312,576
Nuveen International Equity Index Fund, Class W 178,140,901
TOTAL INTERNATIONAL EQUITY 269,065,727
INTERNATIONAL FIXED INCOME—0.5%
146,685
Nuveen International Aggregate Bond ETF 3,701,596
TOTAL INTERNATIONAL FIXED INCOME 3,701,596
U.S. EQUITY—60.7%
10,443,579
Nuveen Equity Index Fund, Class W 501,813,966
TOTAL U.S. EQUITY 501,813,966
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $641,590,014) 823,288,491
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.3%
REPURCHASE AGREEMENT—0.3%
$2,650,000 (b) Fixed Income Clearing Corporation 4 .080% 12/01/25 2,650,000
TOTAL REPURCHASE AGREEMENT 2,650,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,650,000) 2,650,000
TOTAL INVESTMENTS—99.9%
(Cost $644,240,014) 825,938,491
OTHER ASSETS & LIABILITIES, NET—0.1% 899,478
NET ASSETS—100.0% $ 826,837,969
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Agreement with Fixed Income Clearing Corporation, 4.080% dated 11/28/25 to be repurchased at $2,650,901 on 12/1/25, collateralized by Government Agency Securities, with coupon rate
3.750% and maturity date 4/30/27, valued at $2,703,074.

Lifecycle Index 2070
Portfolio of Investments November 30, 2025
14
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—98.7%(a)
FIXED INCOME—4.0%
20,865
Nuveen Bond Index Fund, Class W $ 205,518
TOTAL FIXED INCOME 205,518
INTERNATIONAL EQUITY—32.6%
39,696
Nuveen Emerging Markets Equity Index Fund, Class W 560,502
39,128
Nuveen International Equity Index Fund, Class W 1,104,188
TOTAL INTERNATIONAL EQUITY 1,664,690
INTERNATIONAL FIXED INCOME—1.0%
2,028
Nuveen International Aggregate Bond ETF 51,177
TOTAL INTERNATIONAL FIXED INCOME 51,177
U.S. EQUITY—61.1%
64,863
Nuveen Equity Index Fund, Class W 3,116,674
TOTAL U.S. EQUITY 3,116,674
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $4,934,670) 5,038,059
TOTAL INVESTMENTS—98.7%
(Cost $4,934,670) 5,038,059
OTHER ASSETS & LIABILITIES, NET—1.3% 65,901
NET ASSETS—100.0% $ 5,103,960
ETF Exchange Traded Fund
(a) Affiliated fund.

Statement of Assets and Liabilities
See Notes to Financial Statements
16
November 30, 2025 (Unaudited)
14.1
Lifecycle Index Retirement
Income
14.2
Lifecycle Index 2010
14.3
Lifecycle Index 2015
ASSETS
Affiliated investments, at value
‡
$ 843,246,026 $ 659,288,220 $ 1,008,267,719
Short-term investments, at value
#
390,000 1,530,000 1,860,000
Cash 5,982 10,899 1,751
Receivables:
Dividends 1,219,950 1,070,047 1,467,117
Interest 133 520 632
Investments sold 626,455 100,139 285,943
Reimbursement from Adviser 59,646 43,904 67,678
Shares sold 737,468 253,277 165,375
Other 70,628 90,158 128,162
Total assets 846,356,288 662,387,164 1,012,244,377
LIABILITIES
Due to affiliates 4,444 4,313 4,652
Payables:
Management fees 114,042 89,044 136,033
Investments purchased - regular settlement 14,235 956,089 948,512
Shares redeemed 856,375 160,188 476,666
Service agreement fees 8,974 9,151 13,914
Accrued expenses:
Custodian fees 7,107 7,089 7,137
Professional fees 7,338 7,357 7,320
Shareholder reporting expenses 21,326 23,594 26,559
Shareholder servicing agent fees 7,802 5,640 6,382
Trustees fees 31,146 51,983 89,943
12b-1 distribution and service fees 444 2,449 3,575
Other 14,310 12,988 15,898
Total liabilities 1,087,543 1,329,885 1,736,591
Net assets $ 845,268,745 $ 661,057,279 $ 1,010,507,786
NET ASSETS CONSIST OF:
Paid-in capital $ 691,755,817 $ 504,622,486 $ 727,342,172
Total distributable earnings (loss) 153,512,928 156,434,793 283,165,614
Net assets $ 845,268,745 $ 661,057,279 $ 1,010,507,786
‡
Affiliated investments, cost $ 656,329,410 $ 503,214,793 $ 739,235,742
#
Short-term investments, cost $ 390,000 $ 1,530,000 $ 1,860,000
CLASS I:
Net assets $ 2,075,899 $ 1,194,880 $ 2,053,949
Shares outstanding 117,415 65,616 107,280
Net asset value ("NAV") and offering price per share $ 17 .68 $ 18 .21 $ 19 .15
PREMIER CLASS:
Net assets $ 3,621,756 $ 19,750,879 $ 29,124,356
Shares outstanding 204,851 1,091,170 1,531,234
NAV and offering price per share $ 17 .68 $ 18 .10 $ 19 .02
CLASS R6:
Net assets $ 797,123,569 $ 595,522,513 $ 911,032,365
Shares outstanding 45,035,860 32,742,890 47,602,658
NAV and offering price per share $ 17 .70 $ 18 .19 $ 19 .14
RETIREMENT CLASS:
Net assets $ 42,447,521 $ 44,589,007 $ 68,297,116
Shares outstanding 2,404,046 2,480,511 3,605,250
NAV and offering price per share $ 17 .66 $ 17 .98 $ 18 .94
Authorized shares - per class Unlimited Unlimited Unlimited
Par value per share $ 0 .0001 $ 0 .0001 $ 0 .0001

See Notes to Financial Statements
17
14.4
Lifecycle Index 2020
14.5
Lifecycle Index 2025
14.6
Lifecycle Index 2030
14.7
Lifecycle Index 2035
14.8
Lifecycle Index 2040
14.9
Lifecycle Index 2045
15.01
Lifecycle Index 2050
$ 3,023,196,586 $ 6,255,408,353 $ 9,546,506,552 $ 10,593,505,786 $ 11,097,696,256 $ 9,803,016,042 $ 8,480,694,684
4,980,000 10,780,000 13,560,000 20,930,000 22,950,000 20,350,000 17,110,000
5,531 12,222 20,198 18,033 14,575 7,650 12,947
4,137,606 8,050,817 10,670,460 10,013,361 7,301,269 4,187,786 2,671,548
1,693 3,665 4,610 7,116 7,803 6,919 5,817
1,433,508 2,589,210 668,850 – – 349,446 1,644,633
186,882 369,072 524,705 539,527 520,614 455,153 382,510
1,696,409 2,619,538 5,025,828 6,685,165 5,291,179 9,069,392 6,296,141
228,646 257,091 300,841 294,433 317,703 218,125 174,204
3,035,866,861 6,280,089,968 9,577,282,044 10,631,993,421 11,134,099,399 9,837,660,513 8,508,992,484
6,643 9,652 12,497 13,406 14,043 12,667 11,456
399,372 806,684 1,198,856 1,295,683 1,321,658 1,166,649 1,011,221
2,590,094 4,998,067 – 3,495,792 1,823,137 – –
1,146,314 4,971,020 3,914,842 3,876,936 4,824,544 2,218,031 5,243,258
32,502 65,366 94,314 88,797 87,764 76,713 63,899
7,104 7,158 7,126 7,130 7,166 7,121 7,100
7,096 6,740 6,389 6,278 6,226 6,369 6,512
58,152 87,864 123,886 128,379 119,337 110,146 95,327
10,396 13,935 17,472 16,955 18,147 18,117 17,985
192,870 269,766 318,842 313,850 338,364 235,689 189,263
9,612 17,637 24,993 30,671 30,945 23,634 16,708
33,011 13,268 35,057 36,749 42,491 28,638 23,256
4,493,166 11,267,157 5,754,274 9,310,626 8,633,822 3,903,774 6,685,985
$ 3,031,373,695 $ 6,268,822,811 $ 9,571,527,770 $ 10,622,682,795 $ 11,125,465,577 $ 9,833,756,739 $ 8,502,306,499
$ 2,139,786,672 $ 4,411,868,220 $ 6,580,437,647 $ 7,022,975,880 $ 6,731,373,795 $ 6,012,885,911 $ 5,199,827,256
891,587,023 1,856,954,591 2,991,090,123 3,599,706,915 4,394,091,782 3,820,870,828 3,302,479,243
$ 3,031,373,695 $ 6,268,822,811 $ 9,571,527,770 $ 10,622,682,795 $ 11,125,465,577 $ 9,833,756,739 $ 8,502,306,499
$ 2,186,409,089 $ 4,478,474,062 $ 6,562,960,802 $ 6,953,418,979 $ 6,680,269,629 $ 5,921,292,717 $ 5,122,668,783
$ 4,980,000 $ 10,780,000 $ 13,560,000 $ 20,930,000 $ 22,950,000 $ 20,350,000 $ 17,110,000
$ 11,879,159 $ 26,091,952 $ 48,109,842 $ 40,400,177 $ 42,255,108 $ 46,536,772 $ 34,606,781
556,447 1,073,147 1,731,544 1,298,606 1,223,280 1,266,733 918,983
$ 21 .35 $ 24 .31 $ 27 .78 $ 31 .11 $ 34 .54 $ 36 .74 $ 37 .66
$ 77,765,375 $ 140,553,476 $ 203,204,432 $ 249,586,477 $ 251,660,703 $ 192,927,839 $ 136,303,397
3,664,018 5,805,121 7,354,058 8,069,574 7,331,868 5,276,784 3,639,695
$ 21 .22 $ 24 .21 $ 27 .63 $ 30 .93 $ 34 .32 $ 36 .56 $ 37 .45
$ 2,786,145,378 $ 5,787,668,973 $ 8,866,430,739 $ 9,901,738,108 $ 10,408,335,441 $ 9,223,450,383 $ 8,024,731,453
130,409,465 237,660,877 318,664,225 317,803,199 301,023,583 250,621,140 212,761,352
$ 21 .36 $ 24 .35 $ 27 .82 $ 31 .16 $ 34 .58 $ 36 .80 $ 37 .72
$ 155,583,783 $ 314,508,410 $ 453,782,757 $ 430,958,033 $ 423,214,325 $ 370,841,745 $ 306,664,868
7,362,312 13,066,960 16,507,694 14,005,455 12,385,817 10,202,430 8,237,855
$ 21 .13 $ 24 .07 $ 27 .49 $ 30 .77 $ 34 .17 $ 36 .35 $ 37 .23
Unlimited Unlimited Unlimited Unlimited Unlimited Unlimited Unlimited
$ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements
18
(continued)
(continued)
Statement of Assets and Liabilities
(continued)
November 30, 2025 (Unaudited)
15.1
Lifecycle Index 2055
15.2
Lifecycle Index 2060
15.3
Lifecycle Index 2065
ASSETS
Affiliated investments, at value
‡
$ 5,481,516,000 $ 3,323,038,552 $ 823,288,491
Short-term investments, at value
#
12,120,000 10,050,000 2,650,000
Cash 9,894 9,504 1,200
Receivables:
Dividends 1,489,402 774,512 158,970
Interest 4,121 3,417 901
Investments sold 2,834,641 282,416 50,750
Reimbursement from Adviser 280,978 197,893 60,611
Shares sold 6,066,541 3,833,755 1,787,750
Other 87,105 83,663 43,548
Total assets 5,504,408,682 3,338,273,712 828,042,221
LIABILITIES
Due to affiliates 8,569 6,543 4,319
Payables:
Management fees 652,288 394,636 96,830
Investments purchased - regular settlement 2,620,249 2,744,257 789,746
Shares redeemed 1,437,113 2,077,930 220,030
Service agreement fees 38,208 22,647 4,143
Accrued expenses:
Custodian fees 7,162 7,137 7,154
Professional fees 6,839 7,073 7,344
Shareholder reporting expenses 95,529 102,396 50,347
Shareholder servicing agent fees 16,971 16,982 5,107
Trustees fees 96,367 45,313 5,971
12b-1 distribution and service fees 7,686 5,506 768
Other 31,776 32,470 12,493
Total liabilities 5,018,757 5,462,890 1,204,252
Net assets $ 5,499,389,925 $ 3,332,810,822 $ 826,837,969
NET ASSETS CONSIST OF:
Paid-in capital $ 3,581,677,277 $ 2,312,553,923 $ 646,891,254
Total distributable earnings (loss) 1,917,712,648 1,020,256,899 179,946,715
Net assets $ 5,499,389,925 $ 3,332,810,822 $ 826,837,969
‡
Affiliated investments, cost $ 3,522,217,888 $ 2,275,785,328 $ 641,590,014
#
Short-term investments, cost $ 12,120,000 $ 10,050,000 $ 2,650,000
CLASS I:
Net assets $ 32,712,550 $ 21,625,938 $ 8,314,767
Shares outstanding 1,071,755 910,531 493,552
Net asset value ("NAV") and offering price per share $ 30 .52 $ 23 .75 $ 16 .85
PREMIER CLASS:
Net assets $ 62,647,344 $ 44,607,694 $ 6,483,861
Shares outstanding 2,058,859 1,884,260 385,766
NAV and offering price per share $ 30 .43 $ 23 .67 $ 16 .81
CLASS R6:
Net assets $ 5,220,730,041 $ 3,157,241,664 $ 791,812,665
Shares outstanding 170,806,308 132,845,839 46,412,154
NAV and offering price per share $ 30 .57 $ 23 .77 $ 17 .06
RETIREMENT CLASS:
Net assets $ 183,299,990 $ 109,335,526 $ 20,226,676
Shares outstanding 6,046,246 4,632,983 1,203,553
NAV and offering price per share $ 30 .32 $ 23 .60 $ 16 .81
Authorized shares - per class Unlimited Unlimited Unlimited
Par value per share $ 0 .0001 $ 0 .0001 $ 0 .0001

See Notes to Financial Statements
19
15.4
Lifecycle Index 2070
$ 5,038,059
–
9,353
672
–
3,574
25,000
–
54,744
5,131,402
5,546
607
–
–
103
1,206
8,895
6,619
1,576
42
62
2,786
27,442
$ 5,103,960
$ 5,000,000
103,960
$ 5,103,960
$ 4,934,670
$ –
$ 510,315
50,000
$ 10 .21
$ 510,315
50,000
$ 10 .21
$ 3,573,100
350,000
$ 10 .21
$ 510,230
50,000
$ 10 .20
Unlimited
$ 0 .0001

Statement of Operations
See Notes to Financial Statements
20
Six Months Ended November 30, 2025 (Unaudited)
14.1
Lifecycle Index Retirement
Income
14.2
Lifecycle Index 2010
14.3
Lifecycle Index 2015
INVESTMENT INCOME
Dividends from affiliated investments $ 9,662,051 $ 8,583,941 $ 11,960,171
Interest 26,909 13,675 17,261
Total investment income 9,688,960 8,597,616 11,977,432
EXPENSES
Management fees 700,403 568,952 863,351
12b-1 distribution and service fees — Premier Class 2,677 14,864 21,843
Shareholder servicing agent fees — Class I 847 160 255
Shareholder servicing agent fees — Premier Class 81 49 78
Shareholder servicing agent fees — Class R6 14,992 11,458 13,020
Shareholder servicing agent fees — Retirement Class 51,062 55,338 86,442
Administrative service fees 12,053 11,602 12,432
Trustees fees 4,242 3,522 5,254
Custodian expenses 3,867 3,854 3,880
Professional fees 7,750 7,686 7,807
Registration fees 9,008 8,253 8,441
Shareholder reporting expenses 15,107 14,426 11,598
Other 43,867 38,744 51,013
Total expenses 865,956 738,908 1,085,414
Expenses reimbursed by the investment adviser (80,443) (73,732) (75,893)
Fee waiver by investment adviser (335,028) (270,576) (402,620)
Net expenses 450,485 394,600 606,901
Net investment income (loss) 9,238,475 8,203,016 11,370,531
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Affiliated investments (3,547,078) 11,831,643 27,878,146
Net realized gain (loss) (3,547,078) 11,831,643 27,878,146
Change in unrealized appreciation (depreciation) on:
Affiliated investments 60,611,213 30,238,536 42,926,960
Net change in unrealized appreciation (depreciation) 60,611,213 30,238,536 42,926,960
Net realized and unrealized gain (loss) 57,064,135 42,070,179 70,805,106
Net increase (decrease) in net assets from operations $ 66,302,610 $ 50,273,195 $ 82,175,637

See Notes to Financial Statements
21
14.4
Lifecycle Index
2020
14.5
Lifecycle Index
2025
14.6
Lifecycle Index
2030
14.7
Lifecycle Index
2035
14.8
Lifecycle Index
2040
14.9
Lifecycle Index
2045
15.01
Lifecycle Index
2050
15.1
Lifecycle Index
2055
$ 32,936,270 $ 60,622,758 $ 75,717,674 $ 67,206,083 $ 45,584,122 $ 25,440,336 $ 15,797,526 $ 8,752,928
49,890 114,848 232,078 276,511 283,223 262,790 226,750 162,068
32,986,160 60,737,606 75,949,752 67,482,594 45,867,345 25,703,126 16,024,276 8,914,996
2,547,979 5,069,260 7,373,342 7,923,117 8,096,696 7,035,955 6,072,380 3,864,667
57,392 107,127 147,224 180,788 182,730 137,335 97,086 44,678
1,414 2,996 5,593 4,390 4,662 4,793 3,784 3,453
94 131 186 181 183 176 131 132
20,793 27,078 31,700 32,853 35,432 35,249 36,145 33,899
205,911 405,401 571,091 539,296 529,714 459,049 385,666 231,451
17,651 25,657 33,667 36,291 37,790 34,248 31,048 23,372
15,888 32,170 48,070 53,040 56,153 48,823 42,330 26,867
3,857 3,898 3,887 3,873 3,912 3,876 3,855 3,883
8,538 9,648 10,740 11,094 11,300 10,803 10,358 9,297
7,894 9,949 7,893 6,582 6,798 8,611 10,513 13,006
13,355 8,989 24,930 27,558 12,932 21,620 20,898 46,333
127,276 242,757 354,410 385,932 402,502 357,776 314,385 206,490
3,028,042 5,945,061 8,612,733 9,204,995 9,380,804 8,158,314 7,028,579 4,507,528
(103,702) (136,178) (184,979) (197,541) (191,335) (189,501) (180,952) (179,086)
(1,149,339) (2,196,792) (3,079,590) (3,177,228) (3,076,632) (2,673,562) (2,272,110) (1,447,282)
1,775,001 3,612,091 5,348,164 5,830,226 6,112,837 5,295,251 4,575,517 2,881,160
31,211,159 57,125,515 70,601,588 61,652,368 39,754,508 20,407,875 11,448,759 6,033,836
79,968,410 117,281,248 55,606,212 27,783,526 74,941,714 33,952,593 33,541,819 11,402,959
79,968,410 117,281,248 55,606,212 27,783,526 74,941,714 33,952,593 33,541,819 11,402,959
153,461,703 396,387,982 797,211,596 1,012,489,554 1,174,933,703 1,138,588,584 1,017,013,791 663,142,601
153,461,703 396,387,982 797,211,596 1,012,489,554 1,174,933,703 1,138,588,584 1,017,013,791 663,142,601
233,430,113 513,669,230 852,817,808 1,040,273,080 1,249,875,417 1,172,541,177 1,050,555,610 674,545,560
$ 264,641,272 $ 570,794,745 $ 923,419,396 $ 1,101,925,448 $ 1,289,629,925 $ 1,192,949,052 $ 1,062,004,369 $ 680,579,396

Statement of Operations
(continued)
See Notes to Financial Statements
22
(continued)
(continued)
Statement of Operations
(continued)
Six Months Ended November 30, 2025 (Unaudited)
15.2
Lifecycle Index 2060
15.3
Lifecycle Index 2065
15.4
Lifecycle Index 2070
(a)
INVESTMENT INCOME
Dividends from affiliated investments $ 4,473,351 $ 872,363 $ 1,365
Interest 110,317 41,651 4
Total investment income 4,583,668 914,014 1,369
EXPENSES
Management fees 2,300,394 537,224 1,234
12b-1 distribution and service fees — Premier Class 31,605 4,177 126
Shareholder servicing agent fees — Class I 2,293 87 382
Shareholder servicing agent fees — Premier Class 101 49 381
Shareholder servicing agent fees — Class R6 36,048 10,854 420
Shareholder servicing agent fees — Retirement Class 133,413 23,160 603
Administrative service fees 17,933 11,814 5,546
Trustees fees 15,917 3,706 38
Custodian expenses 3,878 3,902 1,206
Professional fees 8,550 7,712 8,896
Registration fees 9,488 8,399 20,089
Shareholder reporting expenses 74,022 47,688 9,251
Other 128,931 39,571 3,978
Total expenses 2,762,573 698,343 52,150
Expenses reimbursed by the investment adviser (185,063) (108,165) (50,353)
Fee waiver by investment adviser (862,186) (203,825) (480)
Net expenses 1,715,324 386,353 1,317
Net investment income (loss) 2,868,344 527,661 52
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Affiliated investments 3,212,923 772,081 519
Net realized gain (loss) 3,212,923 772,081 519
Change in unrealized appreciation (depreciation) on:
Affiliated investments 401,350,685 93,652,977 103,389
Net change in unrealized appreciation (depreciation) 401,350,685 93,652,977 103,389
Net realized and unrealized gain (loss) 404,563,608 94,425,058 103,908
Net increase (decrease) in net assets from operations $ 407,431,952 $ 94,952,719 $ 103,960
(a)
For the period September 30, 2025 (commencement of operations) through November 30, 2025.

Statement of Changes in Net Assets
See Notes to Financial Statements
24
14.1
Lifecycle Index Retirement Income
14.2
Lifecycle Index 2010
Unaudited
Six Months Ended
11/30/25
Year Ended
5/31/25
Unaudited
Six Months Ended
11/30/25
Year Ended
5/31/25
OPERATIONS
Net investment income (loss) $ 9,238,475 $ 21,061,145 $ 8,203,016 $ 19,708,913
Net realized gain (loss) (3,547,078) 8,642,743 11,831,643 8,595,249
Net change in unrealized appreciation
(depreciation) 60,611,213 30,549,753 30,238,536 23,288,661
Net increase (decrease) in net assets from
operations 66,302,610 60,253,641 50,273,195 51,592,823
DISTRIBUTIONS TO SHAREHOLDERS – – – –
Dividends:
Class I (23,830) (117,405) – (63,151)
Premier Class (37,504) (169,007) – (1,082,179)
Class R6 (8,634,160) (34,079,677) – (35,269,602)
Retirement Class (396,531) (1,777,446) – (3,166,503)
Total distributions (9,092,025) (36,143,535) – (39,581,435)
FUND SHARE TRANSACTIONS
Subscriptions 153,344,310 291,021,152 51,674,752 151,595,921
Reinvestments of distributions 8,179,617 32,356,472 – 38,618,995
Redemptions (146,098,283) (279,862,514) (99,203,607) (173,126,796)
Net increase (decrease) from Fund share
transactions 15,425,644 43,515,110 (47,528,855) 17,088,120
Net increase (decrease) in net assets 72,636,229 67,625,216 2,744,340 29,099,508
Net assets at the beginning of period 772,632,516 705,007,300 658,312,939 629,213,431
Net assets at the end of period $ 845,268,745 $ 772,632,516 $ 661,057,279 $ 658,312,939

See Notes to Financial Statements
25
14.3
Lifecycle Index 2015
14.4
Lifecycle Index 2020
14.5
Lifecycle Index 2025
14.6
Lifecycle Index 2030
Unaudited
Six Months Ended
11/30/25
Year Ended
5/31/25
Unaudited
Six Months Ended
11/30/25
Year Ended
5/31/25
Unaudited
Six Months Ended
11/30/25
Year Ended
5/31/25
Unaudited
Six Months Ended
11/30/25
Year Ended
5/31/25
$ 11,370,531 $ 30,237,872 $ 31,211,159 $ 86,426,109 $ 57,125,515 $ 163,880,170 $ 70,601,588 $ 216,661,330
27,878,146 28,235,099 79,968,410 74,471,482 117,281,248 117,299,924 55,606,212 75,441,961
42,926,960 28,005,958 153,461,703 104,194,088 396,387,982 259,274,376 797,211,596 507,666,487
82,175,637 86,478,929 264,641,272 265,091,679 570,794,745 540,454,470 923,419,396 799,769,778
– – – – – – – –
– (88,784) – (498,250) – (1,003,354) – (1,182,128)
– (2,068,961) – (4,616,954) – (7,179,439) – (5,945,242)
– (67,904,425) – (181,210,212) – (303,398,019) – (273,631,618)
– (5,598,328) – (11,760,622) – (18,513,073) – (14,885,398)
– (75,660,498) – (198,086,038) – (330,093,885) – (295,644,386)
66,111,034 172,676,982 187,883,913 478,699,383 468,740,324 1,108,526,763 802,097,622 1,686,687,488
– 73,233,137 – 187,563,849 – 309,535,961 – 279,825,532
(140,268,760) (301,583,382) (431,684,539) (806,495,302) (800,987,073) (1,550,158,915) (980,848,202) (1,662,264,742)
(74,157,726) (55,673,263) (243,800,626) (140,232,070) (332,246,749) (132,096,191) (178,750,580) 304,248,278
8,017,911 (44,854,832) 20,840,646 (73,226,429) 238,547,996 78,264,394 744,668,816 808,373,670
1,002,489,875 1,047,344,707 3,010,533,049 3,083,759,478 6,030,274,815 5,952,010,421 8,826,858,954 8,018,485,284
$ 1,010,507,786 $ 1,002,489,875 $ 3,031,373,695 $ 3,010,533,049 $ 6,268,822,811 $ 6,030,274,815 $ 9,571,527,770 $ 8,826,858,954

Statement of Changes in Net Assets
(continued)
See Notes to Financial Statements
26
(continued)
(continued)
(continued)
Statement of Changes in Net Assets
(continued)
14.7
Lifecycle Index 2035
14.8
Lifecycle Index 2040
Unaudited
Six Months Ended
11/30/25
Year Ended
5/31/25
Unaudited
Six Months Ended
11/30/25
Year Ended
5/31/25
OPERATIONS
Net investment income (loss) $ 61,652,368 $ 217,203,751 $ 39,754,508 $ 208,973,775
Net realized gain (loss) 27,783,526 69,096,194 74,941,714 63,695,673
Net change in unrealized appreciation
(depreciation) 1,012,489,554 617,653,961 1,174,933,703 751,492,485
Net increase (decrease) in net assets from
operations 1,101,925,448 903,953,906 1,289,629,925 1,024,161,933
DISTRIBUTIONS TO SHAREHOLDERS – – – –
Dividends:
Class I – (813,802) – (651,409)
Premier Class – (5,989,524) – (4,840,887)
Class R6 – (253,729,318) – (218,138,231)
Retirement Class – (11,900,721) – (9,014,779)
Total distributions – (272,433,365) – (232,645,306)
FUND SHARE TRANSACTIONS
Subscriptions 911,702,065 1,806,236,316 817,625,526 1,756,021,929
Reinvestments of distributions – 258,157,477 – 223,656,958
Redemptions (1,040,221,295) (1,504,510,809) (1,188,736,971) (1,438,406,436)
Net increase (decrease) from Fund share
transactions (128,519,230) 559,882,984 (371,111,445) 541,272,451
Net increase (decrease) in net assets 973,406,218 1,191,403,525 918,518,480 1,332,789,078
Net assets at the beginning of period 9,649,276,577 8,457,873,052 10,206,947,097 8,874,158,019
Net assets at the end of period $ 10,622,682,795 $ 9,649,276,577 $ 11,125,465,577 $ 10,206,947,097

See Notes to Financial Statements
27
14.9
Lifecycle Index 2045
15.01
Lifecycle Index 2050
15.1
Lifecycle Index 2055
15.2
Lifecycle Index 2060
Unaudited
Six Months Ended
11/30/25
Year Ended
5/31/25
Unaudited
Six Months Ended
11/30/25
Year Ended
5/31/25
Unaudited
Six Months Ended
11/30/25
Year Ended
5/31/25
Unaudited
Six Months Ended
11/30/25
Year Ended
5/31/25
$ 20,407,875 $ 167,502,352 $ 11,448,759 $ 138,659,077 $ 6,033,836 $ 84,437,383 $ 2,868,344 $ 47,534,725
33,952,593 19,773,083 33,541,819 8,259,521 11,402,959 (3,468,689) 3,212,923 (1,546,987)
1,138,588,584 722,367,306 1,017,013,791 648,549,037 663,142,601 410,171,669 401,350,685 237,114,145
1,192,949,052 909,642,741 1,062,004,369 795,467,635 680,579,396 491,140,363 407,431,952 283,101,883
– – – – – – – –
– (613,058) – (499,834) – (416,694) – (279,754)
– (3,279,927) – (2,272,007) – (998,833) – (646,601)
– (174,404,153) – (144,424,672) – (86,948,304) – (48,633,549)
– (6,929,507) – (5,627,412) – (3,326,374) – (1,767,146)
– (185,226,645) – (152,823,925) – (91,690,205) – (51,327,050)
854,039,063 1,685,678,833 760,710,064 1,554,428,479 627,767,876 1,211,338,705 494,998,384 916,864,515
– 176,964,444 – 146,386,863 – 87,358,025 – 48,792,262
(1,005,812,408) (1,213,874,110) (918,910,538) (1,009,906,407) (577,616,920) (677,868,661) (359,768,444) (485,389,715)
(151,773,345) 648,769,167 (158,200,474) 690,908,935 50,150,956 620,828,069 135,229,940 480,267,062
1,041,175,707 1,373,185,263 903,803,895 1,333,552,645 730,730,352 1,020,278,227 542,661,892 712,041,895
8,792,581,032 7,419,395,769 7,598,502,604 6,264,949,959 4,768,659,573 3,748,381,346 2,790,148,930 2,078,107,035
$ 9,833,756,739 $ 8,792,581,032 $ 8,502,306,499 $ 7,598,502,604 $ 5,499,389,925 $ 4,768,659,573 $ 3,332,810,822 $ 2,790,148,930

Statement of Changes in Net Assets
(continued)
See Notes to Financial Statements
28
(continued)
Statement of Changes in Net Assets
(continued)
15.3
Lifecycle Index 2065
15.4
Lifecycle Index 2070
Unaudited
Six Months Ended
11/30/25
Year Ended
5/31/25
Unaudited
For the Period
9/30/25
(commencement of operations)
through
11/30/25
OPERATIONS
Net investment income (loss) $ 527,661 $ 8,927,243 $ 52
Net realized gain (loss) 772,081 (303,102) 519
Net change in unrealized appreciation (depreciation) 93,652,977 44,805,580 103,389
Net increase (decrease) in net assets from operations 94,952,719 53,429,721 103,960
DISTRIBUTIONS TO SHAREHOLDERS – – –
Dividends:
Class I – (77,380) –
Premier Class – (64,806) –
Class R6 – (9,175,272) –
Retirement Class – (241,122) –
Total distributions – (9,558,580) –
FUND SHARE TRANSACTIONS
Subscriptions 207,459,634 318,780,874 5,000,020
Reinvestments of distributions – 9,305,846 –
Redemptions (88,822,891) (97,733,433) (20)
Net increase (decrease) from Fund share transactions 118,636,743 230,353,287 5,000,000
Net increase (decrease) in net assets 213,589,462 274,224,428 5,103,960
Net assets at the beginning of period 613,248,507 339,024,079 –
Net assets at the end of period $ 826,837,969 $ 613,248,507 $ 5,103,960

Financial Highlights
See Notes to Financial Statements
30
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss)
(b)
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
14.1
Lifecycle Index Retirement Income
Class I:
11/30/25
(e)
$ 16 .49 $ 0 .19 $ 1 .19 $ 1 .38 $ ( 0 .19 ) $ — $ ( 0 .19 ) $ 17 .68
5/31/25 15 .99 0 .48 0 .87 1 .35 ( 0 .49 ) ( 0 .36 ) ( 0 .85 ) 16 .49
5/31/24 14 .90 0 .43 1 .08 1 .51 ( 0 .41 ) ( 0 .01 ) ( 0 .42 ) 15 .99
5/31/23 15 .47 0 .37 ( 0 .46 ) ( 0 .09 ) ( 0 .36 ) ( 0 .12 ) ( 0 .48 ) 14 .90
5/31/22 17 .19 0 .35 ( 1 .38 ) ( 1 .03 ) ( 0 .36 ) ( 0 .33 ) ( 0 .69 ) 15 .47
5/31/21 15 .10 0 .24 2 .18 2 .42 ( 0 .28 ) ( 0 .05 ) ( 0 .33 ) 17 .19
Premier Class:
11/30/25
(e)
16 .49 0 .18 1 .19 1 .37 ( 0 .18 ) — ( 0 .18 ) 17 .68
5/31/25 15 .98 0 .46 0 .88 1 .34 ( 0 .47 ) ( 0 .36 ) ( 0 .83 ) 16 .49
5/31/24 14 .89 0 .42 1 .08 1 .50 ( 0 .40 ) ( 0 .01 ) ( 0 .41 ) 15 .98
5/31/23 15 .46 0 .37 ( 0 .46 ) ( 0 .09 ) ( 0 .36 ) ( 0 .12 ) ( 0 .48 ) 14 .89
5/31/22 17 .18 0 .41 ( 1 .45 ) ( 1 .04 ) ( 0 .35 ) ( 0 .33 ) ( 0 .68 ) 15 .46
5/31/21 15 .09 0 .27 2 .14 2 .41 ( 0 .27 ) ( 0 .05 ) ( 0 .32 ) 17 .18
Class R6:
11/30/25
(e)
16 .51 0 .19 1 .19 1 .38 ( 0 .19 ) — ( 0 .19 ) 17 .70
5/31/25 16 .00 0 .48 0 .89 1 .37 ( 0 .50 ) ( 0 .36 ) ( 0 .86 ) 16 .51
5/31/24 14 .90 0 .44 1 .10 1 .54 ( 0 .43 ) ( 0 .01 ) ( 0 .44 ) 16 .00
5/31/23 15 .48 0 .39 ( 0 .47 ) ( 0 .08 ) ( 0 .38 ) ( 0 .12 ) ( 0 .50 ) 14 .90
5/31/22 17 .20 0 .36 ( 1 .37 ) ( 1 .01 ) ( 0 .38 ) ( 0 .33 ) ( 0 .71 ) 15 .48
5/31/21 15 .10 0 .28 2 .16 2 .44 ( 0 .29 ) ( 0 .05 ) ( 0 .34 ) 17 .20
Retirement Class:
11/30/25
(e)
16 .47 0 .17 1 .19 1 .36 ( 0 .17 ) — ( 0 .17 ) 17 .66
5/31/25 15 .96 0 .44 0 .89 1 .33 ( 0 .46 ) ( 0 .36 ) ( 0 .82 ) 16 .47
5/31/24 14 .87 0 .40 1 .09 1 .49 ( 0 .39 ) ( 0 .01 ) ( 0 .40 ) 15 .96
5/31/23 15 .44 0 .35 ( 0 .46 ) ( 0 .11 ) ( 0 .34 ) ( 0 .12 ) ( 0 .46 ) 14 .87
5/31/22 17 .16 0 .32 ( 1 .38 ) ( 1 .06 ) ( 0 .33 ) ( 0 .33 ) ( 0 .66 ) 15 .44
5/31/21 15 .07 0 .24 2 .16 2 .40 ( 0 .26 ) ( 0 .05 ) ( 0 .31 ) 17 .16
(a)
Based on average shares outstanding.
(b)
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
(c)
Total returns are not annualized.
(d)
The Fund's ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds.
(e)
Unaudited
(f)
Annualized.

See Notes to Financial Statements
31
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(c)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
(d)
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
8 .44% $ 2,076 0 .27%
(f)
0 .18%
(f)
2 .18%
(f)
17%
8 .59 2,320 0 .22 0 .11 2 .92 23
10 .27 2,418 0 .32 0 .20 2 .79 19
( 0 .45 ) 2,312 0 .31 0 .19 2 .52 24
( 6 .30 ) 2,699 0 .33 0 .20 2 .08 24
16 .16 2,242 0 .34 0 .20 1 .49 23
8 .36 3,622 0 .35
(f)
0 .25
(f)
2 .11
(f)
17
8 .53 3,429 0 .37 0 .25 2 .80 23
10 .20 3,307 0 .37 0 .25 2 .72 19
( 0 .48 ) 3,277 0 .37 0 .25 2 .53 24
( 6 .36 ) 3,993 0 .38 0 .25 2 .37 24
16 .12 25,449 0 .38 0 .25 1 .63 23
8 .43 797,124 0 .20
(f)
0 .10
(f)
2 .26
(f)
17
8 .68 729,237 0 .22 0 .10 2 .93 23
10 .43 664,434 0 .22 0 .10 2 .86 19
( 0 .40 ) 574,299 0 .22 0 .10 2 .62 24
( 6 .20 ) 557,296 0 .23 0 .10 2 .13 24
16 .36 547,545 0 .23 0 .10 1 .69 23
8 .32 42,448 0 .44
(f)
0 .35
(f)
2 .00
(f)
17
8 .43 37,647 0 .47 0 .35 2 .72 23
10 .11 34,847 0 .47 0 .35 2 .59 19
( 0 .60 ) 36,227 0 .47 0 .35 2 .36 24
( 6 .45 ) 40,901 0 .48 0 .35 1 .90 24
16 .04 48,346 0 .48 0 .35 1 .45 23

Financial Highlights
(continued)
See Notes to Financial Statements
32
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss)
(b)
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
14.2
Lifecycle Index 2010
Class I:
11/30/25
(e)
$ 16 .89 $ 0 .22 $ 1 .10 $ 1 .32 $ — $ — $ — $ 18 .21
5/31/25 16 .58 0 .50 0 .86 1 .36 ( 0 .50 ) ( 0 .55 ) ( 1 .05 ) 16 .89
5/31/24 15 .63 0 .44 1 .04 1 .48 ( 0 .41 ) ( 0 .12 ) ( 0 .53 ) 16 .58
5/31/23 16 .24 0 .39 ( 0 .49 ) ( 0 .10 ) ( 0 .38 ) ( 0 .13 ) ( 0 .51 ) 15 .63
5/31/22 18 .13 0 .36 ( 1 .40 ) ( 1 .04 ) ( 0 .37 ) ( 0 .48 ) ( 0 .85 ) 16 .24
5/31/21 15 .97 0 .22 2 .35 2 .57 ( 0 .30 ) ( 0 .11 ) ( 0 .41 ) 18 .13
Premier Class:
11/30/25
(e)
16 .80 0 .20 1 .10 1 .30 — — — 18 .10
5/31/25 16 .51 0 .49 0 .85 1 .34 ( 0 .50 ) ( 0 .55 ) ( 1 .05 ) 16 .80
5/31/24 15 .58 0 .45 1 .01 1 .46 ( 0 .41 ) ( 0 .12 ) ( 0 .53 ) 16 .51
5/31/23 16 .18 0 .38 ( 0 .48 ) ( 0 .10 ) ( 0 .37 ) ( 0 .13 ) ( 0 .50 ) 15 .58
5/31/22 18 .06 0 .37 ( 1 .42 ) ( 1 .05 ) ( 0 .35 ) ( 0 .48 ) ( 0 .83 ) 16 .18
5/31/21 15 .92 0 .27 2 .26 2 .53 ( 0 .28 ) ( 0 .11 ) ( 0 .39 ) 18 .06
Class R6:
11/30/25
(e)
16 .87 0 .22 1 .10 1 .32 — — — 18 .19
5/31/25 16 .58 0 .52 0 .84 1 .36 ( 0 .52 ) ( 0 .55 ) ( 1 .07 ) 16 .87
5/31/24 15 .63 0 .46 1 .04 1 .50 ( 0 .43 ) ( 0 .12 ) ( 0 .55 ) 16 .58
5/31/23 16 .24 0 .41 ( 0 .50 ) ( 0 .09 ) ( 0 .39 ) ( 0 .13 ) ( 0 .52 ) 15 .63
5/31/22 18 .13 0 .38 ( 1 .41 ) ( 1 .03 ) ( 0 .38 ) ( 0 .48 ) ( 0 .86 ) 16 .24
5/31/21 15 .97 0 .30 2 .28 2 .58 ( 0 .31 ) ( 0 .11 ) ( 0 .42 ) 18 .13
Retirement Class:
11/30/25
(e)
16 .69 0 .19 1 .10 1 .29 — — — 17 .98
5/31/25 16 .41 0 .49 0 .82 1 .31 ( 0 .48 ) ( 0 .55 ) ( 1 .03 ) 16 .69
5/31/24 15 .48 0 .42 1 .02 1 .44 ( 0 .39 ) ( 0 .12 ) ( 0 .51 ) 16 .41
5/31/23 16 .08 0 .37 ( 0 .49 ) ( 0 .12 ) ( 0 .35 ) ( 0 .13 ) ( 0 .48 ) 15 .48
5/31/22 17 .96 0 .33 ( 1 .39 ) ( 1 .06 ) ( 0 .34 ) ( 0 .48 ) ( 0 .82 ) 16 .08
5/31/21 15 .83 0 .25 2 .26 2 .51 ( 0 .27 ) ( 0 .11 ) ( 0 .38 ) 17 .96
(a)
Based on average shares outstanding.
(b)
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
(c)
Total returns are not annualized.
(d)
The Fund's ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds.
(e)
Unaudited
(f)
Annualized.

See Notes to Financial Statements
33
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(c)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
(d)
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
7 .82% $ 1,195 0 .22%
(f)
0 .12%
(f)
2 .45%
(f)
14%
8 .35 1,268 0 .23 0 .11 2 .99 21
9 .63 1,188 0 .32 0 .20 2 .74 17
( 0 .53 ) 2,024 0 .31 0 .19 2 .52 22
( 6 .16 ) 1,715 0 .32 0 .20 2 .03 23
16 .18 1,950 0 .32 0 .19 1 .28 28
7 .74 19,751 0 .35
(f)
0 .25
(f)
2 .33
(f)
14
8 .21 19,178 0 .37 0 .25 2 .89 21
9 .57 17,901 0 .37 0 .25 2 .79 17
( 0 .60 ) 19,016 0 .37 0 .25 2 .47 22
( 6 .19 ) 21,048 0 .38 0 .25 2 .07 23
15 .99 43,665 0 .38 0 .25 1 .56 28
7 .82 595,523 0 .20
(f)
0 .10
(f)
2 .48
(f)
14
8 .34 593,658 0 .23 0 .10 3 .06 21
9 .76 559,325 0 .22 0 .10 2 .90 17
( 0 .44 ) 553,938 0 .22 0 .10 2 .63 22
( 6 .07 ) 526,583 0 .22 0 .10 2 .12 23
16 .22 560,852 0 .23 0 .10 1 .71 28
7 .73 44,589 0 .45
(f)
0 .35
(f)
2 .23
(f)
14
8 .09 44,209 0 .47 0 .35 2 .90 21
9 .44 50,800 0 .47 0 .35 2 .66 17
( 0 .66 ) 55,650 0 .47 0 .35 2 .39 22
( 6 .32 ) 68,666 0 .47 0 .35 1 .88 23
15 .91 81,534 0 .48 0 .35 1 .46 28

Financial Highlights
(continued)
See Notes to Financial Statements
34
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss)
(b)
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
14.3
Lifecycle Index 2015
Class I:
11/30/25
(e)
$ 17 .66 $ 0 .22 $ 1 .27 $ 1 .49 $ — $ — $ — $ 19 .15
5/31/25 17 .50 0 .50 1 .00 1 .50 ( 0 .53 ) ( 0 .81 ) ( 1 .34 ) 17 .66
5/31/24 16 .45 0 .45 1 .26 1 .71 ( 0 .43 ) ( 0 .23 ) ( 0 .66 ) 17 .50
5/31/23 17 .04 0 .40 ( 0 .48 ) ( 0 .08 ) ( 0 .40 ) ( 0 .11 ) ( 0 .51 ) 16 .45
5/31/22 19 .14 0 .40 ( 1 .55 ) ( 1 .15 ) ( 0 .38 ) ( 0 .57 ) ( 0 .95 ) 17 .04
5/31/21 16 .65 0 .23 2 .75 2 .98 ( 0 .33 ) ( 0 .16 ) ( 0 .49 ) 19 .14
Premier Class:
11/30/25
(e)
17 .55 0 .19 1 .28 1 .47 — — — 19 .02
5/31/25 17 .42 0 .49 0 .97 1 .46 ( 0 .52 ) ( 0 .81 ) ( 1 .33 ) 17 .55
5/31/24 16 .37 0 .45 1 .25 1 .70 ( 0 .42 ) ( 0 .23 ) ( 0 .65 ) 17 .42
5/31/23 16 .97 0 .39 ( 0 .49 ) ( 0 .10 ) ( 0 .39 ) ( 0 .11 ) ( 0 .50 ) 16 .37
5/31/22 19 .07 0 .41 ( 1 .57 ) ( 1 .16 ) ( 0 .37 ) ( 0 .57 ) ( 0 .94 ) 16 .97
5/31/21 16 .58 0 .28 2 .68 2 .96 ( 0 .31 ) ( 0 .16 ) ( 0 .47 ) 19 .07
Class R6:
11/30/25
(e)
17 .65 0 .21 1 .28 1 .49 — — — 19 .14
5/31/25 17 .51 0 .52 0 .98 1 .50 ( 0 .55 ) ( 0 .81 ) ( 1 .36 ) 17 .65
5/31/24 16 .46 0 .48 1 .25 1 .73 ( 0 .45 ) ( 0 .23 ) ( 0 .68 ) 17 .51
5/31/23 17 .05 0 .42 ( 0 .48 ) ( 0 .06 ) ( 0 .42 ) ( 0 .11 ) ( 0 .53 ) 16 .46
5/31/22 19 .15 0 .39 ( 1 .52 ) ( 1 .13 ) ( 0 .40 ) ( 0 .57 ) ( 0 .97 ) 17 .05
5/31/21 16 .65 0 .31 2 .69 3 .00 ( 0 .34 ) ( 0 .16 ) ( 0 .50 ) 19 .15
Retirement Class:
11/30/25
(e)
17 .49 0 .19 1 .26 1 .45 — — — 18 .94
5/31/25 17 .36 0 .48 0 .96 1 .44 ( 0 .50 ) ( 0 .81 ) ( 1 .31 ) 17 .49
5/31/24 16 .32 0 .43 1 .25 1 .68 ( 0 .41 ) ( 0 .23 ) ( 0 .64 ) 17 .36
5/31/23 16 .92 0 .37 ( 0 .48 ) ( 0 .11 ) ( 0 .38 ) ( 0 .11 ) ( 0 .49 ) 16 .32
5/31/22 19 .00 0 .34 ( 1 .50 ) ( 1 .16 ) ( 0 .35 ) ( 0 .57 ) ( 0 .92 ) 16 .92
5/31/21 16 .52 0 .26 2 .67 2 .93 ( 0 .29 ) ( 0 .16 ) ( 0 .45 ) 19 .00
(a)
Based on average shares outstanding.
(b)
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
(c)
Total returns are not annualized.
(d)
The Fund's ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds.
(e)
Unaudited
(f)
Annualized.

See Notes to Financial Statements
35
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(c)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
(d)
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
8 .44% $ 2,054 0 .22%
(f)
0 .12%
(f)
2 .35%
(f)
13%
8 .74 1,805 0 .22 0 .12 2 .82 14
10 .57 1,259 0 .30 0 .20 2 .65 15
( 0 .33 ) 1,700 0 .30 0 .20 2 .48 18
( 6 .40 ) 1,657 0 .31 0 .20 2 .13 19
18 .05 1,396 0 .31 0 .20 1 .28 26
8 .38 29,124 0 .34
(f)
0 .25
(f)
2 .11
(f)
13
8 .55 28,254 0 .36 0 .25 2 .79 14
10 .57 29,222 0 .36 0 .25 2 .67 15
( 0 .45 ) 30,386 0 .35 0 .25 2 .41 18
( 6 .49 ) 34,529 0 .36 0 .25 2 .16 19
18 .00 98,140 0 .36 0 .25 1 .55 26
8 .44 911,032 0 .19
(f)
0 .10
(f)
2 .26
(f)
13
8 .73 903,168 0 .21 0 .10 2 .94 14
10 .75 934,070 0 .21 0 .10 2 .82 15
( 0 .28 ) 921,164 0 .20 0 .10 2 .55 18
( 6 .32 ) 966,867 0 .21 0 .10 2 .08 19
18 .16 962,220 0 .21 0 .10 1 .71 26
8 .29 68,297 0 .44
(f)
0 .35
(f)
2 .02
(f)
13
8 .46 69,264 0 .46 0 .35 2 .73 14
10 .43 82,794 0 .46 0 .35 2 .58 15
( 0 .56 ) 88,804 0 .45 0 .35 2 .31 18
( 6 .51 ) 100,537 0 .46 0 .35 1 .83 19
17 .88 126,902 0 .46 0 .35 1 .44 26

Financial Highlights
(continued)
See Notes to Financial Statements
36
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss)
(b)
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
14.4
Lifecycle Index 2020
Class I:
11/30/25
(e)
$ 19 .58 $ 0 .21 $ 1 .56 $ 1 .77 $ — $ — $ — $ 21 .35
5/31/25 19 .17 0 .53 1 .17 1 .70 ( 0 .55 ) ( 0 .74 ) ( 1 .29 ) 19 .58
5/31/24 17 .76 0 .49 1 .54 2 .03 ( 0 .46 ) ( 0 .16 ) ( 0 .62 ) 19 .17
5/31/23 18 .36 0 .41 ( 0 .48 ) ( 0 .07 ) ( 0 .41 ) ( 0 .12 ) ( 0 .53 ) 17 .76
5/31/22 20 .67 0 .41 ( 1 .68 ) ( 1 .27 ) ( 0 .41 ) ( 0 .63 ) ( 1 .04 ) 18 .36
5/31/21 17 .61 0 .27 3 .23 3 .50 ( 0 .34 ) ( 0 .10 ) ( 0 .44 ) 20 .67
Premier Class:
11/30/25
(e)
19 .48 0 .20 1 .54 1 .74 — — — 21 .22
5/31/25 19 .10 0 .52 1 .15 1 .67 ( 0 .55 ) ( 0 .74 ) ( 1 .29 ) 19 .48
5/31/24 17 .69 0 .48 1 .54 2 .02 ( 0 .45 ) ( 0 .16 ) ( 0 .61 ) 19 .10
5/31/23 18 .29 0 .40 ( 0 .48 ) ( 0 .08 ) ( 0 .40 ) ( 0 .12 ) ( 0 .52 ) 17 .69
5/31/22 20 .59 0 .44 ( 1 .72 ) ( 1 .28 ) ( 0 .39 ) ( 0 .63 ) ( 1 .02 ) 18 .29
5/31/21 17 .55 0 .30 3 .17 3 .47 ( 0 .33 ) ( 0 .10 ) ( 0 .43 ) 20 .59
Class R6:
11/30/25
(e)
19 .60 0 .21 1 .55 1 .76 — — — 21 .36
5/31/25 19 .20 0 .55 1 .17 1 .72 ( 0 .58 ) ( 0 .74 ) ( 1 .32 ) 19 .60
5/31/24 17 .79 0 .50 1 .55 2 .05 ( 0 .48 ) ( 0 .16 ) ( 0 .64 ) 19 .20
5/31/23 18 .39 0 .43 ( 0 .48 ) ( 0 .05 ) ( 0 .43 ) ( 0 .12 ) ( 0 .55 ) 17 .79
5/31/22 20 .70 0 .41 ( 1 .66 ) ( 1 .25 ) ( 0 .43 ) ( 0 .63 ) ( 1 .06 ) 18 .39
5/31/21 17 .63 0 .33 3 .20 3 .53 ( 0 .36 ) ( 0 .10 ) ( 0 .46 ) 20 .70
Retirement Class:
11/30/25
(e)
19 .41 0 .19 1 .53 1 .72 — — — 21 .13
5/31/25 19 .02 0 .51 1 .14 1 .65 ( 0 .52 ) ( 0 .74 ) ( 1 .26 ) 19 .41
5/31/24 17 .63 0 .45 1 .53 1 .98 ( 0 .43 ) ( 0 .16 ) ( 0 .59 ) 19 .02
5/31/23 18 .22 0 .38 ( 0 .47 ) ( 0 .09 ) ( 0 .38 ) ( 0 .12 ) ( 0 .50 ) 17 .63
5/31/22 20 .52 0 .36 ( 1 .66 ) ( 1 .30 ) ( 0 .37 ) ( 0 .63 ) ( 1 .00 ) 18 .22
5/31/21 17 .48 0 .28 3 .17 3 .45 ( 0 .31 ) ( 0 .10 ) ( 0 .41 ) 20 .52
(a)
Based on average shares outstanding.
(b)
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
(c)
Total returns are not annualized.
(d)
The Fund's ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds.
(e)
Unaudited
(f)
Annualized.

See Notes to Financial Statements
37
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(c)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
(d)
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
9 .04% $ 11,879 0 .20%
(f)
0 .12%
(f)
2 .02%
(f)
11%
9 .03 10,377 0 .20 0 .12 2 .71 12
11 .60 8,484 0 .29 0 .20 2 .66 14
( 0 .27 ) 10,266 0 .29 0 .20 2 .36 19
( 6 .60 ) 10,672 0 .30 0 .20 2 .03 19
20 .00 11,420 0 .30 0 .20 1 .37 21
8 .93 77,765 0 .33
(f)
0 .25
(f)
1 .90
(f)
11
8 .86 73,532 0 .34 0 .25 2 .68 12
11 .59 72,849 0 .34 0 .25 2 .63 14
( 0 .32 ) 78,463 0 .34 0 .25 2 .30 19
( 6 .65 ) 82,754 0 .35 0 .25 2 .13 19
19 .89 316,253 0 .35 0 .25 1 .55 21
8 .98 2,786,145 0 .18
(f)
0 .10
(f)
2 .05
(f)
11
9 .09 2,758,073 0 .19 0 .10 2 .83 12
11 .75 2,805,493 0 .19 0 .10 2 .73 14
( 0 .21 ) 2,736,922 0 .19 0 .10 2 .44 19
( 6 .51 ) 2,756,707 0 .19 0 .10 2 .01 19
20 .14 2,729,084 0 .20 0 .10 1 .72 21
8 .86 155,584 0 .43
(f)
0 .35
(f)
1 .81
(f)
11
8 .83 168,550 0 .44 0 .35 2 .62 12
11 .39 196,934 0 .44 0 .35 2 .48 14
( 0 .39 ) 208,039 0 .44 0 .35 2 .20 19
( 6 .76 ) 247,101 0 .44 0 .35 1 .78 19
19 .85 310,428 0 .45 0 .35 1 .46 21

Financial Highlights
(continued)
See Notes to Financial Statements
38
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss)
(b)
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
14.5
Lifecycle Index 2025
Class I:
11/30/25
(e)
$ 22 .18 $ 0 .21 $ 1 .92 $ 2 .13 $ — $ — $ — $ 24 .31
5/31/25 21 .41 0 .56 1 .42 1 .98 ( 0 .59 ) ( 0 .62 ) ( 1 .21 ) 22 .18
5/31/24 19 .45 0 .51 1 .96 2 .47 ( 0 .48 ) ( 0 .03 ) ( 0 .51 ) 21 .41
5/31/23 20 .02 0 .44 ( 0 .47 ) ( 0 .03 ) ( 0 .42 ) ( 0 .12 ) ( 0 .54 ) 19 .45
5/31/22 22 .32 0 .42 ( 1 .85 ) ( 1 .43 ) ( 0 .43 ) ( 0 .44 ) ( 0 .87 ) 20 .02
5/31/21 18 .50 0 .31 3 .96 4 .27 ( 0 .36 ) ( 0 .09 ) ( 0 .45 ) 22 .32
Premier Class:
11/30/25
(e)
22 .11 0 .20 1 .90 2 .10 — — — 24 .21
5/31/25 21 .36 0 .56 1 .39 1 .95 ( 0 .58 ) ( 0 .62 ) ( 1 .20 ) 22 .11
5/31/24 19 .40 0 .51 1 .95 2 .46 ( 0 .47 ) ( 0 .03 ) ( 0 .50 ) 21 .36
5/31/23 19 .98 0 .42 ( 0 .47 ) ( 0 .05 ) ( 0 .41 ) ( 0 .12 ) ( 0 .53 ) 19 .40
5/31/22 22 .26 0 .47 ( 1 .90 ) ( 1 .43 ) ( 0 .41 ) ( 0 .44 ) ( 0 .85 ) 19 .98
5/31/21 18 .45 0 .32 3 .92 4 .24 ( 0 .34 ) ( 0 .09 ) ( 0 .43 ) 22 .26
Class R6:
11/30/25
(e)
22 .22 0 .22 1 .91 2 .13 — — — 24 .35
5/31/25 21 .46 0 .60 1 .39 1 .99 ( 0 .61 ) ( 0 .62 ) ( 1 .23 ) 22 .22
5/31/24 19 .49 0 .53 1 .97 2 .50 ( 0 .50 ) ( 0 .03 ) ( 0 .53 ) 21 .46
5/31/23 20 .07 0 .45 ( 0 .47 ) ( 0 .02 ) ( 0 .44 ) ( 0 .12 ) ( 0 .56 ) 19 .49
5/31/22 22 .36 0 .43 ( 1 .83 ) ( 1 .40 ) ( 0 .45 ) ( 0 .44 ) ( 0 .89 ) 20 .07
5/31/21 18 .53 0 .35 3 .94 4 .29 ( 0 .37 ) ( 0 .09 ) ( 0 .46 ) 22 .36
Retirement Class:
11/30/25
(e)
21 .99 0 .19 1 .89 2 .08 — — — 24 .07
5/31/25 21 .25 0 .54 1 .37 1 .91 ( 0 .55 ) ( 0 .62 ) ( 1 .17 ) 21 .99
5/31/24 19 .30 0 .48 1 .95 2 .43 ( 0 .45 ) ( 0 .03 ) ( 0 .48 ) 21 .25
5/31/23 19 .87 0 .40 ( 0 .47 ) ( 0 .07 ) ( 0 .38 ) ( 0 .12 ) ( 0 .50 ) 19 .30
5/31/22 22 .15 0 .37 ( 1 .82 ) ( 1 .45 ) ( 0 .39 ) ( 0 .44 ) ( 0 .83 ) 19 .87
5/31/21 18 .36 0 .30 3 .90 4 .20 ( 0 .32 ) ( 0 .09 ) ( 0 .41 ) 22 .15
(a)
Based on average shares outstanding.
(b)
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
(c)
Total returns are not annualized.
(d)
The Fund's ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds.
(e)
Unaudited
(f)
Annualized.

See Notes to Financial Statements
39
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(c)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
(d)
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
9 .60% $ 26,092 0 .20%
(f)
0 .12%
(f)
1 .82%
(f)
10%
9 .37 25,650 0 .19 0 .11 2 .58 14
12 .84 20,650 0 .29 0 .21 2 .50 15
( 0 .06 ) 22,052 0 .28 0 .20 2 .30 14
( 6 .78 ) 21,746 0 .29 0 .21 1 .92 14
23 .20 17,472 0 .29 0 .20 1 .47 18
9 .50 140,553 0 .32
(f)
0 .25
(f)
1 .70
(f)
10
9 .26 136,156 0 .33 0 .25 2 .57 14
12 .83 128,403 0 .33 0 .25 2 .50 15
( 0 .17 ) 119,308 0 .33 0 .25 2 .20 14
( 6 .79 ) 123,482 0 .34 0 .25 2 .06 14
23 .11 466,892 0 .34 0 .25 1 .55 18
9 .59 5,787,669 0 .17
(f)
0 .10
(f)
1 .85
(f)
10
9 .42 5,549,727 0 .18 0 .10 2 .72 14
12 .98 5,430,992 0 .18 0 .10 2 .62 15
( 0 .01 ) 4,888,761 0 .18 0 .10 2 .33 14
( 6 .65 ) 4,582,423 0 .19 0 .10 1 .95 14
23 .29 4,263,286 0 .19 0 .10 1 .71 18
9 .46 314,508 0 .42
(f)
0 .35
(f)
1 .60
(f)
10
9 .13 318,742 0 .43 0 .35 2 .49 14
12 .73 371,965 0 .43 0 .35 2 .39 15
( 0 .23 ) 391,021 0 .43 0 .35 2 .10 14
( 6 .91 ) 420,997 0 .44 0 .35 1 .71 14
22 .99 481,282 0 .44 0 .35 1 .46 18

Financial Highlights
(continued)
See Notes to Financial Statements
40
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss)
(b)
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
14.6
Lifecycle Index 2030
Class I:
11/30/25
(e)
$ 25 .15 $ 0 .20 $ 2 .43 $ 2 .63 $ — $ — $ — $ 27 .78
5/31/25 23 .66 0 .60 1 .74 2 .34 ( 0 .61 ) ( 0 .24 ) ( 0 .85 ) 25 .15
5/31/24 21 .14 0 .53 2 .52 3 .05 ( 0 .50 ) ( 0 .03 ) ( 0 .53 ) 23 .66
5/31/23 21 .68 0 .45 ( 0 .45 ) — ( 0 .42 ) ( 0 .12 ) ( 0 .54 ) 21 .14
5/31/22 24 .04 0 .43 ( 2 .03 ) ( 1 .60 ) ( 0 .45 ) ( 0 .31 ) ( 0 .76 ) 21 .68
5/31/21 19 .38 0 .31 4 .80 5 .11 ( 0 .37 ) ( 0 .08 ) ( 0 .45 ) 24 .04
Premier Class:
11/30/25
(e)
25 .03 0 .18 2 .42 2 .60 — — — 27 .63
5/31/25 23 .57 0 .59 1 .71 2 .30 ( 0 .60 ) ( 0 .24 ) ( 0 .84 ) 25 .03
5/31/24 21 .06 0 .53 2 .50 3 .03 ( 0 .49 ) ( 0 .03 ) ( 0 .52 ) 23 .57
5/31/23 21 .60 0 .43 ( 0 .44 ) ( 0 .01 ) ( 0 .41 ) ( 0 .12 ) ( 0 .53 ) 21 .06
5/31/22 23 .96 0 .50 ( 2 .12 ) ( 1 .62 ) ( 0 .43 ) ( 0 .31 ) ( 0 .74 ) 21 .60
5/31/21 19 .31 0 .34 4 .75 5 .09 ( 0 .36 ) ( 0 .08 ) ( 0 .44 ) 23 .96
Class R6:
11/30/25
(e)
25 .18 0 .20 2 .44 2 .64 — — — 27 .82
5/31/25 23 .70 0 .63 1 .73 2 .36 ( 0 .64 ) ( 0 .24 ) ( 0 .88 ) 25 .18
5/31/24 21 .18 0 .56 2 .51 3 .07 ( 0 .52 ) ( 0 .03 ) ( 0 .55 ) 23 .70
5/31/23 21 .72 0 .46 ( 0 .44 ) 0 .02 ( 0 .44 ) ( 0 .12 ) ( 0 .56 ) 21 .18
5/31/22 24 .08 0 .45 ( 2 .03 ) ( 1 .58 ) ( 0 .47 ) ( 0 .31 ) ( 0 .78 ) 21 .72
5/31/21 19 .40 0 .38 4 .77 5 .15 ( 0 .39 ) ( 0 .08 ) ( 0 .47 ) 24 .08
Retirement Class:
11/30/25
(e)
24 .91 0 .17 2 .41 2 .58 — — — 27 .49
5/31/25 23 .46 0 .57 1 .69 2 .26 ( 0 .57 ) ( 0 .24 ) ( 0 .81 ) 24 .91
5/31/24 20 .97 0 .50 2 .49 2 .99 ( 0 .47 ) ( 0 .03 ) ( 0 .50 ) 23 .46
5/31/23 21 .51 0 .41 ( 0 .44 ) ( 0 .03 ) ( 0 .39 ) ( 0 .12 ) ( 0 .51 ) 20 .97
5/31/22 23 .85 0 .39 ( 2 .01 ) ( 1 .62 ) ( 0 .41 ) ( 0 .31 ) ( 0 .72 ) 21 .51
5/31/21 19 .22 0 .32 4 .72 5 .04 ( 0 .33 ) ( 0 .08 ) ( 0 .41 ) 23 .85
(a)
Based on average shares outstanding.
(b)
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
(c)
Total returns are not annualized.
(d)
The Fund's ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds.
(e)
Unaudited
(f)
Annualized.

See Notes to Financial Statements
41
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(c)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
(d)
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
10 .46% $ 48,110 0 .19%
(f)
0 .12%
(f)
1 .51%
(f)
10%
9 .96 47,719 0 .18 0 .11 2 .44 13
14 .57 34,837 0 .28 0 .21 2 .37 12
0 .15 33,509 0 .28 0 .20 2 .17 12
( 6 .94 ) 26,880 0 .28 0 .20 1 .83 13
26 .54 23,352 0 .29 0 .20 1 .38 16
10 .39 203,204 0 .32
(f)
0 .25
(f)
1 .38
(f)
10
9 .83 182,901 0 .33 0 .25 2 .41 13
14 .53 161,501 0 .33 0 .26 2 .41 12
0 .09 150,728 0 .33 0 .25 2 .09 12
( 7 .00 ) 150,515 0 .33 0 .25 2 .04 13
26 .45 475,693 0 .34 0 .25 1 .54 16
10 .48 8,866,431 0 .17
(f)
0 .10
(f)
1 .53
(f)
10
10 .01 8,158,760 0 .18 0 .10 2 .56 13
14 .66 7,365,843 0 .18 0 .11 2 .50 12
0 .24 6,168,804 0 .18 0 .10 2 .22 12
( 6 .86 ) 5,483,743 0 .18 0 .10 1 .88 13
26 .70 4,966,053 0 .19 0 .10 1 .70 16
10 .36 453,783 0 .42
(f)
0 .35
(f)
1 .28
(f)
10
9 .71 437,478 0 .43 0 .35 2 .33 13
14 .39 456,305 0 .43 0 .36 2 .28 12
( 0 .02 ) 430,522 0 .43 0 .35 1 .97 12
( 7 .07 ) 445,022 0 .43 0 .35 1 .66 13
26 .40 496,871 0 .44 0 .35 1 .45 16

Financial Highlights
(continued)
See Notes to Financial Statements
42
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss)
(b)
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
14.7
Lifecycle Index 2035
Class I:
11/30/25
(e)
$ 27 .93 $ 0 .18 $ 3 .00 $ 3 .18 $ — $ — $ — $ 31 .11
5/31/25 26 .00 0 .61 2 .12 2 .73 ( 0 .63 ) ( 0 .17 ) ( 0 .80 ) 27 .93
5/31/24 22 .78 0 .55 3 .19 3 .74 ( 0 .52 ) — ( 0 .52 ) 26 .00
5/31/23 23 .24 0 .45 ( 0 .35 ) 0 .10 ( 0 .43 ) ( 0 .13 ) ( 0 .56 ) 22 .78
5/31/22 25 .73 0 .44 ( 2 .19 ) ( 1 .75 ) ( 0 .47 ) ( 0 .27 ) ( 0 .74 ) 23 .24
5/31/21 20 .18 0 .32 5 .70 6 .02 ( 0 .39 ) ( 0 .08 ) ( 0 .47 ) 25 .73
Premier Class:
11/30/25
(e)
27 .79 0 .16 2 .98 3 .14 — — — 30 .93
5/31/25 25 .89 0 .60 2 .09 2 .69 ( 0 .62 ) ( 0 .17 ) ( 0 .79 ) 27 .79
5/31/24 22 .69 0 .54 3 .17 3 .71 ( 0 .51 ) — ( 0 .51 ) 25 .89
5/31/23 23 .14 0 .43 ( 0 .33 ) 0 .10 ( 0 .42 ) ( 0 .13 ) ( 0 .55 ) 22 .69
5/31/22 25 .63 0 .51 ( 2 .27 ) ( 1 .76 ) ( 0 .46 ) ( 0 .27 ) ( 0 .73 ) 23 .14
5/31/21 20 .11 0 .36 5 .61 5 .97 ( 0 .37 ) ( 0 .08 ) ( 0 .45 ) 25 .63
Class R6:
11/30/25
(e)
27 .97 0 .18 3 .01 3 .19 — — — 31 .16
5/31/25 26 .06 0 .65 2 .09 2 .74 ( 0 .66 ) ( 0 .17 ) ( 0 .83 ) 27 .97
5/31/24 22 .83 0 .58 3 .19 3 .77 ( 0 .54 ) — ( 0 .54 ) 26 .06
5/31/23 23 .28 0 .47 ( 0 .34 ) 0 .13 ( 0 .45 ) ( 0 .13 ) ( 0 .58 ) 22 .83
5/31/22 25 .77 0 .46 ( 2 .18 ) ( 1 .72 ) ( 0 .50 ) ( 0 .27 ) ( 0 .77 ) 23 .28
5/31/21 20 .21 0 .40 5 .64 6 .04 ( 0 .40 ) ( 0 .08 ) ( 0 .48 ) 25 .77
Retirement Class:
11/30/25
(e)
27 .66 0 .14 2 .97 3 .11 — — — 30 .77
5/31/25 25 .77 0 .58 2 .07 2 .65 ( 0 .59 ) ( 0 .17 ) ( 0 .76 ) 27 .66
5/31/24 22 .59 0 .52 3 .14 3 .66 ( 0 .48 ) — ( 0 .48 ) 25 .77
5/31/23 23 .04 0 .41 ( 0 .33 ) 0 .08 ( 0 .40 ) ( 0 .13 ) ( 0 .53 ) 22 .59
5/31/22 25 .52 0 .40 ( 2 .18 ) ( 1 .78 ) ( 0 .43 ) ( 0 .27 ) ( 0 .70 ) 23 .04
5/31/21 20 .02 0 .33 5 .60 5 .93 ( 0 .35 ) ( 0 .08 ) ( 0 .43 ) 25 .52
(a)
Based on average shares outstanding.
(b)
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
(c)
Total returns are not annualized.
(d)
The Fund's ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds.
(e)
Unaudited
(f)
Annualized.

See Notes to Financial Statements
43
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(c)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
(d)
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
11 .39% $ 40,400 0 .19%
(f)
0 .12%
(f)
1 .19%
(f)
10%
10 .56 38,353 0 .18 0 .11 2 .27 13
16 .57 27,533 0 .28 0 .21 2 .26 11
0 .56 25,308 0 .27 0 .20 2 .03 12
( 7 .09 ) 18,143 0 .28 0 .20 1 .72 12
30 .03 15,231 0 .28 0 .20 1 .37 15
11 .30 249,586 0 .31
(f)
0 .25
(f)
1 .06
(f)
10
10 .45 223,982 0 .32 0 .25 2 .23 13
16 .49 194,855 0 .33 0 .26 2 .25 11
0 .54 169,166 0 .32 0 .25 1 .96 12
( 7 .18 ) 161,087 0 .33 0 .25 1 .97 12
29 .90 470,422 0 .33 0 .25 1 .54 15
11 .41 9,901,738 0 .16
(f)
0 .10
(f)
1 .21
(f)
10
10 .57 8,972,458 0 .17 0 .10 2 .40 13
16 .68 7,806,878 0 .18 0 .11 2 .37 11
0 .69 6,172,055 0 .17 0 .10 2 .11 12
( 7 .00 ) 5,330,114 0 .18 0 .10 1 .81 12
30 .12 4,697,189 0 .18 0 .10 1 .70 15
11 .24 430,958 0 .41
(f)
0 .35
(f)
0 .96
(f)
10
10 .34 414,483 0 .42 0 .35 2 .17 13
16 .36 428,608 0 .43 0 .36 2 .14 11
0 .43 398,405 0 .42 0 .35 1 .86 12
( 7 .26 ) 401,495 0 .43 0 .35 1 .58 12
29 .81 451,962 0 .43 0 .35 1 .45 15

Financial Highlights
(continued)
See Notes to Financial Statements
44
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss)
(b)
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
14.8
Lifecycle Index 2040
Class I:
11/30/25
(e)
$ 30 .66 $ 0 .12 $ 3 .76 $ 3 .88 $ — $ — $ — $ 34 .54
5/31/25 28 .15 0 .59 2 .62 3 .21 ( 0 .64 ) ( 0 .06 ) ( 0 .70 ) 30 .66
5/31/24 24 .16 0 .55 3 .97 4 .52 ( 0 .53 ) — ( 0 .53 ) 28 .15
5/31/23 24 .51 0 .47 ( 0 .24 ) 0 .23 ( 0 .45 ) ( 0 .13 ) ( 0 .58 ) 24 .16
5/31/22 27 .16 0 .47 ( 2 .32 ) ( 1 .85 ) ( 0 .51 ) ( 0 .29 ) ( 0 .80 ) 24 .51
5/31/21 20 .69 0 .31 6 .64 6 .95 ( 0 .40 ) ( 0 .08 ) ( 0 .48 ) 27 .16
Premier Class:
11/30/25
(e)
30 .48 0 .10 3 .74 3 .84 — — — 34 .32
5/31/25 28 .02 0 .59 2 .56 3 .15 ( 0 .63 ) ( 0 .06 ) ( 0 .69 ) 30 .48
5/31/24 24 .05 0 .56 3 .93 4 .49 ( 0 .52 ) — ( 0 .52 ) 28 .02
5/31/23 24 .40 0 .44 ( 0 .23 ) 0 .21 ( 0 .43 ) ( 0 .13 ) ( 0 .56 ) 24 .05
5/31/22 27 .04 0 .54 ( 2 .40 ) ( 1 .86 ) ( 0 .49 ) ( 0 .29 ) ( 0 .78 ) 24 .40
5/31/21 20 .60 0 .36 6 .54 6 .90 ( 0 .38 ) ( 0 .08 ) ( 0 .46 ) 27 .04
Class R6:
11/30/25
(e)
30 .68 0 .12 3 .78 3 .90 — — — 34 .58
5/31/25 28 .20 0 .65 2 .56 3 .21 ( 0 .67 ) ( 0 .06 ) ( 0 .73 ) 30 .68
5/31/24 24 .20 0 .58 3 .98 4 .56 ( 0 .56 ) — ( 0 .56 ) 28 .20
5/31/23 24 .55 0 .48 ( 0 .23 ) 0 .25 ( 0 .47 ) ( 0 .13 ) ( 0 .60 ) 24 .20
5/31/22 27 .19 0 .48 ( 2 .30 ) ( 1 .82 ) ( 0 .53 ) ( 0 .29 ) ( 0 .82 ) 24 .55
5/31/21 20 .71 0 .41 6 .56 6 .97 ( 0 .41 ) ( 0 .08 ) ( 0 .49 ) 27 .19
Retirement Class:
11/30/25
(e)
30 .36 0 .08 3 .73 3 .81 — — — 34 .17
5/31/25 27 .91 0 .57 2 .54 3 .11 ( 0 .60 ) ( 0 .06 ) ( 0 .66 ) 30 .36
5/31/24 23 .96 0 .52 3 .93 4 .45 ( 0 .50 ) — ( 0 .50 ) 27 .91
5/31/23 24 .30 0 .42 ( 0 .22 ) 0 .20 ( 0 .41 ) ( 0 .13 ) ( 0 .54 ) 23 .96
5/31/22 26 .93 0 .42 ( 2 .30 ) ( 1 .88 ) ( 0 .46 ) ( 0 .29 ) ( 0 .75 ) 24 .30
5/31/21 20 .52 0 .34 6 .51 6 .85 ( 0 .36 ) ( 0 .08 ) ( 0 .44 ) 26 .93
(a)
Based on average shares outstanding.
(b)
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
(c)
Total returns are not annualized.
(d)
The Fund's ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds.
(e)
Unaudited
(f)
Annualized.

See Notes to Financial Statements
45
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(c)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
(d)
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
12 .65% $ 42,255 0 .18%
(f)
0 .12%
(f)
0 .72%
(f)
8%
11 .46 39,039 0 .17 0 .11 2 .00 12
18 .90 28,684 0 .27 0 .21 2 .10 9
1 .05 24,491 0 .27 0 .20 2 .00 13
( 7 .12 ) 21,468 0 .27 0 .20 1 .75 12
33 .78 16,071 0 .28 0 .20 1 .25 14
12 .60 251,661 0 .31
(f)
0 .25
(f)
0 .60
(f)
8
11 .28 225,219 0 .32 0 .25 2 .02 12
18 .86 200,053 0 .32 0 .26 2 .14 9
0 .99 176,064 0 .32 0 .25 1 .88 13
( 7 .18 ) 172,180 0 .32 0 .25 1 .98 12
33 .69 447,061 0 .33 0 .25 1 .50 14
12 .71 10,408,335 0 .16
(f)
0 .10
(f)
0 .75
(f)
8
11 .44 9,541,207 0 .17 0 .10 2 .19 12
19 .02 8,245,416 0 .17 0 .11 2 .23 9
1 .15 6,388,981 0 .17 0 .10 2 .03 13
( 7 .00 ) 5,515,470 0 .17 0 .10 1 .78 12
33 .87 4,914,220 0 .18 0 .10 1 .68 14
12 .55 423,214 0 .41
(f)
0 .35
(f)
0 .50
(f)
8
11 .18 401,481 0 .42 0 .35 1 .96 12
18 .72 400,006 0 .42 0 .36 2 .02 9
0 .93 374,723 0 .42 0 .35 1 .79 13
( 7 .26 ) 385,438 0 .42 0 .35 1 .55 12
33 .55 435,795 0 .43 0 .35 1 .42 14

Financial Highlights
(continued)
See Notes to Financial Statements
46
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss)
(b)
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
14.9
Lifecycle Index 2045
Class I:
11/30/25
(e)
$ 32 .37 $ 0 .07 $ 4 .30 $ 4 .37 $ — $ — $ — $ 36 .74
5/31/25 29 .52 0 .58 2 .96 3 .54 ( 0 .65 ) ( 0 .04 ) ( 0 .69 ) 32 .37
5/31/24 25 .00 0 .55 4 .51 5 .06 ( 0 .54 ) — ( 0 .54 ) 29 .52
5/31/23 25 .33 0 .46 ( 0 .23 ) 0 .23 ( 0 .45 ) ( 0 .11 ) ( 0 .56 ) 25 .00
5/31/22 27 .93 0 .49 ( 2 .38 ) ( 1 .89 ) ( 0 .53 ) ( 0 .18 ) ( 0 .71 ) 25 .33
5/31/21 20 .65 0 .32 7 .39 7 .71 ( 0 .39 ) ( 0 .04 ) ( 0 .43 ) 27 .93
Premier Class:
11/30/25
(e)
32 .23 0 .05 4 .28 4 .33 — — — 36 .56
5/31/25 29 .43 0 .59 2 .89 3 .48 ( 0 .64 ) ( 0 .04 ) ( 0 .68 ) 32 .23
5/31/24 24 .92 0 .56 4 .48 5 .04 ( 0 .53 ) — ( 0 .53 ) 29 .43
5/31/23 25 .25 0 .44 ( 0 .23 ) 0 .21 ( 0 .43 ) ( 0 .11 ) ( 0 .54 ) 24 .92
5/31/22 27 .83 0 .62 ( 2 .51 ) ( 1 .89 ) ( 0 .51 ) ( 0 .18 ) ( 0 .69 ) 25 .25
5/31/21 20 .58 0 .36 7 .31 7 .67 ( 0 .38 ) ( 0 .04 ) ( 0 .42 ) 27 .83
Class R6:
11/30/25
(e)
32 .42 0 .08 4 .30 4 .38 — — — 36 .80
5/31/25 29 .59 0 .64 2 .91 3 .55 ( 0 .68 ) ( 0 .04 ) ( 0 .72 ) 32 .42
5/31/24 25 .05 0 .59 4 .52 5 .11 ( 0 .57 ) — ( 0 .57 ) 29 .59
5/31/23 25 .39 0 .48 ( 0 .24 ) 0 .24 ( 0 .47 ) ( 0 .11 ) ( 0 .58 ) 25 .05
5/31/22 27 .98 0 .49 ( 2 .35 ) ( 1 .86 ) ( 0 .55 ) ( 0 .18 ) ( 0 .73 ) 25 .39
5/31/21 20 .68 0 .41 7 .34 7 .75 ( 0 .41 ) ( 0 .04 ) ( 0 .45 ) 27 .98
Retirement Class:
11/30/25
(e)
32 .06 0 .03 4 .26 4 .29 — — — 36 .35
5/31/25 29 .27 0 .56 2 .88 3 .44 ( 0 .61 ) ( 0 .04 ) ( 0 .65 ) 32 .06
5/31/24 24 .79 0 .52 4 .47 4 .99 ( 0 .51 ) — ( 0 .51 ) 29 .27
5/31/23 25 .12 0 .42 ( 0 .23 ) 0 .19 ( 0 .41 ) ( 0 .11 ) ( 0 .52 ) 24 .79
5/31/22 27 .70 0 .43 ( 2 .35 ) ( 1 .92 ) ( 0 .48 ) ( 0 .18 ) ( 0 .66 ) 25 .12
5/31/21 20 .49 0 .34 7 .26 7 .60 ( 0 .35 ) ( 0 .04 ) ( 0 .39 ) 27 .70
(a)
Based on average shares outstanding.
(b)
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
(c)
Total returns are not annualized.
(d)
The Fund's ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds.
(e)
Unaudited
(f)
Annualized.

See Notes to Financial Statements
47
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(c)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
(d)
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
13 .50% $ 46,537 0 .18%
(f)
0 .12%
(f)
0 .42%
(f)
10%
12 .04 40,894 0 .17 0 .11 1 .86 11
20 .46 27,460 0 .27 0 .21 2 .01 8
1 .05 24,082 0 .27 0 .20 1 .90 10
( 7 .04 ) 18,259 0 .27 0 .20 1 .77 11
37 .58 12,840 0 .28 0 .20 1 .29 11
13 .43 192,928 0 .31
(f)
0 .25
(f)
0 .29
(f)
10
11 .86 166,236 0 .32 0 .25 1 .91 11
20 .44 131,291 0 .32 0 .25 2 .06 8
0 .99 103,386 0 .32 0 .25 1 .84 10
( 7 .06 ) 90,924 0 .32 0 .25 2 .17 11
37 .48 352,496 0 .32 0 .25 1 .47 11
13 .51 9,223,450 0 .16
(f)
0 .10
(f)
0 .44
(f)
10
12 .05 8,243,473 0 .17 0 .10 2 .07 11
20 .61 6,926,481 0 .17 0 .11 2 .16 8
1 .11 5,095,781 0 .17 0 .10 1 .96 10
( 6 .92 ) 4,224,772 0 .17 0 .10 1 .75 11
37 .71 3,640,347 0 .17 0 .10 1 .65 11
13 .38 370,842 0 .41
(f)
0 .35
(f)
0 .19
(f)
10
11 .77 341,979 0 .42 0 .35 1 .82 11
20 .30 334,163 0 .42 0 .35 1 .94 8
0 .89 297,992 0 .42 0 .35 1 .76 10
( 7 .18 ) 308,109 0 .42 0 .35 1 .54 11
37 .32 328,342 0 .42 0 .35 1 .40 11

Financial Highlights
(continued)
See Notes to Financial Statements
48
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss)
(b)
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
15.01
Lifecycle Index 2050
Class I:
11/30/25
(e)
$ 33 .06 $ 0 .05 $ 4 .55 $ 4 .60 $ — $ — $ — $ 37 .66
5/31/25 30 .06 0 .59 3 .09 3 .68 ( 0 .66 ) ( 0 .02 ) ( 0 .68 ) 33 .06
5/31/24 25 .32 0 .54 4 .78 5 .32 ( 0 .55 ) ( 0 .03 ) ( 0 .58 ) 30 .06
5/31/23 25 .64 0 .48 ( 0 .26 ) 0 .22 ( 0 .45 ) ( 0 .09 ) ( 0 .54 ) 25 .32
5/31/22 28 .21 0 .49 ( 2 .40 ) ( 1 .91 ) ( 0 .54 ) ( 0 .12 ) ( 0 .66 ) 25 .64
5/31/21 20 .72 0 .33 7 .58 7 .91 ( 0 .39 ) ( 0 .03 ) ( 0 .42 ) 28 .21
Premier Class:
11/30/25
(e)
32 .89 0 .03 4 .53 4 .56 — — — 37 .45
5/31/25 29 .94 0 .58 3 .03 3 .61 ( 0 .64 ) ( 0 .02 ) ( 0 .66 ) 32 .89
5/31/24 25 .23 0 .56 4 .72 5 .28 ( 0 .54 ) ( 0 .03 ) ( 0 .57 ) 29 .94
5/31/23 25 .54 0 .44 ( 0 .23 ) 0 .21 ( 0 .43 ) ( 0 .09 ) ( 0 .52 ) 25 .23
5/31/22 28 .09 0 .64 ( 2 .55 ) ( 1 .91 ) ( 0 .52 ) ( 0 .12 ) ( 0 .64 ) 25 .54
5/31/21 20 .63 0 .36 7 .51 7 .87 ( 0 .38 ) ( 0 .03 ) ( 0 .41 ) 28 .09
Class R6:
11/30/25
(e)
33 .10 0 .05 4 .57 4 .62 — — — 37 .72
5/31/25 30 .12 0 .64 3 .05 3 .69 ( 0 .69 ) ( 0 .02 ) ( 0 .71 ) 33 .10
5/31/24 25 .37 0 .59 4 .77 5 .36 ( 0 .58 ) ( 0 .03 ) ( 0 .61 ) 30 .12
5/31/23 25 .69 0 .47 ( 0 .23 ) 0 .24 ( 0 .47 ) ( 0 .09 ) ( 0 .56 ) 25 .37
5/31/22 28 .25 0 .49 ( 2 .37 ) ( 1 .88 ) ( 0 .56 ) ( 0 .12 ) ( 0 .68 ) 25 .69
5/31/21 20 .75 0 .41 7 .53 7 .94 ( 0 .41 ) ( 0 .03 ) ( 0 .44 ) 28 .25
Retirement Class:
11/30/25
(e)
32 .71 0 .01 4 .51 4 .52 — — — 37 .23
5/31/25 29 .77 0 .55 3 .02 3 .57 ( 0 .61 ) ( 0 .02 ) ( 0 .63 ) 32 .71
5/31/24 25 .09 0 .52 4 .70 5 .22 ( 0 .51 ) ( 0 .03 ) ( 0 .54 ) 29 .77
5/31/23 25 .41 0 .42 ( 0 .25 ) 0 .17 ( 0 .40 ) ( 0 .09 ) ( 0 .49 ) 25 .09
5/31/22 27 .95 0 .42 ( 2 .35 ) ( 1 .93 ) ( 0 .49 ) ( 0 .12 ) ( 0 .61 ) 25 .41
5/31/21 20 .54 0 .34 7 .45 7 .79 ( 0 .35 ) ( 0 .03 ) ( 0 .38 ) 27 .95
(a)
Based on average shares outstanding.
(b)
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
(c)
Total returns are not annualized.
(d)
The Fund's ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds.
(e)
Unaudited
(f)
Annualized.

See Notes to Financial Statements
49
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(c)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
(d)
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
13 .91% $ 34,607 0 .18%
(f)
0 .12%
(f)
0 .27%
(f)
6%
12 .29 32,204 0 .17 0 .11 1 .85 10
21 .23 22,004 0 .27 0 .21 1 .98 7
0 .99 19,403 0 .27 0 .20 1 .96 8
( 7 .04 ) 14,242 0 .27 0 .20 1 .75 11
38 .42 10,851 0 .27 0 .20 1 .30 9
13 .86 136,303 0 .31
(f)
0 .25
(f)
0 .14
(f)
6
12 .13 118,136 0 .32 0 .25 1 .85 10
21 .13 96,700 0 .32 0 .26 2 .03 7
0 .96 83,196 0 .32 0 .25 1 .79 8
( 7 .06 ) 80,318 0 .32 0 .25 2 .20 11
38 .36 295,691 0 .33 0 .25 1 .47 9
13 .96 8,024,731 0 .16
(f)
0 .10
(f)
0 .29
(f)
6
12 .30 7,159,905 0 .17 0 .10 2 .01 10
21 .34 5,863,809 0 .17 0 .11 2 .12 7
1 .07 4,258,463 0 .17 0 .10 1 .93 8
( 6 .92 ) 3,473,689 0 .17 0 .10 1 .75 11
38 .50 2,948,578 0 .18 0 .10 1 .63 9
13 .82 306,665 0 .41
(f)
0 .35
(f)
0 .04
(f)
6
12 .04 288,258 0 .42 0 .35 1 .76 10
21 .01 282,437 0 .42 0 .36 1 .91 7
0 .82 251,668 0 .42 0 .35 1 .74 8
( 7 .15 ) 271,085 0 .42 0 .35 1 .52 11
38 .15 285,738 0 .43 0 .35 1 .41 9

Financial Highlights
(continued)
See Notes to Financial Statements
50
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss)
(b)
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
15.1
Lifecycle Index 2055
Class I:
11/30/25
(e)
$ 26 .76 $ 0 .03 $ 3 .73 $ 3 .76 $ — $ — $ — $ 30 .52
5/31/25 24 .30 0 .46 2 .54 3 .00 ( 0 .53 ) ( 0 .01 ) ( 0 .54 ) 26 .76
5/31/24 20 .42 0 .42 3 .92 4 .34 ( 0 .44 ) ( 0 .02 ) ( 0 .46 ) 24 .30
5/31/23 20 .66 0 .36 ( 0 .18 ) 0 .18 ( 0 .36 ) ( 0 .06 ) ( 0 .42 ) 20 .42
5/31/22 22 .66 0 .38 ( 1 .92 ) ( 1 .54 ) ( 0 .43 ) ( 0 .03 ) ( 0 .46 ) 20 .66
5/31/21 16 .57 0 .29 6 .13 6 .42 ( 0 .31 ) ( 0 .02 ) ( 0 .33 ) 22 .66
Premier Class:
11/30/25
(e)
26 .70 0 .01 3 .72 3 .73 — — — 30 .43
5/31/25 24 .27 0 .46 2 .50 2 .96 ( 0 .52 ) ( 0 .01 ) ( 0 .53 ) 26 .70
5/31/24 20 .39 0 .47 3 .86 4 .33 ( 0 .43 ) ( 0 .02 ) ( 0 .45 ) 24 .27
5/31/23 20 .63 0 .35 ( 0 .19 ) 0 .16 ( 0 .34 ) ( 0 .06 ) ( 0 .40 ) 20 .39
5/31/22 22 .62 0 .53 ( 2 .07 ) ( 1 .54 ) ( 0 .42 ) ( 0 .03 ) ( 0 .45 ) 20 .63
5/31/21 16 .54 0 .29 6 .11 6 .40 ( 0 .30 ) ( 0 .02 ) ( 0 .32 ) 22 .62
Class R6:
11/30/25
(e)
26 .80 0 .04 3 .73 3 .77 — — — 30 .57
5/31/25 24 .35 0 .51 2 .50 3 .01 ( 0 .55 ) ( 0 .01 ) ( 0 .56 ) 26 .80
5/31/24 20 .46 0 .47 3 .90 4 .37 ( 0 .46 ) ( 0 .02 ) ( 0 .48 ) 24 .35
5/31/23 20 .70 0 .38 ( 0 .19 ) 0 .19 ( 0 .37 ) ( 0 .06 ) ( 0 .43 ) 20 .46
5/31/22 22 .70 0 .40 ( 1 .92 ) ( 1 .52 ) ( 0 .45 ) ( 0 .03 ) ( 0 .48 ) 20 .70
5/31/21 16 .59 0 .32 6 .14 6 .46 ( 0 .33 ) ( 0 .02 ) ( 0 .35 ) 22 .70
Retirement Class:
11/30/25
(e)
26 .61 ( 0 .00 )
(g)
3 .71 3 .71 — — — 30 .32
5/31/25 24 .19 0 .45 2 .47 2 .92 ( 0 .49 ) ( 0 .01 ) ( 0 .50 ) 26 .61
5/31/24 20 .33 0 .42 3 .87 4 .29 ( 0 .41 ) ( 0 .02 ) ( 0 .43 ) 24 .19
5/31/23 20 .57 0 .35 ( 0 .20 ) 0 .15 ( 0 .33 ) ( 0 .06 ) ( 0 .39 ) 20 .33
5/31/22 22 .56 0 .34 ( 1 .91 ) ( 1 .57 ) ( 0 .39 ) ( 0 .03 ) ( 0 .42 ) 20 .57
5/31/21 16 .50 0 .28 6 .08 6 .36 ( 0 .28 ) ( 0 .02 ) ( 0 .30 ) 22 .56
(a)
Based on average shares outstanding.
(b)
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
(c)
Total returns are not annualized.
(d)
The Fund's ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds.
(e)
Unaudited
(f)
Annualized.
(g)
Value rounded to zero.

See Notes to Financial Statements
51
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(c)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
(d)
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
14 .05% $ 32,713 0 .18%
(f)
0 .12%
(f)
0 .22%
(f)
7%
12 .37 30,008 0 .18 0 .11 1 .79 10
21 .49 19,948 0 .27 0 .20 1 .90 7
1 .02 16,680 0 .27 0 .20 1 .85 7
( 7 .00 ) 12,050 0 .28 0 .20 1 .71 11
38 .98 8,251 0 .28 0 .20 1 .46 6
13 .97 62,647 0 .31
(f)
0 .25
(f)
0 .09
(f)
7
12 .22 54,408 0 .32 0 .25 1 .81 10
21 .47 41,614 0 .33 0 .26 2 .11 7
0 .95 37,212 0 .33 0 .25 1 .78 7
( 7 .02 ) 33,219 0 .33 0 .25 2 .28 11
38 .91 142,662 0 .33 0 .25 1 .45 6
14 .07 5,220,730 0 .16
(f)
0 .10
(f)
0 .24
(f)
7
12 .41 4,510,607 0 .17 0 .10 1 .99 10
21 .61 3,521,489 0 .18 0 .11 2 .11 7
1 .10 2,428,738 0 .18 0 .10 1 .92 7
( 6 .91 ) 1,822,272 0 .18 0 .10 1 .75 11
39 .14 1,478,111 0 .18 0 .10 1 .61 6
13 .94 183,300 0 .41
(f)
0 .35
(f)
( 0 .01 )
(f)
7
12 .10 173,636 0 .42 0 .35 1 .76 10
21 .32 165,330 0 .43 0 .36 1 .89 7
0 .85 135,316 0 .43 0 .35 1 .76 7
( 7 .13 ) 149,174 0 .43 0 .35 1 .52 11
38 .76 149,564 0 .43 0 .35 1 .44 6

Financial Highlights
(continued)
See Notes to Financial Statements
52
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss)
(b)
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
15.2
Lifecycle Index 2060
Class I:
11/30/25
(e)
$ 20 .80 $ 0 .02 $ 2 .93 $ 2 .95 $ — $ — $ — $ 23 .75
5/31/25 18 .87 0 .36 1 .98 2 .34 ( 0 .41 ) ( 0 .00 )
(g)
( 0 .41 ) 20 .80
5/31/24 15 .81 0 .33 3 .09 3 .42 ( 0 .34 ) ( 0 .02 ) ( 0 .36 ) 18 .87
5/31/23 15 .98 0 .29 ( 0 .15 ) 0 .14 ( 0 .27 ) ( 0 .04 ) ( 0 .31 ) 15 .81
5/31/22 17 .51 0 .29 ( 1 .48 ) ( 1 .19 ) ( 0 .33 ) ( 0 .01 ) ( 0 .34 ) 15 .98
5/31/21 12 .75 0 .20 4 .81 5 .01 ( 0 .24 ) ( 0 .01 ) ( 0 .25 ) 17 .51
Premier Class:
11/30/25
(e)
20 .75 0 .01 2 .91 2 .92 — — — 23 .67
5/31/25 18 .84 0 .35 1 .96 2 .31 ( 0 .40 ) ( 0 .00 )
(g)
( 0 .40 ) 20 .75
5/31/24 15 .79 0 .34 3 .06 3 .40 ( 0 .33 ) ( 0 .02 ) ( 0 .35 ) 18 .84
5/31/23 15 .96 0 .27 ( 0 .13 ) 0 .14 ( 0 .27 ) ( 0 .04 ) ( 0 .31 ) 15 .79
5/31/22 17 .48 0 .40 ( 1 .59 ) ( 1 .19 ) ( 0 .32 ) ( 0 .01 ) ( 0 .33 ) 15 .96
5/31/21 12 .73 0 .22 4 .77 4 .99 ( 0 .23 ) ( 0 .01 ) ( 0 .24 ) 17 .48
Class R6:
11/30/25
(e)
20 .81 0 .02 2 .94 2 .96 — — — 23 .77
5/31/25 18 .89 0 .39 1 .95 2 .34 ( 0 .42 ) ( 0 .00 )
(g)
( 0 .42 ) 20 .81
5/31/24 15 .83 0 .36 3 .08 3 .44 ( 0 .36 ) ( 0 .02 ) ( 0 .38 ) 18 .89
5/31/23 15 .99 0 .29 ( 0 .12 ) 0 .17 ( 0 .29 ) ( 0 .04 ) ( 0 .33 ) 15 .83
5/31/22 17 .52 0 .30 ( 1 .47 ) ( 1 .17 ) ( 0 .35 ) ( 0 .01 ) ( 0 .36 ) 15 .99
5/31/21 12 .75 0 .25 4 .78 5 .03 ( 0 .25 ) ( 0 .01 ) ( 0 .26 ) 17 .52
Retirement Class:
11/30/25
(e)
20 .69 ( 0 .01 ) 2 .92 2 .91 — — — 23 .60
5/31/25 18 .79 0 .35 1 .93 2 .28 ( 0 .38 ) ( 0 .00 )
(g)
( 0 .38 ) 20 .69
5/31/24 15 .75 0 .32 3 .06 3 .38 ( 0 .32 ) ( 0 .02 ) ( 0 .34 ) 18 .79
5/31/23 15 .92 0 .27 ( 0 .15 ) 0 .12 ( 0 .25 ) ( 0 .04 ) ( 0 .29 ) 15 .75
5/31/22 17 .44 0 .26 ( 1 .46 ) ( 1 .20 ) ( 0 .31 ) ( 0 .01 ) ( 0 .32 ) 15 .92
5/31/21 12 .70 0 .22 4 .75 4 .97 ( 0 .22 ) ( 0 .01 ) ( 0 .23 ) 17 .44
(a)
Based on average shares outstanding.
(b)
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
(c)
Total returns are not annualized.
(d)
The Fund's ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds.
(e)
Unaudited
(f)
Annualized.
(g)
Value rounded to zero.

See Notes to Financial Statements
53
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(c)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
(d)
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
14 .18% $ 21,626 0 .19%
(f)
0 .12%
(f)
0 .17%
(f)
6%
12 .44 19,422 0 .18 0 .11 1 .80 10
21 .83 13,382 0 .28 0 .21 1 .94 7
1 .05 10,940 0 .28 0 .20 1 .89 7
( 7 .01 ) 9,092 0 .29 0 .20 1 .69 10
39 .51 5,527 0 .30 0 .20 1 .31 6
14 .07 44,608 0 .31
(f)
0 .25
(f)
0 .04
(f)
6
12 .32 37,517 0 .32 0 .25 1 .76 10
21 .74 25,989 0 .33 0 .26 1 .99 7
0 .99 21,158 0 .34 0 .25 1 .76 7
( 7 .01 ) 15,601 0 .34 0 .25 2 .23 10
39 .44 40,943 0 .35 0 .25 1 .42 6
14 .22 3,157,242 0 .17
(f)
0 .10
(f)
0 .19
(f)
6
12 .48 2,636,944 0 .18 0 .10 1 .97 10
21 .91 1,951,599 0 .18 0 .11 2 .09 7
1 .20 1,257,068 0 .19 0 .10 1 .92 7
( 6 .93 ) 828,871 0 .19 0 .10 1 .75 10
39 .68 600,348 0 .21 0 .10 1 .59 6
14 .06 109,336 0 .41
(f)
0 .35
(f)
( 0 .06 )
(f)
6
12 .18 96,266 0 .42 0 .35 1 .74 10
21 .62 87,137 0 .43 0 .36 1 .89 7
0 .90 63,746 0 .44 0 .35 1 .79 7
( 7 .11 ) 67,009 0 .44 0 .35 1 .50 10
39 .33 55,903 0 .45 0 .35 1 .43 6

Financial Highlights
(continued)
See Notes to Financial Statements
54
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss)
(b)
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
15.3
Lifecycle Index 2065
Class I:
11/30/25
(e)
$ 14 .74 $ 0 .01 $ 2 .10 $ 2 .11 $ — $ — $ — $ 16 .85
5/31/25 13 .36 0 .23 1 .44 1 .67 ( 0 .29 ) — ( 0 .29 ) 14 .74
5/31/24 11 .17 0 .25 2 .19 2 .44 ( 0 .24 ) ( 0 .01 ) ( 0 .25 ) 13 .36
5/31/23 11 .27 0 .12 0 .00
(g)
0 .12 ( 0 .20 ) ( 0 .02 ) ( 0 .22 ) 11 .17
5/31/22 12 .46 0 .22 ( 1 .04 ) ( 0 .82 ) ( 0 .36 ) ( 0 .01 ) ( 0 .37 ) 11 .27
5/31/21
(h)
10 .00 0 .16 2 .48 2 .64 ( 0 .18 ) — ( 0 .18 ) 12 .46
Premier Class:
11/30/25
(e)
14 .71 0 .00
(g)
2 .10 2 .10 — — — 16 .81
5/31/25 13 .35 0 .23 1 .41 1 .64 ( 0 .28 ) — ( 0 .28 ) 14 .71
5/31/24 11 .16 0 .30 2 .14 2 .44 ( 0 .24 ) ( 0 .01 ) ( 0 .25 ) 13 .35
5/31/23 11 .26 0 .19 ( 0 .08 ) 0 .11 ( 0 .19 ) ( 0 .02 ) ( 0 .21 ) 11 .16
5/31/22 12 .46 0 .18 ( 1 .01 ) ( 0 .83 ) ( 0 .36 ) ( 0 .01 ) ( 0 .37 ) 11 .26
5/31/21
(h)
10 .00 0 .16 2 .48 2 .64 ( 0 .18 ) — ( 0 .18 ) 12 .46
Class R6:
11/30/25
(e)
14 .92 0 .01 2 .13 2 .14 — — — 17 .06
5/31/25 13 .53 0 .28 1 .41 1 .69 ( 0 .30 ) — ( 0 .30 ) 14 .92
5/31/24 11 .31 0 .26 2 .22 2 .48 ( 0 .25 ) ( 0 .01 ) ( 0 .26 ) 13 .53
5/31/23 11 .40 0 .21 ( 0 .08 ) 0 .13 ( 0 .20 ) ( 0 .02 ) ( 0 .22 ) 11 .31
5/31/22 12 .45 0 .21 ( 1 .02 ) ( 0 .81 ) ( 0 .23 ) ( 0 .01 ) ( 0 .24 ) 11 .40
5/31/21
(h)
10 .00 0 .15 2 .48 2 .63 ( 0 .18 ) — ( 0 .18 ) 12 .45
Retirement Class:
11/30/25
(e)
14 .72 ( 0 .01 ) 2 .10 2 .09 — — — 16 .81
5/31/25 13 .36 0 .24 1 .39 1 .63 ( 0 .27 ) — ( 0 .27 ) 14 .72
5/31/24 11 .17 0 .23 2 .20 2 .43 ( 0 .23 ) ( 0 .01 ) ( 0 .24 ) 13 .36
5/31/23 11 .27 0 .17 ( 0 .07 ) 0 .10 ( 0 .18 ) ( 0 .02 ) ( 0 .20 ) 11 .17
5/31/22 12 .44 0 .17 ( 1 .04 ) ( 0 .87 ) ( 0 .29 ) ( 0 .01 ) ( 0 .30 ) 11 .27
5/31/21
(h)
10 .00 0 .15 2 .46 2 .61 ( 0 .17 ) — ( 0 .17 ) 12 .44
(a)
Based on average shares outstanding.
(b)
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
(c)
Total returns are not annualized.
(d)
The Fund's ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds.
(e)
Unaudited
(f)
Annualized.
(g)
Value rounded to zero.
(h)
The Fund commenced operations on September 30, 2020.

See Notes to Financial Statements
55
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(c)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
(d)
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
14 .31% $ 8,315 0 .18%
(f)
0 .10%
(f)
0 .15%
(f)
6%
12 .54 6,481 0 .22 0 .11 1 .65 10
22 .08 3,787 0 .35 0 .19 2 .01 14
1 .22 2,377 0 .45 0 .18 1 .11 22
( 6 .83 ) 716 0 .83 0 .13 1 .81 108
26 .48 626 4 .26
(f)
0 .25
(f)
2 .16
(f)
36
14 .28 6,484 0 .33
(f)
0 .25
(f)
0 .00
(f)
6
12 .35 4,709 0 .37 0 .25 1 .67 10
22 .03 2,811 0 .41 0 .26 2 .49 14
1 .11 1,229 0 .53 0 .25 1 .75 22
( 6 .90 ) 808 0 .97 0 .25 1 .49 108
26 .48 637 4 .41
(f)
0 .25
(f)
2 .14
(f)
36
14 .34 791,813 0 .18
(f)
0 .10
(f)
0 .15
(f)
6
12 .54 586,753 0 .22 0 .10 1 .94 10
22 .12 322,206 0 .26 0 .11 2 .10 14
1 .29 119,873 0 .38 0 .10 1 .90 22
( 6 .70 ) 44,526 0 .82 0 .11 1 .76 108
26 .45 7,131 3 .91
(f)
0 .10
(f)
2 .02
(f)
36
14 .20 20,227 0 .44
(f)
0 .35
(f)
( 0 .10 )
(f)
6
12 .25 15,305 0 .47 0 .35 1 .71 10
21 .93 10,219 0 .51 0 .36 1 .90 14
1 .03 4,689 0 .63 0 .35 1 .62 22
( 7 .26 ) 1,740 1 .08 0 .36 1 .42 108
26 .35 693 4 .54
(f)
0 .35
(f)
2 .00
(f)
36

Financial Highlights
(continued)
See Notes to Financial Statements
56
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss)
(b)
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
15.4
Lifecycle Index 2070
Class I:
11/30/25
(e)(f)
$ 10 .00 $ ( 0 .00 )
(g)
$ 0 .21 $ 0 .21 $ — $ — $ — $ 10 .21
Premier Class:
11/30/25
(e)(f)
10 .00 ( 0 .00 )
(g)
0 .21 0 .21 — — — 10 .21
Class R6:
11/30/25
(e)(f)
10 .00 0 .00
(g)
0 .21 0 .21 — — — 10 .21
Retirement Class:
11/30/25
(e)(f)
10 .00 ( 0 .00 )
(g)
0 .20 0 .20 — — — 10 .20
(a)
Based on average shares outstanding.
(b)
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
(c)
Total returns are not annualized.
(d)
The Fund's ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds.
(e)
Unaudited
(f)
The Fund commenced operations on September 30, 2025.
(g)
Value rounded to zero.
(h)
Annualized.

See Notes to Financial Statements
57
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(c)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
(d)
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
2 .10% $ 510 6 .42%
(h)
0 .25%
(h)
( 0 .09 ) %
(h)
2%
2 .10 510 6 .57
(h)
0 .25
(h)
( 0 .09 )
(h)
2
2 .10 3,573 6 .04
(h)
0 .10
(h)
0 .06
(h)
2
2 .00 510 6 .68
(h)
0 .35
(h)
( 0 .19 )
(h)
2

58
Notes to Financial Statements
1. General Information
Trust and Fund Information: TIAA-CREF Funds (the “Trust”) is an open-end management investment company registered under the
Investment Company Act of 1940 (“1940 Act”), as amended. The Trust is comprised of the following (collectively the “Funds” or individually, the “Fund”), among others:
Current Fiscal Period:  The end of the reporting period for the Funds is November 30, 2025, and the period covered by these Notes to
Financial Statements is the six months ended November 30, 2025, while the reporting period for Lifecycle Index 2070 is the period
September 30, 2025 (commencement of operations) through November 30, 2025 (the “current fiscal period”).
Investment Adviser: Teachers Advisors, LLC (the “Adviser”), a wholly owned indirect subsidiary of Teachers Insurance and Annuity
Association of America (“TIAA”), is registered with the Securities and Exchange Commission (“SEC”) as an investment adviser and provides investment management services for the Funds.
Share Classes and Sales Charges: Each Fund is a “fund of funds” that diversifies its assets by investing in Class W of other Nuveen mutual funds and potentially other investment pools or investment products including other funds or exchange-traded funds (“ETFs”)
advised by the Adviser or its affiliates. The Funds offer Class I, Premier Class, Class R6 and Retirement Class shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class. The Funds offer their shares, without a sales load, through their principal underwriter, Nuveen Securities, LLC (“Nuveen Securities”), which is a wholly owned indirect subsidiary of TIAA.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United
States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services — Investment
Companies. The net asset value ("NAV") for financial reporting purposes may differ from the NAV for processing security and common share transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation: The Funds pay the members of the Board of Trustees ("Board") all of whom are independent, certain remuneration for their services, plus travel and other expenses. The Board has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statement of Assets and Liabilities. Trustees’ fees, including any deferred compensation incurred, are reflected in the Statement of Operations.
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications:  Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Fund Name Short Name
Nuveen Lifecycle Index Retirement Income Fund Lifecycle Index Retirement Income
Nuveen Lifecycle Index 2010 Fund Lifecycle Index 2010
Nuveen Lifecycle Index 2015 Fund Lifecycle Index 2015
Nuveen Lifecycle Index 2020 Fund Lifecycle Index 2020
Nuveen Lifecycle Index 2025 Fund Lifecycle Index 2025
Nuveen Lifecycle Index 2030 Fund Lifecycle Index 2030
Nuveen Lifecycle Index 2035 Fund Lifecycle Index 2035
Nuveen Lifecycle Index 2040 Fund Lifecycle Index 2040
Nuveen Lifecycle Index 2045 Fund Lifecycle Index 2045
Nuveen Lifecycle Index 2050 Fund Lifecycle Index 2050
Nuveen Lifecycle Index 2055 Fund Lifecycle Index 2055
Nuveen Lifecycle Index 2060 Fund Lifecycle Index 2060
Nuveen Lifecycle Index 2065 Fund Lifecycle Index 2065
Nuveen Lifecycle Index 2070 Fund Lifecycle Index 2070

59
Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes.
Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.
Multiclass Operations and Allocations: Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a
Fund. Expenses that cannot be directly attributed are allocated to each Fund in the Trust based upon the average net assets of each
Fund.
Netting Agreements: In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds' custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds' Portfolio of Investments or Statement of Assets and Liabilities.
The Funds' investments subject to netting agreements as of the end of the current fiscal period, if any, are further described later in these Notes to Financial Statements.
Segment Reporting : Each Fund represents a single operating segment. The officers of the Funds act as the chief operating decision maker (“CODM”). The CODM monitors the operating results of each Fund as a whole and is responsible for each Fund's long-term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information in the form of the Fund's portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements.
Segment assets are reflected on the Statement of Assets and Liabilities as “total assets” and significant segment revenues and expenses are listed on the Statement of Operations.
New Accounting Pronouncement: In December 2023, the FASB issued Accounting Standard Update ("ASU") No. 2023-09, Income
Taxes (Topic 740) Improvements to Income tax disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU
2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 are effective for annual periods beginning after
December 15, 2024. Management is currently evaluating the implications of these changes on the financial statements.
3. Investment Valuation and Fair Value Measurements
The Funds' investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the
Adviser, subject to the oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds' major classifications of assets and liabilities measured at fair value follows:

Notes to Financial Statements
(continued)
60
Exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
The following table summarizes the market value of the Funds’ investments as of the end of the current fiscal period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Lifecycle Index Retirement Income
Affiliated investment companies $843,246,026 $— $— $843,246,026
Short-term investments — 390,000 — 390,000
Total $843,246,026 $390,000 $— $843,636,026
1 1 1 1 1
Lifecycle Index 2010
Affiliated investment companies $659,288,220 $— $— $659,288,220
Short-term investments — 1,530,000 — 1,530,000
Total $659,288,220 $1,530,000 $— $660,818,220
1 1 1 1 1
Lifecycle Index 2015
Affiliated investment companies $1,008,267,719 $— $— $1,008,267,719
Short-term investments — 1,860,000 — 1,860,000
Total $1,008,267,719 $1,860,000 $— $1,010,127,719
1 1 1 1 1
Lifecycle Index 2020
Affiliated investment companies $3,023,196,586 $— $— $3,023,196,586
Short-term investments — 4,980,000 — 4,980,000
Total $3,023,196,586 $4,980,000 $— $3,028,176,586
1 1 1 1 1
Lifecycle Index 2025
Affiliated investment companies $6,255,408,353 $— $— $6,255,408,353
Short-term investments — 10,780,000 — 10,780,000
Total $6,255,408,353 $10,780,000 $— $6,266,188,353
1 1 1 1 1
Lifecycle Index 2030
Affiliated investment companies $9,546,506,552 $— $— $9,546,506,552
Short-term investments — 13,560,000 — 13,560,000
Total $9,546,506,552 $13,560,000 $— $9,560,066,552
1 1 1 1 1
Lifecycle Index 2035
Affiliated investment companies $10,593,505,786 $— $— $10,593,505,786
Short-term investments — 20,930,000 — 20,930,000
Total $10,593,505,786 $20,930,000 $— $10,614,435,786
1 1 1 1 1
Lifecycle Index 2040
Affiliated investment companies $11,097,696,256 $— $— $11,097,696,256
Short-term investments — 22,950,000 — 22,950,000
Total $11,097,696,256 $22,950,000 $— $11,120,646,256
1 1 1 1 1
Lifecycle Index 2045
Affiliated investment companies $9,803,016,042 $— $— $9,803,016,042
Short-term investments — 20,350,000 — 20,350,000
Total $9,803,016,042 $20,350,000 $— $9,823,366,042
1 1 1 1 1
Lifecycle Index 2050
Affiliated investment companies $8,480,694,684 $— $— $8,480,694,684
Short-term investments — 17,110,000 — 17,110,000
Total $8,480,694,684 $17,110,000 $— $8,497,804,684
1 1 1 1 1
Lifecycle Index 2055
Affiliated investment companies $5,481,516,000 $— $— $5,481,516,000
Short-term investments — 12,120,000 — 12,120,000
Total $5,481,516,000 $12,120,000 $— $5,493,636,000
1 1 1 1 1
Lifecycle Index 2060
Affiliated investment companies $3,323,038,552 $— $— $3,323,038,552
Short-term investments — 10,050,000 — 10,050,000
Total $3,323,038,552 $10,050,000 $— $3,333,088,552
1 1 1 1 1

61
4. Portfolio Securities
Repurchase Agreements: In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the current fiscal period, and the collateral delivered related to those repurchase agreements.
Purchases and Sales:  Long-term purchases and sales during the current fiscal period were as follows:
l
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of Operations, respectively.
Fund Level 1 Level 2 Level 3 Total
Lifecycle Index 2065
Affiliated investment companies $823,288,491 $— $— $823,288,491
Short-term investments — 2,650,000 — 2,650,000
Total $823,288,491 $2,650,000 $— $825,938,491
1 1 1 1 1
Lifecycle Index 2070
Affiliated investment companies $5,038,059 $— $— $5,038,059
Total $5,038,059 $— $— $5,038,059
1 1 1 1 1
Fund Counterparty
Short-term Investments,
at Value
Collateral Pledged
(From) Counterparty
Lifecycle Index Retirement Income Fixed Income Clearing Corporation $ 390,000 $ (397,998)
Lifecycle Index 2010 Fixed Income Clearing Corporation 1,530,000 (1,560,648)
Lifecycle Index 2015 Fixed Income Clearing Corporation 1,860,000 (1,897,369)
Lifecycle Index 2020 Fixed Income Clearing Corporation 4,980,000 (5,079,741)
Lifecycle Index 2025 Fixed Income Clearing Corporation 10,780,000 (10,995,726)
Lifecycle Index 2030 Fixed Income Clearing Corporation 13,560,000 (13,831,271)
Lifecycle Index 2035 Fixed Income Clearing Corporation 20,930,000 (21,348,610)
Lifecycle Index 2040 Fixed Income Clearing Corporation 22,950,000 (23,409,121)
Lifecycle Index 2045 Fixed Income Clearing Corporation 20,350,000 (20,757,010)
Lifecycle Index 2050 Fixed Income Clearing Corporation 17,110,000 (17,452,285)
Lifecycle Index 2055 Fixed Income Clearing Corporation 12,120,000 (12,362,432)
Lifecycle Index 2060 Fixed Income Clearing Corporation 10,050,000 (10,251,096)
Lifecycle Index 2065 Fixed Income Clearing Corporation 2,650,000 (2,703,074)
Fund
Non-U.S. Government
Purchases
Non-U.S. Government
Sales
14.1
Lifecycle Index Retirement Income $ 155,376,675 $ 138,088,773
14.2
Lifecycle Index 2010 92,443,102 133,121,673
14.3
Lifecycle Index 2015 127,389,740 191,935,228
14.4
Lifecycle Index 2020 339,291,520 560,409,640
14.5
Lifecycle Index 2025 643,291,014 927,727,086
14.6
Lifecycle Index 2030 973,106,397 1,093,700,492
14.7
Lifecycle Index 2035 998,001,918 1,077,840,905
14.8
Lifecycle Index 2040 853,782,848 1,197,064,211
14.9
Lifecycle Index 2045 661,020,166 806,542,559
15.01
Lifecycle Index 2050 500,778,784 655,043,141
15.1
Lifecycle Index 2055 411,559,589 362,828,494
15.2
Lifecycle Index 2060 316,386,652 180,948,857
15.3
Lifecycle Index 2065 161,562,748 43,768,044
15.4
Lifecycle Index 2070 5,026,289 92,138

Notes to Financial Statements
(continued)
62
Market and Counterparty Credit Risk: In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund's exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and
Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties.
Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Six Months Ended
11/30/25
Year Ended
5/31/25
14.1
Lifecycle Index Retirement Income Shares Value Shares Value
Subscriptions:
Class I 6,030 $ 104,688 220,538 $ 3,585,353
Premier Class 14,569 250,441 69,127 1,129,152
Class R6 8,502,262 146,137,617 16,897,213 275,818,128
Retirement Class 398,409 6,851,564 643,665 10,488,519
Total subscriptions 8,921,270 153,344,310 17,830,543 291,021,152
Reinvestments of distributions:
Class I 1,397 23,830 7,179 116,654
Premier Class 900 15,372 4,313 70,047
Class R6 453,281 7,743,884 1,869,629 30,392,415
Retirement Class 23,251 396,531 109,573 1,777,356
Total reinvestments of distributions 478,829 8,179,617 1,990,694 32,356,472
Redemptions:
Class I (30,648) (517,314) (238,280) (3,904,264)
Premier Class (18,586) (320,505) (72,409) (1,176,408)
Class R6 (8,100,988) (140,023,533) (16,115,324) (264,168,974)
Retirement Class (303,873) (5,236,931) (649,988) (10,612,868)
Total redemptions (8,454,095) (146,098,283) (17,076,001) (279,862,514)
Net increase (decrease) from shareholder transactions 946,004 $ 15,425,644 2,745,236 $ 43,515,110
Six Months Ended
11/30/25
Year Ended
5/31/25
14.2
Lifecycle Index 2010 Shares Value Shares Value
Subscriptions:
Class I 1,852 $ 32,609 18,749 $ 310,838
Premier Class 20,163 354,629 145,046 2,407,916
Class R6 2,695,645 47,385,637 8,021,458 134,888,648
Retirement Class 221,448 3,901,877 843,382 13,988,519
Total subscriptions 2,939,108 51,674,752 9,028,635 151,595,921
Reinvestments of distributions:
Class I – – 3,825 63,151
Premier Class – – 62,196 1,022,499
Class R6 – – 2,082,839 34,366,842
Retirement Class – – 193,788 3,166,503
Total reinvestments of distributions – – 2,342,648 38,618,995
Redemptions:
Class I (11,332) (201,430) (19,088) (328,434)
Premier Class (70,668) (1,249,566) (149,632) (2,545,267)
Class R6 (5,150,283) (90,985,098) (8,648,583) (145,828,899)
Retirement Class (389,631) (6,767,513) (1,483,425) (24,424,196)
Total redemptions (5,621,914) (99,203,607) (10,300,728) (173,126,796)
Net increase (decrease) from shareholder transactions (2,682,806) $ (47,528,855) 1,070,555 $ 17,088,120

63
Six Months Ended
11/30/25
Year Ended
5/31/25
14.3
Lifecycle Index 2015 Shares Value Shares Value
Subscriptions:
Class I 60,277 $ 1,093,658 40,292 $ 697,035
Premier Class 43,448 801,767 144,223 2,536,874
Class R6 3,083,900 57,584,201 8,682,290 153,507,277
Retirement Class 355,474 6,631,408 909,299 15,935,796
Total subscriptions 3,543,099 66,111,034 9,776,104 172,676,982
Reinvestments of distributions:
Class I – – 5,141 88,784
Premier Class – – 110,301 1,894,963
Class R6 – – 3,803,654 65,651,062
Retirement Class – – 326,814 5,598,328
Total reinvestments of distributions – – 4,245,910 73,233,137
Redemptions:
Class I (55,216) (1,002,859) (15,116) (272,800)
Premier Class (121,975) (2,258,859) (322,196) (5,729,687)
Class R6 (6,660,497) (123,910,052) (14,650,868) (259,821,015)
Retirement Class (710,455) (13,096,990) (2,044,699) (35,759,880)
Total redemptions (7,548,143) (140,268,760) (17,032,879) (301,583,382)
Net increase (decrease) from shareholder transactions (4,005,044) $ (74,157,726) (3,010,865) $ (55,673,263)
Six Months Ended
11/30/25
Year Ended
5/31/25
14.4
Lifecycle Index 2020 Shares Value Shares Value
Subscriptions:
Class I 53,980 $ 1,127,658 227,497 $ 4,328,145
Premier Class 146,192 3,027,922 399,756 7,745,730
Class R6 8,541,757 176,081,005 22,751,892 443,198,611
Retirement Class 371,995 7,647,328 1,218,082 23,426,897
Total subscriptions 9,113,924 187,883,913 24,597,227 478,699,383
Reinvestments of distributions:
Class I – – 26,018 498,251
Premier Class – – 213,714 4,075,518
Class R6 – – 8,932,157 171,229,458
Retirement Class – – 618,654 11,760,622
Total reinvestments of distributions – – 9,790,543 187,563,849
Redemptions:
Class I (27,425) (574,362) (166,152) (3,243,832)
Premier Class (256,570) (5,275,415) (654,158) (12,777,145)
Class R6 (18,877,214) (391,214,210) (37,054,241) (722,834,023)
Retirement Class (1,694,483) (34,620,552) (3,503,767) (67,640,302)
Total redemptions (20,855,692) (431,684,539) (41,378,318) (806,495,302)
Net increase (decrease) from shareholder transactions (11,741,768) $ (243,800,626) (6,990,548) $ (140,232,070)
Six Months Ended
11/30/25
Year Ended
5/31/25
14.5
Lifecycle Index 2025 Shares Value Shares Value
Subscriptions:
Class I 130,583 $ 3,060,494 428,704 $ 9,313,380
Premier Class 248,392 5,780,513 846,651 18,513,578
Class R6 18,761,812 441,153,163 47,238,687 1,039,044,473
Retirement Class 799,153 18,746,154 1,921,603 41,655,332
Total subscriptions 19,939,940 468,740,324 50,435,645 1,108,526,763
Reinvestments of distributions:
Class I – – 46,238 1,003,354
Premier Class – – 267,499 5,791,343
Class R6 – – 13,067,963 284,228,191
Retirement Class – – 859,075 18,513,073
Total reinvestments of distributions – – 14,240,775 309,535,961
Redemptions:
Class I (213,658) (5,054,491) (283,271) (6,248,579)
Premier Class (602,588) (14,225,260) (966,666) (21,202,485)
Class R6 (30,892,846) (729,512,728) (63,595,278) (1,396,647,583)
Retirement Class (2,229,483) (52,194,594) (5,791,567) (126,060,268)
Total redemptions (33,938,575) (800,987,073) (70,636,782) (1,550,158,915)
Net increase (decrease) from shareholder transactions (13,998,635) $ (332,246,749) (5,960,362) $ (132,096,191)

Notes to Financial Statements
(continued)
64
Six Months Ended
11/30/25
Year Ended
5/31/25
14.6
Lifecycle Index 2030 Shares Value Shares Value
Subscriptions:
Class I 98,359 $ 2,652,218 593,893 $ 14,520,135
Premier Class 389,165 10,313,097 1,070,246 26,132,156
Class R6 28,072,948 751,896,409 63,756,006 1,568,016,210
Retirement Class 1,403,659 37,235,898 3,207,456 78,018,987
Total subscriptions 29,964,131 802,097,622 68,627,601 1,686,687,488
Reinvestments of distributions:
Class I – – 48,034 1,182,128
Premier Class – – 206,894 5,073,034
Class R6 – – 10,494,319 258,684,972
Retirement Class – – 609,807 14,885,398
Total reinvestments of distributions – – 11,359,054 279,825,532
Redemptions:
Class I (264,176) (7,187,691) (217,139) (5,345,452)
Premier Class (342,986) (9,140,618) (822,496) (20,140,836)
Class R6 (33,388,209) (899,014,105) (61,001,007) (1,497,705,496)
Retirement Class (2,457,251) (65,505,788) (5,708,458) (139,072,958)
Total redemptions (36,452,622) (980,848,202) (67,749,100) (1,662,264,742)
Net increase (decrease) from shareholder transactions (6,488,491) $ (178,750,580) 12,237,555 $ 304,248,278
Six Months Ended
11/30/25
Year Ended
5/31/25
14.7
Lifecycle Index 2035 Shares Value Shares Value
Subscriptions:
Class I 101,977 $ 3,089,959 443,768 $ 12,038,764
Premier Class 367,391 10,889,852 1,097,427 29,632,626
Class R6 28,953,727 864,332,886 62,281,974 1,695,599,619
Retirement Class 1,122,770 33,389,368 2,558,090 68,965,307
Total subscriptions 30,545,865 911,702,065 66,381,259 1,806,236,316
Reinvestments of distributions:
Class I – – 29,766 813,802
Premier Class – – 179,598 4,890,462
Class R6 – – 8,782,493 240,552,492
Retirement Class – – 438,817 11,900,721
Total reinvestments of distributions – – 9,430,674 258,157,477
Redemptions:
Class I (176,376) (5,308,969) (159,484) (4,341,553)
Premier Class (357,743) (10,700,549) (742,455) (20,045,919)
Class R6 (31,907,952) (961,681,128) (49,919,671) (1,355,059,707)
Retirement Class (2,101,859) (62,530,649) (4,641,286) (125,063,630)
Total redemptions (34,543,930) (1,040,221,295) (55,462,896) (1,504,510,809)
Net increase (decrease) from shareholder transactions (3,998,065) $ (128,519,230) 20,349,037 $ 559,882,984
Six Months Ended
11/30/25
Year Ended
5/31/25
14.8
Lifecycle Index 2040 Shares Value Shares Value
Subscriptions:
Class I 113,317 $ 3,698,784 444,778 $ 13,203,145
Premier Class 336,729 11,009,012 909,057 26,717,339
Class R6 23,441,374 774,710,902 56,032,691 1,660,817,316
Retirement Class 861,920 28,206,828 1,884,847 55,284,129
Total subscriptions 24,753,340 817,625,526 59,271,373 1,756,021,929
Reinvestments of distributions:
Class I – – 21,706 651,409
Premier Class – – 143,496 4,286,231
Class R6 – – 6,980,844 209,704,539
Retirement Class – – 302,916 9,014,779
Total reinvestments of distributions – – 7,448,962 223,656,958
Redemptions:
Class I (163,451) (5,495,847) (211,904) (6,301,307)
Premier Class (393,203) (13,035,902) (803,266) (23,629,285)
Class R6 (33,367,490) (1,114,206,276) (44,442,557) (1,311,311,773)
Retirement Class (1,699,800) (55,998,946) (3,295,185) (97,164,071)
Total redemptions (35,623,944) (1,188,736,971) (48,752,912) (1,438,406,436)
Net increase (decrease) from shareholder transactions (10,870,604) $ (371,111,445) 17,967,423 $ 541,272,451

65
Six Months Ended
11/30/25
Year Ended
5/31/25
14.9
Lifecycle Index 2045 Shares Value Shares Value
Subscriptions:
Class I 123,308 $ 4,369,120 469,723 $ 14,693,043
Premier Class 354,693 12,310,028 1,010,059 31,194,174
Class R6 23,140,838 810,909,755 50,880,775 1,588,433,989
Retirement Class 764,059 26,450,160 1,660,659 51,357,627
Total subscriptions 24,382,898 854,039,063 54,021,216 1,685,678,833
Reinvestments of distributions:
Class I – – 19,358 613,058
Premier Class – – 86,356 2,726,248
Class R6 – – 5,253,565 166,695,631
Retirement Class – – 220,544 6,929,507
Total reinvestments of distributions – – 5,579,823 176,964,444
Redemptions:
Class I (119,995) (4,310,416) (155,775) (4,831,622)
Premier Class (235,269) (8,242,244) (399,873) (12,402,494)
Class R6 (26,786,365) (950,158,804) (35,911,651) (1,115,277,210)
Retirement Class (1,228,139) (43,100,944) (2,629,368) (81,362,784)
Total redemptions (28,369,768) (1,005,812,408) (39,096,667) (1,213,874,110)
Net increase (decrease) from shareholder transactions (3,986,870) $ (151,773,345) 20,504,372 $ 648,769,167
Six Months Ended
11/30/25
Year Ended
5/31/25
15.01
Lifecycle Index 2050 Shares Value Shares Value
Subscriptions:
Class I 71,202 $ 2,574,486 347,200 $ 11,082,776
Premier Class 265,227 9,454,873 618,977 19,595,364
Class R6 20,206,589 724,830,182 46,594,581 1,481,558,552
Retirement Class 676,382 23,850,523 1,339,061 42,191,787
Total subscriptions 21,219,400 760,710,064 48,899,819 1,554,428,479
Reinvestments of distributions:
Class I – – 15,456 499,834
Premier Class – – 53,307 1,717,017
Class R6 – – 4,276,006 138,542,600
Retirement Class – – 175,582 5,627,412
Total reinvestments of distributions – – 4,520,351 146,386,863
Redemptions:
Class I (126,419) (4,552,826) (120,556) (3,834,718)
Premier Class (216,893) (7,741,806) (310,933) (9,802,871)
Class R6 (23,724,924) (861,760,966) (29,269,827) (927,222,679)
Retirement Class (1,249,739) (44,854,940) (2,189,205) (69,046,139)
Total redemptions (25,317,975) (918,910,538) (31,890,521) (1,009,906,407)
Net increase (decrease) from shareholder transactions (4,098,575) $ (158,200,474) 21,529,649 $ 690,908,935
Six Months Ended
11/30/25
Year Ended
5/31/25
15.1
Lifecycle Index 2055 Shares Value Shares Value
Subscriptions:
Class I 87,696 $ 2,570,039 425,164 $ 10,997,107
Premier Class 196,242 5,712,189 533,906 13,778,312
Class R6 20,880,863 606,475,012 44,869,821 1,154,713,271
Retirement Class 452,251 13,010,636 1,246,820 31,850,015
Total subscriptions 21,617,052 627,767,876 47,075,711 1,211,338,705
Reinvestments of distributions:
Class I – – 15,916 416,694
Premier Class – – 25,261 660,586
Class R6 – – 3,162,576 82,954,371
Retirement Class – – 127,545 3,326,374
Total reinvestments of distributions – – 3,331,298 87,358,025
Redemptions:
Class I (137,255) (3,932,210) (140,680) (3,644,192)
Premier Class (175,469) (5,097,795) (236,032) (6,036,638)
Class R6 (18,406,224) (541,339,631) (24,322,945) (624,998,494)
Retirement Class (930,922) (27,247,284) (1,684,478) (43,189,337)
Total redemptions (19,649,870) (577,616,920) (26,384,135) (677,868,661)
Net increase (decrease) from shareholder transactions 1,967,182 $ 50,150,956 24,022,874 $ 620,828,069

Notes to Financial Statements
(continued)
66
Six Months Ended
11/30/25
Year Ended
5/31/25
15.2
Lifecycle Index 2060 Shares Value Shares Value
Subscriptions:
Class I 114,325 $ 2,601,310 366,135 $ 7,364,079
Premier Class 285,749 6,428,373 663,341 13,332,527
Class R6 20,978,131 473,307,566 43,778,222 873,483,589
Retirement Class 564,953 12,661,135 1,142,008 22,684,320
Total subscriptions 21,943,158 494,998,384 45,949,706 916,864,515
Reinvestments of distributions:
Class I – – 13,747 279,754
Premier Class – – 20,637 419,341
Class R6 – – 2,274,228 46,326,021
Retirement Class – – 87,180 1,767,146
Total reinvestments of distributions – – 2,395,792 48,792,262
Redemptions:
Class I (137,514) (3,092,962) (155,492) (3,108,383)
Premier Class (209,797) (4,738,434) (255,361) (5,063,844)
Class R6 (14,833,914) (338,603,375) (22,668,107) (452,990,472)
Retirement Class (584,350) (13,333,673) (1,215,239) (24,227,016)
Total redemptions (15,765,575) (359,768,444) (24,294,199) (485,389,715)
Net increase (decrease) from shareholder transactions 6,177,583 $ 135,229,940 24,051,299 $ 480,267,062
Six Months Ended
11/30/25
Year Ended
5/31/25
15.3
Lifecycle Index 2065 Shares Value Shares Value
Subscriptions:
Class I 99,276 $ 1,602,536 236,260 $ 3,355,493
Premier Class 92,943 1,487,874 193,775 2,740,284
Class R6 12,268,905 198,839,512 21,252,169 304,524,818
Retirement Class 344,952 5,529,712 577,952 8,160,279
Total subscriptions 12,806,076 207,459,634 22,260,156 318,780,874
Reinvestments of distributions:
Class I – – 5,366 77,380
Premier Class – – 4,301 61,977
Class R6 – – 610,908 8,925,367
Retirement Class – – 16,710 241,122
Total reinvestments of distributions – – 637,285 9,305,846
Redemptions:
Class I (45,496) (697,233) (85,309) (1,205,408)
Premier Class (27,197) (428,498) (88,608) (1,245,840)
Class R6 (5,172,246) (84,733,360) (6,353,739) (90,778,874)
Retirement Class (181,168) (2,963,800) (319,821) (4,503,311)
Total redemptions (5,426,107) (88,822,891) (6,847,477) (97,733,433)
Net increase (decrease) from shareholder transactions 7,379,969 $ 118,636,743 16,049,964 $ 230,353,287
For the Period
9/30/25
(commencement of operations)
through
11/30/25
15.4
Lifecycle Index 2070 Shares Value
Subscriptions:
Class I 50,000 $ 500,000
Premier Class 50,000 500,000
Class R6 350,001 3,500,010
Retirement Class 50,001 500,010
Total subscriptions 500,002 5,000,020
Reinvestments of distributions:
Class I – –
Premier Class – –
Class R6 – –
Retirement Class – –
Total reinvestments of distributions – –
Redemptions:
Class I – –
Premier Class – –
Class R6 (1) (10)
Retirement Class (1) (10)
Total redemptions (2) (20)
Net increase (decrease) from shareholder transactions 500,000 $ 5,000,000

67
7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal
Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.
As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
Fund Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
(Depreciation)
Net Unrealized
Appreciation
(Depreciation)
14.1
Lifecycle Index Retirement Income $691,379,507 $186,922,056 $(34,665,537) $152,256,519
14.2
Lifecycle Index 2010 536,560,366 156,077,704 (31,819,850) 124,257,854
14.3
Lifecycle Index 2015 786,429,091 270,038,367 (46,339,739) 223,698,628
14.4
Lifecycle Index 2020 2,300,085,336 847,330,429 (119,239,179) 728,091,250
14.5
Lifecycle Index 2025 4,680,134,189 1,794,411,349 (208,357,185) 1,586,054,164
14.6
Lifecycle Index 2030 6,794,161,380 2,990,554,854 (224,649,682) 2,765,905,172
14.7
Lifecycle Index 2035 7,195,607,586 3,640,140,245 (221,312,045) 3,418,828,200
14.8
Lifecycle Index 2040 6,921,921,403 4,417,468,167 (218,743,314) 4,198,724,853
14.9
Lifecycle Index 2045 6,099,429,834 3,881,747,120 (157,810,912) 3,723,936,208
15.01
Lifecycle Index 2050 5,265,103,213 3,358,041,340 (125,339,869) 3,232,701,471
15.1
Lifecycle Index 2055 3,602,054,325 1,959,306,703 (67,725,028) 1,891,581,675
15.2
Lifecycle Index 2060 2,323,210,980 1,047,257,672 (37,380,100) 1,009,877,572
15.3
Lifecycle Index 2065 647,687,859 181,699,357 (3,448,725) 178,250,632
15.4
Lifecycle Index 2070 4,934,670 103,389 – 103,389
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year
Loss Deferrals
Other
Book-to-Tax
Differences Total
14.1
Lifecycle Index Retirement Income $2,489,465 $2,192,044 $91,645,306 $– $– $(24,472) $96,302,343
14.2
Lifecycle Index 2010 6,252,980 5,932,138 94,019,318 – – (42,838) 106,161,598
14.3
Lifecycle Index 2015 8,400,519 11,892,249 180,771,668 – – (74,459) 200,989,977
14.4
Lifecycle Index 2020 23,823,258 28,649,807 574,629,547 – – (156,861) 626,945,751
14.5
Lifecycle Index 2025 43,811,122 52,896,279 1,189,666,182 – – (213,737) 1,286,159,846
14.6
Lifecycle Index 2030 52,021,490 47,203,190 1,968,693,577 – – (247,529) 2,067,670,728
14.7
Lifecycle Index 2035 47,874,761 43,808,827 2,406,338,646 – – (240,767) 2,497,781,467
14.8
Lifecycle Index 2040 33,141,382 47,789,491 3,023,791,150 – – (260,166) 3,104,461,857
14.9
Lifecycle Index 2045 24,613,382 18,136,704 2,585,347,624 – – (175,934) 2,627,921,776
15.01
Lifecycle Index 2050 24,926,900 – 2,215,687,680 – – (139,706) 2,240,474,874
15.1
Lifecycle Index 2055 8,762,602 – 1,228,439,074 – – (68,424) 1,237,133,252
15.2
Lifecycle Index 2060 4,214,966 113,626 608,526,887 – – (30,532) 612,824,947
15.3
Lifecycle Index 2065 351,890 47,749 84,597,655 – – (3,298) 84,993,996
15.4
Lifecycle Index 2070 – – – – – – –

Notes to Financial Statements
(continued)
68
8. Management Fees and Other Transactions with Affiliates
Management Fees: Under the terms of its Investment Management Agreement, the Adviser is entitled to a fee that is made up of two components, which are added together to create the total investment management fee. The first component, the asset allocation fee rate, is an annual rate of 0.10% of the average daily net assets of each Fund. The second component, the Underlying Funds fee rate, is calculated as follows: for each Underlying Fund of the Trust in which a Fund is invested, the effective Underlying Fund’s annual investment management fee rate, as determined pursuant to its investment management agreement, net of any fee waivers or reimbursements applicable to the Underlying Fund (excluding the Class W shares investment management fee waiver and/or reimbursement), in proportion to the percentage of the Fund’s net assets invested in the Underlying Fund, applied to the average daily net assets of the Fund. The Adviser has contractually agreed to waive a portion of the asset allocation fee rate for each Fund's management fee through September 30, 2026, unless changed with the approval of the Board. As of the end of the current fiscal period, the Adviser received from the Funds the following effective annual rate as a percentage of average daily net assets of each
Fund:
The Funds have entered into an Administrative Service Agreement with the Adviser under which the Funds pay the Adviser for its costs in providing certain administrative and compliance services to the Funds. The Adviser has agreed to gradually reduce expenses allocated to the Funds under the Administrative Services Agreement over a three-year period commencing May 1, 2024. After the expiration of this three-year period, the Adviser will no longer allocate expenses to the Funds under the Administrative Services
Agreement.
Under the terms of Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund incurs an annual fee of 0.25% of the daily net assets, payable monthly to TIAA, on behalf of Retirement Class shares of the Fund held by or through TIAA by its clients, or the Adviser, on behalf of all other Retirement Class shares, for certain administrative costs associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statement of Operations are paid to TIAA or the Adviser, respectively, under the Service
Agreement.
Under the terms of a distribution Rule 12b-1 plan, the Premier Class of each Fund compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class shares.
The Adviser has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, acquired fund fees and expenses, extraordinary expenses and the management fees and certain other
Investment Management Fee Waiver
Fund Investment Management Fee—Effective Rate Effective 10/1/25 Prior to 10/1/25
Lifecycle Index Retirement Income 0.090% 0.082% 0.081%
Lifecycle Index 2010 0.090 0.081 0.081
Lifecycle Index 2015 0.090 0.080 0.079
Lifecycle Index 2020 0.090 0.075 0.075
Lifecycle Index 2025 0.090 0.071 0.070
Lifecycle Index 2030 0.090 0.066 0.066
Lifecycle Index 2035 0.090 0.061 0.062
Lifecycle Index 2040 0.090 0.056 0.057
Lifecycle Index 2045 0.090 0.055 0.057
Lifecycle Index 2050 0.090 0.054 0.056
Lifecycle Index 2055 0.090 0.054 0.056
Lifecycle Index 2060 0.090 0.054 0.056
Lifecycle Index 2065 0.090 0.054 0.057
Lifecycle Index 2070 0.090 0.057 -

69
expenses originally attributable to Class W shares of the affiliated Nuveen Funds) exceeds the following percentages of average daily net assets for each class:
The Funds are permitted to purchase or sell securities from or to certain other funds or accounts managed by the Adviser or by an affiliate of the Adviser (each an, "Affiliated Entity") under specified conditions outlined in procedures adopted by the Board ("cross-
trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are affected at the current market price (as provided by an independent pricing service) without incurring broker commissions. During the current fiscal period, the Funds did not engage in security transactions with affiliated entities.
Affiliated Owned Shares:
The following is the percentage of the Funds’ shares owned by TIAA and its registered separate account
("TIAA Access") as of the end of the current fiscal period:
Affiliated Investment Companies: Investments in other investment companies advised by the Adviser and Nuveen Fund Advisors, LLC are deemed to be affiliated investments. A complete schedule of the portfolio holdings for each of the affiliated investments is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available on the SEC’s website at www.sec.gov.
A copy of the annual report, semi-annual report and financial statements is available for each of the affiliated investments at https://
www.nuveen.com/en-us/mutual-funds/prospectuses, https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses or upon request by calling (800) 842-2252. Information regarding transactions with affiliated investment companies is as follows:
Maximum Expense Amounts
Class I Premier Class Class R6 Retirement Class
Fund
Effective
10/1/25*
Prior to
10/1/25
Effective
10/1/25*
Prior to
10/1/25
Effective
10/1/25*
Prior to
10/1/25
Effective
10/1/25*
Prior to
10/1/25
Lifecycle Index Retirement Income 0.168% 0.169% 0.168% 0.169% 0.018% 0.019% 0.268% 0.269%
Lifecycle Index 2010 0.169 0.169 0.169 0.169 0.019 0.019 0.269 0.269
Lifecycle Index 2015 0.170 0.171 0.170 0.171 0.020 0.021 0.270 0.271
Lifecycle Index 2020 0.175 0.175 0.175 0.175 0.025 0.025 0.275 0.275
Lifecycle Index 2025 0.179 0.180 0.179 0.180 0.029 0.030 0.279 0.280
Lifecycle Index 2030 0.184 0.184 0.184 0.184 0.034 0.034 0.284 0.284
Lifecycle Index 2035 0.189 0.188 0.189 0.188 0.039 0.038 0.289 0.288
Lifecycle Index 2040 0.194 0.193 0.194 0.193 0.044 0.043 0.294 0.293
Lifecycle Index 2045 0.195 0.193 0.195 0.193 0.045 0.043 0.295 0.293
Lifecycle Index 2050 0.196 0.194 0.196 0.194 0.046 0.044 0.296 0.294
Lifecycle Index 2055 0.196 0.194 0.196 0.194 0.046 0.044 0.296 0.294
Lifecycle Index 2060 0.196 0.194 0.196 0.194 0.046 0.044 0.296 0.294
Lifecycle Index 2065 0.196 0.193 0.196 0.193 0.046 0.043 0.296 0.293
Lifecycle Index 2070 0.193 - 0.193 - 0.043 - 0.293 -
*   The expense reimbursement agreements will continue through at least September 30, 2026, unless changed with approval of the Board.
Underlying Fund TIAA Total
15.4
Lifecycle Index 2070 100% 100%
Issue
Value at
5/31/25
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/25
Shares at
11/30/25 Dividend Income
Lifecycle Index Retirement Income
Nuveen Funds:
Bond Index, Class W
$ 304,039,798 $ 34,837,493 $ 80,545,2 59 $ (5,949,481) $ 15,274,630 $ 267,657, 181 27,173,318 $ 6,144,698
Emerging Markets
Equity Index,
Class W
33,647,817 3,356,566 4,216,733 316,586 6,565,645 39,669,881 2,809,482 –
Equity Index, Class W
203,994,808 12,483,629 28,732,048 1,636,290 30,630,621 220,013,300 4,578,841 –
High Yield Corporate
Bond ETF
– 46,014,645 – – 346,593 46,361,238 1,840,652 19,965
Inflation Linked Bond,
Class W
76,119,986 12,793,599 4,867,318 (134,732) 1,090,423 85,001,958 7,776,940 1,754,484
International
Aggregate Bond
ETF
– 21,108,460 – – (5,439) 21,103,021 836,260 2,491
International Equity
Index, Class W
75,054,666 7,925,327 11,490,883 706,025 6,164,293 78,359,428 2,776,734 –
Short Term Bond
Index, Class W
76,036,914 16,856,956 8,236,53 2 (121,766) 544,447 85,080,0 19 8,771,136 1,740,413
$768,893,989 $155,376,675 $138,088,773 $(3,547,078) $60,611,213 $843,246,026 56,563,362 $9,662,051

Notes to Financial Statements
(continued)
70
Issue
Value at
5/31/25
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/25
Shares at
11/30/25 Dividend Income
Lifecycle Index 2010
Nuveen Funds:
Bond Index, Class W
$ 260,535,505 $ 16,333,770 $ 74,752,232 $ (6,184,354) $ 13,738,567 $ 209,671,256 21,286,422 $ 4,996,330
Emerging Markets
Equity Index,
Class W
25,305,350 1,299,053 4,850,031 955,593 4,005,338 26,715,303 1,892,019 –
Equity Index, Class W
153,425,112 2,641,06 4 30,090,346 14,439,227 8,711,238 149,126,29 5 3,103,565 –
High Yield Corporate
Bond ETF
– 35,795,79 1 – 1 269,038 36,064,83 0 1,431,860 15,672
Inflation Linked Bond,
Class W
65,221,958 5,830,157 5,353,666 (194,393) 970,673 66,474,729 6,081,860 1,444,547
International
Aggregate Bond
ETF
– 16,469,231 – – (4,277) 16,464,954 652,465 1,965
International Equity
Index, Class W
56,448,252 2,051,520 10,133,655 3,013,573 1,830,988 53,210,678 1,885,566 –
Short Term Bond
Index, Class W
96,960,435 12,022,516 7,941,743 (198,004) 716,971 101,560,175 10,470,121 2,125,427
$657,896,612 $92,443,102 $133,121,673 $11,831,643 $30,238,536 $659,288,220 46,803,878 $8,583,941
Issue
Value at
5/31/25
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/25
Shares at
11/30/25 Dividend Income
Lifecycle Index 2015
Nuveen Funds:
Bond Index, Class W
$ 395,881,508 $ 17,389,264 $ 103,741,219 $ (8,917,639) $ 20,466,800 $ 321,078,714 32,596,824 $ 7,589,079
Emerging Markets
Equity Index,
Class W
43,991,988 1,702,960 7,830,377 1,536,582 7,045,714 46,446,867 3,289,438 –
Equity Index, Class W
266,715,179 1,911,666 47,447,295 30,089,538 10,050,199 261,319,287 5,438,487 –
High Yield Corporate
Bond ETF
– 54,977,470 – – 414,005 55,391,475 2,199,174 23,778
Inflation Linked Bond,
Class W
98,698,685 8,935,402 7,181,673 (301,238) 1,487,704 101,638,880 9,299,074 2,182,949
International
Aggregate Bond
ETF
– 25,226,367 – – (6,407) 25,219,960 999,404 2,980
International Equity
Index, Class W
98,130,474 4,139,737 18,457,478 5,643,446 2,767,102 92,223,281 3,268,011 –
Short Term Bond
Index, Class W
98,590,267
13,106,874 7,277,186 (172,543) 701,843 104,949,255 10,819,511 2,161,385
$1,002,008,101 $127,389,740 $191,935,228 $27,878,146 $42,926,960 $1,008,267,719 67,909,923 $11,960,171
Issue
Value at
5/31/25
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/25
Shares at
11/30/25 Dividend Income
Lifecycle Index 2020
Nuveen Funds:
Bond Index, Class W
$ 1,158,264,084 $ 57,308,388 $ 291,428,307 $ (28,207,653) $ 62,232,871 $ 958,169,383 97,276,080 $ 22,392,754
Emerging Markets
Equity Index,
Class W
148,450,166 4,624,284 25,602,243 4,869,225 24,298,401 156,639,833 11,093,473 –
Equity Index, Class W
899,993,019 3,005,554 158,840,087 88,067,309 48,327,967 880,553,762 18,325,781 –
High Yield Corporate
Bond ETF
– 142,452,462 – – 1,071,716 143,524,178 5,698,253 61,988
Inflation Linked Bond,
Class W
236,645,669 23,876,157 15,264,633 (723,078) 3,604,134 248,138,249 22,702,493 5,292,127
International
Aggregate Bond
ETF
– 75,211,918 – 1 (19,291) 75,192,628 2,979,696 8,937
International Equity
Index, Class W
331,129,768 7,745,245 54,014,464 16,373,070 12,259,645 313,493,264 11,108,904 –
Short Term Bond
Index, Class W
236,401,887 25,067,512 15,259,906 (410,464) 1,686,260 247,485,289 25,513,947 5,180,464
$3,010,884,593 $339,291,520 $560,409,640 $79,968,410 $153,461,703 $3,023,196,586 194,698,626 $32,936,270

71
Issue
Value at
5/31/25
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/25
Shares at
11/30/25 Dividend Income
Lifecycle Index 2025
Nuveen Funds:
Bond Index, Class W
$ 2,251,287,349 $ 123,600,504 $ 467,519,74 5 $ (54,095,444) $ 121,439,078 $ 1,974,711,74 2 200,478,349 $ 44,530,110
Emerging Markets
Equity Index,
Class W
330,055,510 8,470,607 44,076,745 7,323,074 58,285,064 360,057,510 25,499,824 –
Equity Index, Class W
2,000,942,246 1,283,698 284,460,707 140,724,305 167,006,973 2,025,496,515 42,153,934 –
High Yield Corporate
Bond ETF
– 245,319,587 – – 1,844,520 247,164,107 9,813,006 106,755
Inflation Linked Bond,
Class W
354,046,919 43,051,685 15,294,250 (1,010,533) 5,392,527 386,186,348 35,332,694 8,033,065
International
Aggregate Bond
ETF
– 154,450,422 – – (39,526) 154,410,896 6,118,918 18,296
International Equity
Index, Class W
736,201,441 20,146,455 98,988,428 24,855,087 40,006,311 722,220,866 25,592,518 –
Short Term Bond
Index, Class W
353,641,730 46,968,056 17,387,21 1 (515,241) 2,453,035 385,160,3 69 39,707,255 7,934,532
$6,026,175,195 $643,291,014 $927,727,086 $117,281,248 $396,387,982 $6,255,408,353 384,696,498 $60,622,758
Issue
Value at
5/31/25
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/25
Shares at
11/30/25 Dividend Income
Lifecycle Index 2030
Nuveen Funds:
Bond Index, Class W
$ 2,939,842,691 $ 245,407,285 $ 523,767,170 $ (66,155,720) $ 156,173,243 $ 2,751,500,329 279,340,135 $ 59,680,750
Emerging Markets
Equity Index,
Class W
558,062,420 24,384,391 59,495,303 6,783,205 105,838,682 635,573,395 45,012,280 –
Equity Index, Class W
3,384,250,543 28,139,471 367,972,560 96,082,749 433,773,539 3,574,273,742 74,386,550 –
High Yield Corporate
Bond ETF
– 299,542,426 – – 2,253,555 301,795,981 11,982,022 129,801
Inflation Linked Bond,
Class W
343,154,615 61,545,530 13,176,306 (1,345,108) 5,731,108 395,909,839 36,222,309 7,934,483
International
Aggregate Bond
ETF
– 214,243,089 – – (54,112) 214,188,977 8,487,774 25,174
International Equity
Index, Class W
1,245,997,509 30,758,580 115,464,006 20,732,705 91,083,134 1,273,107,922 45,113,675 –
Short Term Bond
Index, Class W
342,975,061 69,085,625 13,825,147 (491,619) 2,412,447 400,156,367 41,253,234 7,947,466
$8,814,282,839 $973,106,397 $1,093,700,492 $55,606,212 $797,211,596 $9,546,506,552 541,797,980 $75,717,674
Issue
Value at
5/31/25
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/25
Shares at
11/30/25 Dividend Income
Lifecycle Index 2035
Nuveen Funds:
Bond Index, Class W
$ 2,818,383,687 $ 300,949,257 $ 467,125,396 $ (55,067,707) $ 142,746,645 $ 2,739,886,486 278,161,065 $ 58,211,763
Emerging Markets
Equity Index,
Class W
693,703,470 35,662,905 66,957,726 6,914,039 134,327,108 803,649,796 56,915,708 –
Equity Index, Class W
4,204,684,542 42,479,387 397,564,808 58,997,821 606,518,612 4,515,115,554 93,967,025 –
High Yield Corporate
Bond ETF
– 249,221,448 – – 1,872,851 251,094,299 9,969,044 108,170
Inflation Linked Bond,
Class W
184,771,953 48,187,606 8,230,851 (980,786) 3,419,910 227,167,832 20,783,882 4,387,273
International
Aggregate Bond
ETF
– 212,821,154 – – (53,438) 212,767,716 8,431,453 24,960
International Equity
Index, Class W
1,546,879,811 54,611,262 130,284,548 18,234,454 122,269,580 1,611,710,559 57,112,351 –
Short Term Bond
Index, Class W
184,648,230 54,068,899 7,677,576 (314,295) 1,388,286 232,113,544 23,929,231 4,473,917
$9,633,071,693 $998,001,918 $1,077,840,905 $27,783,526 $1,012,489,554 $10,593,505,786 549,269,760 $67,206,083

Notes to Financial Statements
(continued)
72
Issue
Value at
5/31/25
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/25
Shares at
11/30/25 Dividend Income
Lifecycle Index 2040
Nuveen Funds:
Bond Index, Class W
$ 2,175,057,354 $ 274,507,567 $ 372,656,788 $ (38,127,967) $ 106,592,201 $ 2,145,372,367 217,804,301 $ 45,116,372
Emerging Markets
Equity Index,
Class W
863,160,406 53,674,161 95,022,264 9,729,807 166,381,735 997,923,845 70,674,493 –
Equity Index, Class W
5,229,216,814 50,448,299 529,126,665 78,698,123 750,162,141 5,579,398,712 116,116,518 –
High Yield Corporate
Bond ETF
– 174,178,83 7 – – 1,304,676 175,483,51 3 6,967,115 76,078
Inflation Linked Bond,
Class W
– 16,960,08 3 380,347 1,379 46,965 16,628,08 0 1,521,325 68,483
International
Aggregate Bond
ETF
– 167,202,345 – – (41,541) 167,160,804 6,624,165 19,506
International Equity
Index, Class W
1,923,667,628 70,272,210 179,054,884 24,644,360 150,448,960 1,989,978,274 70,516,594 –
Short Term Bond
Index, Class W
– 46,539,346 20,823,263 (3,988) 38,566 25,750,661 2,654,707 303,683
$10,191,102,202 $853,782,848 $1,197,064,211 $74,941,714 $1,174,933,703 $11,097,696,256 492,879,219 $45,584,122
Issue
Value at
5/31/25
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/25
Shares at
11/30/25 Dividend Income
Lifecycle Index 2045
Nuveen Funds:
Bond Index, Class W
$ 1,192,597,095 $ 202,326,798 $ 176,316,585 $ (18,938,386) $ 57,146,647 $ 1,256,815,569 127,595,489 $ 25,394,696
Emerging Markets
Equity Index,
Class W
816,871,300 62,145,392 77,501,192 5,323,383 163,480,301 970,319,184 68,719,489 –
Equity Index, Class W
4,945,983,702 126,075,301 412,552,444 36,995,641 759,480,138 5,455,982,338 113,548,020 –
High Yield Corporate
Bond ETF
– 77,152,374 – – 571,585 77,723,959 3,085,827 34,424
International
Aggregate Bond
ETF
– 96,692,166 – – (23,795) 96,668,371 3,830,726 11,216
International Equity
Index, Class W
1,820,545,161 96,628,135 140,172,338 10,571,955 157,933,708 1,945,506,621 68,940,702 –
$8,775,997,258 $661,020,166 $806,542,559 $33,952,593 $1,138,588,584 $9,803,016,042 385,720,253 $25,440,336
Issue
Value at
5/31/25
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/25
Shares at
11/30/25 Dividend Income
Lifecycle Index 2050
Nuveen Funds:
Bond Index, Class W
$ 737,968,816 $ 131,710,146 $ 86,034,966 $ (10,039,686) $ 33,734,673 $ 807,338,983 81,963,349 $ 15,788,786
Emerging Markets
Equity Index,
Class W
737,291,829 63,006,541 69,087,008 5,122,718 147,836,841 884,170,921 62,618,337 –
Equity Index, Class W
4,465,351,510 133,429,099 364,864,916 29,925,266 691,281,078 4,955,122,037 103,124,288 –
High Yield Corporate
Bond ETF
– 3,998,288 – – 30,336 4,028,624 159,946 1,481
International
Aggregate Bond
ETF
– 62,433,352 – – (15,438) 62,417,914 2,473,466 7,259
International Equity
Index, Class W
1,643,791,276 106,201,358 135,056,251 8,533,521 144,146,301 1,767,616,205 62,637,002 –
$7,584,403,431 $500,778,784 $655,043,141 $33,541,819 $1,017,013,791 $8,480,694,684 312,976,388 $15,797,526

73
Issue
Value at
5/31/25
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/25
Shares at
11/30/25 Dividend Income
Lifecycle Index 2055
Nuveen Funds:
Bond Index, Class W
$ 405,382,122 $ 77,735,630 $ 45,805,866 $ (5,205,541) $ 18,281,557 $ 450,387,902 45,724,660 $ 8,748,879
Emerging Markets
Equity Index,
Class W
469,028,621 57,601,297 42,799,820 1,939,995 96,416,978 582,187,071 41,231,379 –
Equity Index, Class W
2,839,218,526 153,308,669 203,895,734 11,884,781 452,570,289 3,253,086,531 67,702,113 –
International
Aggregate Bond
ETF
– 34,846,770 – (1) (8,590) 34,838,179 1,380,550 4,049
International Equity
Index, Class W
1,044,610,076 88,067,223 70,327,074 2,783,725 95,882,367 1,161,016,317 41,141,613 –
$4,758,239,345 $411,559,589 $362,828,494 $11,402,959 $663,142,601 $5,481,516,000 197,180,315 $8,752,928
Issue
Value at
5/31/25
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/25
Shares at
11/30/25 Dividend Income
Lifecycle Index 2060
Nuveen Funds:
Bond Index, Class W
$ 203,466,221 $ 45,866,419 $ 21,246,960 $ (2,274,084) $ 8,932,730 $ 234,744,326 23,831,911 $ 4,471,254
Emerging Markets
Equity Index,
Class W
278,150,768 41,647,695 21,020,555 783,029 58,247,899 357,808,836 25,340,569 –
Equity Index, Class W
1,682,219,082 139,921,574 102,223,638 3,624,204 275,747,175 1,999,288,397 41,608,499 –
International
Aggregate Bond
ETF
– 18,103,772 – – (4,448) 18,099,324 717,231 2,097
International Equity
Index, Class W
619,201,078 70,847,192 36,457,704 1,079,774 58,427,329 713,097,669 25,269,230 –
$2,783,037,149 $316,386,652 $180,948,857 $3,212,923 $401,350,685 $3,323,038,552 116,767,441 $4,473,351
Issue
Value at
5/31/25
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/25
Shares at
11/30/25 Dividend Income
Lifecycle Index 2065
Nuveen Funds:
Bond Index, Class W
$ 37,438,185 $ 14,473,373 $ 4,493,042 $ (7,120) $ 1,295,806 $ 48,707,202 4,944,894 $ 871,943
Emerging Markets
Equity Index,
Class W
61,877,119 20,469,154 5,138,265 156,865 13,559,953 90,924,826 6,439,435 –
Equity Index, Class W
373,924,587 87,832,963 25,307,729 434,849 64,929,296 501,813,966 10,443,579 –
International
Aggregate Bond
ETF
– 3,702,476 – – (880) 3,701,596 146,685 420
International Equity
Index, Class W
137,828,838 35,084,782 8,829,008 187,487 13,868,802 178,140,901 6,312,576 –
$611,068,729 $161,562,748 $43,768,044 $772,081 $93,652,977 $823,288,491 28,287,169 $872,363
Issue
Value at
9/30/25
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/25
Shares at
11/30/25 Dividend Income
Lifecycle Index 2070
Nuveen Funds:
Bond Index, Class W
$ – $ 208,697 $ 4,452 $ 18 $ 1,255 $ 205,518 20,865 $ 1,334
Emerging Markets
Equity Index,
Class W
– 556,358 5,779 36 9,887 560,502 39,696 –
Equity Index, Class W
– 3,092,607 50,342 465 73,944 3,116,674 64,863 –
International
Aggregate Bond
ETF
– 50,873 – – 304 51,177 2,028 31
International Equity
Index, Class W
– 1,117,754 31,565 – 17,999 1,104,188 39,128 –
$– $5,026,289 $92,138 $519 $103,389 $5,038,059 166,579 $1,365

Portfolio of Investments November 30, 2025
Lifestyle Income
1
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
FIXED INCOME—39.9%
1,650,427
Nuveen Core Bond Fund, Class R6 $ 15,398,488
1,645,534
Nuveen Core Plus Bond Fund, Class R6 15,385,745
TOTAL FIXED INCOME 30,784,233
INTERNATIONAL EQUITY—7.0%
92,065
Nuveen Emerging Markets Equity Fund, Class R6 944,583
83,919
Nuveen International Equity Fund, Class R6 1,445,081
90,988
Nuveen International Opportunities Fund, Class R6 1,592,294
18,695
Nuveen International Value Fund, Class I 679,570
54,072
Nuveen Quant International Small Cap Equity Fund, Class R6 751,058
TOTAL INTERNATIONAL EQUITY 5,412,586
SHORT-TERM FIXED INCOME—39.9%
3,011,150
Nuveen Short Term Bond Fund, Class R6 30,773,957
TOTAL SHORT-TERM FIXED INCOME 30,773,957
U.S. EQUITY—13.1%
79,339
Nuveen Core Equity Fund, Class R6 1,360,671
24,032
Nuveen Dividend Growth Fund, Class R6 1,638,055
90,529
Nuveen Dividend Value Fund, Class R6 1,485,584
40,139
Nuveen Growth Opportunities ETF 1,619,167
52,186
Nuveen Large Cap Growth Fund, Class R6 1,744,047
61,114
Nuveen Large Cap Value Fund, Class R6 1,562,690
6,978
Nuveen Quant Small Cap Equity Fund, Class R6 149,189
8,488
Nuveen Small Cap Select Fund, Class R6 142,429
20,555
Nuveen Quant Small/Mid Cap Equity Fund, Class R6 350,465
TOTAL U.S. EQUITY 10,052,297
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $72,456,573) 77,023,073
TOTAL INVESTMENTS—99.9%
(Cost $72,456,573) 77,023,073
OTHER ASSETS & LIABILITIES, NET—0.1% 64,714
NET ASSETS—100.0% $ 77,087,787
ETF Exchange Traded Fund
(a) Affiliated fund.

Lifestyle Conservative
Portfolio of Investments November 30, 2025
2
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
FIXED INCOME—40.0%
3,488,555
Nuveen Core Bond Fund, Class R6 $ 32,548,216
10,443,273
Nuveen Core Plus Bond Fund, Class R6 97,644,606
TOTAL FIXED INCOME 130,192,822
INTERNATIONAL EQUITY—14.0%
769,859
Nuveen Emerging Markets Equity Fund, Class R6 7,898,757
706,247
Nuveen International Equity Fund, Class R6 12,161,573
766,783
Nuveen International Opportunities Fund, Class R6 13,418,697
158,500
Nuveen International Value Fund, Class I 5,761,472
453,234
Nuveen Quant International Small Cap Equity Fund, Class R6 6,295,423
TOTAL INTERNATIONAL EQUITY 45,535,922
SHORT-TERM FIXED INCOME—19.9%
6,335,248
Nuveen Short Term Bond Fund, Class R6 64,746,234
TOTAL SHORT-TERM FIXED INCOME 64,746,234
U.S. EQUITY—26.0%
664,967
Nuveen Core Equity Fund, Class R6 11,404,176
201,407
Nuveen Dividend Growth Fund, Class R6 13,727,875
761,770
Nuveen Dividend Value Fund, Class R6 12,500,642
341,566
Nuveen Growth Opportunities ETF 13,778,431
438,851
Nuveen Large Cap Growth Fund, Class R6 14,666,398
515,502
Nuveen Large Cap Value Fund, Class R6 13,181,380
58,858
Nuveen Quant Small Cap Equity Fund, Class R6 1,258,392
71,596
Nuveen Small Cap Select Fund, Class R6 1,201,375
173,380
Nuveen Quant Small/Mid Cap Equity Fund, Class R6 2,956,136
TOTAL U.S. EQUITY 84,674,805
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $285,291,114) 325,149,783
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.0%
REPURCHASE AGREEMENT—0.0%
$230,000 (b) Fixed Income Clearing Corporation 4 .080% 12/01/25 230,000
TOTAL REPURCHASE AGREEMENT 230,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $230,000) 230,000
TOTAL INVESTMENTS—99.9%
(Cost $285,521,114) 325,379,783
OTHER ASSETS & LIABILITIES, NET—0.1% 174,648
NET ASSETS—100.0% $ 325,554,431
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Agreement with Fixed Income Clearing Corporation, 4.080% dated 11/28/25 to be repurchased at $230,078 on 12/1/25, collateralized by Government Agency Securities, with coupon rate
3.875% and maturity date 5/31/27, valued at $234,787.

Portfolio of Investments November 30, 2025
Lifestyle Moderate
3
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
FIXED INCOME—39.9%
25,893,324
Nuveen Core Plus Bond Fund, Class R6 $ 242,102,580
TOTAL FIXED INCOME 242,102,580
INTERNATIONAL EQUITY—21.0%
2,146,128
Nuveen Emerging Markets Equity Fund, Class R6 22,019,276
1,977,729
Nuveen International Equity Fund, Class R6 34,056,496
2,136,414
Nuveen International Opportunities Fund, Class R6 37,387,252
444,028
Nuveen International Value Fund, Class I 16,140,407
1,270,254
Nuveen Quant International Small Cap Equity Fund, Class R6 17,643,835
TOTAL INTERNATIONAL EQUITY 127,247,266
U.S. EQUITY—39.0%
1,869,341
Nuveen Core Equity Fund, Class R6 32,059,207
563,605
Nuveen Dividend Growth Fund, Class R6 38,415,333
2,127,433
Nuveen Dividend Value Fund, Class R6 34,911,173
946,959
Nuveen Growth Opportunities ETF 38,199,379
1,228,927
Nuveen Large Cap Growth Fund, Class R6 41,070,735
1,433,116
Nuveen Large Cap Value Fund, Class R6 36,644,771
164,323
Nuveen Quant Small Cap Equity Fund, Class R6 3,513,224
199,886
Nuveen Small Cap Select Fund, Class R6 3,354,083
484,053
Nuveen Quant Small/Mid Cap Equity Fund, Class R6 8,253,098
TOTAL U.S. EQUITY 236,421,003
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $490,854,362) 605,770,849
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$560,000 (b) Fixed Income Clearing Corporation 4 .080% 12/01/25 560,000
TOTAL REPURCHASE AGREEMENT 560,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $560,000) 560,000
TOTAL INVESTMENTS—100.0%
(Cost $491,414,362) 606,330,849
OTHER ASSETS & LIABILITIES, NET—(0.0)% (55,566)
NET ASSETS—100.0% $ 606,275,283
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Agreement with Fixed Income Clearing Corporation, 4.080% dated 11/28/25 to be repurchased at $560,190 on 12/1/25, collateralized by Government Agency Securities, with coupon rate
3.750% and maturity date 4/30/27, valued at $571,314.

Lifestyle Growth
Portfolio of Investments November 30, 2025
4
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
FIXED INCOME—20.0%
7,177,261
Nuveen Core Plus Bond Fund, Class R6 $ 67,107,395
TOTAL FIXED INCOME 67,107,395
INTERNATIONAL EQUITY—27.9%
1,586,212
Nuveen Emerging Markets Equity Fund, Class R6 16,274,539
1,460,745
Nuveen International Equity Fund, Class R6 25,154,028
1,568,329
Nuveen International Opportunities Fund, Class R6 27,445,749
326,912
Nuveen International Value Fund, Class I 11,883,257
936,586
Nuveen Quant International Small Cap Equity Fund, Class R6 13,009,173
TOTAL INTERNATIONAL EQUITY 93,766,746
U.S. EQUITY—52.0%
1,374,813
Nuveen Core Equity Fund, Class R6 23,578,038
413,486
Nuveen Dividend Growth Fund, Class R6 28,183,187
1,571,571
Nuveen Dividend Value Fund, Class R6 25,789,480
704,048
Nuveen Growth Opportunities ETF 28,400,592
905,931
Nuveen Large Cap Growth Fund, Class R6 30,276,216
1,060,037
Nuveen Large Cap Value Fund, Class R6 27,105,137
121,153
Nuveen Quant Small Cap Equity Fund, Class R6 2,590,247
147,369
Nuveen Small Cap Select Fund, Class R6 2,472,860
356,879
Nuveen Quant Small/Mid Cap Equity Fund, Class R6 6,084,793
TOTAL U.S. EQUITY 174,480,550
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $246,644,952) 335,354,691
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$320,000 (b) Fixed Income Clearing Corporation 4 .080% 12/01/25 320,000
TOTAL REPURCHASE AGREEMENT 320,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $320,000) 320,000
TOTAL INVESTMENTS—100.0%
(Cost $246,964,952) 335,674,691
OTHER ASSETS & LIABILITIES, NET—(0.0)% (30,063)
NET ASSETS—100.0% $ 335,644,628
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Agreement with Fixed Income Clearing Corporation, 4.080% dated 11/28/25 to be repurchased at $320,109 on 12/1/25, collateralized by Government Agency Securities, with coupon rate
3.750% and maturity date 4/30/27, valued at $326,407.

Portfolio of Investments November 30, 2025
Lifestyle Aggressive Growth
5
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
INTERNATIONAL EQUITY—35.0%
1,615,514
Nuveen Emerging Markets Equity Fund, Class R6 $ 16,575,178
1,494,367
Nuveen International Equity Fund, Class R6 25,732,997
1,608,575
Nuveen International Opportunities Fund, Class R6 28,150,058
332,730
Nuveen International Value Fund, Class I 12,094,723
964,737
Nuveen Quant International Small Cap Equity Fund, Class R6 13,400,204
TOTAL INTERNATIONAL EQUITY 95,953,160
U.S. EQUITY—64.9%
1,406,591
Nuveen Core Equity Fund, Class R6 24,123,036
424,054
Nuveen Dividend Growth Fund, Class R6 28,903,509
1,604,464
Nuveen Dividend Value Fund, Class R6 26,329,251
718,309
Nuveen Growth Opportunities ETF 28,975,867
925,594
Nuveen Large Cap Growth Fund, Class R6 30,933,366
1,080,367
Nuveen Large Cap Value Fund, Class R6 27,624,976
123,471
Nuveen Quant Small Cap Equity Fund, Class R6 2,639,812
149,702
Nuveen Small Cap Select Fund, Class R6 2,512,005
363,082
Nuveen Quant Small/Mid Cap Equity Fund, Class R6 6,190,544
TOTAL U.S. EQUITY 178,232,366
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $185,534,337) 274,185,526
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.2%
REPURCHASE AGREEMENT—0.2%
$360,000 (b) Fixed Income Clearing Corporation 4 .080% 12/01/25 360,000
TOTAL REPURCHASE AGREEMENT 360,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $360,000) 360,000
TOTAL INVESTMENTS—100.1%
(Cost $185,894,337) 274,545,526
OTHER ASSETS & LIABILITIES, NET—(0.1)% (139,924)
NET ASSETS—100.0% $ 274,405,602
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Agreement with Fixed Income Clearing Corporation, 4.080% dated 11/28/25 to be repurchased at $360,122 on 12/1/25, collateralized by Government Agency Securities, with coupon rate
3.875% and maturity date 5/31/27, valued at $367,395.

Managed Allocation
Portfolio of Investments November 30, 2025
6
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
FIXED INCOME—40.0%
40,137,225
Nuveen Core Plus Bond Fund, Class R6 $ 375,283,058
TOTAL FIXED INCOME 375,283,058
INTERNATIONAL EQUITY—21.0%
3,322,481
Nuveen Emerging Markets Equity Fund, Class R6 34,088,658
3,064,126
Nuveen International Equity Fund, Class R6 52,764,242
3,289,095
Nuveen International Opportunities Fund, Class R6 57,559,163
688,330
Nuveen International Value Fund, Class I 25,020,810
1,965,462
Nuveen Quant International Small Cap Equity Fund, Class R6 27,300,269
TOTAL INTERNATIONAL EQUITY 196,733,142
U.S. EQUITY—38.9%
2,879,896
Nuveen Core Equity Fund, Class R6 49,390,217
869,404
Nuveen Dividend Growth Fund, Class R6 59,258,576
3,278,382
Nuveen Dividend Value Fund, Class R6 53,798,252
1,479,523
Nuveen Growth Opportunities ETF 59,682,478
1,892,677
Nuveen Large Cap Growth Fund, Class R6 63,253,260
2,222,047
Nuveen Large Cap Value Fund, Class R6 56,817,731
254,352
Nuveen Quant Small Cap Equity Fund, Class R6 5,438,045
309,387
Nuveen Small Cap Select Fund, Class R6 5,191,507
749,243
Nuveen Quant Small/Mid Cap Equity Fund, Class R6 12,774,600
TOTAL U.S. EQUITY 365,604,666
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $725,903,793) 937,620,866
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$830,000 (b) Fixed Income Clearing Corporation 4 .080% 12/01/25 830,000
TOTAL REPURCHASE AGREEMENT 830,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $830,000) 830,000
TOTAL INVESTMENTS—100.0%
(Cost $726,733,793) 938,450,866
OTHER ASSETS & LIABILITIES, NET—(0.0)% (139,776)
NET ASSETS—100.0% $ 938,311,090
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Agreement with Fixed Income Clearing Corporation, 4.080% dated 11/28/25 to be repurchased at $830,282 on 12/1/25, collateralized by Government Agency Securities, with coupon rate
3.750% and maturity date 4/30/27, valued at $846,758.

Statement of Assets and Liabilities
See Notes to Financial Statements
8
November 30, 2025 (Unaudited)
16.1
Lifestyle Income
16.2
Lifestyle Conservative
16.3
Lifestyle Moderate
16.4
Lifestyle Growth
ASSETS
Affiliated investments, at value
‡
$ 77,023,073 $ 325,149,783 $ 605,770,849 $ 335,354,691
Short-term investments, at value
#
– 230,000 560,000 320,000
Cash 82,942 3,355 6,982 2,426
Receivables:
Dividends 223,531 720,655 914,159 254,514
Interest – 78 190 109
Reimbursement from Adviser 6,459 9,807 7,918 11,143
Shares sold 6,022 189,743 67,123 61,746
Other 44,131 60,770 75,318 55,305
Total assets 77,386,158 326,364,191 607,402,539 336,059,934
LIABILITIES
Due to affiliates 4,487 4,716 4,962 4,717
Payables:
Management fees 6,298 26,632 49,212 27,308
Investments purchased - regular settlement 206,626 558,009 787,111 217,528
Shares redeemed 23,456 82,672 49,348 13,926
Service agreement fees 4,068 10,562 26,387 12,357
Accrued expenses:
Custodian fees 7,061 7,262 7,239 7,268
Professional fees 6,975 6,947 6,917 6,947
Shareholder reporting expenses 11,022 19,373 33,813 30,538
Shareholder servicing agent fees 4,224 21,133 42,789 26,900
Trustees fees 8,424 23,335 35,441 18,056
12b-1 distribution and service fees 9,097 42,362 76,996 43,005
Other 6,633 6,757 7,041 6,756
Total liabilities 298,371 809,760 1,127,256 415,306
Net assets $ 77,087,787 $ 325,554,431 $ 606,275,283 $ 335,644,628
NET ASSETS CONSIST OF:
Paid-in capital $ 75,757,358 $ 289,853,905 $ 491,750,475 $ 242,400,224
Total distributable earnings (loss) 1,330,429 35,700,526 114,524,808 93,244,404
Net assets $ 77,087,787 $ 325,554,431 $ 606,275,283 $ 335,644,628
‡
Affiliated investments, cost $ 72,456,573 $ 285,291,114 $ 490,854,362 $ 246,644,952
#
Short-term investments, cost $ – $ 230,000 $ 560,000 $ 320,000

See Notes to Financial Statements
9
16.5
Lifestyle Aggressive
Growth
18.1
Managed Allocation
$ 274,185,526 $ 937,620,866
360,000 830,000
9,047 3,464
– 1,422,064
122 282
9,682 41,150
79,575 11,661
49,623 202,844
274,693,575 940,132,331
4,657 3,776
22,199 –
95,861 1,180,740
45,573 100,125
15,013 13,532
7,228 7,312
6,953 6,743
18,619 58,460
24,744 67,602
13,317 204,657
26,962 173,523
6,847 4,771
287,973 1,821,241
$ 274,405,602 $ 938,311,090
$ 179,304,356 $ 712,941,212
95,101,246 225,369,878
$ 274,405,602 $ 938,311,090
$ 185,534,337 $ 725,903,793
$ 360,000 $ 830,000

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements
10
(continued)
(continued)
Statement of Assets and Liabilities
(continued)
November 30, 2025 (Unaudited)
16.1
Lifestyle Income
16.2
Lifestyle Conservative
16.3
Lifestyle Moderate
16.4
Lifestyle Growth
CLASS A:
Net assets $ 44,447,173 $ 207,103,788 $ 378,254,704 $ 211,529,167
Shares outstanding 3,896,088 14,954,673 22,795,695 10,602,490
Net asset value ("NAV") per share $ 11.41 $ 13.85 $ 16.59 $ 19.95
Maximum sales charge 5.75% 5.75% 5.75% 5.75%
Offering price per share (NAV per share plus maximum sales
charge) $ 12.11 $ 14.69 $ 17.60 $ 21.17
CLASS I:
Net assets $ 127,097 $ 3,385,368 $ 7,072,115 $ 4,454,232
Shares outstanding 11,163 243,976 425,246 221,454
NAV and offering price per share $ 11.39 $ 13.88 $ 16.63 $ 20.11
PREMIER CLASS:
Net assets $ 25,748 $ 28,335 $ 27,622 $ 41,160
Shares outstanding 2,257 2,039 1,650 2,037
NAV and offering price per share $ 11.41 $ 13.89 $ 16.74 $ 20.20
CLASS R6:
Net assets $ 12,578,358 $ 63,136,373 $ 89,901,427 $ 59,203,836
Shares outstanding 1,101,510 4,548,925 5,403,832 2,940,177
NAV and offering price per share $ 11.42 $ 13.88 $ 16.64 $ 20.14
RETIREMENT CLASS:
Net assets $ 19,909,411 $ 51,900,567 $ 131,019,415 $ 60,416,233
Shares outstanding 1,745,434 3,745,546 7,890,811 3,020,504
NAV and offering price per share $ 11.41 $ 13.86 $ 16.60 $ 20.00
Authorized shares - per class Unlimited Unlimited Unlimited Unlimited
Par value per share $ 0.0001 $ 0.0001 $ 0.0001 $ 0.0001

See Notes to Financial Statements
11
16.5
Lifestyle Aggressive
Growth
18.1
Managed Allocation
$ 132,779,736 $ 850,970,592
5,660,553 60,662,611
$ 23.46 $ 14.03
5.75% 5.75%
$ 24.89 $ 14.89
$ 5,767,057 $ –
243,567 –
$ 23.68 $ –
$ 29,490 $ –
1,234 –
$ 23.89 $ –
$ 61,275,403 $ 20,874,546
2,586,451 1,494,842
$ 23.69 $ 13.96
$ 74,553,916 $ 66,465,952
3,168,104 4,767,380
$ 23.53 $ 13.94
Unlimited Unlimited
$ 0.0001 $ 0.0001

Statement of Operations
See Notes to Financial Statements
12
Six Months Ended November 30, 2025 (Unaudited) 16.1 Lifestyle Income 16.2 Lifestyle Conservative 16.3 Lifestyle Moderate
INVESTMENT INCOME
Dividends from affiliated investments $ 1,366,278 $ 4,492,088 $ 5,952,742
Interest 1,667 5,828 10,781
Total investment income 1,367,945 4,497,916 5,963,523
EXPENSES
Management fees 38,057 160,087 293,329
12b-1 distribution and service fees — Class A 54,624 256,442 463,393
12b-1 distribution and service fees — Premier Class 19 52 20
Shareholder servicing agent fees — Class A 8,598 41,358 83,588
Shareholder servicing agent fees — Class I 25 1,047 2,568
Shareholder servicing agent fees — Premier Class 34 35 21
Shareholder servicing agent fees — Class R6 316 975 495
Shareholder servicing agent fees — Retirement Class 25,212 63,651 155,674
Administrative service fees 12,068 12,680 13,323
Trustees fees 396 1,631 2,949
Custodian expenses 3,835 3,937 3,924
Professional fees 7,027 7,112 7,201
Registration fees 16,161 16,738 17,579
Shareholder reporting expenses 10,232 8,431 13,424
Other 11,382 11,568 11,922
Total expenses 187,986 585,744 1,069,410
Expenses reimbursed by the investment adviser (61,473) (62,763) (70,578)
Net expenses 126,513 522,981 998,832
Net investment income (loss) 1,241,432 3,974,935 4,964,691
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments – 301 –
Affiliated investments 613,644 5,330,134 13,944,240
Net realized gain (loss) 613,644 5,330,435 13,944,240
Change in unrealized appreciation (depreciation) on:
Affiliated investments 2,546,017 16,148,749 40,202,526
Net change in unrealized appreciation (depreciation) 2,546,017 16,148,749 40,202,526
Net realized and unrealized gain (loss) 3,159,661 21,479,184 54,146,766
Net increase (decrease) in net assets from operations $ 4,401,093 $ 25,454,119 $ 59,111,457

See Notes to Financial Statements
13
16.4 Lifestyle Growth
16.5 Lifestyle Aggressive
Growth 18.1 Managed Allocation
$ 1,911,113 $ 427,125 $ 9,303,441
5,652 5,161 14,450
1,916,765 432,286 9,317,891
162,346 131,214 –
257,177 160,595 1,040,313
30 21 –
52,865 42,007 161,038
1,721 2,134 –
20 41 –
525 1,136 74
74,124 88,777 81,247
12,670 12,509 10,135
1,616 1,285 4,635
3,961 3,945 3,977
7,111 7,088 7,180
16,435 16,981 10,597
14,942 11,116 13,648
11,566 11,730 11,897
617,109 490,579 1,344,741
(68,511) (65,795) (223,226)
548,598 424,784 1,121,515
1,368,167 7,502 8,196,376
– – –
9,260,835 8,252,187 23,869,350
9,260,835 8,252,187 23,869,350
27,604,298 27,142,859 60,813,186
27,604,298 27,142,859 60,813,186
36,865,133 35,395,046 84,682,536
$ 38,233,300 $ 35,402,548 $ 92,878,912

Statement of Changes in Net Assets
See Notes to Financial Statements
14
16.1
Lifestyle Income
16.2
Lifestyle Conservative
Unaudited
Six Months Ended
11/30/25
Year Ended
5/31/25
Unaudited
Six Months Ended
11/30/25
Year Ended
5/31/25
OPERATIONS
Net investment income (loss) $ 1,241,432 $ 2,621,779 $ 3,974,935 $ 9,031,895
Net realized gain (loss) 613,644 148,176 5,330,435 4,527,869
Net change in unrealized appreciation
(depreciation) 2,546,017 1,999,453 16,148,749 8,277,969
Net increase (decrease) in net assets from
operations 4,401,093 4,769,408 25,454,119 21,837,733
DISTRIBUTIONS TO SHAREHOLDERS – – – –
Dividends:
Class A (696,192) (1,586,733) (2,419,980) (6,062,850)
Class I (418) (1,772) (39,750) (103,286)
Premier Class (413) (2,596) (1,518) (2,774)
Class R6 (213,359) (412,489) (798,855) (1,906,553)
Retirement Class (322,810) (708,926) (616,157) (1,492,298)
Total distributions (1,233,192) (2,712,516) (3,876,260) (9,567,761)
FUND SHARE TRANSACTIONS
Subscriptions 4,135,259 8,850,890 12,610,681 30,024,198
Reinvestments of distributions 1,208,206 2,644,803 3,832,795 9,450,933
Redemptions (6,929,660) (12,967,292) (20,942,201) (52,569,132)
Net increase (decrease) from Fund share
transactions (1,586,195) (1,471,599) (4,498,725) (13,094,001)
Net increase (decrease) in net assets 1,581,706 585,293 17,079,134 (824,029)
Net assets at the beginning of period 75,506,081 74,920,788 308,475,297 309,299,326
Net assets at the end of period $ 77,087,787 $ 75,506,081 $ 325,554,431 $ 308,475,297

See Notes to Financial Statements
15
16.3
Lifestyle Moderate
16.4
Lifestyle Growth
16.5
Lifestyle Aggressive Growth
18.1
Managed Allocation
Unaudited
Six Months Ended
11/30/25
Year Ended
5/31/25
Unaudited
Six Months Ended
11/30/25
Year Ended
5/31/25
Unaudited
Six Months Ended
11/30/25
Year Ended
5/31/25
Unaudited
Six Months Ended
11/30/25
Year Ended
5/31/25
$ 4,964,691 $ 13,218,223 $ 1,368,167 $ 5,210,212 $ 7,502 $ 2,725,695 $ 8,196,376 $ 21,466,735
13,944,240 11,393,271 9,260,835 9,772,632 8,252,187 11,138,534 23,869,350 26,063,157
40,202,526 18,667,228 27,604,298 10,413,587 27,142,859 8,839,553 60,813,186 21,092,005
59,111,457 43,278,722 38,233,300 25,396,431 35,402,548 22,703,782 92,878,912 68,621,897
– – – – – – – –
(2,919,165) (9,764,344) – (4,898,847) – (3,156,606) (7,161,018) (32,852,489)
(61,379) (216,687) – (110,381) – (146,859) – –
(222) (1,878) – (843) – (528) – –
(780,374) (2,714,486) – (1,448,747) – (1,789,658) (195,571) (826,593)
(1,005,182) (3,294,845) – (1,477,529) – (1,697,346) (559,959) (2,707,155)
(4,766,322) (15,992,240) – (7,936,347) – (6,790,997) (7,916,548) (36,386,237)
25,705,678 48,796,547 12,587,591 22,738,055 13,155,669 25,902,344 11,286,882 21,813,779
4,728,305 15,761,815 – 7,880,941 – 6,735,535 7,629,136 35,171,527
(35,770,397) (97,538,697) (19,353,613) (50,152,352) (17,347,081) (53,206,898) (42,419,000) (93,476,010)
(5,336,414) (32,980,335) (6,766,022) (19,533,356) (4,191,412) (20,569,019) (23,502,982) (36,490,704)
49,008,721 (5,693,853) 31,467,278 (2,073,272) 31,211,136 (4,656,234) 61,459,382 (4,255,044)
557,266,562 562,960,415 304,177,350 306,250,622 243,194,466 247,850,700 876,851,708 881,106,752
$ 606,275,283 $ 557,266,562 $ 335,644,628 $ 304,177,350 $ 274,405,602 $ 243,194,466 $ 938,311,090 $ 876,851,708

Financial Highlights
See Notes to Financial Statements
16
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss)
(b)
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
16.1
Lifestyle Income
Class A:
11/30/25
(e)
$ 10 .94 $ 0 .18 $ 0 .47 $ 0 .65 $ ( 0 .18 ) $ — $ ( 0 .18 ) $ 11 .41
5/31/25 10 .64 0 .37 0 .31 0 .68 ( 0 .38 ) — ( 0 .38 ) 10 .94
5/31/24 10 .21 0 .33 0 .43 0 .76 ( 0 .33 ) — ( 0 .33 ) 10 .64
5/31/23 10 .64 0 .26 ( 0 .27 ) ( 0 .01 ) ( 0 .25 ) ( 0 .17 ) ( 0 .42 ) 10 .21
5/31/22 11 .96 0 .18 ( 0 .96 ) ( 0 .78 ) ( 0 .22 ) ( 0 .32 ) ( 0 .54 ) 10 .64
5/31/21 11 .21 0 .16 0 .99 1 .15 ( 0 .23 ) ( 0 .17 ) ( 0 .40 ) 11 .96
Class I:
11/30/25
(e)
10 .92 0 .19 0 .46 0 .65 ( 0 .18 ) — ( 0 .18 ) 11 .39
5/31/25 10 .65 0 .38 0 .32 0 .70 ( 0 .43 ) — ( 0 .43 ) 10 .92
5/31/24 10 .22 0 .35 0 .44 0 .79 ( 0 .36 ) — ( 0 .36 ) 10 .65
5/31/23 10 .65 0 .28 ( 0 .26 ) 0 .02 ( 0 .28 ) ( 0 .17 ) ( 0 .45 ) 10 .22
5/31/22 11 .96 0 .20 ( 0 .95 ) ( 0 .75 ) ( 0 .24 ) ( 0 .32 ) ( 0 .56 ) 10 .65
5/31/21 11 .22 0 .19 0 .98 1 .17 ( 0 .26 ) ( 0 .17 ) ( 0 .43 ) 11 .96
Premier Class:
11/30/25
(e)
10 .94 0 .19 0 .46 0 .65 ( 0 .18 ) — ( 0 .18 ) 11 .41
5/31/25 10 .66 0 .37 0 .34 0 .71 ( 0 .43 ) — ( 0 .43 ) 10 .94
5/31/24 10 .23 0 .33 0 .45 0 .78 ( 0 .35 ) — ( 0 .35 ) 10 .66
5/31/23 10 .66 0 .28 ( 0 .27 ) 0 .01 ( 0 .27 ) ( 0 .17 ) ( 0 .44 ) 10 .23
5/31/22 11 .98 0 .19 ( 0 .96 ) ( 0 .77 ) ( 0 .23 ) ( 0 .32 ) ( 0 .55 ) 10 .66
5/31/21 11 .23 0 .18 0 .98 1 .16 ( 0 .24 ) ( 0 .17 ) ( 0 .41 ) 11 .98
Class R6:
11/30/25
(e)
10 .95 0 .20 0 .47 0 .67 ( 0 .20 ) — ( 0 .20 ) 11 .42
5/31/25 10 .65 0 .40 0 .32 0 .72 ( 0 .42 ) — ( 0 .42 ) 10 .95
5/31/24 10 .22 0 .36 0 .43 0 .79 ( 0 .36 ) — ( 0 .36 ) 10 .65
5/31/23 10 .65 0 .29 ( 0 .27 ) 0 .02 ( 0 .28 ) ( 0 .17 ) ( 0 .45 ) 10 .22
5/31/22 11 .97 0 .21 ( 0 .96 ) ( 0 .75 ) ( 0 .25 ) ( 0 .32 ) ( 0 .57 ) 10 .65
5/31/21 11 .22 0 .20 0 .98 1 .18 ( 0 .26 ) ( 0 .17 ) ( 0 .43 ) 11 .97
Retirement Class:
11/30/25
(e)
10 .94 0 .18 0 .47 0 .65 ( 0 .18 ) — ( 0 .18 ) 11 .41
5/31/25 10 .64 0 .38 0 .31 0 .69 ( 0 .39 ) — ( 0 .39 ) 10 .94
5/31/24 10 .21 0 .33 0 .44 0 .77 ( 0 .34 ) — ( 0 .34 ) 10 .64
5/31/23 10 .64 0 .26 ( 0 .26 ) — ( 0 .26 ) ( 0 .17 ) ( 0 .43 ) 10 .21
5/31/22 11 .96 0 .18 ( 0 .96 ) ( 0 .78 ) ( 0 .22 ) ( 0 .32 ) ( 0 .54 ) 10 .64
5/31/21 11 .21 0 .17 0 .98 1 .15 ( 0 .23 ) ( 0 .17 ) ( 0 .40 ) 11 .96
(a)
Based on average shares outstanding.
(b)
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
(c)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(d)
The Fund's ratios do not include the expenses or income of the Underlying Funds.
(e)
Unaudited
(f)
Annualized.

See Notes to Financial Statements
17
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(c)
Net Assets,
End of
Period (000)
Gross
Expenses
(d)
Net
Expenses
(d)
Net
Investment
Income (Loss)
(d)
Portfolio
Turnover
Rate
5 .98% $ 44,447 0 .55%
(f)
0 .39%
(f)
3 .21%
(f)
7%
6 .52 43,588 0 .66 0 .40 3 .41 16
7 .61 44,780 0 .66 0 .38 3 .21 19
0 .05 47,233 0 .61 0 .38 2 .55 16
( 6 .73 ) 55,202 0 .58 0 .35 1 .52 20
10 .21 58,046 0 .57 0 .38 1 .40 27
6 .05 127 0 .37
(f)
0 .21
(f)
3 .40
(f)
7
6 .67 25 0 .46 0 .20 3 .49 16
7 .85 101 0 .46 0 .19 3 .38 19
0 .30 105 0 .37 0 .15 2 .78 16
( 6 .55 ) 120 0 .35 0 .15 1 .72 20
10 .48 133 0 .33 0 .14 1 .63 27
6 .02 26 0 .68
(f)
0 .25
(f)
3 .34
(f)
7
6 .72 25 0 .58 0 .25 3 .38 16
7 .76 213 0 .55 0 .25 3 .24 19
0 .18 366 0 .49 0 .25 2 .69 16
( 6 .61 ) 349 0 .46 0 .25 1 .63 20
10 .32 361 0 .45 0 .25 1 .53 27
6 .13 12,578 0 .27
(f)
0 .10
(f)
3 .50
(f)
7
6 .84 11,866 0 .37 0 .10 3 .69 16
7 .91 10,985 0 .38 0 .10 3 .48 19
0 .34 13,663 0 .33 0 .10 2 .83 16
( 6 .56 ) 15,247 0 .30 0 .10 1 .78 20
10 .58 15,514 0 .29 0 .10 1 .67 27
6 .00 19,909 0 .51
(f)
0 .35
(f)
3 .24
(f)
7
6 .56 20,003 0 .61 0 .35 3 .46 16
7 .65 18,842 0 .63 0 .35 3 .23 19
0 .08 17,310 0 .58 0 .35 2 .57 16
( 6 .71 ) 20,443 0 .55 0 .35 1 .51 20
10 .23 26,139 0 .54 0 .35 1 .43 27

Financial Highlights
(continued)
See Notes to Financial Statements
18
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss)
(b)
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
16.2
Lifestyle Conservative
Class A:
11/30/25
(e)
$ 12 .94 $ 0 .16 $ 0 .91 $ 1 .07 $ ( 0 .16 ) $ — $ ( 0 .16 ) $ 13 .85
5/31/25 12 .44 0 .36 0 .53 0 .89 ( 0 .39 ) — ( 0 .39 ) 12 .94
5/31/24 11 .47 0 .33 0 .98 1 .31 ( 0 .34 ) — ( 0 .34 ) 12 .44
5/31/23 12 .18 0 .26 ( 0 .27 ) ( 0 .01 ) ( 0 .32 ) ( 0 .38 ) ( 0 .70 ) 11 .47
5/31/22 14 .22 0 .20 ( 1 .29 ) ( 1 .09 ) ( 0 .32 ) ( 0 .63 ) ( 0 .95 ) 12 .18
5/31/21 12 .55 0 .18 2 .10 2 .28 ( 0 .28 ) ( 0 .33 ) ( 0 .61 ) 14 .22
Class I:
11/30/25
(e)
12 .96 0 .18 0 .91 1 .09 ( 0 .17 ) — ( 0 .17 ) 13 .88
5/31/25 12 .46 0 .39 0 .53 0 .92 ( 0 .42 ) — ( 0 .42 ) 12 .96
5/31/24 11 .49 0 .35 0 .98 1 .33 ( 0 .36 ) — ( 0 .36 ) 12 .46
5/31/23 12 .20 0 .29 ( 0 .28 ) 0 .01 ( 0 .34 ) ( 0 .38 ) ( 0 .72 ) 11 .49
5/31/22 14 .25 0 .22 ( 1 .30 ) ( 1 .08 ) ( 0 .34 ) ( 0 .63 ) ( 0 .97 ) 12 .20
5/31/21 12 .57 0 .21 2 .10 2 .31 ( 0 .30 ) ( 0 .33 ) ( 0 .63 ) 14 .25
Premier Class:
11/30/25
(e)
12 .99 0 .18 0 .89 1 .07 ( 0 .17 ) — ( 0 .17 ) 13 .89
5/31/25 12 .47 0 .35 0 .56 0 .91 ( 0 .39 ) — ( 0 .39 ) 12 .99
5/31/24 11 .50 0 .34 0 .98 1 .32 ( 0 .35 ) — ( 0 .35 ) 12 .47
5/31/23 12 .21 0 .28 ( 0 .28 ) — ( 0 .33 ) ( 0 .38 ) ( 0 .71 ) 11 .50
5/31/22 14 .26 0 .22 ( 1 .30 ) ( 1 .08 ) ( 0 .34 ) ( 0 .63 ) ( 0 .97 ) 12 .21
5/31/21 12 .58 0 .20 2 .11 2 .31 ( 0 .30 ) ( 0 .33 ) ( 0 .63 ) 14 .26
Class R6:
11/30/25
(e)
12 .97 0 .18 0 .91 1 .09 ( 0 .18 ) — ( 0 .18 ) 13 .88
5/31/25 12 .47 0 .40 0 .52 0 .92 ( 0 .42 ) — ( 0 .42 ) 12 .97
5/31/24 11 .49 0 .36 0 .99 1 .35 ( 0 .37 ) — ( 0 .37 ) 12 .47
5/31/23 12 .21 0 .30 ( 0 .29 ) 0 .01 ( 0 .35 ) ( 0 .38 ) ( 0 .73 ) 11 .49
5/31/22 14 .25 0 .24 ( 1 .29 ) ( 1 .05 ) ( 0 .36 ) ( 0 .63 ) ( 0 .99 ) 12 .21
5/31/21 12 .57 0 .22 2 .11 2 .33 ( 0 .32 ) ( 0 .33 ) ( 0 .65 ) 14 .25
Retirement Class:
11/30/25
(e)
12 .95 0 .17 0 .90 1 .07 ( 0 .16 ) — ( 0 .16 ) 13 .86
5/31/25 12 .45 0 .37 0 .52 0 .89 ( 0 .39 ) — ( 0 .39 ) 12 .95
5/31/24 11 .48 0 .33 0 .98 1 .31 ( 0 .34 ) — ( 0 .34 ) 12 .45
5/31/23 12 .19 0 .27 ( 0 .28 ) ( 0 .01 ) ( 0 .32 ) ( 0 .38 ) ( 0 .70 ) 11 .48
5/31/22 14 .23 0 .20 ( 1 .29 ) ( 1 .09 ) ( 0 .32 ) ( 0 .63 ) ( 0 .95 ) 12 .19
5/31/21 12 .55 0 .19 2 .10 2 .29 ( 0 .28 ) ( 0 .33 ) ( 0 .61 ) 14 .23
(a)
Based on average shares outstanding.
(b)
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
(c)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(d)
The Fund's ratios do not include the expenses or income of the Underlying Funds.
(e)
Unaudited
(f)
Annualized.

See Notes to Financial Statements
19
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(c)
Net Assets,
End of
Period (000)
Gross
Expenses
(d)
Net
Expenses
(d)
Net
Investment
Income (Loss)
(d)
Portfolio
Turnover
Rate
8 .31% $ 207,104 0 .43%
(f)
0 .39%
(f)
2 .42%
(f)
9%
7 .20 198,620 0 .47 0 .40 2 .83 13
11 .58 200,324 0 .45 0 .37 2 .77 13
0 .11 201,363 0 .44 0 .37 2 .30 19
( 8 .25 ) 224,733 0 .43 0 .36 1 .49 21
18 .40 244,655 0 .44 0 .37 1 .36 35
8 .48 3,385 0 .20
(f)
0 .17
(f)
2 .64
(f)
9
7 .43 3,022 0 .24 0 .18 3 .05 13
11 .75 3,377 0 .28 0 .20 2 .94 13
0 .29 3,076 0 .27 0 .20 2 .48 19
( 8 .09 ) 3,876 0 .26 0 .20 1 .62 21
18 .57 7,122 0 .26 0 .20 1 .54 35
8 .29 28 0 .39
(f)
0 .25
(f)
2 .57
(f)
9
7 .39 43 0 .45 0 .25 2 .70 13
11 .69 266 0 .36 0 .25 2 .89 13
0 .23 249 0 .34 0 .25 2 .43 19
( 8 .14 ) 262 0 .32 0 .25 1 .60 21
18 .49 774 0 .32 0 .25 1 .48 35
8 .45 63,136 0 .14
(f)
0 .10
(f)
2 .71
(f)
9
7 .50 57,012 0 .17 0 .10 3 .14 13
11 .96 56,552 0 .18 0 .10 3 .05 13
0 .31 51,084 0 .17 0 .10 2 .57 19
( 7 .99 ) 55,791 0 .16 0 .10 1 .77 21
18 .77 53,420 0 .17 0 .10 1 .63 35
8 .33 51,901 0 .39
(f)
0 .35
(f)
2 .46
(f)
9
7 .24 49,778 0 .42 0 .35 2 .88 13
11 .60 48,781 0 .43 0 .35 2 .80 13
0 .13 47,413 0 .42 0 .35 2 .32 19
( 8 .17 ) 56,686 0 .41 0 .35 1 .50 21
18 .44 63,022 0 .41 0 .34 1 .39 35

Financial Highlights
(continued)
See Notes to Financial Statements
20
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss)
(b)
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
16.3
Lifestyle Moderate
Class A:
11/30/25
(e)
$ 15.11 $ 0.13 $ 1.48 $ 1.61 $ (0.13) $ — $ (0.13) $ 16.59
5/31/25 14.39 0.34 0.79 1.13 (0.37) (0.04) (0.41) 15.11
5/31/24 12.77 0.31 1.65 1.96 (0.34) — (0.34) 14.39
5/31/23 13.71 0.27 (0.31) (0.04) (0.29) (0.61) (0.90) 12.7 7
5/31/22 16.64 0.23 (1.70) (1.47) (0.44) (1.02) (1.46) 13.71
5/31/21 13.82 0.20 3.46 3.66 (0.34) (0.50) (0.84) 16.64
Class I:
11/30/25
(e)
15.14 0.15 1.48 1.63 (0.14) — (0.14) 16.63
5/31/25 14.42 0.37 0.79 1.16 (0.40) (0.04) (0.44) 15.14
5/31/24 12.80 0.35 1.63 1.98 (0.36) — (0.36) 14.42
5/31/23 13.74 0.30 (0.31) (0.01) (0.32) (0.61) (0.93) 12.80
5/31/22 16.67 0.26 (1.70) (1.44) (0.47) (1.02) (1.49) 13.74
5/31/21 13.84 0.23 3.47 3.70 (0.37) (0.50) (0.87) 16.67
Premier Class:
11/30/25
(e)
15.24 0.14 1.49 1.63 (0.13) — (0.13) 16.74
5/31/25 14.47 0.29 0.87 1.16 (0.35) (0.04) (0.39) 15.24
5/31/24 12.84 0.33 1.66 1.99 (0.36) — (0.36) 14.47
5/31/23 13.78 0.28 (0.30) (0.02) (0.31) (0.61) (0.92) 12.84
5/31/22 16.72 0.26 (1.72) (1.46) (0.46) (1.02) (1.48) 13.78
5/31/21 13.87 0.23 3.48 3.71 (0.36) (0.50) (0.86) 16.72
Class R6:
11/30/25
(e)
15.15 0.16 1.48 1.64 (0.15) — (0.15) 16.64
5/31/25 14.43 0.39 0.79 1.18 (0.42) (0.04) (0.46) 15.15
5/31/24 12.80 0.36 1.65 2.01 (0.38) — (0.38) 14.43
5/31/23 13.74 0.30 (0.30) — (0.33) (0.61) (0.94) 12.80
5/31/22 16.68 0.28 (1.71) (1.43) (0.49) (1.02) (1.51) 13.74
5/31/21 13.84 0.25 3.47 3.72 (0.38) (0.50) (0.88) 16.68
Retirement Class:
11/30/25
(e)
15.12 0.13 1.48 1.61 (0.13) — (0.13) 16.60
5/31/25 14.40 0.34 0.80 1.14 (0.38) (0.04) (0.42) 15.12
5/31/24 12.78 0.32 1.64 1.96 (0.34) — (0.34) 14.40
5/31/23 13.72 0.27 (0.30) (0.03) (0.30) (0.61) (0.91) 12.78
5/31/22 16.65 0.23 (1.70) (1.47) (0.44) (1.02) (1.46) 13.72
5/31/21 13.82 0.21 3.47 3.68 (0.35) (0.50) (0.85) 16.65
(a)
Based on average shares outstanding.
(b)
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
(c)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(d)
The Fund's ratios do not include the expenses or income of the Underlying Funds.
(e)
Unaudited
(f)
Annualized.

See Notes to Financial Statements
21
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(c)
Net Assets,
End of
Period (000)
Gross
Expenses
(d)
Net
Expenses
(d)
Net
Investment
Income (Loss)
(d)
Portfolio
Turnover
Rate
10.67% $ 378,255 0.42%
(f)
0.40%
(f)
1.64%
(f)
10%
7.90 354,540 0.45 0.41 2.26 14
15.55 350,208 0.43 0.36 2.33 15
0.09 333,435 0.42 0.33 2.09 19
(9.78) 367,073 0.41 0.36 1.46 21
27.02 410,533 0.42 0.36 1.32 47
10.83 7,072 0.20
(f)
0.17
(f)
1.86
(f)
10
8.13 6,668 0.22 0.18 2.49 14
15.72 7,868 0.25 0.18 2.56 15
0.30 7,294 0.23 0.14 2.31 19
(9.60) 10,895 0.22 0.18 1.64 21
27.29 13,719 0.23 0.17 1.50 47
10.77 28 0.43
(f)
0.25
(f)
1.79
(f)
10
8.07 25 0.39 0.25 1.91 14
15.68 289 0.32 0.24 2.46 15
0.20 257 0.31 0.22 2.21 19
(9.64) 276 0.30 0.25 1.60 21
27.22 689 0.31 0.24 1.45 47
10.87 89,901 0.13
(f)
0.10
(f)
1.93
(f)
10
8.21 77,519 0.14 0.10 2.60 14
15.90 88,282 0.15 0.09 2.63 15
0.38 68,231 0.15 0.06 2.36 19
(9.58) 76,453 0.14 0.10 1.75 21
27.47 77,429 0.15 0.09 1.58 47
10.69 131,019 0.37
(f)
0.35
(f)
1.68
(f)
10
7.95 118,514 0.39 0.35 2.31 14
15.56 116,313 0.40 0.34 2.36 15
0.12 105,238 0.40 0.31 2.11 19
(9.77) 114,335 0.39 0.35 1.48 21
27.12 121,361 0.40 0.34 1.35 47

Financial Highlights
(continued)
See Notes to Financial Statements
22
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss)
(b)
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
16.4
Lifestyle Growth
Class A:
11/30/25
(e)
$ 17 .71 $ 0 .07 $ 2 .17 $ 2 .24 $ — $ — $ — $ 19 .95
5/31/25 16 .71 0 .28 1 .16 1 .44 ( 0 .34 ) ( 0 .10 ) ( 0 .44 ) 17 .71
5/31/24 14 .23 0 .28 2 .52 2 .80 ( 0 .32 ) — ( 0 .32 ) 16 .71
5/31/23 15 .24 0 .23 ( 0 .19 ) 0 .04 ( 0 .23 ) ( 0 .82 ) ( 1 .05 ) 14 .23
5/31/22 18 .87 0 .22 ( 1 .94 ) ( 1 .72 ) ( 0 .56 ) ( 1 .35 ) ( 1 .91 ) 15 .24
5/31/21 14 .79 0 .18 4 .97 5 .15 ( 0 .37 ) ( 0 .70 ) ( 1 .07 ) 18 .87
Class I:
11/30/25
(e)
17 .84 0 .10 2 .17 2 .27 — — — 20 .11
5/31/25 16 .81 0 .32 1 .18 1 .50 ( 0 .37 ) ( 0 .10 ) ( 0 .47 ) 17 .84
5/31/24 14 .31 0 .31 2 .54 2 .85 ( 0 .35 ) — ( 0 .35 ) 16 .81
5/31/23 15 .33 0 .26 ( 0 .20 ) 0 .06 ( 0 .26 ) ( 0 .82 ) ( 1 .08 ) 14 .31
5/31/22 18 .96 0 .26 ( 1 .94 ) ( 1 .68 ) ( 0 .60 ) ( 1 .35 ) ( 1 .95 ) 15 .33
5/31/21 14 .86 0 .22 4 .98 5 .20 ( 0 .40 ) ( 0 .70 ) ( 1 .10 ) 18 .96
Premier Class:
11/30/25
(e)
17 .92 0 .09 2 .19 2 .28 — — — 20 .20
5/31/25 16 .86 0 .20 1 .28 1 .48 ( 0 .32 ) ( 0 .10 ) ( 0 .42 ) 17 .92
5/31/24 14 .35 0 .30 2 .55 2 .85 ( 0 .34 ) — ( 0 .34 ) 16 .86
5/31/23 15 .36 0 .25 ( 0 .20 ) 0 .05 ( 0 .24 ) ( 0 .82 ) ( 1 .06 ) 14 .35
5/31/22 18 .97 0 .26 ( 1 .93 ) ( 1 .67 ) ( 0 .59 ) ( 1 .35 ) ( 1 .94 ) 15 .36
5/31/21 14 .87 0 .20 4 .99 5 .19 ( 0 .39 ) ( 0 .70 ) ( 1 .09 ) 18 .97
Class R6:
11/30/25
(e)
17 .85 0 .10 2 .19 2 .29 — — — 20 .14
5/31/25 16 .83 0 .34 1 .17 1 .51 ( 0 .39 ) ( 0 .10 ) ( 0 .49 ) 17 .85
5/31/24 14 .33 0 .32 2 .55 2 .87 ( 0 .37 ) — ( 0 .37 ) 16 .83
5/31/23 15 .34 0 .27 ( 0 .19 ) 0 .08 ( 0 .27 ) ( 0 .82 ) ( 1 .09 ) 14 .33
5/31/22 18 .98 0 .27 ( 1 .94 ) ( 1 .67 ) ( 0 .62 ) ( 1 .35 ) ( 1 .97 ) 15 .34
5/31/21 14 .87 0 .23 4 .99 5 .22 ( 0 .41 ) ( 0 .70 ) ( 1 .11 ) 18 .98
Retirement Class:
11/30/25
(e)
17 .75 0 .08 2 .17 2 .25 — — — 20 .00
5/31/25 16 .74 0 .29 1 .17 1 .46 ( 0 .35 ) ( 0 .10 ) ( 0 .45 ) 17 .75
5/31/24 14 .26 0 .28 2 .53 2 .81 ( 0 .33 ) — ( 0 .33 ) 16 .74
5/31/23 15 .27 0 .24 ( 0 .20 ) 0 .04 ( 0 .23 ) ( 0 .82 ) ( 1 .05 ) 14 .26
5/31/22 18 .90 0 .22 ( 1 .93 ) ( 1 .71 ) ( 0 .57 ) ( 1 .35 ) ( 1 .92 ) 15 .27
5/31/21 14 .81 0 .18 4 .98 5 .16 ( 0 .37 ) ( 0 .70 ) ( 1 .07 ) 18 .90
(a)
Based on average shares outstanding.
(b)
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
(c)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(d)
The Fund's ratios do not include the expenses or income of the Underlying Funds.
(e)
Unaudited
(f)
Annualized.

See Notes to Financial Statements
23
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(c)
Net Assets,
End of
Period (000)
Gross
Expenses
(d)
Net
Expenses
(d)
Net
Investment
Income (Loss)
(d)
Portfolio
Turnover
Rate
12 .65% $ 211,529 0 .44%
(f)
0 .40%
(f)
0 .78%
(f)
11%
8 .63 194,789 0 .49 0 .41 1 .61 15
19 .91 194,578 0 .46 0 .31 1 .80 15
0 .71 175,919 0 .46 0 .29 1 .64 20
( 10 .17 ) 190,045 0 .44 0 .34 1 .25 26
35 .45 212,617 0 .46 0 .37 1 .05 54
12 .72 4,454 0 .22
(f)
0 .18
(f)
1 .00
(f)
11
8 .94 4,414 0 .24 0 .17 1 .82 15
20 .15 4,432 0 .29 0 .13 1 .98 15
0 .85 3,807 0 .27 0 .11 1 .82 20
( 10 .00 ) 5,138 0 .25 0 .16 1 .44 26
35 .72 7,976 0 .26 0 .17 1 .28 54
12 .72 41 0 .39
(f)
0 .25
(f)
0 .93
(f)
11
8 .77 37 0 .41 0 .25 1 .14 15
20 .09 347 0 .36 0 .18 1 .94 15
0 .78 296 0 .34 0 .18 1 .78 20
( 9 .93 ) 316 0 .32 0 .23 1 .41 26
35 .62 2,022 0 .33 0 .24 1 .18 54
12 .83 59,204 0 .14
(f)
0 .10
(f)
1 .08
(f)
11
8 .98 48,786 0 .18 0 .10 1 .96 15
20 .24 50,686 0 .19 0 .03 2 .04 15
1 .01 43,616 0 .18 0 .01 1 .91 20
( 9 .96 ) 47,024 0 .16 0 .08 1 .50 26
35 .87 48,422 0 .18 0 .09 1 .34 54
12 .68 60,416 0 .39
(f)
0 .35
(f)
0 .83
(f)
11
8 .71 56,152 0 .42 0 .35 1 .69 15
19 .90 56,207 0 .44 0 .28 1 .84 15
0 .73 48,701 0 .43 0 .26 1 .67 20
( 10 .12 ) 56,946 0 .41 0 .33 1 .26 26
35 .51 59,232 0 .43 0 .34 1 .07 54

Financial Highlights
(continued)
See Notes to Financial Statements
24
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss)
(b)
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
16.5
Lifestyle Aggressive Growth
Class A:
11/30/25
(e)
$ 20.47 $ (0.01) $ 3.00 $ 2.99 $ — $ — $ — $ 23.46
5/31/25 19.20 0.19 1.61 1.80 (0.28) (0.25) (0.53) 20.47
5/31/24 15.69 0.20 3.58 3.78 (0.27) (0.00)
(g)
(0.27) 19.20
5/31/23 16.91 0.17 (0.07) 0.10 (0.25) (1.07) (1.32) 15.69
5/31/22 21.19 0.21 (2.19) (1.98) (0.64) (1.66) (2.30) 16.91
5/31/21 15.46 0.14 6.61 6.75 (0.45) (0.57) (1.02) 21.19
Class I:
11/30/25
(e)
20.63 0.02 3.03 3.05 — — — 23.68
5/31/25 19.34 0.24 1.61 1.85 (0.31) (0.25) (0.56) 20.63
5/31/24 15.80 0.23 3.61 3.84 (0.30) (0.00)
(g)
(0.30) 19.34
5/31/23 17.03 0.21 (0.09) 0.12 (0.28) (1.07) (1.35) 15.80
5/31/22 21.32 0.26 (2.21) (1.95) (0.68) (1.66) (2.34) 17.03
5/31/21 15.55 0.18 6.64 6.82 (0.48) (0.57) (1.05) 21.32
Premier Class:
11/30/25
(e)
20.83 0.01 3.05 3.06 — — — 23.89
5/31/25 19.40 0.05 1.81 1.86 (0.18) (0.25) (0.43) 20.83
5/31/24 15.86 0.22 3.62 3.84 (0.30) (0.00)
(g)
(0.30) 19.40
5/31/23 17.08 0.20 (0.08) 0.12 (0.27) (1.07) (1.34) 15.86
5/31/22 21.37 0.24 (2.20) (1.96) (0.67) (1.66) (2.33) 17.08
5/31/21 15.59 0.18 6.64 6.82 (0.47) (0.57) (1.04) 21.37
Class R6:
11/30/25
(e)
20.64 0.03 3.02 3.05 — — — 23.69
5/31/25 19.34 0.27 1.62 1.89 (0.34) (0.25) (0.59) 20.64
5/31/24 15.81 0.25 3.60 3.85 (0.32) (0.00)
(g)
(0.32) 19.34
5/31/23 17.03 0.22 (0.08) 0.14 (0.29) (1.07) (1.36) 15.81
5/31/22 21.32 0.26 (2.19) (1.93) (0.70) (1.66) (2.36) 17.03
5/31/21 15.55 0.20 6.64 6.84 (0.50) (0.57) (1.07) 21.32
Retirement Class:
11/30/25
(e)
20.53 (0.00)
(g)
3.00 3.00 — — — 23.53
5/31/25 19.24 0.21 1.62 1.83 (0.29) (0.25) (0.54) 20.53
5/31/24 15.73 0.20 3.59 3.79 (0.28) (0.00)
(g)
(0.28) 19.24
5/31/23 16.95 0.18 (0.08) 0.10 (0.25) (1.07) (1.32) 15.73
5/31/22 21.23 0.22 (2.19) (1.97) (0.65) (1.66) (2.31) 16.95
5/31/21 15.49 0.15 6.62 6.77 (0.46) (0.57) (1.03) 21.23
(a)
Based on average shares outstanding.
(b)
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
(c)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(d)
The Fund's ratios do not include the expenses or income of the Underlying Funds.
(e)
Unaudited
(f)
Annualized.
(g)
Value rounded to zero.

See Notes to Financial Statements
25
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(c)
Net Assets,
End of
Period (000)
Gross
Expenses
(d)
Net
Expenses
(d)
Net
Investment
Income (Loss)
(d)
Portfolio
Turnover
Rate
14.61% $ 132,780 0.46%
(f)
0.42%
(f)
(0.09) %
(f)
13%
9.37 120,057 0.51 0.43 0.98 16
24.30 118,311 0.49 0.39 1.13 12
1.17 102,309 0.49 0.35 1.10 21
(10.59) 106,104 0.48 0.32 1.04 30
44.41 117,922 0.50 0.38 0.78 56
14.78 5,767 0.23
(f)
0.18
(f)
0.15
(f)
13
9.59 5,295 0.28 0.20 1.22 16
24.55 5,423 0.30 0.20 1.34 12
1.33 4,908 0.29 0.15 1.31 21
(10.40) 6,248 0.28 0.13 1.28 30
44.68 9,163 0.30 0.18 0.98 56
14.69 29 0.60
(f)
0.25
(f)
0.08
(f)
13
9.59 26 0.38 0.25 0.25 16
24.39 389 0.37 0.25 1.28 12
1.29 320 0.36 0.22 1.27 21
(10.43) 342 0.35 0.20 1.21 30
44.54 427 0.37 0.23 0.95 56
14.78 61,275 0.15
(f)
0.10
(f)
0.23
(f)
13
9.76 52,407 0.19 0.10 1.34 16
24.58 63,319 0.21 0.10 1.45 12
1.46 51,862 0.20 0.05 1.40 21
(10.32) 50,497 0.19 0.04 1.28 30
44.79 45,923 0.21 0.08 1.08 56
14.61 74,554 0.40
(f)
0.35
(f)
(0.02)
(f)
13
9.49 65,410 0.44 0.35 1.05 16
24.29 60,408 0.45 0.35 1.18 12
1.20 52,655 0.45 0.31 1.16 21
(10.54) 56,152 0.44 0.29 1.08 30
44.47 65,640 0.45 0.33 0.82 56

Financial Highlights
(continued)
See Notes to Financial Statements
26
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss)
(b)
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
18.1
Managed Allocation
Class A:
11/30/25
(e)
$ 12 .78 $ 0 .12 $ 1 .25 $ 1 .37 $ ( 0 .12 ) $ — $ ( 0 .12 ) $ 14 .03
5/31/25 12 .32 0 .31 0 .67 0 .98 ( 0 .34 ) ( 0 .18 ) ( 0 .52 ) 12 .78
5/31/24 10 .93 0 .28 1 .41 1 .69 ( 0 .30 ) — ( 0 .30 ) 12 .32
5/31/23 11 .77 0 .24 ( 0 .26 ) ( 0 .02 ) ( 0 .25 ) ( 0 .57 ) ( 0 .82 ) 10 .93
5/31/22 14 .51 0 .22 ( 1 .46 ) ( 1 .24 ) ( 0 .41 ) ( 1 .09 ) ( 1 .50 ) 11 .77
5/31/21 12 .36 0 .20 3 .07 3 .27 ( 0 .33 ) ( 0 .79 ) ( 1 .12 ) 14 .51
Class R6:
11/30/25
(e)
12 .72 0 .14 1 .23 1 .37 ( 0 .13 ) — ( 0 .13 ) 13 .96
5/31/25 12 .26 0 .34 0 .67 1 .01 ( 0 .37 ) ( 0 .18 ) ( 0 .55 ) 12 .72
5/31/24 10 .88 0 .31 1 .40 1 .71 ( 0 .33 ) — ( 0 .33 ) 12 .26
5/31/23 11 .73 0 .26 ( 0 .26 ) — ( 0 .28 ) ( 0 .57 ) ( 0 .85 ) 10 .88
5/31/22 14 .46 0 .25 ( 1 .45 ) ( 1 .20 ) ( 0 .44 ) ( 1 .09 ) ( 1 .53 ) 11 .73
5/31/21 12 .32 0 .23 3 .07 3 .30 ( 0 .37 ) ( 0 .79 ) ( 1 .16 ) 14 .46
Retirement Class:
11/30/25
(e)
12 .70 0 .12 1 .24 1 .36 ( 0 .12 ) — ( 0 .12 ) 13 .94
5/31/25 12 .24 0 .30 0 .68 0 .98 ( 0 .34 ) ( 0 .18 ) ( 0 .52 ) 12 .70
5/31/24 10 .87 0 .28 1 .39 1 .67 ( 0 .30 ) — ( 0 .30 ) 12 .24
5/31/23 11 .71 0 .24 ( 0 .26 ) ( 0 .02 ) ( 0 .25 ) ( 0 .57 ) ( 0 .82 ) 10 .87
5/31/22 14 .44 0 .21 ( 1 .45 ) ( 1 .24 ) ( 0 .40 ) ( 1 .09 ) ( 1 .49 ) 11 .71
5/31/21 12 .31 0 .20 3 .05 3 .25 ( 0 .33 ) ( 0 .79 ) ( 1 .12 ) 14 .44
(a)
Based on average shares outstanding.
(b)
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
(c)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(d)
The Fund's ratios do not include the expenses or income of the Underlying Funds.
(e)
Unaudited
(f)
Annualized.

See Notes to Financial Statements
27
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(c)
Net Assets,
End of
Period (000)
Gross
Expenses
(d)
Net
Expenses
(d)
Net
Investment
Income (Loss)
(d)
Portfolio
Turnover
Rate
10 .74% $ 850,971 0 .30%
(f)
0 .25%
(f)
1 .78%
(f)
9%
8 .05 794,626 0 .31 0 .25 2 .41 11
15 .70 789,834 0 .32 0 .25 2 .44 11
0 .20 734,814 0 .32 0 .25 2 .17 19
( 9 .69 ) 790,563 0 .31 0 .23 1 .59 23
27 .20 918,856 0 .31 0 .25 1 .48 42
10 .84 20,875 0 .01
(f)
0.00
(f)
2 .03
(f)
9
8 .37 18,757 0 .03 0.00 2 .66 11
15 .97 18,769 0 .03 0.00 2 .68 11
0 .39 18,493 0 .03 0.00 2 .40 19
( 9 .45 ) 24,214 0 .03 0.00 1 .84 23
27 .52 24,885 0 .02 0.00 1 .71 42
10 .72 66,466 0 .26
(f)
0 .25
(f)
1 .78
(f)
9
8 .10 63,469 0 .28 0 .25 2 .40 11
15 .60 72,504 0 .28 0 .25 2 .44 11
0 .21 69,526 0 .28 0 .25 2 .18 19
( 9 .70 ) 73,347 0 .28 0 .25 1 .56 23
27 .15 88,693 0 .27 0 .25 1 .48 42

28
Notes to Financial Statements
(Unaudited)
1. General Information
Trust and Fund Information: TIAA-CREF Funds (the “Trust”) is an open-end management investment company registered under the
Investment Company Act of 1940 (“1940 Act”), as amended. The Trust is comprised of the following (collectively the “Funds” or individually, the “Fund”), among others:
Current Fiscal Period:  The end of the reporting period for the Funds is November 30, 2025, and the period covered by these Notes to
Financial Statements is the six months ended November 30, 2025 (the "current fiscal period").
Investment Adviser: Teachers Advisors, LLC (the “Adviser”), a wholly owned indirect subsidiary of Teachers Insurance and Annuity
Association of America (“TIAA”), is registered with the Securities and Exchange Commission (“SEC”) as an investment adviser and provides investment management services for the Funds.
Share Classes and Sales Charges: Each Fund is a “fund of funds” that diversifies its assets by investing in Class I or Class R6 shares of other Nuveen mutual funds and potentially other investment pools or investment products including other funds or exchange-traded funds ("ETFs") advised by the Adviser or its affiliates. The Funds offer Class A, Class I, Premier Class, Class R6 and Retirement Class
shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class. The Funds offer their shares through their principal underwriter, Nuveen Securities, LLC (“Nuveen Securities”), which is a wholly owned indirect subsidiary of TIAA.
Class A Shares are generally sold with an up-front sales charge. Class A Shares purchases of $1 million or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge ("CDSC") of 1% if redeemed within eighteen months of purchase. Class I, Premier Class, Class R6 and Retirement Class shares are sold without an up-front sales charge.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United
States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services — Investment
Companies. The NAV for financial reporting purposes may differ from the NAV for processing security and common share transactions.
The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation: The Funds pay the members of the Board of Trustees ("Board") all of whom are independent, certain remuneration for their services, plus travel and other expenses. The Board has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statement of Assets and Liabilities. Trustees’ fees, including any deferred compensation incurred, are reflected in the Statement of Operations.
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Fund Name Short Name
Nuveen Lifestyle Income Fund Lifestyle Income
Nuveen Lifestyle Conservative Fund Lifestyle Conservative
Nuveen Lifestyle Moderate Fund Lifestyle Moderate
Nuveen Lifestyle Growth Fund Lifestyle Growth
Nuveen Lifestyle Aggressive Growth Fund Lifestyle Aggressive Growth
Nuveen Managed Allocation Fund Managed Allocation

29
Indemnifications:  Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes.
Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.
Multiclass Operations and Allocations: Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a
Fund. Expenses that cannot be directly attributed are allocated to each Fund in the Trust based upon the average net assets of each
Fund.
Netting Agreements: In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds' custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds' Portfolio of Investments or Statement of Assets and Liabilities.
The Funds' investments subject to netting agreements as of the end of the current fiscal period, if any, are further described later in these Notes to Financial Statements.
New Accounting Pronouncement: In December 2023, the FASB issued Accounting Standard Update ("ASU") No. 2023-09, Income
Taxes (Topic 740) Improvements to Income tax disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU
2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 are effective for annual periods beginning after
December 15, 2024. Management is currently evaluating the implications of these changes on the financial statements.
Segment Reporting:  Each Fund represents a single operating segment. The officers of the Funds act as the chief operating decision maker (“CODM”). The CODM monitors the operating results of each Fund as a whole and is responsible for each Fund's long-term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information in the form of the Fund's portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements.
Segment assets are reflected on the Statement of Assets and Liabilities as “total assets” and significant segment revenues and expenses are listed on the Statement of Operations.
3. Investment Valuation and Fair Value Measurements
The Funds' investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the
Adviser, subject to the oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).

Notes to Financial Statements
(continued)
30
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds' major classifications of assets and liabilities measured at fair value follows:
Exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
The following table summarizes the market value of the Funds’ investments as of the end of the current fiscal period, based on the inputs used to value them:
4. Portfolio Securities
Repurchase Agreements: In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the current fiscal period, and the collateral delivered related to those repurchase agreements.
Fund Level 1 Level 2 Level 3 Total
Lifestyle Income
Affiliated investment companies $77,023,073 $— $— $77,023,073
Total $77,023,073 $— $— $77,023,073
1 1 1 1 1
Lifestyle Conservative
Affiliated investment companies $325,149,783 $— $— $325,149,783
Short-term investments — 230,000 — 230,000
Total $325,149,783 $230,000 $— $325,379,783
1 1 1 1 1
Lifestyle Moderate
Affiliated investment companies $605,770,849 $— $— $605,770,849
Short-term investments — 560,000 — 560,000
Total $605,770,849 $560,000 $— $606,330,849
1 1 1 1 1
Lifestyle Growth
Affiliated investment companies $335,354,691 $— $— $335,354,691
Short-term investments — 320,000 — 320,000
Total $335,354,691 $320,000 $— $335,674,691
1 1 1 1 1
Lifestyle Aggressive Growth
Affiliated investment companies $274,185,526 $— $— $274,185,526
Short-term investments — 360,000 — 360,000
Total $274,185,526 $360,000 $— $274,545,526
1 1 1 1 1
Managed Allocation
Affiliated investment companies $937,620,866 $— $— $937,620,866
Short-term investments — 830,000 — 830,000
Total $937,620,866 $830,000 $— $938,450,866
1 1 1 1 1
Fund Counterparty
Short-term Investments,
at Value
Collateral Pledged
(From) Counterparty
Lifestyle Conservative Fixed Income Clearing Corporation $ 230,000 $ (234,787)
Lifestyle Moderate Fixed Income Clearing Corporation 560,000 (571,314)
Lifestyle Growth Fixed Income Clearing Corporation 320,000 (326,407)
Lifestyle Aggressive Growth Fixed Income Clearing Corporation 360,000 (367,395)
Managed Allocation Fixed Income Clearing Corporation 830,000 (846,758)

31
Purchases and Sales:  Long-term purchases and sales during the current fiscal period were as follows:
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of Operations, respectively.
Market and Counterparty Credit Risk: In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund's exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and
Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties.
Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Fund
Non-U.S. Government
Purchases
Non-U.S. Government
Sales
16.1
Lifestyle Income $ 5,668,458 $ 7,141,606
16.2
Lifestyle Conservative 28,000,963 32,526,265
16.3
Lifestyle Moderate 56,645,560 62,345,316
16.4
Lifestyle Growth 35,926,081 41,464,929
16.5
Lifestyle Aggressive Growth 33,656,918 37,860,059
18.1
Managed Allocation 82,447,589 105,626,019
Six Months Ended
11/30/25
Year Ended
5/31/25
16.1
Lifestyle Income Shares Value Shares Value
Subscriptions:
Class A 159,332 $ 1,802,862 183,151 $ 1,985,318
Class I 8,906 100,993 1,167 12,500
Class R6 143,345 1,601,061 368,979 3,996,067
Retirement Class 56,366 630,343 262,335 2,857,005
Total subscriptions 367,949 4,135,259 815,632 8,850,890
Reinvestments of distributions:
Class A 60,356 672,037 140,597 1,523,472
Class I – – 9 102
Class R6 19,157 213,359 38,057 412,392
Retirement Class 29,009 322,810 65,460 708,837
Total reinvestments of distributions 108,522 1,208,206 244,123 2,644,803
Redemptions:
Class A (307,304) (3,425,914) (547,043) (5,922,975)
Class I (1) (11) (8,378) (92,450)
Premier Class – – (17,744) (196,600)
Class R6 (144,395) (1,610,365) (354,659) (3,836,726)
Retirement Class (168,315) (1,893,370) (269,794) (2,918,541)
Total redemptions (620,015) (6,929,660) (1,197,618) (12,967,292)
Net increase (decrease) from shareholder transactions (143,544) $ (1,586,195) (137,863) $ (1,471,599)

Notes to Financial Statements
(continued)
32
Six Months Ended
11/30/25
Year Ended
5/31/25
16.2
Lifestyle Conservative Shares Value Shares Value
Subscriptions:
Class A 222,960 $ 3,013,445 693,404 $ 8,806,056
Class I 19,012 258,934 166,248 2,122,495
Premier Class 10,736 147,521 – –
Class R6 513,280 6,919,689 865,956 11,149,351
Retirement Class 166,340 2,271,092 619,620 7,946,296
Total subscriptions 932,328 12,610,681 2,345,228 30,024,198
Reinvestments of distributions:
Class A 177,745 2,377,198 465,927 5,951,643
Class I 2,940 39,395 7,929 101,392
Premier Class 88 1,190 42 540
Class R6 59,595 798,855 148,939 1,905,139
Retirement Class 46,039 616,157 116,827 1,492,219
Total reinvestments of distributions 286,407 3,832,795 739,664 9,450,933
Redemptions:
Class A (795,364) (10,750,883) (1,913,510) (24,377,015)
Class I (11,122) (148,873) (211,941) (2,734,270)
Premier Class (12,113) (166,483) (18,082) (235,246)
Class R6 (420,207) (5,686,021) (1,155,180) (14,828,231)
Retirement Class (311,394) (4,189,941) (811,250) (10,394,370)
Total redemptions (1,550,200) (20,942,201) (4,109,963) (52,569,132)
Net increase (decrease) from shareholder transactions (331,465) $ (4,498,725) (1,025,071) $ (13,094,001)
Six Months Ended
11/30/25
Year Ended
5/31/25
16.3
Lifestyle Moderate Shares Value Shares Value
Subscriptions:
Class A 479,148 $ 7,592,080 1,515,357 $ 22,539,144
Class I 29,744 477,941 116,961 1,745,398
Class R6 625,524 10,048,625 854,003 12,746,059
Retirement Class 475,154 7,587,032 787,248 11,765,946
Total subscriptions 1,609,570 25,705,678 3,273,569 48,796,547
Reinvestments of distributions:
Class A 181,706 2,883,023 645,321 9,630,369
Class I 3,862 61,379 14,108 210,655
Class R6 48,939 778,721 175,706 2,626,837
Retirement Class 63,307 1,005,182 220,746 3,293,954
Total reinvestments of distributions 297,814 4,728,305 1,055,881 15,761,815
Redemptions:
Class A (1,325,670) (21,120,986) (3,033,922) (45,046,223)
Class I (48,659) (785,425) (236,288) (3,513,997)
Premier Class – – (18,350) (278,000)
Class R6 (387,042) (6,231,525) (2,032,535) (30,221,914)
Retirement Class (484,646) (7,632,461) (1,247,870) (18,478,563)
Total redemptions (2,246,017) (35,770,397) (6,568,965) (97,538,697)
Net increase (decrease) from shareholder transactions (338,633) $ (5,336,414) (2,239,515) $ (32,980,335)
Six Months Ended
11/30/25
Year Ended
5/31/25
16.4
Lifestyle Growth Shares Value Shares Value
Subscriptions:
Class A 158,332 $ 3,016,314 485,813 $ 8,493,975
Class I 4,170 81,161 62,366 1,105,395
Class R6 387,229 7,377,895 348,520 6,075,392
Retirement Class 109,882 2,112,221 404,713 7,063,293
Total subscriptions 659,613 12,587,591 1,301,412 22,738,055
Reinvestments of distributions:
Class A – – 275,024 4,845,923
Class I – – 6,138 108,770
Premier Class – – 14 253
Class R6 – – 81,712 1,448,747
Retirement Class – – 83,697 1,477,248
Total reinvestments of distributions – – 446,585 7,880,941
Redemptions:
Class A (552,667) (10,500,595) (1,407,925) (24,441,595)
Class I (30,173) (580,329) (84,707) (1,483,424)
Premier Class – – (18,585) (328,400)
Class R6 (180,059) (3,471,953) (709,037) (12,364,638)
Retirement Class (252,148) (4,800,736) (682,843) (11,534,295)
Total redemptions (1,015,047) (19,353,613) (2,903,097) (50,152,352)
Net increase (decrease) from shareholder transactions (355,434) $ (6,766,022) (1,155,100) $ (19,533,356)

33
7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal
Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
Six Months Ended
11/30/25
Year Ended
5/31/25
16.5
Lifestyle Aggressive Growth Shares Value Shares Value
Subscriptions:
Class A 124,511 $ 2,771,649 318,604 $ 6,345,504
Class I 11,236 250,070 27,347 560,859
Class R6 261,208 5,874,389 533,118 10,652,003
Retirement Class 191,129 4,259,561 415,435 8,343,978
Total subscriptions 588,084 13,155,669 1,294,504 25,902,344
Reinvestments of distributions:
Class A – – 153,787 3,138,786
Class I – – 5,363 110,204
Class R6 – – 87,088 1,789,658
Retirement Class – – 82,937 1,696,887
Total reinvestments of distributions – – 329,175 6,735,535
Redemptions:
Class A (329,978) (7,348,890) (769,602) (15,448,147)
Class I (24,292) (519,464) (56,550) (1,129,133)
Premier Class – – (18,789) (380,840)
Class R6 (214,085) (4,808,325) (1,354,488) (27,181,513)
Retirement Class (209,735) (4,670,402) (451,108) (9,067,265)
Total redemptions (778,090) (17,347,081) (2,650,537) (53,206,898)
Net increase (decrease) from shareholder transactions (190,006) $ (4,191,412) (1,026,858) $ (20,569,019)
Six Months Ended
11/30/25
Year Ended
5/31/25
18.1
Managed Allocation Shares Value Shares Value
Subscriptions:
Class A 658,350 $ 8,829,942 1,235,824 $ 15,652,450
Class R6 89,358 1,216,227 131,794 1,656,006
Retirement Class 93,342 1,240,713 357,301 4,505,323
Total subscriptions 841,050 11,286,882 1,724,919 21,813,779
Reinvestments of distributions:
Class A 512,574 6,873,843 2,495,441 31,640,731
Class R6 14,634 195,334 65,459 825,489
Retirement Class 41,999 559,959 214,742 2,705,307
Total reinvestments of distributions 569,207 7,629,136 2,775,642 35,171,527
Redemptions:
Class A (2,706,408) (36,460,099) (5,662,271) (71,419,839)
Class R6 (83,959) (1,126,006) (252,888) (3,167,217)
Retirement Class (366,374) (4,832,895) (1,495,209) (18,888,954)
Total redemptions (3,156,741) (42,419,000) (7,410,368) (93,476,010)
Net increase (decrease) from shareholder transactions (1,746,484) $ (23,502,982) (2,909,807) $ (36,490,704)
Fund Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
(Depreciation)
Net Unrealized
Appreciation
(Depreciation)
16.1
Lifestyle Income $75,731,085 $6,103,884 $(4,811,896) $1,291,988
16.2
Lifestyle Conservative 299,356,370 47,766,771 (21,743,358) 26,023,413
16.3
Lifestyle Moderate 516,982,423 124,930,256 (35,581,830) 89,348,426
16.4
Lifestyle Growth 261,677,258 90,530,200 (16,532,767) 73,997,433
16.5
Lifestyle Aggressive Growth 195,844,411 88,651,189 (9,950,074) 78,701,115
18.1
Managed Allocation 757,328,744 226,982,848 (45,860,726) 181,122,122

Notes to Financial Statements
(continued)
34
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:
8. Management Fees and Other Transactions with Affiliates
Management Fees: Under the terms of its Investment Management Agreement, each Fund (except for Managed Allocation) pays the
Adviser a monthly fee based on the annual rate of 0.10% of the Fund’s average daily net assets for the management of the Fund’s investment portfolio. The Funds have entered into an Administrative Service Agreement with the Adviser under which the Funds pay the Adviser for its costs in providing certain administrative and compliance services to the Funds. The Adviser has agreed to gradually reduce expenses allocated to the Funds under the Administrative Services Agreement over a three-year period commencing May 1,
2024. After the expiration of this three-year period, the Adviser will no longer allocate expenses to the Funds under the Administrative
Services Agreement.
Under the terms of Retirement Class Service Agreements with respect to each Fund, the Retirement Class of the Fund incurs an annual fee of 0.25% of the daily net assets, payable monthly to TIAA, on behalf of Retirement Class shares of the Fund held by or through TIAA by its clients, or the Adviser, on behalf of all other Retirement Class shares, for certain administrative costs associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statement of Operations are paid to TIAA or the Adviser, respectively, under the Service
Agreements.
Under the terms of a distribution Rule 12b-1 plan, Class A shares of each Fund compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to Class A shares of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Class A shares. The Premier Class of each Fund is subject to a distribution Rule 12b-1 plan that compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class shares.
The Adviser has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. As of the end of the current fiscal period, the investment management fee and maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets for each class:
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year
Loss Deferrals
Other
Book-to-Tax
Differences Total
16.1
Lifestyle Income $391,104 $– $(1,254,029) $(967,525) $– $(7,022) $(1,837,472)
16.2
Lifestyle Conservative 1,151,569 3,115,561 9,874,664 – – (19,127) 14,122,667
16.3
Lifestyle Moderate 1,296,564 9,765,963 49,145,900 – – (28,754) 60,179,673
16.4
Lifestyle Growth 977,330 7,655,225 46,393,135 – – (14,586) 55,011,104
16.5
Lifestyle Aggressive Growth – 8,283,777 51,558,256 – (132,638) (10,697) 59,698,698
18.1
Managed Allocation 2,808,382 17,451,835 120,308,936 – – (161,639) 140,407,514
Fund Short-Term Long-Term Total
16.1
Lifestyle Income $440,202 $527,323 $967,525
16.2
Lifestyle Conservative – – –
16.3
Lifestyle Moderate – – –
16.4
Lifestyle Growth – – –
16.5
Lifestyle Aggressive Growth – – –
18.1
Managed Allocation – – –
Maximum Expense Amounts‡
Fund Class A Class I Premier Class Class R6
Retirement
Class
16.1
Lifestyle Income 0.450% 0.250% 0.250% 0.100% 0.350%
16.2
Lifestyle Conservative 0.450 0.250 0.250 0.100 0.350
16.3
Lifestyle Moderate 0.450 0.250 0.250 0.100 0.350
16.4
Lifestyle Growth 0.450 0.250 0.250 0.100 0.350
16.5
Lifestyle Aggressive Growth 0.450 0.250 0.250 0.100 0.350
18.1
Managed Allocation 0.250 – – – 0.250

35
The Funds are permitted to purchase or sell securities from or to certain other funds or accounts managed by the Adviser or by an affiliate of the Adviser (each an, "Affiliated Entity") under specified conditions outlined in procedures adopted by the Board ("cross-
trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are affected at the current market price (as provided by an independent pricing service) without incurring broker commissions. During the current fiscal period, the Funds engaged in the following security transactions with affiliated entities:
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
Affiliated Investment Companies: Investments in other investment companies advised by the Adviser and Nuveen Fund Advisors, LLC are deemed to be affiliated investments. A complete schedule of the portfolio holdings for each of the affiliated investments is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available on the SEC’s website at www.sec.gov.
A copy of the annual report, semi-annual report and financial statements is available for each of the affiliated investments at https://
www.nuveen.com/en-us/mutual-funds/prospectuses, https://www.nuveen.com/en-us/exchange-traded-funds/prospectus or, or upon request by calling (800) 842-2252. Information regarding transactions with affiliated investment companies is as follows:
‡ Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least September 30, 2026. The reimbursement arrangements can only be changed with the approval of the Board.
Fund Purchases Sales Realized Gain (Loss)
Lifestyle Income $ 354,783 $ 5,138 $ (45)
Lifestyle Conservative 3,010,835 35,358 8,987
Lifestyle Moderate 8,460,035 63,650 15,688
Lifestyle Growth 6,151,196 61,220 16,679
Lifestyle Aggressive Growth 6,242,621 26,617 6,663
Managed Allocation 13,009,978 214,401 38,365
Fund Sales Charges Collected
Paid to Financial
Intermediaries
Lifestyle Income $ 17 $ 15
Lifestyle Conservative 1,853 1,645
Lifestyle Moderate 3,566 3,105
Lifestyle Growth 1,565 1,362
Lifestyle Aggressive Growth 794 690
Managed Allocation 1,991 1,738
Fund
CDSC
Retained
Lifestyle Income $ —
Lifestyle Conservative —
Lifestyle Moderate 28
Lifestyle Growth 1
Lifestyle Aggressive Growth —
Managed Allocation —

Notes to Financial Statements
(continued)
36
Issue
Value at
5/31/25
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/25
Dividend
Income
Lifestyle Income
Nuveen Funds:
Core Bond, Class R6
$ 14,969,883 $ 766,295 $ 782,120 $ (105,721) $ 550,151 $ 15,398,488 $ 332,698
Core Equity, Class R6
1,497,669 66,336 429,248 48,715 177,199 1,360,671 6,755
Core Plus Bond, Class R6
14,969,726 714,333 708,307 (100,217) 510,210 15,385,745 349,984
Dividend Growth, Class R6
1,500,988 188,188 172,611 7,103 114,387 1,638,055 8,649
Dividend Value, Class R6
1,472,935 116,674 291,576 10,878 176,673 1,485,584 10,224
Emerging Markets Equity, Class R6
918,059 71,483 242,536 35,993 161,584 944,583 –
Growth Opportunities ETF
1,735,304 – 420,713 111,369 193,207 1,619,167 –
International Equity, Class R6
2,310,295 74,213 1,206,641 426,527 (159,313) 1,445,081 –
International Opportunities, Class R6
1,382,574 250,474 170,298 13,920 115,624 1,592,294 –
International Value, Class I
– 704,760 33,471 (287) 8,568 679,570 –
Large Cap Growth, Class R6
1,733,713 141,563 405,034 69,008 204,797 1,744,047 –
Large Cap Value, Class R6
1,472,487 115,121 198,502 11,949 161,635 1,562,690 –
Quant International Small Cap Equity, Class R6
757,051 25,359 125,495 26,056 68,087 751,058 –
Quant Small Cap Equity, Class R6
287,970 11,011 200,032 69,006 (18,766) 149,189 –
Quant Small/Mid Cap Equity, Class R6
357,429 13,546 80,069 13,705 45,854 350,465 –
Short Term Bond, Class R6
29,970,477 2,264,626 1,667,867 (24,242) 230,963 30,773,957 657,968
Small Cap Select, Class R6
– 144,476 7,086 (118) 5,157 142,429 –
$75,336,560 $5,668,458 $7,141,606 $613,644 $2,546,017 $77,023,073 $1,366,278
Issue
Value at
5/31/25
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/25
Dividend
Income
Lifestyle Conservative
Nuveen Funds:
Core Bond, Class R6
$ 30,436,240 $ 3,838,935 $ 2,653,213 $ (341,716) $ 1,267,970 $ 32,548,216 $ 693,951
Core Equity, Class R6
12,184,099 116,908 2,778,476 336,448 1,545,197 11,404,176 56,530
Core Plus Bond, Class R6
91,317,742 5,167,561 1,412,088 (206,245) 2,777,636 97,644,606 2,203,915
Dividend Growth, Class R6
12,103,958 1,322,767 710,294 21,080 990,364 13,727,875 71,544
Dividend Value, Class R6
12,018,557 797,380 1,879,369 63,679 1,500,395 12,500,642 84,396
Emerging Markets Equity, Class R6
7,470,398 406,906 1,628,851 214,669 1,435,635 7,898,757 –
Growth Opportunities ETF
14,130,496 – 2,905,236 801,771 1,751,400 13,778,431 –
International Equity, Class R6
18,757,131 287,789 9,139,933 3,264,691 (1,008,105) 12,161,573 –
International Opportunities, Class R6
11,230,708 1,705,634 597,594 31,730 1,048,219 13,418,697 –
International Value, Class I
– 5,733,273 42,793 (324) 71,316 5,761,472 –
Large Cap Growth, Class R6
14,139,654 656,004 2,419,582 381,021 1,909,301 14,666,398 –
Large Cap Value, Class R6
12,011,012 858,350 1,136,707 19,231 1,429,494 13,181,380 –
Quant International Small Cap Equity, Class R6
6,152,426 114,034 751,092 146,745 633,310 6,295,423 –
Quant Small Cap Equity, Class R6
2,345,611 21,850 1,530,016 546,818 (125,871) 1,258,392 –
Quant Small/Mid Cap Equity, Class R6
2,908,721 53,743 503,173 82,441 414,404 2,956,136 –
Short Term Bond, Class R6
60,989,449 5,738,849 2,414,146 (32,497) 464,579 64,746,234 1,381,752
Small Cap Select, Class R6
– 1,180,980 23,702 592 43,505 1,201,375 –
$308,196,202 $28,000,963 $32,526,265 $5,330,134 $16,148,749 $325,149,783 $4,492,088

37
Issue
Value at
5/31/25
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/25
Dividend
Income
Lifestyle Moderate
Nuveen Funds:
Core Equity, Class R6
$ 32,830,073 $ 83,024 $ 6,000,656 $ 743,492 $ 4,403,274 $ 32,059,207 $ 154,128
Core Plus Bond, Class R6
218,867,880 19,363,350 2,376,612 (394,120) 6,642,082 242,102,580 5,374,245
Dividend Growth, Class R6
32,671,012 4,110,510 1,142,250 43,701 2,732,360 38,415,333 194,984
Dividend Value, Class R6
32,363,676 2,278,211 4,027,945 68,933 4,228,298 34,911,173 229,385
Emerging Markets Equity, Class R6
20,125,368 763,094 3,364,453 404,784 4,090,483 22,019,276 –
Growth Opportunities ETF
38,098,370 – 6,836,579 1,884,701 5,052,887 38,199,379 –
International Equity, Class R6
50,737,967 691,098 23,505,047 8,021,466 (1,888,988) 34,056,496 –
International Opportunities, Class R6
30,330,883 5,188,584 1,076,525 39,339 2,904,971 37,387,252 –
International Value, Class I
– 16,099,050 158,591 (341) 200,289 16,140,407 –
Large Cap Growth, Class R6
38,094,255 1,894,293 5,169,292 1,049,079 5,202,400 41,070,735 –
Large Cap Value, Class R6
32,398,985 2,358,695 2,084,958 31,288 3,940,761 36,644,771 –
Quant International Small Cap Equity, Class R6
16,648,065 281,686 1,418,784 275,348 1,857,520 17,643,835 –
Quant Small Cap Equity, Class R6
6,316,809 122,419 4,061,814 1,612,545 (476,735) 3,513,224 –
Quant Small/Mid Cap Equity, Class R6
7,840,496 132,980 1,074,414 166,275 1,187,761 8,253,098 –
Small Cap Select, Class R6
– 3,278,566 47,396 (2,250) 125,163 3,354,083 –
$557,323,839 $56,645,560 $62,345,316 $13,944,240 $40,202,526 $605,770,849 $5,952,742
Issue
Value at
5/31/25
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/25
Dividend
Income
Lifestyle Growth
Nuveen Funds:
Core Equity, Class R6
$ 23,758,892 $ 381,834 $ 4,342,971 $ 480,471 $ 3,299,812 $ 23,578,038 $ 113,230
Core Plus Bond, Class R6
59,335,899 6,900,339 853,140 (125,964) 1,850,261 67,107,395 1,485,440
Dividend Growth, Class R6
23,815,402 3,317,545 974,801 1,062 2,023,979 28,183,187 143,257
Dividend Value, Class R6
23,390,915 2,009,363 2,764,853 47,750 3,106,305 25,789,480 169,186
Emerging Markets Equity, Class R6
14,563,923 475,987 2,067,810 269,582 3,032,857 16,274,539 –
Growth Opportunities ETF
27,547,606 39,550 4,274,071 1,162,084 3,925,423 28,400,592 –
International Equity, Class R6
36,603,048 813,930 16,772,906 5,509,375 (999,419) 25,154,028 –
International Opportunities, Class R6
21,939,836 3,749,662 393,629 10,831 2,139,049 27,445,749 –
International Value, Class I
– 11,851,418 114,911 (1,027) 147,777 11,883,257 –
Large Cap Growth, Class R6
27,514,875 1,450,860 3,272,297 559,443 4,023,335 30,276,216 –
Large Cap Value, Class R6
23,308,337 2,079,870 1,199,402 17,156 2,899,176 27,105,137 –
Quant International Small Cap Equity, Class R6
12,021,758 165,113 737,341 129,044 1,430,599 13,009,173 –
Quant Small Cap Equity, Class R6
4,567,195 113,421 2,933,952 1,121,353 (277,770) 2,590,247 –
Quant Small/Mid Cap Equity, Class R6
5,660,720 139,411 709,758 81,174 913,246 6,084,793 –
Small Cap Select, Class R6
– 2,437,778 53,087 (1,499) 89,668 2,472,860 –
$304,028,406 $35,926,081 $41,464,929 $9,260,835 $27,604,298 $335,354,691 $1,911,113
Issue
Value at
5/31/25
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/25
Dividend
Income
Lifestyle Aggressive Growth
Nuveen Funds:
Core Equity, Class R6
$ 23,590,876 $ 394,025 $ 3,669,243 $ 419,328 $ 3,388,050 $ 24,123,036 $ 113,653
Dividend Growth, Class R6
23,621,232 3,906,824 665,049 (3,720) 2,044,222 28,903,509 143,818
Dividend Value, Class R6
23,198,808 2,293,407 2,341,653 34,880 3,143,809 26,329,251 169,654
Emerging Markets Equity, Class R6
14,467,801 989,564 2,208,395 262,369 3,063,839 16,575,178 –
Growth Opportunities ETF
27,407,287 62,063 3,600,054 974,472 4,132,099 28,975,867 –
International Equity, Class R6
36,358,990 1,689,446 16,880,441 4,807,681 (242,679) 25,732,997 –
International Opportunities, Class R6
21,772,187 4,574,203 353,520 (2,807) 2,159,995 28,150,058 –
International Value, Class I
– 12,093,064 147,565 (1,618) 150,842 12,094,723 –
Large Cap Growth, Class R6
27,303,557 2,058,419 3,045,285 624,942 3,991,733 30,933,366 –
Large Cap Value, Class R6
23,182,554 2,479,130 972,824 12,984 2,923,132 27,624,976 –
Quant International Small Cap Equity, Class R6
11,924,437 399,840 494,897 64,316 1,506,508 13,400,204 –
Quant Small Cap Equity, Class R6
4,535,867 100,726 2,843,791 962,156 (115,146) 2,639,812 –
Quant Small/Mid Cap Equity, Class R6
5,630,025 97,707 539,684 97,272 905,224 6,190,544 –
Small Cap Select, Class R6
– 2,518,500 97,658 (68) 91,231 2,512,005 –
$242,993,621 $33,656,918 $37,860,059 $8,252,187 $27,142,859 $274,185,526 $427,125

Notes to Financial Statements
(continued)
38
Issue
Value at
5/31/25
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/25
Dividend
Income
Managed Allocation
Nuveen Funds:
Core Equity, Class R6
$ 51,545,159 $ 238,362 $ 10,444,031 $ 1,311,823 $ 6,738,904 $ 49,390,217 $ 241,211
Core Plus Bond, Class R6
344,040,780 27,560,668 6,089,412 (767,976) 10,538,998 375,283,058 8,397,294
Dividend Growth, Class R6
51,125,917 5,939,694 2,119,727 38,406 4,274,286 59,258,576 305,176
Dividend Value, Class R6
50,953,270 3,441,014 7,308,180 172,355 6,539,793 53,798,252 359,760
Emerging Markets Equity, Class R6
31,674,319 670,784 5,301,649 609,788 6,435,416 34,088,658 –
Growth Opportunities ETF
59,830,037 – 11,024,743 3,056,552 7,820,632 59,682,478 –
International Equity, Class R6
79,725,108 1,375,230 37,932,310 13,511,499 (3,915,285) 52,764,242 –
International Opportunities, Class R6
47,936,578 7,383,208 2,349,845 147,544 4,441,678 57,559,163 –
International Value, Class I
– 24,887,853 174,155 (3,226) 310,338 25,020,810 –
Large Cap Growth, Class R6
59,975,251 2,034,466 8,516,289 2,323,237 7,436,595 63,253,260 –
Large Cap Value, Class R6
50,870,100 3,432,108 3,697,050 192,910 6,019,663 56,817,731 –
Quant International Small Cap Equity, Class R6
26,156,251 351,388 2,547,365 493,966 2,846,029 27,300,269 –
Quant Small Cap Equity, Class R6
9,938,274 12,129 6,308,447 2,508,934 (712,845) 5,438,045 –
Quant Small/Mid Cap Equity, Class R6
12,345,716 77,914 1,771,442 273,778 1,848,634 12,774,600 –
Small Cap Select, Class R6
– 5,042,771 41,374 (240) 190,350 5,191,507 –
$876,116,760 $82,447,589 $105,626,019 $23,869,350 $60,813,186 $937,620,866 $9,303,441

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Funds do not pay any remuneration to their officers. Remuneration paid to trustees, officers and Teachers Advisors, LLC, the Funds’ investment adviser and an affiliate of the Funds’ officers, is included in the Statement of Operations under the line items “Trustees fees”, “Management fees” and “Administrative service fees” as part of the financial statements filed under Item 7 of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Item 11. Statement Regarding Basis for Approval of Investment

Advisory Contract.

Nuveen Lifecycle 2070 Fund

The Approval Process

At the meeting held on August 5-6, 2025 (the “Meeting”), the Board of Trustees (the “Board” and each Trustee, a “Board Member”) of TIAA-CREF Funds (the “Trust”), which is comprised entirely of Board Members who are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)), considered and approved for Nuveen Lifecycle 2070 Fund (the “Fund”), a series of the Trust, the investment management agreement (the “Advisory Agreement”) pursuant to which Teachers Advisors, LLC (“TAL” or the “Adviser”) serves as investment adviser to the Fund. The references to the Board and the Board Members are interchangeable.

To assist the Board in its evaluation of the Advisory Agreement at the Meeting, the Board Members had received, in adequate time in advance of the Meeting and/or at prior meetings, materials which outlined, among other things:

•	the nature, extent and quality of the services expected to be provided by the Adviser;
•	the organization of the Adviser, including the responsibilities of various departments and key personnel;
•	the expertise and background of the Adviser;
•	certain performance-related information (as described below);
•	certain profitability-related information (as described below);
•	the proposed management fees for the Fund, including comparisons of such management fees with the management fees of comparable funds;
•	the expected expenses of the Fund, including comparisons of the Fund’s expected net total expense ratio with the net total expense ratios of comparable funds; and
•	the soft dollar practices of the Adviser, if any.

At the Meeting and/or at prior meetings, the Adviser made presentations to and responded to questions from the Board. During the Meeting and/or at prior meetings, the Board Members also met privately with their legal counsel to, among other things, review the Board’s duties under the 1940 Act, the general principles of state law in reviewing and approving advisory contracts, the standards used by courts in determining whether investment company boards of directors have fulfilled their duties, factors to be considered in voting on advisory contracts and an adviser’s fiduciary duty with respect to advisory agreements and compensation. It is with this background that the Board Members considered the Advisory Agreement. As outlined in more detail below, the Board Members considered various factors they believed relevant with respect to the Fund. Each Board Member may have accorded different weight to the various factors and information discussed below in reaching his or her conclusions with respect to the Advisory Agreement. As applicable, the Board Members also considered information they had received in their capacity as trustees or directors of other registered investment companies advised by the Adviser. The Nuveen fund complex consists of the group of funds advised by TAL and the group of funds advised by Nuveen Fund Advisors, LLC (“NFAL” and collectively, the “Nuveen funds” or “funds”). TAL and NFAL are affiliates as NFAL is a subsidiary of Nuveen, LLC, the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”), and TAL is an indirect wholly owned subsidiary of TIAA.

A.	Nature, Extent and Quality of Services

The Board Members considered the nature, extent and quality of the Adviser’s services, including portfolio management services and administrative services. Given that the Adviser already serves as adviser or sub-adviser to other Nuveen funds overseen by the Board Members, the Board has a good understanding of its organization, operations, personnel and services. As the Board meets regularly throughout the year to oversee the funds in the fund complex, including funds currently advised or sub-advised by the Adviser, Board Members may have, in part, relied upon their knowledge from their meetings and any other interactions throughout the year with the Adviser in evaluating the Advisory Agreement.

1

Item 11. Statement Regarding Basis for Approval of Investment

Advisory Contract. (continued)

The Board Members considered information about the structure, investment objective, investment strategy and other characteristics of the Fund. In this regard, the Board Members considered that, in general terms, the Fund would be a “fund of funds” that would invest in shares of other Nuveen mutual funds and in other investment pools or investment products, including other funds or exchange-traded funds advised by the Adviser or its affiliates (collectively, the “Underlying Funds”). In addition, the Board Members considered that the Fund was designed for investors who have an approximate target retirement year (“Target Year”) of 2070 in mind. Further, the Board Members considered that the Fund would invest in actively managed Underlying Funds. Moreover, the Board Members considered that the Fund would be added to an existing group of “Lifecycle Funds” and that each existing Lifecycle Fund was a series of the Trust advised by the Adviser.

At the Meeting and/or at prior meetings, the Board Members considered materials regarding, among other things, the Adviser’s organization and business; the types of services that the Adviser or its affiliates currently provide to the applicable funds and are expected to provide to the Fund; and the experience of the Adviser. Further, at the Meeting and/or at prior meetings, the Board Members considered the background and experience of the relevant investment personnel expected to manage the Fund.

The Board has considered that the Adviser provides a wide array of management, oversight and other services to manage and operate the applicable funds. The Board has considered the Adviser’s and its affiliates’ dedication of resources, time, people and capital as well as consistent program of improvement and innovation aimed at keeping the Nuveen fund complex relevant and attractive for existing and new investors and meeting the needs of an increasingly complex regulatory environment. The Board has considered the significant resources, both financial and personnel, the Adviser and its affiliates have committed over the past several years in working to bring the asset management businesses of Nuveen and TIAA under one centralized umbrella and to consolidate their respective fund families to the benefit of the funds through, among other things, enhanced operating efficiencies, centralized investment leadership and a centralized shared resources and support model. The Board has also considered certain financial data of the Adviser and TIAA in assessing the financial stability and condition of the Adviser to provide a high level of quality services to the applicable funds.

The Board has considered that the funds operate in a highly regulated industry and that the scope and complexity of the services and resources that the Adviser and its affiliates must provide to manage and operate the funds have expanded over the years due to regulatory, market and other developments. Such services include maintaining and monitoring the Nuveen funds’ compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs and cybersecurity programs. The Board and/or its Compliance, Risk Management and Regulatory Oversight Committee have received reports regarding the funds’ compliance policies and procedures and matters undertaken thereunder as well as other compliance initiatives on a regular basis. The Board has considered that the Adviser and its investment team(s) are responsible for providing portfolio management of the applicable funds and managing the assets of such funds, including conducting research, identifying investments and placing orders for the purchase or sale of the portfolio investments for such funds. In addition to the portfolio management services provided to the applicable funds, the Board has considered the extensive compliance, regulatory, administrative and other services the Adviser and its various teams or affiliates provide to manage and operate the applicable funds, including but not limited to: distribution management services pursuant to which management seeks to implement distribution policies and set distribution levels consistent with each fund’s product design and positioning; compliance services including establishing and maintaining broad-based compliance policies across the Nuveen fund complex, evaluating the compliance programs of various fund services providers, conducting ongoing risk assessments and testing, monitoring portfolio compliance with investment and regulatory requirements and providing a comprehensive compliance training program; providing regulatory advocacy services, including submitting comments on regulatory proposals and monitoring regulatory developments that may impact the fund(s); providing support to the Board and its committees throughout the year, including providing reports on a wide range of topics relating to the operations and management of the funds, helping to refine the materials provided to the Board and/or its committees and providing educational sessions on various topics; establishing and reviewing the services provided by other fund service providers (such as a fund’s custodian, accountant, and transfer agent); providing legal support services; and evaluating trade allocation and execution.

Aside from the services provided, the Board has considered the financial resources of the Adviser and/or its affiliates and their willingness to make investments to support the funds. The Board has also considered the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, and expertise. The Board has considered the overall reputation and capabilities of the Adviser and its affiliates and the Adviser’s continuing commitment to provide high quality services. Further, the Board has considered the significant risks borne by the Adviser and its affiliates in connection with their services to the Nuveen funds, including entrepreneurial risks in sponsoring and supporting new funds and smaller funds and ongoing risks with managing the funds, such as investment, operational, reputational, regulatory, compliance and litigation risks.

2

Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services expected to be provided to the Fund under the Advisory Agreement.

B.	Investment Performance

The Fund was new and, therefore, did not have its own performance history. The Board Members, however, were familiar with the performance records of other Nuveen funds advised or sub-advised by the Adviser. In particular, the Board Members were familiar with the performance records of the existing Lifecycle Funds.

Based on information provided by the Adviser, the Board Members considered, among other things, certain historical performance-related data pertaining to the Nuveen Lifecycle 2065 Fund (the “Lifecycle 2065 Fund”) as well as various unaffiliated funds in the same peer group as the Lifecycle 2065 Fund, as selected by an independent third-party firm. In addition, based on information provided by the Adviser, the Board Members considered certain performance-related data pertaining to various unaffiliated funds with 2070 Target Years.

C.	Fees, Expenses and Profitability

1.	Fees and Expenses

In evaluating the management fees and expenses that the Fund was expected to bear, the Board Members considered, among other things, the Fund’s proposed management fee structure and its expected net total expense ratio in absolute terms as well as compared with the fees and net total expense ratios of comparable funds. Accordingly, with respect to the Fund, which, as noted above, would be a “fund of funds,” the Board Members considered, among other things, the proposed management fee and the rationale for the calculation of such fee. The Board Members considered that the investment management fee would be made up of two components, which would be added together to create the total investment management fee. In this regard, the first component, the “Asset Allocation Fee Rate,” is an annual rate of 0.10% of the average daily net assets of the Fund. The second component, the “Underlying Funds Fee Rate,” is calculated as follows: for each Underlying Fund of the Trust in which the Fund is invested, the effective Underlying Fund’s annual investment management fee rate, as determined pursuant to its investment management agreement, net of any fee waivers or reimbursements applicable to the Underlying Fund (other than the Class W shares investment management fee waiver and/or reimbursement arrangement for the Underlying Funds of the Trust described below), in proportion to the percentage of the Fund’s net assets invested in the Underlying Fund, applied to the average daily net assets of the Fund. The Board Members considered that the Fund may invest in Class W shares of the Underlying Funds of the Trust and the arrangement that is intended, in general terms, to reallocate certain fees and expenses incurred by such Class W shares to the Fund. In this regard, the Adviser waives and/or reimburses the management fees of Class W shares of the Underlying Funds of the Trust, the attributable portions of which will be directly charged to the Fund through the Underlying Funds Fee Rate portion of the Fund’s investment management fee. Further, the Adviser generally waives the ordinary operating expenses of the Class W shares of the Underlying Funds of the Trust (subject to certain specified exclusions), and the attributable portions of such expenses will be charged directly to the Fund. In addition, the Board Members considered the Adviser’s proposed management fee waiver and expense reimbursement arrangements for the Fund (“Waiver/Reimbursement Arrangements”).

Based on information provided by the Adviser, the Board Members considered the Fund’s estimated expenses for its first fiscal year, including, among other things, estimated acquired fund fees and expenses and the effect of the Waiver/Reimbursement Arrangements. In addition, the Board Members considered comparative fee and expense data pertaining to certain unaffiliated funds with 2070 Target Years.

Based on their review of the fee and expense information provided, the Board Members determined that the Fund’s proposed management fees (as applicable) to the Adviser were reasonable in light of the nature, extent and quality of services expected to be provided.

3

Item 11. Statement Regarding Basis for Approval of Investment

Advisory Contract. (continued)

2.	Comparisons with the Fees of Other Clients

At the Meeting and/or at prior meetings, the Board has considered that the Adviser and/or its affiliates provide investment management services to, in addition to the Nuveen funds, various other types of clients which may include, among others: separately managed accounts, retail managed accounts, foreign funds (UCITS), other investment companies (as sub-advisers), limited partnerships and collective investment trusts (“CITs”). The Board has previously considered certain fee data for these other types of clients managed in a similar manner to certain of the funds compared to the management fee of the applicable fund. The Board has considered a description of various factors which contribute to the differences in the management fee rates of the funds compared to those charged to these other types of clients, which has limited the comparability of the data. In this regard, the Board has considered that the differences in, among other things, the breadth of services provided by the Adviser and its affiliates to the funds compared to those provided to other clients; the expenses the Adviser and its affiliates incur in launching, operating and supporting a fund; the support services provided to shareholders; the extensive regulatory, disclosure and governance requirements applicable to funds; the establishment and maintenance of servicing relationships with various service providers for the funds; the manner of managing such assets; investment policies; investor profiles; and account sizes all may contribute to variations in relative fee rates. Differences in the level of advisory services required for passively managed funds also contribute to differences in the management fee levels of such funds compared to actively managed funds. In addition, differences in the client base; governing bodies, regulatory and legal requirements; distribution; jurisdiction and operational complexities also would contribute to variations in management fees assessed the funds compared to foreign fund clients. Further, differences in the level of advisory and non-advisory services required and risk incurred when serving as a sub-adviser to other investment companies compared to serving as the Adviser to a Nuveen fund contribute to differences in the fees assessed. In this regard, the Board has further considered the significant entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the funds. As a general matter, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board has concluded that the varying levels of fees are reasonable given the foregoing.

Based on information provided by the Adviser, the Board considered the proposed management fees and net expense ratio for the Fund in comparison to those of the Lifecycle 2065 Fund. The Board also considered advisory fees charged for CITs with investment strategies that were comparable to those of the Fund and, in this regard, considered that CITs are regulated differently than registered funds and, in general, have lower administrative costs and lower fees.

3.	Profitability of the Adviser

At the Meeting and/or at prior meetings, the Board Members have considered various profitability data relating to the Adviser’s services to the Nuveen funds. In considering the costs of services to be provided and profits to be realized by the Adviser from its relationship with the funds, the Board Members have considered a variety of estimated profitability data from various perspectives including, among other things, (a) historical pre-distribution and post-distribution margins over specified periods for the Adviser’s services to the applicable funds; (b) certain profitability data on behalf of the Adviser attributable to servicing all applicable funds for 2024 and 2023; (c) certain profitability data of both the Adviser and NFAL (as an adviser for other Nuveen funds) on a combined basis derived from types of funds in the aggregate (i.e., from closed-end funds, exchange-traded funds, interval funds and open-end funds) for 2024 and 2023; and (d) certain profitability data of both the Adviser and NFAL (as an adviser for other Nuveen funds) on a combined basis by asset grouping of Nuveen funds in the aggregate (i.e., from equity, fund of funds, index, municipal bond and taxable fixed income funds). In addition, the Board has considered profitability data at the per fund level for the respective adviser.

In reviewing the profitability data, the Board Members have considered the subjective nature of calculating profitability as the information is not audited and is necessarily dependent on cost allocation methodologies to allocate expenses throughout the complex and among the various advisory products. The Board has reviewed, among other things, a description of the cost allocation methodology employed to develop the profitability data. However, the Board Members have considered that given there is no single universally recognized expense allocation methodology, other reasonable and valid allocation methodologies could be employed and could lead to significantly different profit and loss results and therefore developing profitability data is difficult, particularly on a per fund level.

4

Further, in considering the comparative margin data with peers, the Board Members have considered the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results. Given that the peer profitability data may reflect the different business mix of the respective peer firm, the Board has also considered the pre- and post-distribution margins of Nuveen, LLC for each of the calendar years from 2020 through 2024.

Aside from the foregoing profitability data, the Board has also considered, among other things, the audited statutory-basis financial statements of TIAA as of December 31, 2024 and 2023 and the related statutory-basis statements of operations, of changes in capital and contingency reserves and of cash flows for the years ended December 31, 2024, December 31, 2023 and December 31, 2022. The Board has considered the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board has also considered the investments the Adviser, its parent and/or other affiliates have made into their business.

In evaluating the reasonableness of compensation, the Board Members have also considered the indirect benefits the Adviser may receive as a result of its relationship with the funds in the fund complex, as discussed in further detail below.

The Board considered certain information regarding the expected profitability of the Fund for its first year of operations, including currently estimated pre-distribution margins. In this regard, based on information provided by the Adviser, the Board considered that the Fund was not expected to be profitable for its first year of operations.

D.	Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

The Board considered whether the Fund could be expected to benefit from any economies of scale. Although the Board has considered that economies of scale are difficult to measure with any precision and the rates at which certain expenses are incurred may not decline with a rise in assets, the Board has also considered that there are a variety of methods that may be employed to help share the benefits of economies of scale, including, among other things, through the use of breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of funds at scale at inception and investments in the Adviser’s business which can enhance the services provided to the applicable funds for the fees paid. In this regard, as noted above, the Board Members considered the Waiver/Reimbursement Arrangements. Further, the Board considered that, with respect to the Nuveen funds generally, although the management fee of the Adviser typically is comprised of a fund-level component and a complex-level component, each with its own breakpoint schedule, the Fund would not have breakpoint schedules and would not participate in the complex-level fee program.

In addition, the Board Members have considered the continued reinvestment in Nuveen’s business to enhance its capabilities and services to the benefit of its various clients. The Board has considered that many of these investments were not specific to individual Nuveen funds, but rather initiatives from which the family of funds as a whole may benefit. The Board has further considered that the scope of the services of the Adviser and its affiliates have expanded over time without raising advisory fees to the funds, and this has also been a means of sharing economies of scale with the funds and their shareholders.

Based on its review, the Board was satisfied that the proposed fee arrangements for the Fund were expected to appropriately share any economies of scale with the Fund’s shareholders.

E.	Indirect Benefits

At the Meeting and/or prior meetings, the Board Members have received and considered information regarding various indirect benefits the Adviser or its affiliates may receive as a result of their relationship with the funds in the fund complex. These benefits have included, among other things, economies of scale to the extent the Adviser or its affiliates share investment resources and/or personnel with other clients of the Adviser. Certain funds may also be used as investment options for other products or businesses offered by the Adviser and/or its affiliates, such as variable products, fund of funds and 529 education savings plans, and the Adviser and affiliates of the Adviser may serve as sub-adviser to various funds in which case all advisory and sub-advisory fees generated by such funds stay within Nuveen.

5

Item 11. Statement Regarding Basis for Approval of Investment

Advisory Contract. (continued)

Further, the funds may pay the Adviser and/or its affiliates for other services, such as distribution. In this regard, the Board Members considered that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds for which it may be compensated. To the extent an open-end fund pays 12b-1 fees, the Board Members considered that some of those fees may be retained by the Adviser’s affiliate. In addition, the Board Members have considered that the Adviser may utilize soft dollar brokerage arrangements attributable to the respective funds to obtain research and other services for any or all of its clients, although the Board Members have also considered that the Adviser reimburses the funds it advises for all such costs.

The Adviser and its affiliates may also benefit from the advisory relationships with the funds in the fund complex to the extent this relationship results in potential investors viewing the TIAA group of companies as a leading retirement plan provider in the academic and nonprofit market and a single source for all their financial service needs. The Adviser and/or its affiliates may further benefit to the extent that they have pricing or other information regarding vendors the funds utilize in establishing arrangements with such vendors for other products.

Based on its review, the Board concluded that any indirect benefits expected to be received by the Adviser as a result of its relationship with the Fund were reasonable in light of the services expected to be provided.

F.	Approval

The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of the Advisory Agreement were reasonable, that the Adviser’s fees were reasonable in light of the services expected to be provided, and that the Advisory Agreement should be and was approved on behalf of the Fund.

6

Item 11. Statement Regarding Basis for Approval of Investment

Advisory Contract.

Nuveen Lifecycle Index 2070 Fund

The Approval Process

At the meeting held on August 5-6, 2025 (the “Meeting”), the Board of Trustees (the “Board” and each Trustee, a “Board Member”) of TIAA-CREF Funds (the “Trust”), which is comprised entirely of Board Members who are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)), considered and approved for Nuveen Lifecycle Index 2070 Fund (the “Fund”), a series of the Trust, the investment management agreement (the “Advisory Agreement”) pursuant to which Teachers Advisors, LLC (“TAL” or the “Adviser”) serves as investment adviser to the Fund. The references to the Board and the Board Members are interchangeable.

To assist the Board in its evaluation of the Advisory Agreement at the Meeting, the Board Members had received, in adequate time in advance of the Meeting and/or at prior meetings, materials which outlined, among other things:

•	the nature, extent and quality of the services expected to be provided by the Adviser;
•	the organization of the Adviser, including the responsibilities of various departments and key personnel;
•	the expertise and background of the Adviser;
•	certain performance-related information (as described below);
•	certain profitability-related information (as described below);
•	the proposed management fees for the Fund, including comparisons of such management fees with the management fees of comparable funds;
•	the expected expenses of the Fund, including comparisons of the Fund’s expected net total expense ratio with the net total expense ratios of comparable funds; and
•	the soft dollar practices of the Adviser, if any.

At the Meeting and/or at prior meetings, the Adviser made presentations to and responded to questions from the Board. During the Meeting and/or at prior meetings, the Board Members also met privately with their legal counsel to, among other things, review the Board’s duties under the 1940 Act, the general principles of state law in reviewing and approving advisory contracts, the standards used by courts in determining whether investment company boards of directors have fulfilled their duties, factors to be considered in voting on advisory contracts and an adviser’s fiduciary duty with respect to advisory agreements and compensation. It is with this background that the Board Members considered the Advisory Agreement. As outlined in more detail below, the Board Members considered various factors they believed relevant with respect to the Fund. Each Board Member may have accorded different weight to the various factors and information discussed below in reaching his or her conclusions with respect to the Advisory Agreement. As applicable, the Board Members also considered information they had received in their capacity as trustees or directors of other registered investment companies advised by the Adviser. The Nuveen fund complex consists of the group of funds advised by TAL and the group of funds advised by Nuveen Fund Advisors, LLC (“NFAL” and collectively, the “Nuveen funds” or “funds”). TAL and NFAL are affiliates as NFAL is a subsidiary of Nuveen, LLC, the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”), and TAL is an indirect wholly owned subsidiary of TIAA.

A.	Nature, Extent and Quality of Services

The Board Members considered the nature, extent and quality of the Adviser’s services, including portfolio management services and administrative services. Given that the Adviser already serves as adviser or sub-adviser to other Nuveen funds overseen by the Board Members, the Board has a good understanding of its organization, operations, personnel and services. As the Board meets regularly throughout the year to oversee the funds in the fund complex, including funds currently advised or sub-advised by the Adviser, Board Members may have, in part, relied upon their knowledge from their meetings and any other interactions throughout the year with the Adviser in evaluating the Advisory Agreement.

1

Item 11. Statement Regarding Basis for Approval of Investment

Advisory Contract. (continued)

The Board Members considered information about the structure, investment objective, investment strategy and other characteristics of the Fund. In this regard, the Board Members considered that, in general terms, the Fund would be a “fund of funds” that would invest in shares of other Nuveen mutual funds and in other investment pools or investment products, including other funds or exchange-traded funds advised by the Adviser or its affiliates (collectively, the “Underlying Funds”). In addition, the Board Members considered that the Fund was designed for investors who have an approximate target retirement year (“Target Year”) of 2070 in mind. Further, the Board Members considered that the Fund would invest in index-based Underlying Funds. Moreover, the Board Members considered that the Fund would be added to an existing group of “Lifecycle Index Funds” and that each existing Lifecycle Index Fund was a series of the Trust advised by the Adviser.

At the Meeting and/or at prior meetings, the Board Members considered materials regarding, among other things, the Adviser’s organization and business; the types of services that the Adviser or its affiliates currently provide to the applicable funds and are expected to provide to the Fund; and the experience of the Adviser. Further, at the Meeting and/or at prior meetings, the Board Members considered the background and experience of the relevant investment personnel expected to manage the Fund.

The Board has considered that the Adviser provides a wide array of management, oversight and other services to manage and operate the applicable funds. The Board has considered the Adviser’s and its affiliates’ dedication of resources, time, people and capital as well as consistent program of improvement and innovation aimed at keeping the Nuveen fund complex relevant and attractive for existing and new investors and meeting the needs of an increasingly complex regulatory environment. The Board has considered the significant resources, both financial and personnel, the Adviser and its affiliates have committed over the past several years in working to bring the asset management businesses of Nuveen and TIAA under one centralized umbrella and to consolidate their respective fund families to the benefit of the funds through, among other things, enhanced operating efficiencies, centralized investment leadership and a centralized shared resources and support model. The Board has also considered certain financial data of the Adviser and TIAA in assessing the financial stability and condition of the Adviser to provide a high level of quality services to the applicable funds.

The Board has considered that the funds operate in a highly regulated industry and that the scope and complexity of the services and resources that the Adviser and its affiliates must provide to manage and operate the funds have expanded over the years due to regulatory, market and other developments. Such services include maintaining and monitoring the Nuveen funds’ compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs and cybersecurity programs. The Board and/or its Compliance, Risk Management and Regulatory Oversight Committee have received reports regarding the funds’ compliance policies and procedures and matters undertaken thereunder as well as other compliance initiatives on a regular basis.

The Board has considered that the Adviser and its investment team(s) are responsible for providing portfolio management of the applicable funds and managing the assets of such funds, including conducting research, identifying investments and placing orders for the purchase or sale of the portfolio investments for such funds. In addition to the portfolio management services provided to the applicable funds, the Board has considered the extensive compliance, regulatory, administrative and other services the Adviser and its various teams or affiliates provide to manage and operate the applicable funds, including but not limited to: distribution management services pursuant to which management seeks to implement distribution policies and set distribution levels consistent with each fund’s product design and positioning; compliance services including establishing and maintaining broad-based compliance policies across the Nuveen fund complex, evaluating the compliance programs of various fund services providers, conducting ongoing risk assessments and testing, monitoring portfolio compliance with investment and regulatory requirements and providing a comprehensive compliance training program; providing regulatory advocacy services, including submitting comments on regulatory proposals and monitoring regulatory developments that may impact the fund(s); providing support to the Board and its committees throughout the year, including providing reports on a wide range of topics relating to the operations and management of the funds, helping to refine the materials provided to the Board and/or its committees and providing educational sessions on various topics; establishing and reviewing the services provided by other fund service providers (such as a fund’s custodian, accountant, and transfer agent); providing legal support services; and evaluating trade allocation and execution.

Aside from the services provided, the Board has considered the financial resources of the Adviser and/or its affiliates and their willingness to make investments to support the funds. The Board has also considered the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, and expertise. The Board has considered the overall reputation and capabilities of the Adviser and its affiliates and the Adviser’s continuing commitment to provide high quality services. Further, the Board has considered the significant risks borne by the Adviser and its affiliates in connection with their services to the Nuveen funds, including entrepreneurial risks in sponsoring and supporting new funds and smaller funds and ongoing risks with managing the funds, such as investment, operational, reputational, regulatory, compliance and litigation risks.

2

Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services expected to be provided to the Fund under the Advisory Agreement.

B.	Investment Performance

The Fund was new and, therefore, did not have its own performance history. The Board Members, however, were familiar with the performance records of other Nuveen funds advised or sub-advised by the Adviser. In particular, the Board Members were familiar with the performance records of the existing Lifecycle Index Funds.

Based on information provided by the Adviser, the Board Members considered, among other things, certain historical performance-related data pertaining to the Nuveen Lifecycle Index 2065 Fund (the “Lifecycle Index 2065 Fund”) as well as various unaffiliated funds in the same peer group as the Lifecycle Index 2065 Fund, as selected by an independent third-party firm. In addition, based on information provided by the Adviser, the Board Members considered certain performance-related data pertaining to various unaffiliated funds with 2070 Target Years.

C.	Fees, Expenses and Profitability

1.	Fees and Expenses

In evaluating the management fees and expenses that the Fund was expected to bear, the Board Members considered, among other things, the Fund’s proposed management fee structure and its expected net total expense ratio in absolute terms as well as compared with the fees and net total expense ratios of comparable funds. Accordingly, with respect to the Fund, which, as noted above, would be a “fund of funds,” the Board Members considered, among other things, the proposed management fee and the rationale for the calculation of such fee. The Board Members considered that the investment management fee would be made up of two components, which would be added together to create the total investment management fee. In this regard, the first component, the “Asset Allocation Fee Rate,” is an annual rate of 0.10% of the average daily net assets of the Fund. The second component, the “Underlying Funds Fee Rate,” is calculated as follows: for each Underlying Fund of the Trust in which the Fund is invested, the effective Underlying Fund’s annual investment management fee rate, as determined pursuant to its investment management agreement, net of any fee waivers or reimbursements applicable to the Underlying Fund (other than the Class W shares investment management fee waiver and/or reimbursement arrangement for the Underlying Funds of the Trust described below), in proportion to the percentage of the Fund’s net assets invested in the Underlying Fund, applied to the average daily net assets of the Fund. The Board Members considered that the Fund may invest in Class W shares of the Underlying Funds of the Trust and the arrangement that is intended, in general terms, to reallocate certain fees and expenses incurred by such Class W shares to the Fund. In this regard, the Adviser waives and/or reimburses the management fees of Class W shares of the Underlying Funds of the Trust, the attributable portions of which will be directly charged to the Fund through the Underlying Funds Fee Rate portion of the Fund’s investment management fee. Further, the Adviser generally waives the ordinary operating expenses of the Class W shares of the Underlying Funds of the Trust (subject to certain specified exclusions), and the attributable portions of such expenses will be charged directly to the Fund. In addition, the Board Members considered the Adviser’s proposed management fee waiver and expense reimbursement arrangements for the Fund (“Waiver/Reimbursement Arrangements”).

Based on information provided by the Adviser, the Board Members considered the Fund’s estimated expenses for its first fiscal year, including, among other things, estimated acquired fund fees and expenses and the effect of the Waiver/Reimbursement Arrangements. In addition, the Board Members considered comparative fee and expense data pertaining to certain unaffiliated funds with 2070 Target Years.

Based on their review of the fee and expense information provided, the Board Members determined that the Fund’s proposed management fees (as applicable) to the Adviser were reasonable in light of the nature, extent and quality of services expected to be provided.

3

Item 11. Statement Regarding Basis for Approval of Investment

Advisory Contract. (continued)

2.	Comparisons with the Fees of Other Clients

At the Meeting and/or at prior meetings, the Board has considered that the Adviser and/or its affiliates provide investment management services to, in addition to the Nuveen funds, various other types of clients which may include, among others: separately managed accounts, retail managed accounts, foreign funds (UCITS), other investment companies (as sub-advisers), limited partnerships and collective investment trusts (“CITs”). The Board has previously considered certain fee data for these other types of clients managed in a similar manner to certain of the funds compared to the management fee of the applicable fund. The Board has considered a description of various factors which contribute to the differences in the management fee rates of the funds compared to those charged to these other types of clients, which has limited the comparability of the data. In this regard, the Board has considered that the differences in, among other things, the breadth of services provided by the Adviser and its affiliates to the funds compared to those provided to other clients; the expenses the Adviser and its affiliates incur in launching, operating and supporting a fund; the support services provided to shareholders; the extensive regulatory, disclosure and governance requirements applicable to funds; the establishment and maintenance of servicing relationships with various service providers for the funds; the manner of managing such assets; investment policies; investor profiles; and account sizes all may contribute to variations in relative fee rates. Differences in the level of advisory services required for passively managed funds also contribute to differences in the management fee levels of such funds compared to actively managed funds. In addition, differences in the client base; governing bodies, regulatory and legal requirements; distribution; jurisdiction and operational complexities also would contribute to variations in management fees assessed the funds compared to foreign fund clients. Further, differences in the level of advisory and non-advisory services required and risk incurred when serving as a sub-adviser to other investment companies compared to serving as the Adviser to a Nuveen fund contribute to differences in the fees assessed. In this regard, the Board has further considered the significant entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the funds. As a general matter, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board has concluded that the varying levels of fees are reasonable given the foregoing.

Based on information provided by the Adviser, the Board considered the proposed management fees and net expense ratio for the Fund in comparison to those of the Lifecycle Index 2065 Fund. The Board also considered advisory fees charged for CITs with investment strategies that were comparable to those of the Fund and, in this regard, considered that CITs are regulated differently than registered funds and, in general, have lower administrative costs and lower fees.

3.	Profitability of the Adviser

At the Meeting and/or at prior meetings, the Board Members have considered various profitability data relating to the Adviser’s services to the Nuveen funds. In considering the costs of services to be provided and profits to be realized by the Adviser from its relationship with the funds, the Board Members have considered a variety of estimated profitability data from various perspectives including, among other things, (a) historical pre-distribution and post-distribution margins over specified periods for the Adviser’s services to the applicable funds; (b) certain profitability data on behalf of the Adviser attributable to servicing all applicable funds for 2024 and 2023; (c) certain profitability data of both the Adviser and NFAL (as an adviser for other Nuveen funds) on a combined basis derived from types of funds in the aggregate (i.e., from closed-end funds, exchange-traded funds, interval funds and open-end funds) for 2024 and 2023; and (d) certain profitability data of both the Adviser and NFAL (as an adviser for other Nuveen funds) on a combined basis by asset grouping of Nuveen funds in the aggregate (i.e., from equity, fund of funds, index, municipal bond and taxable fixed income funds). In addition, the Board has considered profitability data at the per fund level for the respective adviser.

In reviewing the profitability data, the Board Members have considered the subjective nature of calculating profitability as the information is not audited and is necessarily dependent on cost allocation methodologies to allocate expenses throughout the complex and among the various advisory products. The Board has reviewed, among other things, a description of the cost allocation methodology employed to develop the profitability data. However, the Board Members have considered that given there is no single universally recognized expense allocation methodology, other reasonable and valid allocation methodologies could be employed and could lead to significantly different profit and loss results and therefore developing profitability data is difficult, particularly on a per fund level.

4

Further, in considering the comparative margin data with peers, the Board Members have considered the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results. Given that the peer profitability data may reflect the different business mix of the respective peer firm, the Board has also considered the pre- and post-distribution margins of Nuveen, LLC for each of the calendar years from 2020 through 2024.

Aside from the foregoing profitability data, the Board has also considered, among other things, the audited statutory-basis financial statements of TIAA as of December 31, 2024 and 2023 and the related statutory-basis statements of operations, of changes in capital and contingency reserves and of cash flows for the years ended December 31, 2024, December 31, 2023 and December 31, 2022. The Board has considered the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board has also considered the investments the Adviser, its parent and/or other affiliates have made into their business.

In evaluating the reasonableness of compensation, the Board Members have also considered the indirect benefits the Adviser may receive as a result of its relationship with the funds in the fund complex, as discussed in further detail below.

The Board considered certain information regarding the expected profitability of the Fund for its first year of operations, including currently estimated pre-distribution margins. In this regard, based on information provided by the Adviser, the Board considered that the Fund was not expected to be profitable for its first year of operations.

D.	Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

The Board considered whether the Fund could be expected to benefit from any economies of scale. Although the Board has considered that economies of scale are difficult to measure with any precision and the rates at which certain expenses are incurred may not decline with a rise in assets, the Board has also considered that there are a variety of methods that may be employed to help share the benefits of economies of scale, including, among other things, through the use of breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of funds at scale at inception and investments in the Adviser’s business which can enhance the services provided to the applicable funds for the fees paid. In this regard, as noted above, the Board Members considered the Waiver/Reimbursement Arrangements. Further, the Board considered that, with respect to the Nuveen funds generally, although the management fee of the Adviser typically is comprised of a fund-level component and a complex-level component, each with its own breakpoint schedule, the Fund would not have breakpoint schedules and would not participate in the complex-level fee program.

In addition, the Board Members have considered the continued reinvestment in Nuveen’s business to enhance its capabilities and services to the benefit of its various clients. The Board has considered that many of these investments were not specific to individual Nuveen funds, but rather initiatives from which the family of funds as a whole may benefit. The Board has further considered that the scope of the services of the Adviser and its affiliates have expanded over time without raising advisory fees to the funds, and this has also been a means of sharing economies of scale with the funds and their shareholders.

Based on its review, the Board was satisfied that the proposed fee arrangements for the Fund were expected to appropriately share any economies of scale with the Fund’s shareholders.

E.	Indirect Benefits

At the Meeting and/or prior meetings, the Board Members have received and considered information regarding various indirect benefits the Adviser or its affiliates may receive as a result of their relationship with the funds in the fund complex. These benefits have included, among other things, economies of scale to the extent the Adviser or its affiliates share investment resources and/or personnel with other clients of the Adviser. Certain funds may also be used as investment options for other products or businesses offered by the Adviser and/or its affiliates, such as variable products, fund of funds and 529 education savings plans, and the Adviser and affiliates of the Adviser may serve as sub-adviser to various funds in which case all advisory and sub-advisory fees generated by such funds stay within Nuveen.

5

Item 11. Statement Regarding Basis for Approval of Investment

Advisory Contract. (continued)

Further, the funds may pay the Adviser and/or its affiliates for other services, such as distribution. In this regard, the Board Members considered that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds for which it may be compensated. To the extent an open-end fund pays 12b-1 fees, the Board Members considered that some of those fees may be retained by the Adviser’s affiliate. In addition, the Board Members have considered that the Adviser may utilize soft dollar brokerage arrangements attributable to the respective funds to obtain research and other services for any or all of its clients, although the Board Members have also considered that the Adviser reimburses the funds it advises for all such costs.

The Adviser and its affiliates may also benefit from the advisory relationships with the funds in the fund complex to the extent this relationship results in potential investors viewing the TIAA group of companies as a leading retirement plan provider in the academic and nonprofit market and a single source for all their financial service needs. The Adviser and/or its affiliates may further benefit to the extent that they have pricing or other information regarding vendors the funds utilize in establishing arrangements with such vendors for other products.

Based on its review, the Board concluded that any indirect benefits expected to be received by the Adviser as a result of its relationship with the Fund were reasonable in light of the services expected to be provided.

F.	Approval

The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of the Advisory Agreement were reasonable, that the Adviser’s fees were reasonable in light of the services expected to be provided, and that the Advisory Agreement should be and was approved on behalf of the Fund.

6

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to open-end investment companies.

(b)	Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable to this filing.

(a)(2)	Not applicable to this filing.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF Funds

Date: February 5, 2026	By: /s/ Jordan M. Farris Jordan M. Farris Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: February 5, 2026	By: /s/ Jordan M. Farris Jordan M. Farris Chief Administrative Officer (principal executive officer)

Date: February 5, 2026	By: /s/ Marc Cardella Marc Cardella Vice President and Controller (principal financial officer)